Quarterly Holdings Report
for
Fidelity® SAI Total Bond Fund
May 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STB-NPRT3-0726
1.9887631.107
Asset-Backed Securities - 8.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0136% 7/20/2037 (b)(c)(o)	13,747,664	13,763,955
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (b)(c)(o)	4,241,000	4,250,101
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8254% 4/19/2039 (b)(c)(o)	15,808,000	15,808,174
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9166% 1/25/2039 (b)(c)(o)	12,063,000	12,078,079
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 7/18/2038 (b)(c)(o)	13,825,000	13,849,678
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9021% 1/21/2039 (b)(c)(o)	14,158,000	14,167,811
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 1.2% 7/25/2039 (b)(c)(o)	11,550,000	11,550,000
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (b)(c)(o)	15,994,000	16,020,247
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0031% 1/15/2038 (b)(c)(o)	13,131,000	13,178,442
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 7.9252% 7/20/2037 (b)(c)(o)	250,000	250,044
Goldentree Loan Management US CLO 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.3752% 7/20/2037 (b)(c)(o)	364,000	365,118
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0152% 10/20/2037 (b)(c)(o)	12,846,000	12,871,576
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1852% 7/20/2037 (b)(c)(o)	10,479,000	10,479,000
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7695% 4/16/2038 (b)(c)(o)	14,936,000	14,909,638
OCP CLO Ltd / OCP CLO LLC Series 2026-33AR Class A1R, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/20/2039 (b)(c)(o)	11,390,000	11,390,000
TOTAL BAILIWICK OF JERSEY		164,931,863
BERMUDA - 0.0%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8531% 4/15/2041 (b)(c)(o)	9,024,000	9,027,176
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (o)	1,246,689	1,251,257
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (o)	2,752,063	2,775,658
TOTAL CANADA		4,026,915
GRAND CAYMAN (UK OVERSEAS TER) - 4.5%
AIMCO CDO Series 2026-10AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/22/2039 (b)(c)(o)	11,978,000	11,978,000
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0204% 7/17/2037 (b)(c)(o)	12,215,000	12,235,594
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8952% 10/20/2038 (b)(c)(o)	19,226,000	19,258,473
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (b)(c)(o)	15,363,000	15,367,532
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0152% 7/20/2038 (b)(c)(o)	9,447,000	9,465,875
Allegro CLO XII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1121% 7/21/2037 (b)(c)(o)	18,441,000	18,451,253
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.1052% 7/20/2038 (b)(c)(o)	159,000	160,658
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 7/15/2038 (b)(c)(o)	15,100,000	15,144,137
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9582% 4/25/2034 (b)(c)(o)	15,787,000	15,798,967
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0431% 10/15/2037 (b)(c)(o)	8,652,000	8,672,895
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9131% 4/15/2038 (b)(c)(o)	12,057,000	12,070,781
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 4.9704% 7/17/2038 (b)(c)(o)	18,547,000	18,642,517
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9331% 1/15/2038 (b)(c)(o)	8,291,000	8,317,357
Balboa Bay Loan Funding Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (b)(c)(o)	150,000	150,847
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0452% 10/20/2037 (b)(c)(o)	14,512,000	14,548,280
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6731% 3/30/2038 (b)(c)(o)	125,000	125,197
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9171% 7/24/2035 (b)(c)(o)	6,588,967	6,594,080
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8566% 1/25/2039 (b)(c)(o)	11,974,000	11,993,338
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8931% 1/15/2039 (b)(c)(o)	12,121,000	12,148,078
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 4.9452% 10/20/2038 (b)(c)(o)	12,943,000	12,978,684
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (b)(c)(o)	11,297,000	11,315,482
Birch Grove CLO 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4136% 4/22/2038 (b)(c)(o)	150,000	148,328
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (o)	10,607,511	10,075,657
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.5231% 3/31/2038 (b)(c)(o)	265,000	265,022
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (b)(c)(o)	9,291,000	9,298,758
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.0766% 7/25/2037 (b)(c)(o)	16,076,000	16,095,002
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (b)(c)(o)	13,715,000	13,720,184
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/20/2037 (b)(c)(o)	10,997,000	11,014,936
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.8666% 1/25/2038 (b)(c)(o)	10,975,000	10,996,182
Cedar Funding XVII CLO Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2038 (b)(c)(o)	11,696,000	11,719,369
CIFC Funding Ltd / CIFC Funding LLC Series 2025-5A Class CR, CME Term SOFR 3 month Index + 1.8%, 5.4731% 1/15/2038 (b)(c)(o)	250,000	250,264
CIFC Funding Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9031% 10/15/2038 (b)(c)(o)	22,431,000	22,469,290
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9221% 7/21/2038 (b)(c)(o)	250,000	253,421
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4304% 1/17/2038 (b)(c)(o)	100,000	97,921
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9431% 10/15/2038 (b)(c)(o)	12,247,000	12,270,086
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9161% 10/23/2038 (b)(c)(o)	8,201,000	8,238,921
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (b)(c)(o)	14,305,000	14,305,072
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (b)(c)(i)(j)(o)	209,686	0
Diameter Cap Ltd / LLC Series 2025-5A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.4731% 1/15/2039 (b)(c)(o)	255,000	255,770
Diameter Capital CLO Series 2026-6A Class ER, CME Term SOFR 3 month Index + 6%, 9.6731% 4/15/2039 (b)(c)(o)	250,000	253,618
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.2052% 4/18/2037 (b)(c)(o)	13,262,000	13,275,899
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 7/15/2037 (b)(c)(o)	15,917,000	15,942,467
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0631% 10/15/2037 (b)(c)(o)	14,518,000	14,527,190
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 10/15/2037 (b)(c)(o)	15,072,000	15,078,285
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8331% 4/15/2038 (b)(c)(o)	12,030,000	12,054,903
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.7731% 4/15/2038 (b)(c)(o)	150,000	149,126
Flatiron CLO 20 Ltd / Flatiron CLO 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8819% 11/20/2038 (b)(c)(o)	23,424,000	23,468,271
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (b)(c)(o)	12,078,000	12,081,937
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9536% 10/22/2038 (b)(c)(o)	12,140,000	12,203,929
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/19/2037 (b)(c)(o)	14,290,000	14,303,090
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9231% 4/15/2038 (b)(c)(o)	200,000	200,342
Fortress Credit BSL Ltd Series 2026-1A Class C1, CME Term SOFR 3 month Index + 1.9%, 5.5624% 4/20/2039 (b)(c)(o)	250,000	250,701
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (o)	9,535,000	9,552,163
GCM CLO Series 2026-1A Class E, CME Term SOFR 3 month Index + 5.5%, 0% 7/20/2039 (b)(c)(e)(o)	150,000	150,036
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 1.18% 7/20/2039 (b)(c)(o)	14,263,000	14,263,000
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (o)	2,926,448	2,913,554
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (o)	1,293,500	1,274,092
Kennedy Lewis CLO 19 Ltd Series 2025-19A Class E, CME Term SOFR 3 month Index + 6%, 9.6636% 4/22/2036 (b)(c)(o)	100,000	100,192
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (b)(c)(o)	8,699,000	8,694,598
Madison Park Funding LXVII Ltd / Madison Park Funding LXVI LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.1766% 4/25/2037 (b)(c)(o)	15,620,000	15,631,512
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (b)(c)(o)	15,155,000	15,186,992
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.9866% 7/25/2038 (b)(c)(o)	12,120,000	12,137,865
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (b)(c)(o)	8,410,000	8,413,414
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.9566% 1/25/2038 (b)(c)(o)	7,590,000	7,614,068
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 4.9568% 4/20/2034 (b)(c)(o)	11,245,000	11,255,986
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0231% 7/15/2037 (b)(c)(o)	14,497,000	14,520,210
Magnetite XXIX Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.6731% 7/15/2037 (b)(c)(o)	100,000	100,450
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (b)(c)(o)	11,119,000	11,112,329
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9131% 1/15/2038 (b)(c)(o)	15,208,000	15,220,623
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9252% 7/20/2036 (b)(c)(o)	100,000	100,000
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9252% 10/20/2037 (b)(c)(o)	125,000	125,068
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8431% 4/15/2038 (b)(c)(o)	14,355,000	14,367,187
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/20/2037 (b)(c)(o)	10,712,000	10,731,560
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0752% 7/18/2038 (b)(c)(o)	12,152,000	12,168,490
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2037 (b)(c)(o)	20,095,000	20,120,400
Obra CLO 4 Ltd / LLC Series 2026-4A Class D, CME Term SOFR 3 month Index + 3.3%, 6.9794% 7/20/2039 (b)(c)(o)	150,000	150,001
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.7821% 1/21/2038 (b)(c)(o)	10,956,000	10,921,565
OCP Aegis CLO Ltd Series 2025-47A Class D1A, CME Term SOFR 3 month Index + 2.6%, 6.2721% 1/21/2038 (b)(c)(o)	250,000	250,064
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.2252% 7/20/2037 (b)(c)(o)	200,000	200,225
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9671% 10/24/2038 (b)(c)(o)	12,973,000	13,006,068
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (b)(c)(o)	8,515,000	8,514,404
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9052% 4/20/2038 (b)(c)(o)	7,918,000	7,930,772
OHA Credit Funding 26 Ltd Series 2026-26A Class A1, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/20/2039 (b)(c)(e)(o)	12,336,000	12,336,000
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9536% 1/22/2038 (b)(c)(o)	13,866,000	13,899,431
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0052% 10/20/2037 (b)(c)(o)	10,862,000	10,884,626
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1752% 4/20/2037 (b)(c)(o)	17,577,000	17,595,702
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.3252% 4/20/2037 (b)(c)(o)	932,000	932,732
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 8.4252% 4/20/2037 (b)(c)(o)	250,000	250,070
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.7819% 2/20/2038 (b)(c)(o)	10,810,000	10,818,162
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/18/2038 (b)(c)(o)	4,722,000	4,731,548
Palmer Square CLO Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8131% 2/15/2038 (b)(c)(o)	100,000	98,038
Palmer Square CLO Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 4.8852% 10/20/2038 (b)(c)(o)	13,365,000	13,368,929
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.8604% 4/20/2039 (b)(c)(o)	10,461,000	10,471,461
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (b)(c)(o)	10,345,981	10,345,671
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4511% 2/15/2033 (b)(c)(o)	10,114,154	10,107,813
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 10/20/2038 (b)(c)(o)	12,426,000	12,431,107
Pikes Peak CLO 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.4752% 4/20/2038 (b)(c)(o)	100,000	95,221
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (o)	4,627,933	4,503,673
Regatta 36 Fdg Ltd / Regatta 36 Fdg LLC Series 2026-1A Class D2, 8.5% 4/15/2039 (o)	250,000	245,305
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0231% 10/15/2039 (b)(c)(o)	6,032,000	6,047,713
RR 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0131% 1/15/2037 (b)(c)(o)	17,526,000	17,538,005
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.8424% 4/15/2041 (b)(c)(o)	13,618,000	13,609,884
Sandstone Peak III Ltd Series 2026-1A Class D2R, 8.56% 4/25/2037 (o)	335,000	333,989
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9604% 7/17/2038 (b)(c)(o)	7,970,000	7,991,280
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9304% 10/17/2038 (b)(c)(o)	12,284,000	12,319,746
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0004% 7/17/2038 (b)(c)(o)	9,996,000	10,024,818
Symphony CLO 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (b)(c)(o)	10,786,000	10,786,000
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 8.4197% (b)(c)(i)(j)(o)	535,340	0
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(o)	147,609	147,672
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (o)	2,992,209	2,975,879
Trapeza CDO XII Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.4714% 4/6/2042 (b)(c)(o)	934,000	746,615
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (b)(c)(o)	4,156,000	4,165,771
Voya CLO Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (b)(c)(o)	10,244,000	10,248,804
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		987,460,519
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (o)	2,693,829	2,719,810
MULTI-NATIONAL - 0.2%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/18/2039 (b)(c)(o)	15,904,000	15,932,611
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8552% 4/20/2038 (b)(c)(o)	11,745,000	11,753,785
Ares Loan Funding V Ltd / Ares Loan Funding V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1666% 7/27/2037 (b)(c)(o)	13,598,000	13,598,000
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 1/20/2038 (b)(c)(o)	8,071,000	8,092,784
TOTAL MULTI-NATIONAL		49,377,180
UNITED STATES - 2.9%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (o)	6,687,485	6,723,455
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (o)	4,042,548	3,900,507
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (o)	6,586,844	6,263,417
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (o)	21,945,538	21,936,209
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (o)	7,337,128	7,476,432
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (o)	6,661,217	6,787,688
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (o)	573,981	574,389
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (o)	5,900,000	5,923,530
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (o)	4,500,000	4,472,427
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (o)	4,320,000	4,312,972
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (o)	8,972,162	8,990,606
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (o)	706,520	701,741
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (o)	157,881	156,024
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (o)	2,576,658	2,579,016
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (o)	1,120,000	1,122,813
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2036 (o)	1,700,000	1,692,139
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (o)	2,261,074	2,253,537
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (o)	3,000,000	3,005,148
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	1,600,000	1,606,254
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	3,966,189	3,972,952
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	3,700,000	3,676,171
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	535,000	530,361
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	3,700,000	3,714,583
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (o)	1,184,889	1,173,047
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (o)	1,653,688	1,626,909
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (o)	4,356,038	4,279,871
CNSL Series 2025-4A Class C, 8.098% 12/20/2055 (o)	2,500,000	2,555,998
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (o)	2,850,000	2,807,844
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (o)	1,526,000	1,595,569
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (o)	9,797,983	9,704,909
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (o)	9,325,000	9,136,950
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (o)	4,741,575	4,689,274
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (o)	10,183,825	10,069,703
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (o)	8,258,500	8,159,093
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (o)	9,880,000	9,880,000
DB Master Finance LLC Series 2026-1A, 0% 5/20/2056 (o)	8,565,000	8,565,000
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (o)	2,100,000	2,093,348
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (o)	1,666,280	1,678,656
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (o)	1,246,056	1,248,843
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (o)	4,700,000	4,671,520
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (o)	6,002,413	5,979,188
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (o)	5,501,433	5,223,119
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1831% 7/15/2037 (b)(c)(o)	12,756,000	12,756,000
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	353,573	353,965
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	1,575,000	1,580,396
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	1,360,000	1,362,016
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (o)	26,108,743	25,884,200
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (o)	15,957,064	15,942,441
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (o)	9,570,000	9,633,053
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.837% 10/20/2039 (b)(c)(o)	7,591,000	7,590,636
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.8466% 1/25/2038 (b)(c)(o)	11,583,000	11,579,259
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (o)	487,233	473,955
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (o)	2,236,233	2,211,976
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (o)	318,591	294,817
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (o)	7,100,000	7,116,126
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (o)	19,359,938	19,550,939
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (o)	7,647,213	7,723,450
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	2,350,496	2,352,806
Magnetite XXXVIII Ltd Series 2026-38AR Class A1R, CME Term SOFR 3 month Index + 1.19%, 1.19% 7/15/2039 (b)(c)(o)	12,191,000	12,191,000
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (o)	1,302,517	1,309,464
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (o)	4,532,802	4,559,045
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (o)	6,800,000	6,804,269
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (o)	260,000	265,163
MetroNet Infrastructure Issuer LLC Series 2025-4A Class C, 7.112% 12/20/2055 (o)	655,000	656,385
MetroNet Infrastructure Issuer LLC Series 2026-1A Class C, 7.1% 4/20/2056 (o)	1,400,000	1,396,382
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (o)	18,334,142	17,894,771
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	2,130,000	2,113,770
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9004% 10/17/2038 (b)(c)(o)	12,210,000	12,226,972
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (o)	600,000	601,395
Optn Series 2026-A Class A, 4.32% 1/9/2034 (o)	4,295,000	4,261,927
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (o)	4,748,525	4,767,277
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (o)	8,895,046	8,655,705
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (o)	1,812,688	1,833,924
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (o)	9,171,563	8,785,011
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (o)	9,053,760	8,517,805
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (o)	8,340,000	8,276,906
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (o)	2,634,833	2,649,153
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0992% 7/25/2054 (b)(c)(o)	3,889,263	3,881,783
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (o)	800,000	799,091
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (o)	797,000	790,527
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (o)	870,000	869,553
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)(o)	2,737,003	2,701,727
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (o)	3,239,579	3,250,502
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2024-1A Class B, 5.775% 9/15/2049 (o)	724,000	699,561
RKTL Series 2026-2A Class A, 4.33% 5/25/2035 (o)	6,240,000	6,240,525
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	4,100,000	4,110,110
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (o)	3,812,000	3,670,720
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (o)	1,500,000	1,496,450
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (o)	1,700,000	1,681,224
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.593% 9/15/2039 (b)(i)(o)	747,000	534,727
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (o)	7,964,391	7,994,519
Sofi Consumer Loan Program Trust Series 2026-2 Class A, 4.27% 3/25/2036 (o)	9,700,000	9,697,928
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (o)	10,812,345	10,682,287
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (o)	23,082,490	23,222,190
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (o)	12,328,260	12,386,994
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (o)	14,944,420	14,331,883
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (o)	19,813,275	19,421,979
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (o)	7,369,770	7,161,713
Switch ABS Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (o)	1,205,000	1,226,250
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (o)	27,815,000	27,419,062
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.5588% 9/25/2034 (b)(c)	6,341	6,903
Tesla Finance LLC Series 2026-1A Class A, 5.31% 5/20/2052 (o)	4,700,000	4,718,017
Towr Series 2026-1A Class B, 5.882% 4/25/2056 (o)	543,000	542,307
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (o)	168,000	167,250
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (o)	1,081,000	1,071,547
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (o)	1,344,000	1,333,260
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (o)	270,000	269,618
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (o)	4,448,476	4,436,311
Upg HI Issuer Trust Series 2026-1 Class A, 5.03% 2/25/2048 (o)	1,000,000	997,349
VB-S1 Issuer LLC Series 2022-1A Class F, 5.268% 2/15/2052 (o)	810,000	795,118
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (o)	1,100,000	1,115,473
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (o)	3,258,000	3,351,668
VB-S1 Issuer LLC Series 2026-1A Class F, 6.843% 3/15/2056 (o)	650,000	651,839
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (o)	3,689,601	3,699,970
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (o)	1,416,636	1,418,233
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (o)	906,987	910,288
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (o)	9,703,866	9,744,477
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (o)	725,708	736,188
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (o)	8,247,360	8,157,656
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	1,484,393	1,489,763
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	1,707,207	1,708,912
TOTAL UNITED STATES		643,277,023
TOTAL ASSET-BACKED SECURITIES (Cost $1,862,872,375)		1,860,820,486

Bank Loan Obligations - 5.2%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Produits Recreatifs Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 12/13/2029 (b)(c)(h)	1,502,366	1,504,439
Bombardier Produits Recreatifs Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 1/22/2031 (b)(c)(h)	155,986	155,844
		1,660,283
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 9/20/2030 (b)(c)(h)	3,058,714	3,063,485
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 9/22/2032 (b)(c)(h)	2,650,890	2,665,921
		5,729,406
TOTAL CONSUMER DISCRETIONARY		7,389,689
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9067% 9/18/2031 (b)(c)(h)	2,157,688	2,161,744
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4496% 12/12/2028 (b)(c)(h)	3,170,416	3,171,081
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4134% 3/21/2031 (b)(c)(h)	996,889	993,778
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.6065% 5/29/2028 (b)(c)(h)	2,744,602	2,450,930
TOTAL CANADA		16,167,222
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 15% 6/30/2026 (b)(c)(h)(i)	888,410	888,410
Canacol Energy Ltd Tranche SECOND DIP, term loan CME Term SOFR 3 month Index + 16%, 15% 6/30/2026 (b)(c)(h)(i)	412,246	412,246

TOTAL COLOMBIA		1,300,656
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 12/13/2032 (b)(c)(h)(k)	360,000	360,472
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 12/12/2032 (b)(c)(h)	2,564,250	2,567,609

TOTAL DENMARK		2,928,081
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2112% 5/23/2030 (b)(c)(h)	1,386,652	1,371,551
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 2/4/2028 (b)(c)(h)	1,458,729	1,453,477

TOTAL FINLAND		2,825,028
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5481% 5/31/2031 (b)(c)(h)	11,252,510	11,400,256
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Banijay Gaming SAS Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4107% 12/10/2031 (b)(c)(h)	710,000	712,364
TOTAL FRANCE		12,112,620
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3773% 4/30/2030 (b)(c)(h)	1,829,930	1,844,222
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.48% 4/3/2030 (b)(c)(h)	2,150,000	2,166,125

TOTAL GERMANY		4,010,347
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.174% 10/18/2029 (b)(c)(h)	1,937,952	1,946,828
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9158% 1/9/2032 (b)(c)(h)	1,693,856	1,686,911
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(h)(i)(j)	2,068,832	0
BYJU's Alpha Inc Tranche NEW MONEY WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.25%, 25% 3/31/2033 (b)(c)(h)(i)	61,201	61,201
BYJU's Alpha Inc Tranche Second Out Rollover Wind-Down DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6677% 3/31/2033 (b)(c)(h)(i)	141,787	141,788
BYJU's Alpha Inc Tranche THIRD OUT ROLLOVER WIND-DOWN DIP 1LN, term loan CME Term SOFR 3 month Index + 0.8%, 11.6677% 3/31/2033 (b)(c)(h)(i)	624,235	33,084

TOTAL INDIA		236,073
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6996% 6/4/2032 (b)(c)(h)	1,578,075	1,568,212
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6731% 10/31/2027 (b)(c)(h)	99,231	75,316
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 10/1/2032 (b)(c)(h)	2,495,213	2,226,977
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (b)(c)(h)(j)	738,266	16,153
TOTAL FINANCIALS		2,243,130
Materials - 0.0%
Containers & Packaging - 0.0%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 5.6634% 1/30/2031 (b)(c)(h)	1,250,884	1,113,912
TOTAL LUXEMBOURG		3,432,358
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6996% 1/17/2032 (b)(c)(h)	2,589,369	2,583,983
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.4273% 10/8/2032 (b)(c)(h)	700,000	697,158
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9366% 4/3/2028 (b)(c)(h)	1,650,199	1,650,199
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9369% 4/3/2028 (b)(c)(h)	1,124,290	1,123,942
TOTAL MATERIALS		2,774,141
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9612% 8/30/2028 (b)(c)(h)	3,619,309	1,538,206
TOTAL NETHERLANDS		7,593,488
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9231% 1/31/2032 (b)(c)(h)	1,155,000	1,142,965
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.41% 11/17/2031 (b)(c)(h)	2,884,705	2,891,397
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 11/15/2030 (b)(c)(h)	2,755,000	2,658,575
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1634% 11/15/2030 (b)(c)(h)	5,068,875	4,921,878

TOTAL SWITZERLAND		7,580,453
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1452% 12/2/2031 (b)(c)(h)	6,195,301	6,202,611
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.425% 7/18/2030 (b)(c)(h)	5,271,946	5,260,401
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9507% 7/31/2032 (b)(c)(h)	1,480,800	1,480,592
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9507% 10/31/2029 (b)(c)(h)	2,018,027	2,020,267
TOTAL CONSUMER DISCRETIONARY		8,761,260
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.924% 8/30/2032 (b)(c)(h)	1,082,288	1,088,597
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9158% 2/10/2031 (b)(c)(h)	6,630,000	6,641,603
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 1/21/2030 (b)(c)(h)	707,877	708,132
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6026% 10/21/2030 (b)(c)(h)	1,113,270	1,110,832
Construction & Engineering - 0.0%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8343% 3/15/2032 (b)(c)(h)	3,071,788	3,070,497
TOTAL INDUSTRIALS		4,181,329
TOTAL UNITED KINGDOM		27,583,532
UNITED STATES - 4.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0512% 9/30/2026 (b)(c)(h)	4,305,344	2,454,047
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% (b)(c)(h)(i)(j)	3,525,698	8,814
Aventiv Technologies LLC Tranche BRIDGE LOAN 1LN, term loan 10.9106% 9/30/2026 (b)(h)	215,802	215,802
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9491% 9/30/2026 (b)(c)(h)(i)	195,764	197,477
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9411% 9/30/2026 (b)(c)(h)	1,888,390	1,904,913
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4612% 9/30/2026 (b)(c)(h)(i)	115,539	113,806
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.5843% 10/3/2031 (b)(c)(h)	331,796	270,639
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8583% 4/3/2031 (b)(c)(h)	2,695,000	2,563,996
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3814% 3/29/2032 (b)(c)(h)	4,115,000	4,130,431
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 10/6/2032 (b)(c)(h)	2,299,238	2,297,812
		14,157,737
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3496% 2/10/2027 (b)(c)(h)	4,125,710	2,732,045
AP Core Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.1433% 5/15/2031 (b)(c)(h)	6,380,000	6,341,465
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 8/30/2030 (b)(c)(h)	919,131	919,131
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.5982% 10/21/2032 (b)(c)(h)	643,388	643,388
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (b)(c)(h)(k)	6,535,000	6,554,866
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 2/17/2033 (b)(c)(h)	1,714,883	1,723,457
		18,914,352
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 7/8/2031 (b)(c)(h)	946,316	875,342
Media - 0.2%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.2194% 8/21/2031 (b)(c)(h)	1,163,987	1,134,887
Advantage Sales & Marketing Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.9303% 4/18/2030 (b)(c)(h)	2,251,137	1,876,480
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6918% 12/7/2030 (b)(c)(h)	347,711	344,550
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9418% 12/15/2031 (b)(c)(h)	3,622,967	3,586,375
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2996% 6/18/2029 (b)(c)(h)	6,955,485	6,269,883
Discovery Global Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 5/27/2033 (b)(c)(h)(k)	9,155,000	9,170,747
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1493% 6/16/2032 (b)(c)(h)	2,299,946	2,164,824
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 6/28/2032 (b)(c)(h)	2,059,438	2,058,284
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 3/21/2033 (b)(c)(h)	3,092,571	3,093,066
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.0348% 12/31/2029 (b)(c)(h)	269,032	242,970
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.8203% 12/31/2030 (b)(c)(h)	1,439,167	1,293,452
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.5865% 2/19/2030 (b)(c)(h)	526,374	383,595
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9496% 6/24/2029 (b)(c)(h)	649,688	649,889
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9848% 1/31/2029 (b)(c)(h)	4,230,433	4,206,658
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 7.1996% 1/30/2031 (b)(c)(h)	3,495,000	3,503,738
		39,979,398
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 1/30/2031 (b)(c)(h)	4,298,645	4,323,190
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.38% 1/25/2031 (b)(c)(h)	1,033,900	1,035,937
		5,359,127
TOTAL COMMUNICATION SERVICES		79,285,956
Consumer Discretionary - 1.0%
Automobile Components - 0.0%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.92% 2/3/2033 (b)(c)(h)	1,103,850	1,104,314
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4703% 3/3/2028 (b)(c)(h)	1,941,378	1,362,207
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.0982% 1/28/2032 (b)(c)(h)	3,672,334	3,674,170
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 5/6/2030 (b)(c)(h)	2,806,595	2,809,683
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 3/25/2032 (b)(c)(h)	1,079,120	1,076,422
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8496% 12/22/2028 (b)(c)(h)	1,386,536	1,079,418
		11,106,214
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2348% 6/3/2028 (b)(c)(h)	2,346,925	2,277,198
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 4/19/2030 (b)(c)(h)	1,311,713	1,313,352
		3,590,550
Broadline Retail - 0.2%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1634% 11/8/2032 (b)(c)(h)	1,555,511	1,559,602
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 1/23/2032 (b)(c)(h)	30,926,584	31,064,517
		32,624,119
Distributors - 0.1%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 12/11/2030 (b)(c)(h)	5,090,053	5,053,150
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 12/29/2032 (b)(c)(h)	3,505,000	3,485,302
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 5/24/2032 (b)(c)(h)	2,228,800	2,228,800
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 8/1/2030 (b)(c)(h)	2,270,394	2,261,312
		13,028,564
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.156% 7/31/2028 (b)(c)(h)	6,462,213	6,466,801
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 11/2/2029 (b)(c)(h)	2,263,818	2,263,252
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1251% 8/19/2030 (b)(c)(h)	1,250,000	1,242,187
		9,972,240
Hotels, Restaurants & Leisure - 0.5%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9952% 2/7/2029 (b)(c)(h)	3,577,620	3,588,818
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 11/24/2028 (b)(c)(h)	1,108,316	1,109,147
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 2/6/2030 (b)(c)(h)	8,086,440	7,843,847
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 2/6/2031 (b)(c)(h)	1,163,333	1,122,616
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 11/1/2031 (b)(c)(h)	2,322,102	1,971,186
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 6/29/2029 (b)(c)(h)	2,163,579	1,930,194
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9496% 4/2/2029 (b)(c)(h)	2,255,037	2,265,365
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 1/29/2029 (b)(c)(h)	16,034,313	15,969,855
Fitness International LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1203% 2/12/2029 (b)(c)(h)	931,000	933,327
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 11/30/2030 (b)(c)(h)	3,731,220	3,697,005
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3703% 1/28/2032 (b)(c)(h)	3,411,211	3,356,734
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1996% 12/4/2031 (b)(c)(h)	1,256,128	1,260,336
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 1/17/2031 (b)(c)(h)	1,815,832	1,815,269
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 8/2/2028 (b)(c)(h)	3,728,988	3,729,510
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3343% 11/8/2030 (b)(c)(h)	1,144,889	1,149,618
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 10/31/2031 (b)(c)(h)	4,733,596	4,363,192
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 4/26/2030 (b)(c)(h)	2,985,922	2,975,800
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6464% 11/5/2031 (b)(c)(h)	1,950,387	1,953,312
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.5789% 4/16/2029 (b)(c)(h)	2,100,382	2,102,125
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 6/1/2028 (b)(c)(h)	2,819,281	2,689,200
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1996% 8/18/2032 (b)(c)(h)	1,020,350	1,010,146
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6203% 7/2/2032 (b)(c)(h)	2,997,974	2,596,995
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (b)(c)(h)(l)	128,137	110,999
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 3/14/2031 (b)(c)(h)	3,479,000	3,488,185
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 11/21/2031 (b)(c)(h)(k)	1,853,182	1,853,274
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 12/30/2026 (b)(c)(h)	9,896,139	8,708,603
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.425% 12/30/2027 (b)(c)(h)(i)	325,000	211,250
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.425% 12/30/2026 (b)(c)(h)	989,592	870,841
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 8/3/2028 (b)(c)(h)	4,138,095	4,142,606
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9133% 9/3/2029 (b)(c)(h)	1,542,619	1,342,079
		90,161,434
Household Durables - 0.0%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1083% 9/26/2031 (b)(c)(h)	372,117	372,846
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.87% 10/24/2031 (b)(c)(h)	2,426,243	2,439,127
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9703% 6/29/2028 (b)(c)(h)	2,935,746	2,684,740
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4418% 10/1/2032 (b)(c)(h)	4,385,000	4,209,600
		9,706,313
Specialty Retail - 0.2%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6567% 10/16/2031 (b)(c)(h)	3,031,289	3,035,078
Champions Financing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 2/23/2029 (b)(c)(h)(k)	1,995,000	1,863,968
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8993% 6/9/2031 (b)(c)(h)	1,446,965	1,447,341
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4343% 6/6/2031 (b)(c)(h)	722,884	580,750
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.5843% 6/6/2031 (b)(c)(h)	1,123,215	994,619
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.668% 2/22/2033 (b)(c)(h)	680,000	673,329
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(h)(i)(j)	14,452	5,803
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1918% 3/15/2031 (b)(c)(h)	2,100,925	2,091,828
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9496% 10/14/2032 (b)(c)(h)	1,365,000	1,365,737
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2348% 10/20/2028 (b)(c)(h)	1,842,801	1,790,024
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9703% 10/20/2028 (b)(c)(h)	716,201	703,366
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1666% 2/28/2033 (b)(c)(h)	2,425,000	2,344,369
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4132% 9/4/2029 (b)(c)(h)	7,202,602	6,697,628
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 4/30/2031 (b)(c)(h)	3,090,000	3,080,977
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 1/30/2031 (b)(c)(h)	1,131,111	1,128,045
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 10/31/2029 (b)(c)(h)	3,409,472	3,383,355
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 2/10/2033 (b)(c)(h)	1,170,000	1,158,300
		32,344,517
Textiles, Apparel & Luxury Goods - 0.0%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 8/26/2031 (b)(c)(h)	3,879,758	3,882,203
TOTAL CONSUMER DISCRETIONARY		206,416,154
Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 4/1/2032 (b)(c)(h)	1,052,489	1,058,193
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0496% 1/24/2029 (b)(c)(h)	1,898,960	1,260,226
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7996% 1/24/2030 (b)(c)(h)	537,657	168,959
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1996% 1/24/2029 (b)(c)(h)	1,516,291	1,530,514
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 3/31/2031 (b)(c)(h)	4,590,000	4,616,347
		8,634,239
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (b)(c)(h)	3,239,835	3,106,192
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5496% 8/1/2029 (b)(c)(h)	2,762,284	1,856,863
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1996% 3/31/2031 (b)(c)(h)(i)	817,989	613,492
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6996% 9/30/2030 (b)(c)(h)(i)	216,487	212,156
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9285% 4/1/2029 (b)(c)(h)	1,485,596	1,481,882
		7,270,585
Food Products - 0.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 12/23/2030 (b)(c)(h)	1,624,331	1,624,331
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 10/28/2032 (b)(c)(h)	2,284,275	2,290,808
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (b)(c)(h)(i)(j)	4,625,471	0
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(h)(i)(j)	772,925	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(h)(i)(j)	694,749	0
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(h)(i)(j)	2,482,434	940,172
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 2/12/2031 (b)(c)(h)	2,285,419	2,241,745
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6687% 7/9/2032 (b)(c)(h)	2,489,400	2,501,847
		9,598,903
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4848% 5/17/2028 (b)(c)(h)	1,635,988	1,344,439
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2658% 2/23/2029 (b)(c)(h)	454,768	454,768
Prestige Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 5/20/2033 (b)(c)(h)(k)	980,000	982,450
		2,781,657
TOTAL CONSUMER STAPLES		28,285,384
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.3814% 7/9/2031 (b)(c)(h)	1,704,050	1,708,668
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 12/31/2032 (b)(c)(h)	4,616,847	4,605,490
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/17/2032 (b)(c)(h)(k)	1,295,000	1,296,619
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1996% 4/1/2030 (b)(c)(h)	994,917	999,892
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 5/30/2031 (b)(c)(h)	717,424	720,416
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(h)(j)	21,518,821	13,977,550
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 8/1/2029 (b)(c)(h)	759,611	762,695
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8453% 5/25/2029 (b)(c)(h)	1,620,573	1,618,547
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.8453% 5/25/2029 (b)(c)(h)	202,708	202,454
TOTAL ENERGY		25,892,331
Financials - 0.6%
Capital Markets - 0.1%
Broadstreet Partners Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 6/16/2031 (b)(c)(h)	2,609,617	2,573,735
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6996% 10/31/2031 (b)(c)(h)	6,125,007	6,129,662
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 5/17/2031 (b)(c)(h)	1,573,777	1,571,479
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 9/15/2031 (b)(c)(h)	3,092,813	3,038,411
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1996% 9/5/2031 (b)(c)(h)	1,713,367	1,715,869
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4081% 2/3/2032 (b)(c)(h)	2,880,520	2,877,812
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6658% 12/15/2031 (b)(c)(h)	5,903,230	5,866,866
Jupiter Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/25/2033 (b)(c)(h)(k)	3,290,000	3,299,607
Jupiter Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 3/25/2033 (b)(c)(h)(k)	500,000	501,460
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 11/26/2031 (b)(c)(h)	1,346,400	1,348,083
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 12/1/2028 (b)(c)(h)	993,661	996,393
		29,919,377
Financial Services - 0.2%
ACNR Holdings Inc 2LN, term loan 13% (b)(h)(i)(m)	320,934	314,130
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1822% 7/1/2032 (b)(c)(h)	1,171,925	1,117,231
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 11/5/2032 (b)(c)(h)	1,581,038	1,581,322
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(c)(h)(i)(j)	81,990	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 9/22/2032 (b)(c)(h)	1,725,675	1,501,769
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 8.6271% 1/9/2027 (b)(c)(h)(i)	1,712,193	1,686,510
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.686% 4/16/2029 (b)(c)(h)	989,781	986,376
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 11/17/2031 (b)(c)(h)	3,465,999	3,444,337
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 7/31/2031 (b)(c)(h)	4,527,920	4,446,418
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6416% 7/31/2031 (b)(c)(h)	1,216,350	1,196,803
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.3703% 2/16/2032 (b)(c)(h)	935,000	910,456
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1687% 10/8/2032 (b)(c)(h)	1,375,000	1,375,743
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3703% 8/2/2032 (b)(c)(h)	743,453	733,929
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4166% 2/20/2030 (b)(c)(h)	1,353,890	1,350,654
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6773% 7/6/2032 (b)(c)(h)	339,150	339,150
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 6/24/2031 (b)(c)(h)	1,570,125	1,569,434
Vci Asset Holdings 3 LLC Tranche TL, term loan 6.875% 4/15/2031 (h)(i)	2,571,000	2,605,271
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1419% 2/20/2032 (b)(c)(h)	8,458,975	8,462,528
		33,622,061
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 6/21/2032 (b)(c)(h)	3,639,333	3,441,462
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 11/6/2030 (b)(c)(h)	16,069,194	15,225,562
Alera Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 5/28/2032 (b)(c)(h)	3,505,593	3,375,886
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 9/19/2031 (b)(c)(h)	2,148,304	2,139,474
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 1/30/2032 (b)(c)(h)	2,278,931	2,273,393
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 9/19/2030 (b)(c)(h)	4,743,640	4,745,111
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 9/19/2030 (b)(c)(h)	2,094,175	2,093,191
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 2/23/2033 (b)(c)(h)	15,160,984	14,778,775
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.0279% 1/20/2029 (b)(c)(h)	1,308,138	1,308,347
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4496% 5/6/2031 (b)(c)(h)	4,490,484	4,442,076
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9221% 6/20/2030 (b)(c)(h)	6,079,867	6,092,149
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 9/15/2031 (b)(c)(h)	1,134,713	1,135,280
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 9/29/2030 (b)(c)(h)	1,012,968	1,012,542
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 11/21/2029 (b)(c)(h)	4,001,927	4,001,928
		66,065,176
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
TPG RE Finance Trust Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3785% 5/16/2033 (b)(c)(h)	760,000	760,000
TOTAL FINANCIALS		130,366,614
Health Care - 0.4%
Biotechnology - 0.0%
Alkermes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4148% 8/12/2031 (b)(c)(h)	750,000	755,782
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4283% 4/27/2033 (b)(c)(h)	1,325,000	1,326,100
Grifols International Services USA Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1869% 4/14/2033 (b)(c)(h)	1,385,000	1,391,371
		3,473,253
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4022% 1/15/2031 (b)(c)(h)	2,677,475	2,686,177
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9239% 4/7/2033 (b)(c)(h)	4,995,000	4,942,503
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 8/1/2031 (b)(c)(h)	3,942,564	3,964,249
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 10/23/2030 (b)(c)(h)(k)	1,160,666	1,160,665
QuidelOrtho Corp Tranche A 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1203% 8/21/2030 (b)(c)(h)	978,483	918,550
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 8/23/2032 (b)(c)(h)	3,184,000	3,034,098
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 5/30/2031 (b)(c)(h)	1,192,951	1,193,320
		17,899,562
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0634% 2/15/2029 (b)(c)(h)	1,332,316	669,489
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 0% 9/17/2032 (b)(c)(h)(k)	631,825	633,291
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6996% 6/28/2029 (b)(c)(h)(i)	941,007	658,705
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8879% 2/11/2028 (b)(c)(h)	2,112,463	2,109,675
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 5/9/2031 (b)(c)(h)	1,906,084	1,914,718
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 2/6/2033 (b)(c)(h)	1,135,000	1,139,131
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.8482% 10/1/2032 (b)(c)(h)	957,439	961,441
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6203% 9/24/2031 (b)(c)(h)	3,181,025	2,752,318
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 10/23/2031 (b)(c)(h)	863,916	867,700
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.0593% 10/23/2031 (b)(c)(h)(l)	111,942	112,432
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 8/25/2032 (b)(c)(h)	1,713,494	1,712,071
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 7/3/2028 (b)(c)(h)	952,266	953,694
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6996% 7/3/2028 (b)(c)(h)	237,258	237,614
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 4/15/2031 (b)(c)(h)	2,251,540	2,258,025
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7007% 12/29/2030 (b)(c)(h)	355,698	298,786
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.6203% 12/12/2030 (b)(c)(h)	4,665,000	4,691,544
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 2/21/2031 (b)(c)(h)(k)	1,281,597	1,283,840
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1562% 12/4/2031 (b)(c)(h)	5,270,581	5,272,585
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 3/31/2033 (b)(c)(h)	1,025,000	999,375
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 12/30/2032 (b)(c)(h)	694,737	698,030
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 1.75% 12/30/2032 (b)(c)(h)(l)	105,263	105,762
		30,330,226
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 2/15/2029 (b)(c)(h)	5,536,937	5,530,016
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (h)	700,000	662,669
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3993% 3/26/2032 (b)(c)(h)	530,988	496,473
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3993% 5/1/2031 (b)(c)(h)	4,330,510	4,056,259
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 9/28/2029 (b)(c)(h)	2,784,586	2,744,683
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 11/26/2031 (b)(c)(h)	4,369,831	4,307,036
		17,797,136
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 12/12/2031 (b)(c)(h)	5,007,002	5,012,760
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8703% 10/8/2030 (b)(c)(h)	15,888,506	15,325,735
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 8/2/2032 (b)(c)(h)	1,606,925	1,614,960
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3993% 10/31/2032 (b)(c)(h)	743,138	742,438
Endo Finance Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.3703% 4/23/2031 (b)(c)(h)	2,482,200	2,483,243
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 5/5/2028 (b)(c)(h)	2,708,372	2,716,849
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 5/19/2031 (b)(c)(h)	2,495,395	2,494,048
		25,377,273
TOTAL HEALTH CARE		99,890,210
Industrials - 0.9%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 10/17/2030 (b)(c)(h)	830,244	832,013
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 1/27/2032 (b)(c)(h)	1,054,379	1,054,632
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 5.9496% 2/26/2032 (b)(c)(h)	2,372,257	2,376,029
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 1% 2/26/2032 (b)(c)(h)(l)	275,162	275,599
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4608% 4/1/2032 (b)(c)(h)	758,100	762,209
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3751% 2/17/2033 (b)(c)(h)	970,000	970,970
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3703% 12/11/2031 (b)(c)(h)	1,751,866	1,756,788
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (b)(c)(h)(l)	85,615	85,856
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 8/19/2032 (b)(c)(h)	4,297,066	4,307,422
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1203% 2/28/2031 (b)(c)(h)	352,816	353,711
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.8703% 3/22/2030 (b)(c)(h)	4,328,774	4,338,254
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1203% 1/19/2032 (b)(c)(h)	2,066,248	2,071,331
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 2/13/2033 (b)(c)(h)	2,990,000	2,996,967
VSE Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6464% 5/5/2033 (b)(c)(h)	1,320,000	1,322,310
		23,504,091
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 10/31/2031 (b)(c)(h)	1,491,586	1,496,180
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 10/31/2031 (b)(c)(h)	567,352	569,099
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4703% 11/23/2028 (b)(c)(h)	1,334,574	1,312,326
STG Distribution LLC Tranche DIP FLFO ROLLUP 1LN, term loan CME Term SOFR 1 month Index x 8%, 8% 7/13/2026 (b)(c)(h)(i)	248,147	238,718
STG Distribution LLC Tranche DIP FLSO ROLLUP 1LN, term loan CME Term SOFR 3 month Index + 0%, 8% 7/13/2026 (b)(c)(h)(i)	19,840	198
STG Distribution LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 0% (b)(c)(h)(i)(j)	115,877	111,473
STG Distribution LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 0% (b)(c)(h)(i)(j)	742,934	7,429
STG Distribution LLC Tranche NEW MONEY DIP 1LN, term loan CME Term SOFR 1 month Index + 8%, 8% 7/13/2026 (b)(c)(h)(i)	348,849	366,292
		4,101,715
Building Products - 0.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 5/16/2033 (b)(c)(h)	2,035,643	2,038,554
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3703% 9/8/2032 (b)(c)(h)	2,282,770	2,283,866
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.299% 8/1/2028 (b)(c)(h)	531,229	303,688
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.024% 4/12/2028 (b)(c)(h)	8,705,593	5,149,358
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.174% 5/15/2031 (b)(c)(h)	1,054,845	525,661
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9158% 5/31/2030 (b)(c)(h)	327,525	327,541
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 8/4/2031 (b)(c)(h)	2,218,131	2,217,444
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1706% 1/24/2029 (b)(c)(h)	1,325,445	1,332,483
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.6996% 2/20/2032 (b)(c)(h)	2,934,854	2,924,758
		17,103,353
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 12/21/2028 (b)(c)(h)	9,977,029	9,983,813
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 8/20/2032 (b)(c)(h)	8,358,000	8,383,826
Arcwood Environmental Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6918% 4/1/2033 (b)(c)(h)	855,000	858,206
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1203% 2/15/2031 (b)(c)(h)	5,836,975	5,121,946
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 5/31/2028 (b)(c)(h)	1,521,178	1,524,600
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1632% 8/1/2030 (b)(c)(h)	8,347,367	6,801,018
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.5996% 5/3/2029 (b)(c)(h)	2,057,302	1,200,086
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 5.6562% 2/9/2031 (b)(c)(h)	635,191	636,252
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9277% 9/4/2030 (b)(c)(h)	18,700,923	13,707,778
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.0961% 9/4/2030 (b)(c)(h)	2,329,292	2,385,264
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6634% 2/9/2033 (b)(c)(h)	8,050,000	8,033,900
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 10/21/2028 (b)(c)(h)	1,477,799	1,479,336
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1657% 3/3/2032 (b)(c)(h)	3,411,400	3,412,253
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6394% 12/10/2032 (b)(c)(h)	798,000	797,505
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6996% 11/1/2031 (b)(c)(h)	2,063,955	2,071,179
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3776% 11/8/2032 (b)(c)(h)	1,641,802	1,643,575
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7687% 2/3/2033 (b)(c)(h)	14,005,000	13,834,279
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4333% 12/31/2032 (b)(c)(h)	2,776,142	2,785,858
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1477% 10/8/2032 (b)(c)(h)	478,800	480,596
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5% 6/15/2030 (b)(c)(h)	2,615,000	2,598,656
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6139% 9/10/2032 (b)(c)(h)	1,065,000	1,066,555
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.2112% 10/19/2030 (b)(c)(h)	951,304	858,076
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9612% 4/19/2030 (b)(c)(h)	992,749	990,267
		90,654,824
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9322% 3/27/2031 (b)(c)(h)	1,150,067	1,152,781
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 11/3/2031 (b)(c)(h)	1,377,563	1,383,403
Dycom Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4011% 1/27/2033 (b)(c)(h)	1,090,000	1,096,475
		3,632,659
Ground Transportation - 0.0%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 7/16/2032 (b)(c)(h)	1,057,013	1,053,048
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 4/10/2031 (b)(c)(h)	1,871,500	1,868,824
		2,921,872
Machinery - 0.1%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3814% 1/2/2033 (b)(c)(h)	710,000	710,369
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.0982% 8/30/2032 (b)(c)(h)	957,600	958,797
Beach Acquisition Bidco LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3823% 9/12/2032 (b)(c)(h)	1,526,175	1,532,280
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1822% 3/15/2030 (b)(c)(h)	852,613	853,040
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1996% 2/3/2033 (b)(c)(h)	1,664,501	1,666,582
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6493% 10/10/2031 (b)(c)(h)	963,567	967,027
Indicor LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 11/22/2029 (b)(c)(h)	1,672,583	1,675,192
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 1/2/2032 (b)(c)(h)	513,333	514,708
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7203% 3/25/2031 (b)(c)(h)	4,154,043	4,141,581
		13,019,576
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9252% 4/20/2028 (b)(c)(h)	1,743,716	1,735,625
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4252% 5/28/2032 (b)(c)(h)	980,100	979,982
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/29/2033 (b)(c)(h)(k)	4,047,000	4,006,530
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9075% 6/4/2029 (b)(c)(h)	1,502,400	1,479,053
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3583% 2/24/2031 (b)(c)(h)	1,784,634	1,784,081
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4418% 4/1/2031 (b)(c)(h)	2,896,626	2,870,064
		12,855,335
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 8/12/2032 (b)(c)(h)	1,626,348	1,623,713
Amentum Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 9/29/2031 (b)(c)(h)	3,247,500	3,248,312
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 10/30/2031 (b)(c)(h)	987,500	989,041
CACI International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 3/9/2033 (b)(c)(h)	530,000	528,897
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 12/29/2028 (b)(c)(h)	2,601,642	1,526,305
CHG Healthcare Services Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6566% 9/29/2031 (b)(c)(h)	1,104,003	1,105,019
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 5/30/2031 (b)(c)(h)	974,588	972,151
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 7/31/2031 (b)(c)(h)(k)	3,454,362	3,450,044
		13,443,482
Transportation Infrastructure - 0.0%
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 8/6/2030 (b)(c)(h)	886,301	889,625
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 2.75% 8/6/2030 (b)(c)(h)(l)	43,699	43,863
GB AIT Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9134% 4/29/2033 (b)(c)(h)	2,295,000	2,298,580
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9496% 1/2/2029 (b)(c)(h)	402,674	393,009
Modern Aviation FBO Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 5/16/2033 (b)(c)(h)(k)	320,000	320,800
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 7/26/2028 (b)(c)(h)(k)	1,601,032	1,600,776
		5,546,653
TOTAL INDUSTRIALS		186,783,560
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 7/2/2029 (b)(c)(h)	1,467,681	1,464,628
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 7/9/2032 (b)(c)(h)	2,754,944	2,758,387
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1203% 7/29/2033 (b)(c)(h)	380,000	378,575
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 5/30/2031 (b)(c)(h)	890,352	877,504
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 11/9/2029 (b)(c)(h)	2,132,749	2,104,490
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 0% 8/18/2031 (b)(c)(h)(k)	2,324,600	2,329,784
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 3/17/2032 (b)(c)(h)	1,022,294	1,023,572
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1822% 10/1/2032 (b)(c)(h)	1,355,313	1,360,585
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 2.5% 10/1/2032 (b)(c)(h)(l)	261,290	262,307
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 1.25%, 3.0749% 12/16/2032 (b)(c)(h)(l)	165,750	166,086
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 12/16/2032 (b)(c)(h)	1,109,250	1,111,502
Resilience Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1261% 2/28/2033 (b)(c)(h)	2,270,000	2,275,244
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9158% 10/24/2031 (b)(c)(h)	1,298,563	1,296,394
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8993% 5/30/2030 (b)(c)(h)	1,346,865	1,348,549
		18,757,607
IT Services - 0.1%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1996% 2/3/2031 (b)(c)(h)	1,629,816	1,626,360
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4347% 2/12/2029 (b)(c)(h)	150,000	123,135
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9347% 2/10/2028 (b)(c)(h)	4,876,144	4,530,230
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (b)(h)	489,354	393,930
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.8703% 10/31/2030 (b)(c)(h)	1,581,838	1,573,928
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.6634% 3/21/2033 (b)(c)(h)	2,385,000	1,798,290
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9134% 3/22/2032 (b)(c)(h)	5,692,167	4,931,637
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 6/17/2031 (b)(c)(h)	2,842,581	2,803,495
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 2/1/2029 (b)(c)(h)	875,000	570,317
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5134% 2/1/2028 (b)(c)(h)	9,260,551	8,225,315
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 6/20/2031 (b)(c)(h)	1,648,350	1,650,064
		28,226,701
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3952% 2/4/2033 (b)(c)(h)	788,208	790,423
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6658% 11/1/2032 (b)(c)(h)	2,553,600	2,561,899
		3,352,322
Software - 0.6%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9496% 2/24/2031 (b)(c)(h)	4,506,735	4,463,786
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 12/11/2028 (b)(c)(h)	5,121,233	5,048,819
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 7/6/2029 (b)(c)(h)	558,741	263,446
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 8/13/2032 (b)(c)(h)	4,428,046	4,141,463
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 3/21/2031 (b)(c)(h)	3,298,375	3,095,426
CoreWeave Financing DDTL V LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 3.1992% 11/15/2031 (b)(c)(h)(l)	5,240,000	5,347,053
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9271% 10/9/2031 (b)(c)(h)	4,343,579	4,143,166
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9271% 10/9/2032 (b)(c)(h)	790,000	722,194
Dayforce Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6634% 2/4/2033 (b)(c)(h)	6,485,000	6,167,365
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.6203% 2/19/2029 (b)(c)(h)	1,265,000	987,497
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6658% 8/6/2032 (b)(c)(h)	1,139,275	1,130,024
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9496% 4/2/2029 (b)(c)(h)(i)	2,636,625	2,582,835
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 10/9/2029 (b)(c)(h)	3,679,486	3,631,947
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2803% 11/6/2028 (b)(c)(h)	87,091	58,699
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 5/30/2031 (b)(c)(h)	3,535,692	3,487,076
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 4/16/2032 (b)(c)(h)	362,263	358,639
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 9/12/2029 (b)(c)(h)	4,484,330	4,448,187
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 1/30/2032 (b)(c)(h)	1,206,338	1,160,497
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4134% 7/26/2032 (b)(c)(h)	3,127,163	2,665,906
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8703% 12/31/2031 (b)(c)(h)	4,588,166	3,953,485
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.8703% 5/3/2028 (b)(c)(h)	7,205,546	6,965,746
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.8703% 2/23/2029 (b)(c)(h)	1,605,000	1,391,005
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9134% 7/1/2031 (b)(c)(h)	5,732,249	5,187,685
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 10.9067% 8/15/2028 (b)(c)(h)	2,385,848	1,693,952
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3814% 11/15/2032 (b)(c)(h)	1,325,000	1,307,616
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.925% 6/2/2028 (b)(c)(h)	11,856,720	10,592,438
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.6996% 5/9/2033 (b)(c)(h)	1,385,000	807,912
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 10/26/2030 (b)(c)(h)	924,378	667,096
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4496% 7/16/2031 (b)(c)(h)	1,694,325	1,673,332
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (b)(c)(h)	9,824,330	9,584,518
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4671% 5/15/2028 (b)(c)(h)	4,249,184	3,685,403
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9671% 5/15/2028 (b)(c)(h)	1,218,418	1,247,659
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 9/8/2032 (b)(c)(h)	4,649,525	4,651,478
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6634% 4/5/2030 (b)(c)(h)	5,613,433	4,383,137
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1752% 12/19/2030 (b)(c)(h)	1,280,000	1,196,800
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 8/13/2029 (b)(c)(h)	2,437,854	2,338,950
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 5/9/2031 (b)(c)(h)	3,313,538	3,309,330
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.914% 2/10/2031 (b)(c)(h)	10,354,245	9,994,021
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9134% 4/14/2031 (b)(c)(h)	2,808,309	2,717,039
		131,252,627
TOTAL INFORMATION TECHNOLOGY		181,589,257
Materials - 0.4%
Chemicals - 0.3%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9496% 12/14/2029 (b)(c)(h)	1,964,801	1,738,849
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4158% 11/24/2027 (b)(c)(h)	1,079,900	971,910
Advancion Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5158% 11/24/2028 (b)(c)(h)	2,250,000	1,687,500
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7658% 11/24/2027 (b)(c)(h)	6,938,822	6,244,940
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7348% 6/9/2028 (b)(c)(h)	415,192	371,859
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4496% 12/23/2031 (b)(c)(h)	3,574,386	3,535,675
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1203% 10/15/2032 (b)(c)(h)	3,281,775	3,272,750
CompoSecure Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8751% 1/14/2033 (b)(c)(h)	2,335,000	2,325,263
CoorsTek Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6701% 10/28/2032 (b)(c)(h)	1,112,213	1,117,496
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6251% 11/1/2030 (b)(c)(h)	1,307,351	1,311,704
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4136% 10/4/2029 (b)(c)(h)	8,235,785	8,189,912
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (b)(c)(h)	7,836,630	7,466,584
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.5843% 3/15/2029 (b)(c)(h)	8,500,168	8,223,912
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.1578% 3/15/2030 (b)(c)(h)	1,358,235	1,251,274
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4134% 8/25/2031 (b)(c)(h)	5,933,752	5,874,415
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1203% 4/4/2033 (b)(c)(h)	2,895,000	2,891,381
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4134% 10/29/2032 (b)(c)(h)	1,110,000	1,115,894
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1648% 9/30/2031 (b)(c)(h)	2,140,689	1,796,487
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.1203% 9/30/2031 (b)(c)(h)	998,353	1,001,398
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/9/2032 (b)(c)(h)	1,368,125	1,364,705
		61,753,908
Construction Materials - 0.0%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 2/10/2032 (b)(c)(h)	4,237,200	4,237,412
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6203% 4/2/2029 (b)(c)(h)	154,381	154,440
VM Consolidated Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 10/15/2032 (b)(c)(h)	666,904	561,033
		4,952,885
Containers & Packaging - 0.1%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 3/3/2031 (b)(c)(h)	3,245,364	3,084,199
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9443% 6/9/2031 (b)(c)(h)	3,828,510	3,802,591
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.7953% 4/13/2029 (b)(c)(h)	10,107,084	9,841,774
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.8703% 4/1/2032 (b)(c)(h)	4,042,897	3,817,020
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 1/26/2033 (b)(c)(h)	1,260,000	1,261,310
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1203% 5/1/2031 (b)(c)(h)	1,415,302	1,407,051
Proampac PG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6641% 3/7/2033 (b)(c)(h)	1,795,000	1,755,743
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 4/21/2031 (b)(c)(h)(k)	550,492	550,779
Sword Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6203% 4/9/2033 (b)(c)(h)	3,565,000	3,472,310
		28,992,777
Metals & Mining - 0.0%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1083% 8/23/2032 (b)(c)(h)	1,434,163	1,436,959
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 5/23/2031 (b)(c)(h)	1,061,481	1,062,808
TOTAL MATERIALS		98,199,337
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1658% 8/21/2030 (b)(c)(h)	1,369,878	1,373,302
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3639% 4/28/2033 (b)(c)(h)	1,850,000	1,851,924
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4188% 4/16/2031 (b)(c)(h)	2,247,673	2,249,538
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6493% 1/27/2031 (b)(c)(h)	4,395,583	4,397,078
		8,498,540
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 5/29/2033 (b)(c)(h)(k)	495,000	493,762
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 9/30/2031 (b)(c)(h)	2,070,925	2,066,701
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3703% 7/31/2030 (b)(c)(h)	1,629,675	1,631,484
Clean Energy Future-Trumbull LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6689% 4/29/2033 (b)(c)(h)	765,000	766,437
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.8703% 2/26/2032 (b)(c)(h)	1,279,313	1,280,004
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 6/4/2032 (b)(c)(h)	1,307,427	1,310,696
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9465% 6/4/2032 (b)(c)(h)	166,732	167,149
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1203% 3/29/2030 (b)(c)(h)	2,073,535	2,090,808
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.3751% 12/15/2031 (b)(c)(h)	676,438	672,844
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6203% 11/25/2032 (b)(c)(h)	1,256,850	1,245,388
		11,725,273
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9848% 6/23/2028 (b)(c)(h)	1,624,503	1,619,938
TOTAL UTILITIES		21,843,751
TOTAL UNITED STATES		1,059,925,856
TOTAL BANK LOAN OBLIGATIONS (Cost $1,199,707,243)		1,154,932,027

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	5,039,000	5,140,333
Keybank National Association 6.95% 2/1/2028	718,000	743,880
Morgan Stanley Bank NA 4.788% 5/10/2030 (b)	6,052,000	6,069,155
Regions Bank/Birmingham AL 6.45% 6/26/2037	8,935,000	9,439,204

TOTAL UNITED STATES		21,392,572
TOTAL BANK NOTES (Cost $21,758,619)		21,392,572

Collateralized Mortgage Obligations - 2.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.0%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (o)	3,236,322	2,859,065
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (b)(o)	1,165,975	1,150,126
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(o)	1,948,375	1,948,375
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(o)	1,527,571	1,522,580
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(o)	1,793,332	1,768,155
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (o)	9,177,858	9,076,771
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (b)(o)	2,131,582	2,115,056
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(o)	3,305,256	3,325,322
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(i)(o)	87,210	8
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.4781% 5/27/2037 (b)(c)(o)	40,490	40,423
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	5,461	5,518
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	7,605	7,683
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	9,586	9,716
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	7,174	7,268
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	10,202	10,357
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	3,761	3,823
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	1,841	1,886
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	6,457	6,666
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5266% 2/25/2032 (b)(c)	1,265	1,272
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.756% 3/18/2032 (b)(c)	2,311	2,335
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7266% 4/25/2032 (b)(c)	2,398	2,420
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7266% 10/25/2032 (b)(c)	2,933	2,961
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.4766% 1/25/2032 (b)(c)	1,160	1,164
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.8234% 11/25/2032 (b)(r)	1,304	23
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3734% 12/25/2033 (b)(r)	53,942	5,589
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3734% 3/25/2033 (b)(r)	2,928	270
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (t)	6,555	5,704
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9934% 6/25/2035 (b)(r)	62,292	3,444
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	203,589	207,926
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.8609% 8/25/2035 (b)(c)	1,121	1,150
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	177,095	177,159
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	25,423	25,830
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.9534% 11/25/2036 (b)(r)	39,155	2,829
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.9134% 12/25/2036 (b)(r)	20,610	1,647
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (t)	27,863	25,186
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (t)	49,689	42,950
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (t)	5,522	4,603
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.7134% 5/25/2037 (b)(r)	14,100	1,129
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 18.2605% 6/25/2037 (b)(c)	10,102	12,765
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.2405% 7/25/2037 (b)(c)	15,186	18,973
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.2405% 7/25/2037 (b)(c)	1,888	2,077
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	577,961	556,845
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	741,421	715,281
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	57,393	59,041
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	345,932	343,227
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (r)	61,325	709
Fannie Mae Guaranteed REMIC Series 2012-134 Class MX, 3.5% 5/25/2042	260,157	257,738
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	355,147	329,024
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	519,600	488,502
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.3234% 1/25/2044 (b)(r)	102,799	9,653
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (r)	439,853	58,739
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	421,253	403,482
Fannie Mae Guaranteed REMIC Series 2016-104 Class B, 4% 12/25/2044	373,383	370,324
Fannie Mae Guaranteed REMIC Series 2016-99 Class KA, 4% 11/25/2042	405,691	403,674
Fannie Mae Guaranteed REMIC Series 2017-22 Class ED, 3.5% 6/25/2044	116,619	115,978
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (r)	284,733	36,019
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	3,993,642	3,631,738
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	2,539,970	2,258,340
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	1,658,546	1,408,306
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,762,559	1,496,626
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	1,464,787	1,243,833
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	1,459,951	1,300,502
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	6,390,029	5,692,724
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	4,266,664	3,817,214
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	2,288,129	2,031,151
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	1,347,513	1,256,550
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	1,807,018	1,668,375
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	745,187	682,160
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	1,346,564	1,277,632
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	2,522,584	2,354,608
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	1,955,611	1,853,639
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	2,120,386	2,003,485
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	2,097,451	2,052,838
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	6,079,961	5,482,900
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	15,618,165	13,921,637
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	4,885,129	4,753,400
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	1,660,146	1,480,807
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	808,634	731,653
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	1,005,637	985,939
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	5,128,656	4,629,430
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 8/25/2052 (b)(c)	4,460,014	4,426,509
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 9/25/2052 (b)(c)	9,493,753	9,422,432
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (b)(c)	3,066,381	3,047,072
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (b)(c)	10,926,514	10,843,512
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	3,431,899	3,371,284
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	1,903,055	1,775,926
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	6,054,724	5,531,515
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	9,338,488	7,738,110
Fannie Mae Guaranteed REMIC Series 2023-51 Class FB, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.1621% 11/25/2053 (b)(c)	6,900,146	7,009,491
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 11/25/2053 (b)(c)	7,469,228	7,577,613
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 11/25/2053 (b)(c)	5,702,226	5,785,236
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1421% 7/25/2054 (b)(c)	1,258,410	1,273,111
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 12/25/2054 (b)(c)	8,688,242	8,746,108
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	409	413
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (t)	16,706	14,282
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (t)	27,514	23,442
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (r)	193,111	5,154
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (b)(c)	3,676,872	3,699,620
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2054 (b)(c)	2,065,284	2,077,928
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2055 (b)(c)	2,544,313	2,566,437
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 9/25/2054 (b)(c)	3,069,150	3,094,694
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (b)(c)	4,741,872	4,777,457
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	2,284,501	2,300,749
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	1,558,162	1,553,175
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	4,783,229	4,563,773
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	3,319,717	3,265,551
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	1,936,666	1,806,724
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (r)	12,838	1,568
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (r)	12,145	1,506
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(r)	8,046	1,171
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(r)	4,946	637
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (r)	7,718	1,111
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(r)	4,509	712
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (r)	53,761	8,029
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	1,958	1,981
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	7,485	7,576
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	675,001	664,359
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	1,331,187	1,187,603
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,302,155	1,158,923
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	1,358,585	1,213,367
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	1,809,502	1,552,323
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	3,735	3,793
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	28,567	29,039
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	1,393	1,417
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	4,017	4,077
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	8,029	8,139
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	4,753	4,818
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	2,544	2,585
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	3,182	3,235
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	34,913	36,071
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5573% 1/15/2032 (b)(c)	1,029	1,034
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 3/15/2032 (b)(c)	1,396	1,407
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7573% 3/15/2032 (b)(c)	1,345	1,357
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 6/15/2031 (b)(c)	1,961	1,973
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6573% 3/15/2032 (b)(c)	712	717
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	8,994	9,253
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	13,946	14,168
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	24,210	24,902
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	242,509	246,747
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	11,152	11,408
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	355,963	356,809
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	108,433	111,811
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	220,412	219,950
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	58,761	59,466
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8427% 2/15/2036 (b)(r)	18,645	1,471
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (t)	63,703	53,033
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (t)	7,675	6,847
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (t)	33,912	28,590
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (t)	40,022	33,855
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	61,998	64,037
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	266,148	270,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.9027% 11/15/2036 (b)(r)	77,629	6,124
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	16,062	16,368
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.8227% 6/15/2037 (b)(r)	54,594	4,703
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.0073% 5/15/2037 (b)(c)	67,292	66,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	28,468	28,751
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	293,921	296,778
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	40,975	40,768
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	403,544	380,930
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (r)	138,061	8,074
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (r)	109,449	2,265
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	99,157	97,656
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	28,865	28,816
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	601,447	581,370
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	533,689	489,849
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	3,321,709	2,889,617
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	1,002,392	909,863
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	3,455,103	3,120,808
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	3,370,902	3,023,831
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	1,112,062	949,800
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	3,522,043	3,184,453
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	1,462,298	1,250,296
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	1,433,694	1,214,605
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	1,350,765	1,199,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	8,251,689	7,243,769
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	3,659,762	3,265,915
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	3,192,848	2,844,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,624,316	1,478,792
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	11,156,699	9,989,645
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,097,871	977,317
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	2,224,714	1,980,350
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,019,499	927,590
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	1,867,550	1,661,961
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,929,785	1,694,458
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	1,867,561	1,661,966
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	772,944	703,829
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	3,339,826	3,054,474
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	1,199,117	1,050,353
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	4,332,758	4,036,246
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	992,844	922,849
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	4,192,159	3,910,916
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	828,762	755,616
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	1,442,340	1,321,256
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	1,349,330	1,284,618
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	2,953,938	2,792,249
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	1,817,394	1,735,701
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,538,313	2,412,237
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,500,869	1,505,846
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1621% 7/25/2052 (b)(c)	817,503	810,099
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.2821% 8/25/2052 (b)(c)	1,889,902	1,873,207
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3621% 9/25/2052 (b)(c)	3,144,549	3,116,486
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3121% 9/25/2052 (b)(c)	1,983,629	1,958,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.2621% 9/25/2052 (b)(c)	1,408,813	1,398,839
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	3,198,686	3,185,799
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 8/25/2053 (b)(c)	4,174,709	4,191,013
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 10/25/2053 (b)(c)	3,030,500	3,075,711
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (b)(c)	2,808,346	2,828,898
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	2,406,204	2,418,661
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (b)(c)	1,709,352	1,713,828
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8621% 10/25/2054 (b)(c)	3,157,882	3,181,158
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	3,284,681	3,307,651
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9621% 3/25/2055 (b)(c)	5,894,962	5,962,167
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 4/25/2055 (b)(c)	3,829,898	3,843,038
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	8,246	8,366
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	798	810
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,292	1,308
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (t)	19,051	15,864
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1024% 5/20/2060 (b)(c)(s)	32,871	32,747
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0752% 8/20/2060 (b)(c)(s)	18,956	18,878
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1552% 12/20/2060 (b)(c)(s)	55,535	55,119
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 12/20/2060 (b)(c)(s)	37,921	37,886
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 2/20/2061 (b)(c)(s)	49,846	49,800
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2652% 2/20/2061 (b)(c)(s)	55,939	55,874
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 4/20/2061 (b)(c)(s)	39,315	39,283
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 5/20/2061 (b)(c)(s)	52,975	52,920
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 5/20/2061 (b)(c)(s)	37,381	37,345
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3052% 6/20/2061 (b)(c)(s)	42,785	42,766
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 10/20/2061 (b)(c)(s)	86,677	86,730
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4752% 11/20/2061 (b)(c)(s)	46,541	46,611
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4752% 1/20/2062 (b)(c)(s)	24,527	24,581
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4052% 1/20/2062 (b)(c)(s)	58,600	58,658
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4052% 3/20/2062 (b)(c)(s)	38,236	38,268
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4252% 5/20/2061 (b)(c)(s)	378	380
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.2952% 10/20/2062 (b)(c)(s)	27,318	27,300
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.1352% 3/20/2063 (b)(c)(s)	53,693	53,522
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 1/20/2064 (b)(c)(s)	29,048	29,064
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3752% 12/20/2063 (b)(c)(s)	55,514	55,545
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 6/20/2064 (b)(c)(s)	157,633	157,513
Ginnie Mae Mortgage pass-thru certificates Series 2014-H20 Class BF, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 9/20/2064 (b)(c)(s)	687,765	687,134
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (s)	2,263	2,131
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1752% 12/20/2062 (b)(c)(s)	5,781	5,780
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	655,331	601,835
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.14% 8/20/2066 (b)(c)(s)	175,964	175,746
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	87,163	87,795
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7605% 5/16/2034 (b)(r)	16,914	782
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4605% 8/17/2034 (b)(r)	18,281	1,516
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9505% 6/16/2037 (b)(r)	33,660	2,427
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	2,558,763	2,501,145
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	1,138,240	1,112,822
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	252,746	247,057
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3224% 3/20/2060 (b)(c)(s)	103,255	103,234
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (r)	4,776	103
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3829% 7/20/2041 (b)(r)	97,575	8,302
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	213,075	211,473
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,353,662	1,256,002
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	523,793	482,236
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	886,265	814,862
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	708,826	657,640
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	493,151	461,202
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,389,745	2,182,056
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	1,270,576	1,168,803
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.1171% 1/20/2049 (b)(c)	1,326,255	1,325,965
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.2171% 10/20/2049 (b)(c)	506,979	501,886
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.1671% 2/20/2049 (b)(c)	939,002	931,204
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (o)	4,004,188	3,914,254
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (n)(o)	663,051	655,014
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (b)(o)	4,176,650	4,183,676
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(o)	2,371,263	2,381,810
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (o)	10,395,415	9,766,601
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(o)	2,349,103	2,358,345
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (o)	7,542,794	7,579,066
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (o)	1,272,867	1,194,029
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (o)	2,584,301	2,396,075
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (n)(o)	1,424,801	1,424,945
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (o)	383,391	378,936
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(o)	2,755,183	2,692,637
Ocwen Loan Investment Trust Series 2026-HB2 Class A, 3% 5/25/2039 (b)(o)	8,600,000	8,424,560
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (o)	1,017,440	1,017,483
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (o)	4,287,695	4,067,908
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (o)	9,520,505	9,228,748
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (o)	2,630,818	2,601,720
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(o)	4,772,980	4,645,783
PRPM Trust Series 2026-RCF3 Class A1, 5.25% 5/25/2056 (o)	1,989,000	1,983,848
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (b)(o)	4,027,428	4,008,109
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (o)	947,871	892,738
Santander Mortgage Asset Receivable Trust Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (o)	7,663,754	7,702,314
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (b)(c)	974	911
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.3388% 9/25/2043 (b)(c)	401,509	391,897
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (o)	8,103,176	7,666,203
VCAT LLC Series 2026-NPL3 Class A1, 5.774% 5/25/2056 (b)(o)	2,750,000	2,749,964
TOTAL UNITED STATES		443,017,268
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $438,317,269)		443,017,268

Commercial Mortgage Securities - 5.4%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/LLC Series 2019-RK1 Class BT, 4.45% 4/15/2038 (o)	1,245,000	1,185,584
UNITED STATES - 5.4%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (b)(c)(o)	9,990,000	10,030,584
Ares Commercial Mortgage Trust Series 2026-GCP Class D, CME Term SOFR 1 month Index + 2.35%, 5.9771% 2/15/2043 (b)(c)(o)	930,000	931,163
Ares Trust 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.1771% 4/15/2042 (b)(c)(o)	1,975,000	1,977,467
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.6661% 10/15/2034 (b)(c)(o)	1,164,000	1,167,147
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (o)	5,498,829	5,376,156
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (o)	1,326,000	1,278,928
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 7.4925% 9/15/2038 (b)(c)(o)	627,000	576,840
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9962% 7/15/2049 (b)	480,000	463,827
BANK Series 2017-BNK4 Class C, 4.372% 5/15/2050	800,000	709,203
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (i)(o)	782,000	519,095
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	1,392,066	1,385,325
BANK Series 2017-BNK8 Class D, 2.6% 11/15/2050 (o)	960,000	549,372
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (o)	609,000	292,784
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (b)	1,306,000	1,177,460
BANK Series 2018-BN15 Class D, 3% 11/15/2061 (o)	430,000	358,016
BANK Series 2018-BN15 Class E, 3% 11/15/2061 (o)	430,000	337,963
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	266,264	259,937
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	1,355,000	1,275,138
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	783,044	761,684
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (o)	243,000	187,505
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	833,000	739,673
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	361,000	318,752
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (o)	252,000	187,215
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/2053 (b)(i)(o)	2,104,000	1,275,623
BANK Series 2021-BN32 Class A5, 2.643% 4/15/2054	356,000	323,056
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	700,000	630,599
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	572,000	487,108
BANK Series 2021-BN33 Class XA, 1.1363% 5/15/2064 (b)(r)	6,232,161	224,863
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	1,052,000	928,820
BANK Series 2021-BN38 Class C, 3.3255% 12/15/2064 (b)	146,000	120,023
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	920,000	829,083
BANK Series 2022-BNK40 Class A4, 3.3892% 3/15/2064 (b)	295,000	273,317
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (b)	988,000	957,865
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (o)	531,000	383,572
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (o)	416,000	283,317
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (o)	994,000	679,182
BANK Series 2022-BNK44 Class AS, 5.743% 11/15/2055 (b)	620,000	629,194
BANK Series 2022-BNK44 Class C, 5.9345% 11/15/2055 (b)	1,165,000	1,098,129
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (b)	826,000	847,455
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	1,239,000	1,284,797
BANK Series 2023-BNK46 Class B, 7% 8/15/2056 (b)	843,000	875,977
BANK Series 2024-BNK47 Class A5, 5.716% 6/15/2057	2,200,000	2,297,549
BANK Series 2025-BNK51 Class C, 5.946% 12/25/2067 (b)	1,300,000	1,274,209
BANK5 Series 2024-5YR12 Class C, 6.4996% 12/15/2057 (b)	824,000	827,397
BANK5 Series 2025-5YR16 Class XB, 0.5535% 8/15/2063 (b)(r)	21,600,000	354,853
BANK5 Series 2025-5YR19 Class C, 5.715% 12/15/2058	760,000	744,069
BANK5 Series 2025-5YR19 Class D, 4.5% 12/15/2058 (b)(o)	1,417,000	1,188,287
BANK5 Series 2025-5YR19 Class XB, 0.8097% 12/15/2058 (b)(r)	10,400,000	276,967
BANK5 Series 2026-5YR21 Class C, 6.1597% 4/15/2059 (b)	385,000	379,120
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (o)	14,033,453	13,870,782
BBCMS Mortgage Trust Series 2019-C3 Class C, 4.178% 5/15/2052	273,000	252,253
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (o)	188,000	154,196
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	481,000	418,549
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.6928% 4/15/2053 (b)	651,500	554,580
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (o)	830,000	567,643
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	283,000	250,918
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (b)	1,388,000	1,244,862
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	1,203,000	1,104,521
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	1,816,000	1,766,532
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	441,000	401,020
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055	1,426,000	1,379,100
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055 (b)	588,000	553,649
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	1,593,000	1,650,349
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.3692% 12/15/2055 (b)	756,000	760,129
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	1,016,000	1,037,876
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	886,000	915,242
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.5061% 9/15/2056 (b)	625,000	660,570
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.5061% 9/15/2056 (b)	939,000	921,790
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.368% 11/15/2056 (b)	993,000	979,641
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	445,000	445,650
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	290,000	285,197
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	1,329,000	1,299,569
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	534,000	531,253
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6266% 3/15/2058 (b)(o)	770,000	732,958
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 1.1085% 11/15/2058 (b)(o)(r)	25,300,000	943,771
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (b)	664,000	663,473
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (o)	402,000	323,198
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.114% 7/15/2058 (b)	820,000	812,778
BBCMS Mortgage Trust Series 2025-C39 Class C, 5.9063% 12/15/2058 (b)	325,000	320,134
BBCMS Mortgage Trust Series 2026-5C41 Class D, 4.5% 5/15/2069 (o)	205,000	176,697
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	1,536,000	1,516,958
Benchmark Mortgage Trust Series 2018-B6 Class D, 3.0854% 10/10/2051 (b)(o)	613,000	469,350
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (b)(o)	351,000	281,753
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	462,000	403,141
Benchmark Mortgage Trust Series 2019-B13 Class D, 2.5% 8/15/2057 (i)(o)	672,000	407,548
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.4041% 12/15/2062 (b)(i)(o)	399,000	1,995
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.4041% 12/15/2062 (b)(i)(o)	269,000	673
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8792% 12/15/2062 (b)(r)	14,437,941	253,520
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (i)(o)	777,000	457,260
Benchmark Mortgage Trust Series 2020-B20 Class E, 2% 10/15/2053 (o)	588,000	347,714
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	335,000	292,988
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (o)	446,000	310,163
Benchmark Mortgage Trust Series 2020-IG2 Class C, 3.3608% 9/15/2048 (b)(i)(o)	315,000	161,854
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.3608% 9/15/2048 (b)(i)(o)	1,503,000	559,432
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (b)(o)	888,000	856,010
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (b)(o)	973,000	931,589
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (b)(o)	789,000	750,998
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 2.9942% 4/15/2054 (b)(i)(o)	282,000	132,612
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.2313% 7/15/2054 (b)(r)	10,951,740	466,978
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	1,716,000	1,513,319
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	532,000	491,412
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (i)(o)	949,000	564,240
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	619,000	596,648
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	618,000	599,920
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (o)	712,000	500,700
Benchmark Mortgage Trust Series 2022-B37 Class A5, 5.7455% 11/15/2055 (b)	719,000	750,345
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.7455% 11/15/2055 (b)	434,000	423,011
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.7455% 11/15/2055 (b)	823,000	777,135
Benchmark Mortgage Trust Series 2023-B38 Class A4, 5.5246% 4/15/2056	613,000	630,721
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.243% 4/15/2056 (b)	598,000	603,914
Benchmark Mortgage Trust Series 2023-B38 Class C, 6.243% 4/15/2056 (b)	800,000	778,831
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	1,361,000	1,418,451
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.7914% 7/15/2056 (b)	926,000	916,714
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	430,000	426,764
Benchmark Mortgage Trust Series 2026-V21 Class XB, 0.856% 3/15/2059 (b)(r)	24,400,000	755,280
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.2666% 11/15/2041 (b)(c)(o)	1,544,000	1,545,448
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.316% 7/15/2039 (b)(c)(o)	1,555,501	1,555,498
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (b)(c)(o)	5,539,444	5,546,368
BMO Mortgage Trust Series 2022-C1 Class 360D, 4.0699% 2/17/2055 (b)(i)(o)	441,000	353,131
BMO Mortgage Trust Series 2022-C1 Class 360E, 4.0699% 2/17/2055 (b)(o)	546,000	417,454
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	1,650,000	1,520,288
BMO Mortgage Trust Series 2022-C3 Class D, 2.5% 9/15/2054 (o)	361,000	233,783
BMO Mortgage Trust Series 2023-C4 Class B, 5.5904% 2/15/2056 (b)	473,000	467,328
BMO Mortgage Trust Series 2023-C4 Class C, 6.0576% 2/15/2056 (b)	1,315,000	1,290,060
BMO Mortgage Trust Series 2023-C4 Class D, 5.8621% 2/15/2056 (b)(o)	294,000	262,477
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	766,700	791,480
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	626,000	654,468
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (b)	1,237,000	1,278,627
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (b)	564,000	547,402
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (b)	149,000	151,289
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	2,700,000	2,688,237
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (b)	1,112,000	1,062,512
BMO Mortgage Trust Series 2026-C14 Class C, 5.9255% 2/15/2059 (o)	585,000	558,740
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.999% 6/15/2041 (b)(c)(o)	9,351,000	9,356,845
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.2687% 6/15/2041 (b)(c)(o)	4,617,000	4,621,328
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.4684% 6/15/2041 (b)(c)(o)	3,265,000	3,271,122
BMP Commercial Mortgage Trust Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.0161% 6/15/2041 (b)(c)(o)	320,000	320,027
Bos Trust Series 2026-LYRK Class E, 8.0382% 5/11/2041 (b)(o)	205,000	203,124
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (b)(o)	962,000	982,728
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (b)(o)	1,313,000	1,356,842
BPR Trust Series 2023-BRK2 Class C, 8.6303% 10/5/2038 (b)(o)	922,000	953,925
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (b)(o)	714,000	725,360
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (b)(o)	416,000	400,833
BRES Commercial Mortgage Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.2679% 11/15/2042 (b)(c)(o)	1,453,000	1,442,979
BRES Commercial Mortgage Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.8156% 11/15/2042 (b)(c)(o)	1,575,000	1,564,412
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (b)(c)(o)	5,300,000	5,300,000
Bridge Commercial Mortgage Trust Series 2026-MF Class E, 6.45% 6/15/2039 (o)	965,000	965,000
BWAY Mortgage Trust Series 2025-1535 Class B, 7.7102% 5/5/2042 (b)(o)	2,100,000	2,178,529
BX 2019 Trust Series 2019-OC11 Class A, 3.202% 12/9/2041 (o)	1,771,000	1,674,984
BX 2019 Trust Series 2019-OC11 Class D, 4.0755% 12/9/2041 (b)(o)	84,000	79,390
BX 2019 Trust Series 2019-OC11 Class E, 4.0755% 12/9/2041 (b)(o)	6,211,000	5,745,916
BX 2021 Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.7645%, 6.3925% 2/15/2036 (b)(c)(o)	765,800	764,847
BX 2021 Trust Series 2021-LBA Class GV, CME Term SOFR 1 month Index + 3.3645%, 6.9925% 2/15/2036 (b)(c)(o)	572,600	571,888
BX 2024 Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5165% 6/15/2041 (b)(c)(o)	666,853	660,187
BX 2024 Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.565% 6/15/2041 (b)(c)(o)	3,214,325	3,182,985
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (b)(c)(o)	12,748,000	12,684,261
BX 2025-DIME Trust Series 2025-DIME Class E, 6.6271% 2/15/2035 (b)(o)	1,590,000	1,576,091
BX 2025-DIME Trust Series 2025-DIME Class F, CME Term SOFR 1 month Index + 3.7%, 7.3271% 2/15/2035 (b)(c)(o)	2,535,000	2,525,433
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (b)(c)(o)	34,627,179	34,573,105
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0206% 3/15/2030 (b)(c)(o)	4,830,377	4,812,274
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1704% 3/15/2030 (b)(c)(o)	6,804,556	6,779,054
BX 2025-ROIC Trust Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.5684% 3/15/2030 (b)(c)(o)	3,006,575	3,006,574
BX 2025-VLT6 Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 6.8178% 3/15/2042 (b)(c)(o)	2,381,000	2,364,631
BX 2025-VLT6 Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.5667% 3/15/2042 (b)(c)(o)	2,016,000	1,990,676
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class D, 3.667% 3/11/2044 (b)(o)	3,289,000	3,045,999
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class E, 3.667% 3/11/2044 (b)(o)	3,844,000	3,491,217
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class A, 5.4104% 11/13/2046 (b)(o)	1,186,000	1,185,583
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (b)(o)	291,000	293,093
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (b)(o)	1,095,000	1,105,140
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (b)(o)	3,771,000	3,920,110
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0705% 4/15/2040 (b)(c)(o)	23,880,953	23,895,879
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3173% 4/15/2040 (b)(c)(o)	3,433,454	3,436,672
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.6733% 4/15/2034 (b)(c)(o)	3,924,672	3,917,821
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 4.9733% 4/15/2034 (b)(c)(o)	6,526,000	6,508,874
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.2733% 4/15/2034 (b)(c)(o)	4,315,000	4,301,769
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.5733% 4/15/2034 (b)(c)(o)	4,529,000	4,513,119
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.2733% 4/15/2034 (b)(c)(o)	861,000	791,079
BX Commercial Mortgage Trust Series 2021-IRON Class D, CME Term SOFR 1 month Index + 2.2645%, 5.8915% 2/15/2038 (b)(c)(o)	740,048	736,591
BX Commercial Mortgage Trust Series 2021-IRON Class E, CME Term SOFR 1 month Index + 2.7145%, 6.3415% 2/15/2038 (b)(c)(o)	1,122,958	1,117,359
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4306% 10/15/2036 (b)(c)(o)	19,900,000	19,893,781
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6403% 10/15/2036 (b)(c)(o)	2,565,000	2,559,494
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8401% 10/15/2036 (b)(c)(o)	3,433,000	3,425,397
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0398% 10/15/2036 (b)(c)(o)	3,333,000	3,321,816
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.689% 10/15/2036 (b)(c)(o)	11,589,000	11,550,084
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 6.6876% 10/15/2036 (b)(c)(o)	798,000	793,495
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1181% 4/15/2037 (b)(c)(o)	7,288,876	7,291,153
BX Commercial Mortgage Trust Series 2024-GPA2 Class D, CME Term SOFR 1 month Index + 2.5909%, 6.218% 11/15/2041 (b)(c)(o)	233,913	233,035
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.1666% 11/15/2041 (b)(c)(o)	990,230	985,845
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (b)(c)(o)	3,556,791	3,563,460
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (b)(o)	12,707,672	12,719,586
BX Commercial Mortgage Trust Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.3154% 5/15/2041 (b)(c)(o)	1,361,500	1,357,810
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 7.3654% 2/15/2039 (b)(c)(o)	1,051,920	1,048,889
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.2155% 3/15/2034 (b)(c)(o)	865,050	849,151
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0187% 3/15/2041 (b)(c)(o)	24,428,915	24,467,085
BX Commercial Mortgage Trust Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.3154% 3/15/2041 (b)(c)(o)	2,422,000	2,423,359
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 5.37% 4/15/2040 (b)(c)(o)	8,572,301	8,577,659
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (b)(c)(o)	19,347,586	19,323,402
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (b)(c)(o)	2,555,413	2,549,025
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.6271% 3/15/2043 (b)(c)(o)	579,696	576,798
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.0365% 11/15/2038 (b)(c)(o)	669,078	666,490
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5671% 4/15/2037 (b)(c)(o)	6,310,500	6,314,444
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9171% 4/15/2037 (b)(c)(o)	1,423,800	1,425,135
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4661% 4/15/2037 (b)(c)(o)	1,192,100	1,193,963
BX Trust Series 2022-IND Class F, CME Term SOFR 1 month Index + 4.786%, 8.4131% 4/15/2037 (b)(c)(o)	1,633,800	1,644,902
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 6.3271% 1/15/2039 (b)(c)(i)(o)	2,075,000	2,074,352
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 6.9771% 1/15/2039 (b)(c)(o)	1,160,000	1,154,655
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 7.8271% 1/15/2039 (b)(c)(o)	378,000	377,598
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9261% 1/15/2039 (b)(c)(o)	337,134	336,281
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (b)(c)(o)	17,835,482	17,857,776
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3186% 4/15/2041 (b)(c)(o)	2,847,600	2,851,160
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.5683% 4/15/2041 (b)(c)(o)	2,363,900	2,366,855
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.3157% 4/15/2041 (b)(c)(o)	2,032,100	2,024,001
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.5673% 11/15/2041 (b)(c)(o)	432,085	432,626
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.5658% 11/15/2041 (b)(c)(o)	2,074,592	2,067,263
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (b)(c)(o)	16,524,709	16,565,348
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4186% 2/15/2039 (b)(c)(o)	1,747,014	1,750,290
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 6.7667% 2/15/2039 (b)(c)(o)	250,144	251,004
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8152% 2/15/2039 (b)(c)(o)	1,571,194	1,570,866
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3183% 3/15/2041 (b)(c)(o)	4,788,000	4,795,481
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.568% 3/15/2041 (b)(c)(o)	6,356,700	6,366,632
BX Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.5771% 6/15/2040 (b)(c)(o)	281,730	282,434
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.228% 10/15/2042 (b)(c)(i)(o)	1,840,000	1,836,504
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0271% 6/15/2035 (b)(c)(o)	4,719,000	4,723,420
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9271% 6/15/2035 (b)(c)(o)	969,000	962,949
BX Trust Series 2025-VLT7 Class D, CME Term SOFR 1 month Index + 3.25%, 6.8771% 7/15/2044 (b)(c)(o)	1,040,000	1,042,597
BX Trust Series 2025-VOLT Class D, CME Term SOFR 1 month Index + 2.75%, 6.3771% 12/15/2044 (b)(c)(o)	1,905,000	1,902,619
BX Trust Series 2026-ALOHA Class A, 4.9771% 4/15/2043 (b)(o)	15,997,000	15,996,998
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 5/15/2038 (b)(c)(o)	14,038,000	14,073,095
BX Trust Series 2026-CIP Class E, CME Term SOFR 1 month Index + 3.1%, 6.75% 5/15/2038 (b)(c)(o)	930,000	935,813
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (o)	20,189,634	20,246,418
BX Trust Series 2026-LP3 Class E, CME Term SOFR 1 month Index + 3.2%, 6.8271% 4/15/2043 (b)(c)(o)	2,085,235	2,095,661
BX Trust Series 2026-PNDA Class D, CME Term SOFR 1 month Index + 2.1%, 5.75% 5/15/2043 (b)(c)(o)	930,000	934,069
BX Trust Series 2026-RISE Class E, CME Term SOFR 1 month Index + 2.8%, 6.4271% 4/15/2041 (b)(c)(o)	1,095,000	1,095,443
BXP Trust Series 2021-601L Class E, 2.868% 1/15/2044 (b)(o)	189,000	148,805
BXSC Commercial Mortgage Trust Series 2022-WSS Class F, 8.957% 3/15/2035 (b)(o)	1,394,059	1,394,224
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/2039 (b)(o)	976,000	736,596
CD Mortgage Trust Series 2017-CD3 Class C, 4.7119% 2/10/2050 (b)	813,000	290,194
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (i)(o)	509,452	29,010
CEDR Commercial Mortgage Trust Series 2022-SNAI Class E, CME Term SOFR 1 month Index + 3.0193%, 6.6464% 2/15/2039 (b)(c)(o)	770,000	749,167
CEDR Commercial Mortgage Trust Series 2022-SNAI Class F, CME Term SOFR 1 month Index + 3.6135%, 7.2406% 2/15/2039 (b)(c)(o)	2,211,000	2,085,718
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(o)	10,445,000	10,453,020
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (o)(r)	113,300,000	682,372
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (o)	17,423,961	13,865,894
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	1,838,716	1,829,308
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	2,048,634	2,023,926
CIP Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.3771% 10/15/2037 (b)(c)(o)	865,000	868,092
Citigroup Commercial Mortgage Trust Series 2016-P4 Class C, 3.8207% 7/10/2049 (b)	305,000	285,586
Citigroup Commercial Mortgage Trust Series 2016-P4 Class D, 4.0089% 7/10/2049 (b)(o)	965,000	598,685
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6772% 12/10/2049 (b)(r)	18,688,150	13,449
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class D, 3% 8/10/2056 (o)	546,000	429,098
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (b)(o)	280,000	252,002
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.4222% 11/10/2042 (b)(o)	1,317,101	1,148,171
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (o)	1,029,000	716,933
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.3597% 7/10/2028 (b)(o)	676,000	683,685
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 6.0475% 6/12/2040 (b)(o)	1,212,000	1,203,455
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 5.8524% 6/12/2040 (b)(o)	3,221,000	3,159,891
COMM Mortgage Trust Series 2012-CR1 Class D, 5.2735% 5/15/2045 (b)(o)	657,880	613,976
COMM Mortgage Trust Series 2013-LC6 Class D, 3.8601% 1/10/2046 (b)(o)	30,549	29,593
COMM Mortgage Trust Series 2014-CR15 Class D, 3.9621% 2/10/2047 (b)(o)	173,000	158,872
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.9607% 3/10/2047 (b)(i)(o)	73,382	32,393
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (b)	1,423,000	1,359,776
COMM Mortgage Trust Series 2015-DC1 Class C, 4.424% 2/10/2048 (b)	2,037,000	1,797,388
COMM Mortgage Trust Series 2015-LC19 Class C, 4.567% 2/10/2048 (b)	610,598	577,939
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (b)	1,139,000	1,072,804
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (o)	173,000	129,256
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5866% 9/10/2050 (b)	648,000	617,623
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (o)	202,000	181,581
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 6.973% 9/15/2033 (b)(c)(o)	267,000	17,113
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 8.9793% 9/15/2033 (b)(c)(o)	300,000	9,117
COMM Mortgage Trust Series 2025-180W Class E, 7.609% 8/10/2042 (b)(o)	1,311,000	1,317,696
COMM Mortgage Trust Series 2025-180W Class F, 7.609% 8/10/2042 (b)(o)	545,000	526,035
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.8397% 11/10/2049 (b)(i)(o)	142,385	32,224
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	4,229,000	4,188,085
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5156% 8/15/2041 (b)(c)(o)	2,330,000	2,314,139
CPT Mortgage Trust Series 2019-CPT Class E, 3.0967% 11/13/2039 (b)(o)	964,000	846,812
CPT Mortgage Trust Series 2019-CPT Class F, 3.0967% 11/13/2039 (b)(o)	651,000	532,848
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.0584% 6/15/2034 (c)(o)	636,000	281,213
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.3986% 6/15/2050 (b)	1,297,000	1,175,189
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	415,397	414,220
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class C, 4.946% 4/15/2051 (b)	282,000	259,154
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	2,260,000	2,238,997
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (b)	630,000	592,712
CSMC Trust Series 2019-UVIL Class E, 3.3928% 12/15/2041 (b)(o)	2,477,000	2,215,500
CSTL Commercial Mortgage Trust Series 2025-GATE2 Class E, 6.5666% 11/10/2042 (b)(o)	2,015,000	1,978,991
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.851% 2/10/2043 (b)(o)	1,500,000	1,482,151
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class E, 6.5542% 2/10/2043 (b)(o)	435,000	426,528
DBGS Mortgage Trust Series 2018-C1 Class C, 4.7699% 10/15/2051 (b)	189,000	171,147
DBGS Mortgage Trust Series 2019-1735 Class F, 4.3344% 4/10/2037 (b)(i)(o)	665,000	469,441
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	361,000	320,797
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/2053 (o)	212,000	128,129
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5346% 8/10/2044 (b)(o)	348,919	340,175
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/2045 (b)(o)	250,000	207,170
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.5655% 8/10/2049 (b)(i)	218,000	187,763
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 7.6271% 3/15/2034 (b)(c)(o)	1,603,000	1,606,311
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(o)	3,443,000	3,462,282
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.6891% 1/15/2041 (b)(o)	350,000	350,991
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (b)(o)	2,865,000	2,857,266
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.9685% 1/15/2041 (b)(o)	458,000	439,488
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (b)(o)	8,295,000	8,202,068
ELP Series 2025-ELP Class D, 5.4314% 11/13/2042 (b)(o)	550,000	544,804
ELP Series 2025-ELP Class E, 6.665% 11/13/2042 (b)(o)	2,090,000	2,066,869
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (b)(o)	1,076,000	1,086,148
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (b)(o)	908,000	917,786
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (b)(o)	193,000	195,052
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (b)(c)(o)	24,189,094	24,219,331
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2271% 10/15/2042 (b)(c)(o)	4,300,390	4,309,797
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4771% 10/15/2042 (b)(c)(o)	2,099,631	2,106,848
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 6.9771% 10/15/2042 (b)(c)(o)	1,016,106	1,024,044
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7271% 10/15/2042 (b)(c)(o)	1,016,106	1,024,679
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (b)(c)(o)	20,842,730	20,862,271
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0271% 2/15/2043 (b)(c)(o)	2,138,989	2,147,010
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2271% 2/15/2043 (b)(c)(o)	1,452,227	1,460,395
Extended Stay America Trust Series 2026-ESH2 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5271% 2/15/2043 (b)(c)(o)	1,039,982	1,049,081
Extended Stay America Trust Series 2026-ESH2 Class F, 7.3771% 2/15/2043 (b)(o)	1,574,026	1,588,783
Fontainebleau Miami Beach Beach Mortgage Trust Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.2771% 12/15/2039 (b)(c)(o)	1,688,000	1,708,654
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	788,792	784,894
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	1,800,000	1,604,813
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 3/25/2029 (b)(c)	7,563,972	7,545,228
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (b)	4,000,000	3,986,022
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (b)	2,700,000	2,683,892
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (b)	3,300,000	3,292,749
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	4,500,000	4,500,050
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (b)	7,400,000	7,368,525
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1792% 7/25/2030 (b)(c)	4,795,934	4,792,322
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (b)	1,100,000	1,096,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (b)	2,500,000	2,473,012
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1992% 10/25/2030 (b)	23,289,182	23,248,271
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (b)(c)	13,891,149	13,871,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (b)(c)	5,970,285	5,962,128
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 10/25/2030 (b)(c)	6,497,176	6,488,331
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 11/25/2030 (b)(c)	13,298,599	13,290,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1392% 12/25/2030 (b)(c)	3,599,898	3,595,837
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1492% 12/25/2030 (b)	9,999,478	9,999,464
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 1/25/2031 (b)(c)	12,897,879	12,901,767
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1592% 2/25/2031 (b)	7,299,922	7,299,911
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (b)(c)	10,100,000	10,099,945
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (b)(c)	20,300,000	20,306,370
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.3887% 8/10/2044 (b)(o)	380,870	370,306
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.3887% 8/10/2044 (b)(o)	342,592	268,353
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.3887% 8/10/2044 (b)(o)	424,043	141,279
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (i)(o)	733,782	2,201
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.3891% 11/10/2045 (b)(o)	385,490	370,035
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.7892% 10/10/2048 (b)(i)(r)	435,118	248
GS Mortgage Securities Trust Series 2016-GS4 Class C, 3.9908% 11/10/2049 (b)	264,000	252,225
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (b)	651,000	223,050
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	1,201,032	1,190,944
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	1,113,060	1,108,289
GS Mortgage Securities Trust Series 2018-GS9 Class D, 3% 3/10/2051 (o)	476,000	288,829
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (o)	853,000	732,608
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (o)	672,000	527,743
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.8336% 9/10/2052 (b)	1,996,000	1,653,923
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (o)	727,000	533,460
GS Mortgage Securities Trust Series 2020-GC45 Class D, 2.85% 2/13/2053 (o)	525,000	392,480
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.3258% 12/13/2039 (b)(o)	399,000	322,072
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.5655% 5/12/2053 (b)(o)	189,000	146,216
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.0751% 11/25/2041 (b)(c)(o)	662,000	661,151
GSAT Trust Series 2025-BMF Class E, CME Term SOFR 1 month Index + 3.3%, 6.9271% 7/15/2040 (b)(c)(o)	540,000	539,408
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 7.7771% 7/15/2040 (b)(c)(o)	2,101,000	2,089,773
GSMS Series 2026-DAWN Class B, 6.3612% 4/10/2043 (b)(o)	429,377	426,311
GSMS Series 2026-DAWN Class C, 7.3218% 4/10/2043 (b)(o)	319,537	317,303
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3271% 10/15/2035 (b)(c)(i)(o)	2,715,000	2,706,516
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (b)(o)	2,849,000	2,833,239
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (b)(o)	2,093,000	2,069,597
Home Partners of America Trust Series 2019-1 Class E, 3.604% 9/17/2039 (o)	304,110	296,120
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (o)	76,218	73,577
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.5579% 7/10/2039 (b)(o)	483,000	439,500
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(o)	7,341,000	7,339,850
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.477% 3/15/2042 (b)(c)(o)	799,000	800,429
IP Mortgage Trust Series 2025-IP Class F, 7.9693% 6/10/2042 (b)(o)	704,000	711,071
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.8459% 6/15/2045 (b)(o)	585,668	569,562
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (o)	615,000	524,445
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (i)(o)	674,000	80,879
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.8046% 6/10/2027 (b)(i)(o)	516,000	1,297
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.9314% 6/10/2027 (b)(o)	830,000	2,050
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.767% 7/5/2031 (b)(o)	409,000	67,685
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (o)	4,763,000	4,512,847
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (o)	1,323,000	892,999
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (i)(o)	2,354,000	1,402,772
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (b)(o)(r)	19,961,000	436,557
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (o)	887,000	837,292
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.9089% 6/5/2039 (b)(o)	496,000	448,367
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.9089% 6/5/2039 (b)(o)	938,000	832,976
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (o)	401,000	134,343
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (i)(o)	642,000	144,463
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.8445% 1/16/2037 (b)(o)	252,000	24,953
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.9904% 10/5/2039 (b)(o)	1,728,000	1,701,335
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (o)	98,582	95,567
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.6199% 1/15/2048 (b)(o)	2,126,000	1,879,894
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA, 0.0176% 7/15/2048 (b)(i)(r)	2,326,691	1
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.8616% 11/15/2048 (b)	1,368,000	157,306
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class C, 3.5147% 12/15/2049 (b)	395,000	365,313
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5147% 12/15/2049 (b)(o)	696,000	546,503
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	243,817	242,786
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	763,404	762,044
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	76,578	76,448
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class C, 3.1422% 12/15/2049 (b)	343,000	291,211
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.1422% 12/15/2049 (b)(o)	681,000	408,608
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (o)	315,000	156,187
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	428,353
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (o)	399,000	205,736
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 5.5% 8/15/2038 (b)(c)(o)	289,622	287,375
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.05% 8/15/2038 (b)(c)(o)	1,541,342	1,527,460
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 7.7% 8/15/2038 (b)(c)(o)	601,064	595,200
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.6271% 3/15/2042 (b)(c)(o)	1,173,575	1,174,855
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9223% 5/15/2039 (b)(c)(o)	26,961,000	25,916,261
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.421% 5/15/2039 (b)(c)(o)	16,119,000	14,507,100
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7202% 5/15/2039 (b)(c)(o)	9,032,000	7,767,520
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.169% 5/15/2039 (b)(c)(o)	8,027,000	6,301,195
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8415% 3/15/2038 (b)(c)(o)	223,105	221,165
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1415% 3/15/2038 (b)(c)(o)	2,033,500	1,976,709
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.4915% 3/15/2038 (b)(c)(o)	1,776,600	1,681,214
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (b)(o)	880,000	879,228
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/2040 (b)(o)	455,000	344,306
Mft Trust Series 2020-B6 Class C, 3.3922% 8/10/2040 (b)(i)(o)	399,000	257,614
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4425% 7/15/2038 (b)(c)(i)(o)	1,900,000	1,898,813
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.4925% 7/15/2038 (b)(c)(i)(o)	1,001,000	1,000,374
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 7.6925% 7/15/2038 (b)(c)(o)	724,000	721,934
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.8863% 1/15/2039 (b)(c)(i)(o)	965,600	965,298
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.5846% 1/15/2027 (b)(c)(o)	504,000	504,682
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 6.2771% 9/15/2040 (b)(c)(o)	1,030,000	1,031,451
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1271% 9/15/2040 (b)(c)(o)	1,675,000	1,677,354
MHP Series 2025-MHIL2 Class F, CME Term SOFR 1 month Index + 4.25%, 7.8771% 9/15/2040 (b)(c)(o)	3,335,000	3,347,834
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (o)	490,000	493,584
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	514,000	515,764
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.4894% 11/15/2045 (b)(o)	378,000	50,995
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.8504% 10/15/2046 (b)(o)	713,000	679,489
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 Class C, 4.3108% 2/15/2046 (b)	21,050	19,660
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.9169% 5/15/2046 (b)(o)	644,000	586,486
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class C, 4.2043% 9/15/2049 (b)(i)	151,000	140,402
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class C, 4.3871% 11/15/2049 (b)	343,000	320,044
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class C, 4.4013% 12/15/2049 (b)	236,000	227,297
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (o)	520,000	470,775
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.385% 6/15/2044 (b)(o)	231,149	228,879
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.5478% 6/15/2044 (b)(o)(r)	1,318,537	4,922
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 5.0909% 7/15/2049 (b)(o)	71,057	70,639
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 5.0909% 7/15/2049 (b)(i)(o)	182,000	180,146
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 5.0909% 7/15/2049 (b)(o)	616,400	608,674
Morgan Stanley Capital I Trust Series 2014-150E Class C, 4.4382% 9/9/2032 (b)(o)	238,000	203,515
Morgan Stanley Capital I Trust Series 2014-150E Class F, 4.4382% 9/9/2032 (b)(o)	401,000	291,673
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.1619% 5/15/2048 (b)	142,283	138,013
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.1619% 5/15/2048 (b)	662,000	615,720
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.1619% 5/15/2048 (b)(o)	258,000	206,423
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 4.0071% 11/15/2049 (b)	1,691,000	1,507,004
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (i)(o)	798,000	592,668
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	633,000	624,385
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,123,000	1,074,983
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (o)	1,912,000	1,685,891
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	1,159,000	1,061,316
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,779,000	4,718,972
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.6925% 12/15/2036 (b)(c)(o)	5,100,000	3,870,849
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.5085% 4/5/2042 (b)(o)	252,000	202,858
Morgan Stanley Capital I Trust Series 2020-HR8 Class D, 2.5% 7/15/2053 (o)	420,000	327,360
Morgan Stanley Capital I Trust Series 2020-L4 Class C, 3.536% 2/15/2053	115,000	100,149
Morgan Stanley Capital I Trust Series 2021-L5 Class A4, 2.728% 5/15/2054	1,892,000	1,714,858
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (o)	794,469	828,467
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(o)	964,000	923,082
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.4434% 9/24/2057 (b)(o)	1,040,000	984,585
MSJP Series 2015-HAUL Class E, 5.0127% 9/5/2047 (b)(o)	170,000	143,514
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	919,000	957,565
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 7.1026% 12/15/2056 (b)	637,000	680,023
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.2446% 12/15/2056 (b)	875,000	925,525
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (o)	208,000	165,752
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.2724% 5/15/2039 (b)(o)	753,000	698,864
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.2724% 5/15/2039 (b)(o)	768,000	690,197
NCMF Trust Series 2025-MFS Class F, 8.7182% 6/10/2033 (b)(o)	1,042,000	1,045,471
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.9267% 11/5/2041 (b)(o)	3,976,000	3,949,858
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.4715% 1/10/2036 (b)(o)	2,300,000	2,262,227
NYT Mortgage Trust Series 2019-NYT Class F, CME Term SOFR 1 month Index + 3.297%, 6.925% 12/15/2035 (b)(c)(o)	775,000	667,469
PCY Series 2026-FCMT Class E, 7.4155% 4/5/2041 (b)(o)	850,000	844,766
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.0925% 7/15/2038 (b)(c)(o)	553,000	152,264
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 9.7425% 7/15/2038 (b)(c)(o)	157,000	19,679
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (b)(c)(o)	28,589,000	28,606,868
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0771% 3/15/2043 (b)(c)(o)	3,517,000	3,517,000
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2771% 3/15/2043 (b)(c)(o)	3,904,000	3,899,120
Plym Commercial Mortgage Trust Series 2026-IND Class D, CME Term SOFR 1 month Index + 2.15%, 5.7771% 3/15/2043 (b)(c)(o)	995,000	992,513
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (o)	862,000	832,055
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (o)	3,641,000	3,122,522
PRM Trust Series 2025-PRM6 Class E, 6.8026% 7/5/2033 (b)(o)	707,000	706,535
PRM Trust Series 2025-PRM6 Class F, 7.2938% 7/5/2033 (b)(o)	2,211,000	2,200,953
PRM5 Trust Series 2025-PRM5 Class E, 7.0967% 3/10/2033 (b)(o)	2,150,000	2,144,040
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (o)	51,815	52,459
Rocket Mortgage Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (o)	1,933,000	2,013,849
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 8/15/2042 (b)(c)(o)	3,200,000	3,202,000
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 7.8156% 11/15/2034 (b)(c)(o)	998,900	995,696
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 8.8141% 11/15/2034 (b)(c)(o)	832,300	827,124
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class E, 3.4771% 9/15/2039 (b)(o)	970,000	722,860
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/2037 (b)(o)	1,326,000	1,203,945
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (b)(o)	13,136,000	13,062,830
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2271% 10/15/2041 (b)(c)(o)	1,860,000	1,859,419
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.0771% 10/15/2041 (b)(c)(o)	656,000	659,133
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 6.328% 1/15/2039 (b)(c)(o)	3,466,000	3,458,418
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 6.978% 1/15/2039 (b)(c)(o)	1,322,000	1,295,560
SREIT Trust Series 2021-MFP2 Class G, CME Term SOFR 1 month Index + 3.082%, 6.709% 11/15/2036 (b)(c)(o)	615,000	613,818
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 7.657% 11/15/2036 (b)(c)(o)	1,795,000	1,790,104
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 7.3576% 10/15/2034 (b)(c)(o)	1,131,000	1,132,237
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 6.645% 11/15/2036 (b)(c)(o)	1,281,000	1,279,408
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.293% 11/15/2036 (b)(c)(o)	1,380,000	1,378,285
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.942% 11/15/2036 (b)(c)(o)	294,000	293,634
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/2041 (b)(o)	104,000	83,568
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.866% 2/15/2042 (b)(c)(o)	3,876,000	3,844,903
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (b)(c)(o)	15,882,000	15,891,941
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2195% 12/15/2039 (b)(c)(o)	3,451,000	3,450,996
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.619% 12/15/2039 (b)(c)(o)	2,544,000	2,547,179
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/2040 (o)	1,407,000	1,401,088
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(o)	243,650	231,463
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(i)(o)	418,000	121,296
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1149% 12/15/2050 (b)(r)	22,234,277	261,591
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.8373% 2/15/2051 (b)	189,000	173,721
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	1,300,000	1,283,362
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 4.9925% 7/15/2039 (b)(c)(o)	577,000	558,678
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 7.6425% 7/15/2039 (b)(c)(o)	767,000	668,422
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 8.7425% 7/15/2039 (b)(c)(o)	168,000	139,688
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 6.0329% 7/13/2044 (b)(o)	1,095,000	1,098,118
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.4337% 7/13/2044 (b)(o)	765,000	769,861
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.9314% 7/13/2044 (b)(o)	540,000	548,171
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (o)	12,891,000	10,996,856
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (o)	800,000	657,329
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.5162% 10/10/2042 (b)(o)	19,300,000	304,827
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (b)(o)	375,000	369,781
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (b)(o)	1,080,000	1,058,922
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class C, 3.071% 8/15/2049	254,000	180,383
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class C, 4.4468% 12/15/2059 (b)	328,000	320,571
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.4501% 11/15/2049 (b)	745,000	728,045
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	136,359	136,126
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	800,497	797,380
Wells Fargo Commercial Mortgage Trust Series 2018-C43 Class C, 4.514% 3/15/2051	228,000	214,116
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (o)	712,000	558,137
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0658% 8/15/2051 (b)(r)	22,079,150	281,692
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (b)	1,633,000	1,567,183
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	2,026,270	1,967,820
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (o)	581,000	463,312
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	1,195,000	1,061,933
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (o)	495,000	373,434
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4, 2.658% 11/15/2054	619,000	552,855
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (b)(o)	1,564,000	1,572,144
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.5337% 11/15/2057 (b)	1,323,000	1,327,779
Wells Fargo Commercial Mortgage Trust Series 2025-5C7 Class C, 5.798% 12/15/2058	405,000	394,348
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (b)	1,205,000	1,163,606
Wells Fargo Commercial Mortgage Trust Series 2026-C66 Class C, 6.2509% 4/15/2059 (b)	320,000	318,248
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(o)	9,402,000	9,399,968
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (b)(o)	241,191	86,824
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 5.1505% 6/15/2044 (b)(o)	153,010	150,423
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 5.1505% 6/15/2044 (b)(o)	183,000	174,910
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.3557% 3/15/2045 (b)(o)	405,281	369,859
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3557% 3/15/2045 (b)(o)	976,128	697,932
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.9562% 5/15/2045 (b)(o)	235,316	222,080
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	827,000	784,478
WFCM Series 2022-C62 Class C, 4.3449% 4/15/2055 (b)	1,077,000	895,778
WHARF Series 2025-DC Class E, 7.7241% 7/15/2040 (b)(o)	873,000	892,938
Worldwide Plaza Trust Series 2017-WWP Class E, 3.7154% 11/10/2036 (b)(o)	198,000	1,993
Worldwide Plaza Trust Series 2017-WWP Class F, 3.7154% 11/10/2036 (b)(o)	1,082,000	5,486
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/2035 (b)(i)(o)	289,000	130,048
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.6332% 6/5/2035 (b)(o)	755,000	128,342
TOTAL UNITED STATES		1,215,886,011
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,243,349,716)		1,217,071,595

Common Stocks - 0.1%
	Shares	Value ($)
BRAZIL - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Azul SA (PN)	88,223	714,606
Azul SA ADR	28,564	257,076

TOTAL BRAZIL		971,682
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (i)	123,968	2,330,892
Altice France Holding SA rights (i)(o)(p)(u)	2,350	28,589

TOTAL FRANCE		2,359,481
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
New Cineworld Ltd (i)(u)	64,448	1,420,434
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc (i)	161,271	150,485
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (i)(u)	2,287	476
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (i)(u)	40,185	375,328
Specialty Retail - 0.0%
White Iris LLC (i)	8,239	90,958
TOTAL CONSUMER DISCRETIONARY		466,286
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (i)(x)	8,227	12,587
Energy - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (i)(u)	55,600	1
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	38,582	2,287,527
EP Energy Corp (i)(u)	3,729	6,301
Expand Energy Corp	45,652	4,244,723
Expand Energy Corp (v)	351	32,636
Exxon Mobil Corp	12,988	1,886,637
Mesquite Energy Inc (i)(u)	159,701	2,457,797
New Fortress Energy Inc Class A (u)(w)	30,121	16,892
		10,932,513
TOTAL ENERGY		10,932,514
Financials - 0.0%
Financial Services - 0.0%
ACNR Holdings Inc (i)	17,611	2,713,327
Carnelian Point Holdings LP warrants 6/30/2027 (i)(u)	1,272	3,714
Limetree Bay Cayman Ltd (i)(u)	464	0
TOTAL FINANCIALS		2,717,041
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (i)(u)	132,794	169,976
Cano Health LLC warrants 6/28/2029 (i)(u)	7,062	71
ModivCare Inc (i)	45,853	257,923
TOTAL HEALTH CARE		427,970
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (i)(u)	40,553	1,700,793
TOTAL UNITED STATES		16,257,667
TOTAL COMMON STOCKS (Cost $15,291,857)		21,159,749

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (o)	1,904,000	2,160,088
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	4,230,000	3,411,495
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (b)	521,498	2,046,880
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	4,862,000	4,660,227
Industrials - 0.0%
Electrical Equipment - 0.0%
Eos Energy Enterprises Inc 1.75% 12/1/2031 (o)	2,975,000	2,519,825
Fluence Energy Inc 2.25% 6/15/2030	429,000	528,657
TOTAL INDUSTRIALS		3,048,482
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	511,000	1,125,477
ON Semiconductor Corp 0% 5/1/2027 (q)	501,000	1,143,783
		2,269,260
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030	2,588,000	5,160,990
Strategy Inc 0% 12/1/2029 (q)	3,378,000	3,072,967
Terawulf Inc 0% 5/1/2032 (o)(q)	1,810,000	2,758,473
		10,992,430
TOTAL INFORMATION TECHNOLOGY		13,261,690
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	3,290,000	3,354,155
TOTAL UNITED STATES		26,371,434
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $24,586,441)		31,943,017

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	29,902	1,101,889
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (i)(u)	80,261	2,492,907
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp CME Term SOFR 3 month Index + 5.2546%, 0% (b)(c)	37,320	954,272
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (b)(c)	11,400	296,400
		1,250,672
TOTAL FINANCIALS		3,743,579
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	19,552	1,260,126
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A,1.95%	11,325	283,465
TOTAL UNITED STATES		6,389,059
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,736,969)		6,389,059

Foreign Government and Government Agency Obligations - 1.3%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (o)		490,000	502,618
Angola Republic 8.75% 4/14/2032 (o)		720,000	737,100
Angola Republic 9.244% 1/15/2031 (o)		580,000	609,435
Angola Republic 9.375% 3/31/2033 (o)		505,000	527,094
Angola Republic 9.375% 5/8/2048 (o)		735,000	720,300
Angola Republic 9.875% 10/15/2035 (o)		345,000	368,028
TOTAL ANGOLA			3,464,575
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (n)		7,657,686	6,669,845
Argentine Republic 1% 7/9/2029		1,275,345	1,150,999
Argentine Republic 3.5% 7/9/2041 (n)		3,120,000	2,239,817
Argentine Republic 4.125% 7/9/2035 (n)		7,928,814	6,109,151
Argentine Republic 5% 1/9/2038 (n)		4,659,773	3,750,313
Province of Santa Fe 8.1% 12/11/2034 (p)		515,000	507,861
Provincia del Chubut Argentina 9.45% 4/29/2036 (o)		710,000	735,760
TOTAL ARGENTINA			21,163,746
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (o)		520,000	477,428
Republic of Armenia 6.75% 3/12/2035 (o)		1,145,000	1,195,815
TOTAL ARMENIA			1,673,243
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (o)		730,000	815,958
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (o)		310,000	286,362
Bahrain Kingdom 5.875% 2/6/2034 (o)		460,000	449,576
Bahrain Kingdom 6.625% 10/6/2037 (o)		345,000	330,988
Bahrain Kingdom 7.1% 2/3/2038 (o)		670,000	663,200
Bahrain Kingdom 7.5% 2/12/2036 (o)		365,000	380,005
TOTAL BAHRAIN			2,110,131
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (o)		1,400,000	1,476,818
Republic of Benin 8.375% 1/23/2041 (o)		220,000	234,025
TOTAL BENIN			1,710,843
BERMUDA - 0.0%
Republic of Bermuda 2.375% 8/20/2030 (o)		280,000	253,159
Republic of Bermuda 3.375% 8/20/2050 (o)		230,000	156,773
Republic of Bermuda 3.717% 1/25/2027 (o)		1,185,000	1,179,445
Republic of Bermuda 4.75% 2/15/2029 (o)		520,000	519,371
Republic of Bermuda 5% 7/15/2032 (o)		390,000	390,029
TOTAL BERMUDA			2,498,777
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		1,535,000	1,466,232
Federative Republic of Brazil 5.625% 2/21/2047		735,000	623,280
Federative Republic of Brazil 6% 10/20/2033		595,000	599,537
Federative Republic of Brazil 6.25% 5/22/2036		665,000	659,763
Federative Republic of Brazil 6.625% 3/15/2035		510,000	526,383
Federative Republic of Brazil 7.125% 1/20/2037		840,000	911,820
Federative Republic of Brazil 7.250% 1/12/2056		680,000	679,660
Federative Republic of Brazil 8.25% 1/20/2034		1,976,000	2,265,682
TOTAL BRAZIL			7,732,357
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	835,000	556,549
Canadian Government 2% 6/1/2032	CAD	360,000	244,686
Canadian Government 2.75% 6/1/2033	CAD	1,250,000	878,707
Canadian Government 3% 6/1/2034	CAD	620,000	439,858
Canadian Government 3.25% 12/1/2035	CAD	505,000	361,373
TOTAL CANADA			2,481,173
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		2,145,000	1,948,733
Chilean Republic 2.75% 1/31/2027		425,000	420,538
Chilean Republic 3.1% 1/22/2061		1,525,000	948,367
Chilean Republic 3.25% 9/21/2071		250,000	156,534
Chilean Republic 3.5% 1/31/2034		280,000	254,940
Chilean Republic 4% 1/31/2052		245,000	191,835
Chilean Republic 4.34% 3/7/2042		360,000	317,340
Chilean Republic 5.33% 1/5/2054		905,000	863,280
TOTAL CHILE			5,101,567
COLOMBIA - 0.0%
Colombian Republic 3% 1/30/2030		1,800,000	1,621,980
Colombian Republic 3.125% 4/15/2031		785,000	684,520
Colombian Republic 3.25% 4/22/2032		400,000	339,600
Colombian Republic 5% 6/15/2045		500,000	375,800
Colombian Republic 5.2% 5/15/2049		900,000	675,360
Colombian Republic 5.375% 1/21/2029		695,000	691,004
Colombian Republic 6.125% 1/18/2041		60,000	53,669
Colombian Republic 6.125% 1/21/2031		250,000	248,938
Colombian Republic 6.5% 1/21/2033		405,000	400,464
Colombian Republic 7.375% 4/25/2030		470,000	489,505
Colombian Republic 7.375% 9/18/2037		205,000	208,676
Colombian Republic 7.5% 2/2/2034		395,000	410,504
Colombian Republic 8% 11/14/2035		570,000	609,188
Colombian Republic 8% 4/20/2033		730,000	777,815
Colombian Republic 8.5% 4/25/2035		530,000	581,357
Colombian Republic 8.75% 11/14/2053		540,000	606,074
TOTAL COLOMBIA			8,774,454
CONGO - 0.0%
Republic of Congo 9.5% 2/17/2035 (p)		340,000	342,671
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Democratic Republic of Congo 8.75% 4/16/2032 (o)		470,000	475,147
Democratic Republic of Congo 9.5% 4/16/2037 (o)		365,000	372,248
TOTAL CONGO DEMOCRATIC REPUBLIC OF			847,395
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (o)		485,000	462,939
Republic of Costa Rica 6.125% 2/19/2031 (o)		265,000	273,675
Republic of Costa Rica 6.55% 4/3/2034 (o)		220,000	233,969
Republic of Costa Rica 7.3% 11/13/2054 (o)		560,000	625,282
TOTAL COSTA RICA			1,595,865
COTE D'IVOIRE - 0.0%
Cote d'Ivoire 6.125% 6/15/2033 (o)		1,680,000	1,671,348
Cote d'Ivoire 6.375% 3/3/2028 (o)		636,318	646,206
Cote d'Ivoire 6.75% 2/25/2041 (o)		640,000	611,600
Cote d'Ivoire 8.075% 4/1/2036 (o)		535,000	582,147
TOTAL COTE D'IVOIRE			3,511,301
DOMINICAN REPUBLIC - 0.0%
Dominican Republic 4.5% 1/30/2030 (o)		710,000	686,634
Dominican Republic 4.875% 9/23/2032 (o)		2,145,000	2,036,721
Dominican Republic 5.75% 3/17/2034 (o)		395,000	388,925
Dominican Republic 5.95% 1/25/2027 (o)		1,164,000	1,172,730
Dominican Republic 6% 7/19/2028 (o)		549,000	558,338
Dominican Republic 6.5% 2/15/2048 (o)		300,000	293,718
Dominican Republic 6.6% 6/1/2036 (o)		419,000	433,476
Dominican Republic 6.85% 1/27/2045 (o)		1,012,000	1,024,822
Dominican Republic 7.05% 2/3/2031 (o)		795,000	838,924
Dominican Republic 7.15% 2/24/2055 (o)		705,000	740,060
Dominican Republic 7.45% 4/30/2044 (o)		401,000	431,150
TOTAL DOMINICAN REPUBLIC			8,605,498
ECUADOR - 0.0%
Ecuador Government International Bond 6.9% 7/31/2030 (n)(o)		1,598,838	1,601,189
Ecuador Government International Bond 6.9% 7/31/2035 (n)(o)		1,615,000	1,482,316
Ecuador Government International Bond 8.75% 1/29/2034 (o)		1,480,000	1,501,445
Ecuador Government International Bond 9.25% 1/29/2039 (o)		545,000	560,243
TOTAL ECUADOR			5,145,193
EGYPT - 0.0%
Arab Republic of Egypt 7.0529% 1/15/2032 (o)		25,000	25,175
Arab Republic of Egypt 7.5% 1/31/2027 (o)		1,403,000	1,424,719
Arab Republic of Egypt 7.5% 2/16/2061 (o)		1,435,000	1,205,401
Arab Republic of Egypt 7.6003% 3/1/2029 (o)		560,000	578,480
Arab Republic of Egypt 7.625% 5/20/2034 (o)		595,000	597,981
Arab Republic of Egypt 7.625% 5/29/2032 (o)		700,000	717,731
Arab Republic of Egypt 7.903% 2/21/2048 (o)		684,000	610,538
Arab Republic of Egypt 8.5% 1/31/2047 (o)		904,000	859,360
Arab Republic of Egypt 8.7002% 3/1/2049 (o)		1,105,000	1,058,189
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (o)		340,000	355,487
TOTAL EGYPT			7,433,061
EL SALVADOR - 0.0%
El Salvador Republic 4% 4/17/2030 (n)(o)		540,000	19,979
El Salvador Republic 7.1246% 1/20/2050 (o)		405,000	368,688
El Salvador Republic 7.625% 2/1/2041 (o)		120,000	120,758
El Salvador Republic 7.65% 6/15/2035 (o)		415,000	425,790
El Salvador Republic 9.25% 4/17/2030 (o)		540,000	577,031
El Salvador Republic 9.65% 11/21/2054 (o)		320,000	359,328
TOTAL EL SALVADOR			1,871,574
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (o)		360,000	316,876
Gabonese Republic 7% 11/24/2031 (o)		300,000	262,115
TOTAL GABON			578,991
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (p)	EUR	2,271,000	2,625,325
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (o)(q)		35,085	31,313
Ghana Republic 0% 7/3/2026 (o)(q)		14,680	14,607
Ghana Republic 5% 7/3/2029 (n)(o)		445,436	438,724
Ghana Republic 5% 7/3/2035 (n)(o)		573,580	536,825
TOTAL GHANA			1,021,469
GUATEMALA - 0.0%
Republic of Guatemala 4.875% 2/13/2028 (o)		385,000	384,536
Republic of Guatemala 4.9% 6/1/2030 (o)		325,000	323,072
Republic of Guatemala 6.125% 6/1/2050 (o)		565,000	559,774
Republic of Guatemala 6.25% 8/15/2036 (o)		870,000	905,087
Republic of Guatemala 6.6% 6/13/2036 (o)		535,000	568,878
Republic of Guatemala 6.875% 8/15/2055 (o)		530,000	570,683
TOTAL GUATEMALA			3,312,030
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (o)		285,000	246,525
Hungary Government 3.125% 9/21/2051 (o)		605,000	378,125
Hungary Government 5.25% 6/16/2029 (o)		610,000	617,042
Hungary Government 5.5% 6/16/2034 (o)		1,025,000	1,037,556
Hungary Government 6.125% 5/22/2028 (o)		385,000	394,986
Hungary Government 6.25% 9/22/2032 (o)		385,000	408,100
Hungary Government 6.75% 9/23/2055 (o)		1,015,000	1,085,979
Hungary Government 6.75% 9/25/2052 (o)		270,000	290,758
TOTAL HUNGARY			4,459,071
INDONESIA - 0.2%
Indonesia Government 3.2% 9/23/2061		645,000	397,404
Indonesia Government 3.5% 2/14/2050		730,000	515,526
Indonesia Government 3.85% 10/15/2030		460,000	443,325
Indonesia Government 4.1% 4/24/2028		705,000	702,356
Indonesia Government 4.2% 10/15/2050		24,000,000	18,930,000
Indonesia Government 4.35% 1/11/2048		655,000	538,738
Indonesia Government 5.95% 1/8/2046 (o)		560,000	571,900
Indonesia Government 6.75% 1/15/2044 (o)		380,000	422,275
Indonesia Government 7.75% 1/17/2038 (o)		1,897,000	2,257,809
Indonesia Government 8.5% 10/12/2035 (o)		1,910,000	2,350,446
TOTAL INDONESIA			27,129,779
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		1,090,000	724,974
Israel Government 5% 1/13/2036		845,000	825,100
Israel Government 5.75% 3/12/2054		600,000	571,761
Israel Government 5.875% 1/13/2056		860,000	832,190
TOTAL ISRAEL			2,954,025
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		250,000	296,610
JAPAN - 0.0%
Japan Government 0.1% 9/20/2028	JPY	713,500,000	4,347,561
Japan Government Treasury Bills 0% 10/13/2026 (q)	JPY	679,400,000	4,251,533
TOTAL JAPAN			8,599,094
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (o)		155,000	151,827
Jordan Government 7.5% 1/13/2029 (o)		600,000	627,750
Jordan Government 7.75% 1/15/2028 (o)		315,000	325,631
TOTAL JORDAN			1,105,208
KAZAKHSTAN - 0.0%
Baiterek National Investment Holding JSC 5.2% 5/6/2033 (o)		670,000	664,975
KENYA - 0.0%
Republic of Kenya 7.875% 2/26/2034 (o)		280,000	272,737
Republic of Kenya 8.7% 2/26/2039 (o)		325,000	318,082
Republic of Kenya 8.8% 10/9/2038 (o)		315,000	314,313
Republic of Kenya 9.5% 3/5/2036 (o)		200,000	208,724
Republic of Kenya 9.75% 2/16/2031 (o)		660,000	712,820
TOTAL KENYA			1,826,676
LEBANON - 0.0%
Lebanon Republic 5.8% (j)(p)		1,113,000	284,372
Lebanon Republic 6.375% (j)(p)		482,000	123,151
Lebanon Republic 8.25% (j)(p)		1,060,000	284,610
TOTAL LEBANON			692,133
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		665,000	589,649
United Mexican States 3.25% 4/16/2030		1,145,000	1,071,720
United Mexican States 3.5% 2/12/2034		1,095,000	932,721
United Mexican States 3.75% 1/11/2028		820,000	808,930
United Mexican States 3.75% 4/19/2071		1,230,000	706,438
United Mexican States 3.771% 5/24/2061		840,000	504,697
United Mexican States 4.5% 4/22/2029		485,000	480,150
United Mexican States 4.875% 5/19/2033		560,000	532,302
United Mexican States 5.375% 3/22/2033		625,000	611,806
United Mexican States 5.625% 2/9/2034		705,000	693,022
United Mexican States 5.75% 10/12/2110		1,085,000	885,035
United Mexican States 6% 5/7/2036		1,050,000	1,044,881
United Mexican States 6.05% 1/11/2040		980,000	957,460
United Mexican States 6.125% 2/9/2038		500,000	490,970
United Mexican States 6.338% 5/4/2053		540,000	505,921
United Mexican States 6.35% 2/9/2035		780,000	797,160
United Mexican States 6.4% 5/7/2054		390,000	365,976
United Mexican States 6.75% 2/9/2056		585,000	572,203
United Mexican States 6.875% 5/13/2037		460,000	481,448
United Mexican States 7.375% 5/13/2055		930,000	985,428
TOTAL MEXICO			14,017,917
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (o)		655,000	676,288
Mongolia Government 7.875% 6/5/2029 (o)		200,000	212,750
TOTAL MONGOLIA			889,038
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (o)		1,890,000	1,993,950
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (o)		870,000	925,349
MULTI-NATIONAL - 0.2%
European Union 0.125% 6/10/2035 (p)	EUR	480,000	424,259
European Union 3.25% 12/12/2036 (p)	EUR	285,000	329,139
European Union 3.375% 12/12/2035 (p)	EUR	7,470,000	8,803,078
European Union 3.75% 10/12/2045 (p)	EUR	3,219,000	3,682,342
European Union 4% 4/4/2044 (p)	EUR	2,060,000	2,452,959
TOTAL MULTI-NATIONAL			15,691,777
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (o)		1,740,000	1,755,782
Republic of Nigeria 6.5% 11/28/2027 (o)		375,000	379,045
Republic of Nigeria 7.143% 2/23/2030 (o)		1,150,000	1,186,329
Republic of Nigeria 7.696% 2/23/2038 (o)		480,000	495,720
Republic of Nigeria 7.875% 2/16/2032 (o)		810,000	854,753
Republic of Nigeria 9.1297% 1/13/2046 (o)		385,000	430,238
TOTAL NIGERIA			5,101,867
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (o)		1,144,000	1,158,300
Oman Sultanate 6% 8/1/2029 (o)		720,000	744,617
Oman Sultanate 6.25% 1/25/2031 (o)		520,000	549,900
Oman Sultanate 6.5% 3/8/2047 (o)		670,000	712,438
Oman Sultanate 6.75% 1/17/2048 (o)		956,000	1,041,237
Oman Sultanate 7% 1/25/2051 (o)		230,000	259,900
TOTAL OMAN			4,466,392
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6.875% 12/5/2027 (o)		750,000	751,346
Islamic Republic of Pakistan 6.975% 4/24/2029 (o)		340,000	333,625
Islamic Republic of Pakistan 7.375% 4/8/2031 (o)		510,000	500,999
TOTAL PAKISTAN			1,585,970
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		615,000	548,131
Panamanian Republic 5.227% 2/23/2034		930,000	922,328
Panamanian Republic 5.662% 2/23/2038		1,555,000	1,556,944
Panamanian Republic 6.4% 2/14/2035		370,000	393,176
Panamanian Republic 7.875% 3/1/2057		545,000	656,763
Panamanian Republic 8% 3/1/2038		575,000	678,805
TOTAL PANAMA			4,756,147
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (o)		320,000	284,999
Republic of Paraguay 4.95% 4/28/2031 (o)		546,000	548,321
Republic of Paraguay 5.4% 3/30/2050 (o)		330,000	300,366
Republic of Paraguay 6% 2/9/2036 (o)		355,000	373,283
Republic of Paraguay 6.65% 3/4/2055 (o)		325,000	343,736
TOTAL PARAGUAY			1,850,705
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		1,300,000	1,199,250
Peruvian Republic 3% 1/15/2034		610,000	528,565
Peruvian Republic 3.3% 3/11/2041		700,000	542,360
TOTAL PERU			2,270,175
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		665,000	420,613
Philippine Republic 2.95% 5/5/2045		270,000	181,574
Philippine Republic 5% 7/17/2033		360,000	359,460
Philippine Republic 5.5% 1/17/2048		320,000	305,600
Philippine Republic 5.6% 5/14/2049		555,000	534,881
Philippine Republic 5.609% 4/13/2033		520,000	538,850
Philippine Republic 5.95% 10/13/2047		830,000	836,931
TOTAL PHILIPPINES			3,177,909
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (o)		335,000	340,846
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (o)		455,000	458,235
Republic of Poland 5.375% 4/14/2036		340,000	341,533
Republic of Poland 5.5% 3/18/2054		540,000	500,251
Republic of Poland 5.5% 4/4/2053		370,000	342,735
Republic of Poland 5.75% 11/16/2032		725,000	765,085
Republic of Poland 6.125% 4/14/2056		340,000	338,888
TOTAL POLAND			3,087,573
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (o)		1,880,000	1,617,909
State of Qatar 4.625% 6/2/2046 (o)		1,255,000	1,131,514
State of Qatar 4.817% 3/14/2049 (o)		975,000	894,914
State of Qatar 5.103% 4/23/2048 (o)		2,335,000	2,234,759
State of Qatar 9.75% 6/15/2030 (o)		413,000	491,986
TOTAL QATAR			6,371,082
ROMANIA - 0.1%
Romanian Republic 2.124% 7/16/2031 (p)	EUR	425,000	441,563
Romanian Republic 3% 2/27/2027 (o)		487,000	480,426
Romanian Republic 3.625% 3/27/2032 (o)		652,000	589,538
Romanian Republic 4% 2/14/2051 (o)		715,000	486,357
Romanian Republic 4.625% 3/4/2033 (o)	EUR	1,270,000	1,436,340
Romanian Republic 5.75% 7/4/2036 (o)		1,005,000	956,760
Romanian Republic 5.75% 9/16/2030 (o)		704,000	710,885
Romanian Republic 5.875% 7/11/2032 (p)	EUR	1,725,000	2,104,352
Romanian Republic 6% 5/25/2034 (o)		515,000	512,667
Romanian Republic 6.375% 1/30/2034 (p)		840,000	854,910
Romanian Republic 6.375% 9/18/2033 (p)	EUR	535,000	662,795
Romanian Republic 6.625% 2/17/2028 (o)		385,000	395,260
Romanian Republic 7.125% 1/17/2033 (o)		365,000	388,678
Romanian Republic 7.5% 2/10/2037 (o)		1,064,000	1,148,652
TOTAL ROMANIA			11,169,183
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (o)		1,015,000	957,439
SAUDI ARABIA - 0.2%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (o)		1,240,000	1,057,100
Kingdom of Saudi Arabia 3.25% 10/22/2030 (o)		5,890,000	5,565,049
Kingdom of Saudi Arabia 3.45% 2/2/2061 (o)		1,940,000	1,239,660
Kingdom of Saudi Arabia 3.75% 1/21/2055 (o)		975,000	682,500
Kingdom of Saudi Arabia 4.375% 1/12/2031 (o)		495,000	487,233
Kingdom of Saudi Arabia 4.5% 10/26/2046 (o)		1,150,000	966,000
Kingdom of Saudi Arabia 4.5% 4/22/2060 (o)		4,190,000	3,310,100
Kingdom of Saudi Arabia 4.625% 10/4/2047 (o)		850,000	720,375
Kingdom of Saudi Arabia 4.875% 1/12/2036 (o)		515,000	508,563
TOTAL SAUDI ARABIA			14,536,580
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (o)		580,000	303,050
Republic of Senegal 6.75% 3/13/2048 (o)		370,000	187,774
TOTAL SENEGAL			490,824
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (o)		885,000	774,154
Republic of Serbia 6% 6/12/2034 (o)		385,000	394,529
Republic of Serbia 6.5% 9/26/2033 (o)		725,000	767,231
TOTAL SERBIA			1,935,914
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		480,000	481,680
South African Republic 4.85% 9/30/2029		335,000	334,414
South African Republic 5% 10/12/2046		670,000	522,600
South African Republic 5.65% 9/27/2047		480,000	403,800
South African Republic 5.75% 9/30/2049		1,070,000	901,261
South African Republic 5.875% 4/20/2032		675,000	693,984
South African Republic 6.125% 12/11/2037 (o)		255,000	249,900
South African Republic 7.1% 11/19/2036 (o)		885,000	944,738
South African Republic 7.25% 12/11/2055 (o)		340,000	334,985
TOTAL SOUTH AFRICA			4,867,362
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (n)(o)		419,911	411,513
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (n)(o)		1,472,695	1,351,198
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (n)(o)		579,179	563,976
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (n)(o)		289,466	281,506
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (n)(o)		162,088	129,062
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (o)		221,697	213,161
TOTAL SRI LANKA			2,950,416
TRINIDAD & TOBAGO - 0.0%
Republic of Trinidad & Tobago 6.5% 1/28/2036 (o)		655,000	674,042
TURKEY - 0.2%
Turkish Republic 4.875% 10/9/2026		1,395,000	1,396,744
Turkish Republic 4.875% 4/16/2043		1,675,000	1,229,316
Turkish Republic 5.125% 2/17/2028		370,000	366,763
Turkish Republic 5.25% 3/13/2030		315,000	305,550
Turkish Republic 5.75% 5/11/2047		677,000	531,445
Turkish Republic 5.875% 6/26/2031		365,000	356,240
Turkish Republic 6% 1/14/2041		1,490,000	1,292,575
Turkish Republic 6% 3/25/2027		235,000	237,130
Turkish Republic 6.3% 3/14/2033		410,000	398,315
Turkish Republic 6.625% 2/17/2045		640,000	570,240
Turkish Republic 6.8% 11/4/2036		955,000	930,428
Turkish Republic 6.875% 1/14/2038		860,000	832,093
Turkish Republic 7.125% 7/17/2032		450,000	459,000
Turkish Republic 7.25% 5/29/2032		410,000	418,649
Turkish Republic 7.625% 5/15/2034		620,000	647,280
Turkish Republic 9.125% 7/13/2030		705,000	775,500
Turkish Republic 9.375% 1/19/2033		2,095,000	2,373,635
Turkish Republic 9.375% 3/14/2029		1,725,000	1,875,248
Turkish Republic 9.875% 1/15/2028		1,960,000	2,092,300
TOTAL TURKEY			17,088,451
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (n)(o)		213,481	149,436
Ukraine Government 0% 2/1/2034 (n)(o)		797,754	424,006
Ukraine Government 0% 2/1/2035 (n)(o)		799,158	461,913
Ukraine Government 0% 2/1/2036 (n)(o)		561,797	324,157
Ukraine Government 4% 2/1/2032 (n)(o)		1,020,200	836,564
Ukraine Government 4.5% 2/1/2029 (n)(o)		768,429	641,254
Ukraine Government 4.5% 2/1/2034 (n)(o)		1,203,417	824,341
Ukraine Government 4.5% 2/1/2035 (n)(o)		927,145	625,823
Ukraine Government 4.5% 2/1/2036 (n)(o)		634,177	421,728
TOTAL UKRAINE			4,709,222
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (o)		1,015,000	657,212
Emirate of Abu Dhabi 3.125% 9/30/2049 (o)		3,170,000	2,148,468
Emirate of Abu Dhabi 3.875% 4/16/2050 (o)		1,375,000	1,059,919
Emirate of Abu Dhabi 5.5% 4/30/2054 (o)		730,000	717,225
Emirate of Dubai 3.9% 9/9/2050 (p)		1,800,000	1,284,750
Emirate of Dubai 5.25% 1/30/2043 (p)		560,000	534,447
TOTAL UNITED ARAB EMIRATES			6,402,021
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		1,230,000	1,137,160
Uruguay Republic 5.75% 10/28/2034		555,000	582,592
TOTAL URUGUAY			1,719,752
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (o)		395,000	368,337
VENEZUELA - 0.0%
Venezuela Republic 11.95% (j)(p)		938,300	530,140
Venezuela Republic 12.75% (j)(p)		199,600	112,724
Venezuela Republic 9.25% (j)		4,549,000	2,350,832
TOTAL VENEZUELA			2,993,696
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (o)		1,053,368	833,267
Republic of Zambia 5.75% 6/30/2033 (n)(o)		262,647	260,154
TOTAL ZAMBIA			1,093,421
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $277,897,976)			280,287,279

Non-Convertible Corporate Bonds - 22.2%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.25% 1/22/2031 (o)		530,000	540,674
Sonangol Finance Ltd 10% 1/29/2031 (o)		230,000	236,939

TOTAL ANGOLA			777,613
ARGENTINA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Argentina SA 9.5% 7/18/2031 (o)		361,000	386,270
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (o)		475,000	491,506
Tecpetrol SA 7.625% 11/3/2030 (o)		510,000	522,750
YPF SA 8.25% 1/17/2034 (o)		475,000	494,789
TOTAL ENERGY			1,509,045
TOTAL ARGENTINA			1,895,315
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (b)(p)	GBP	1,700,000	2,256,659
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(o)		5,339,000	5,123,966
Commonwealth Bank of Australia 3.788% 8/26/2037 (b)(p)	EUR	1,500,000	1,734,645
Commonwealth Bank of Australia 4.454% 5/21/2037 (b)(p)	EUR	1,175,000	1,393,720
National Australia Bank Ltd 3.612% 1/22/2036 (b)(p)	EUR	1,300,000	1,500,246
Westpac Banking Corp 4.11% 7/24/2034 (b)		7,550,000	7,373,515
			19,382,751
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (p)	EUR	490,000	536,671
Cimic Finance Ltd 6% 4/22/2036 (o)		2,000,000	1,980,615
			2,517,286
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(p)	GBP	1,495,000	1,906,110
TOTAL FINANCIALS			23,806,147
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 6% 5/1/2032 (o)		485,000	482,879
Mineral Resources Ltd 6.25% 5/1/2034 (o)		520,000	516,790
Mineral Resources Ltd 7% 4/1/2031 (o)		595,000	618,541
Mineral Resources Ltd 8.5% 5/1/2030 (o)		1,460,000	1,507,457
Mineral Resources Ltd 9.25% 10/1/2028 (o)		524,000	543,510
TOTAL MATERIALS			3,669,177
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	1,750,000	1,280,315
TOTAL AUSTRALIA			28,755,639
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (p)	EUR	570,000	654,402
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (p)	EUR	425,000	503,280
TOTAL AUSTRIA			1,157,682
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (o)		903,000	911,127
Bapco Energies BSC Closed 8.375% 11/7/2028 (o)		475,000	487,402

TOTAL BAHRAIN			1,398,529
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (o)		1,860,000	1,511,250
BELGIUM - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (p)	EUR	1,700,000	2,023,018
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (p)	EUR	2,100,000	2,481,690
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (p)	EUR	1,000,000	1,142,330
TOTAL BELGIUM			5,647,038
BRAZIL - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc 4.9% 1/15/2033		695,000	677,214
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 4.375% 3/18/2031 (o)		345,000	306,373
Minerva Luxembourg SA 7.5% 4/22/2036 (o)		330,000	317,420
Minerva Luxembourg SA 8.875% 9/13/2033 (o)		950,000	999,045
NBM US Holdings Inc 6.625% 8/6/2029 (o)		1,065,000	1,066,309
			2,689,147
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (o)		1,510,000	1,346,543
TOTAL CONSUMER STAPLES			4,035,690
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (o)		696,134	678,731
Yinson Boronia Production BV 8.947% 7/31/2042 (o)		1,185,181	1,304,114
			1,982,845
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (o)		1,327,537	1,264,479
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (o)		845,000	843,441
			2,107,920
TOTAL ENERGY			4,090,765
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 5.4% 1/9/2038		505,000	485,305
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (j)(o)		4,715,000	1,138,295
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (o)		360,146	385,356
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (o)		1,230,000	1,146,975
TOTAL INDUSTRIALS			3,155,931
Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (o)		560,000	263,900
Braskem Netherlands Finance BV 7.25% 2/13/2033 (o)		1,040,000	598,000
Braskem Netherlands Finance BV 8% 10/15/2034 (o)		420,000	242,130
Braskem Netherlands Finance BV 8.5% 1/12/2031 (o)		810,000	507,789
			1,611,819
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (o)		1,080,000	899,100
CSN Resources SA 5.875% 4/8/2032 (o)		560,000	351,400
CSN Resources SA 8.875% 12/5/2030 (o)		305,000	228,369
ERO Copper Corp 6.5% 2/15/2030 (o)		1,678,000	1,681,155
Nexa Resources SA 6.6% 4/8/2037 (o)		435,000	451,313
Nexa Resources SA 6.75% 4/9/2034 (o)		275,000	288,626
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(o)		4,965,526	5,000,285
Usiminas International Sarl 7.5% 1/27/2032 (o)		1,065,000	1,098,675
Vale Overseas Ltd 6% 2/25/2056 (b)(o)		580,000	581,538
Vale Overseas Ltd 6.4% 6/28/2054		960,000	980,957
			11,561,418
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (o)		830,000	863,478
Suzano Austria GmbH 3.75% 1/15/2031		460,000	429,861
Suzano Austria GmbH 5% 1/15/2030		1,350,000	1,330,497
Suzano Netherlands BV 5.5% 1/15/2036		870,000	846,047
			3,469,883
TOTAL MATERIALS			16,643,120
TOTAL BRAZIL			28,602,720
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (o)		1,985,000	2,022,199
Golar LNG Ltd 7.75% 9/19/2029 (o)(p)		1,400,000	1,421,616

TOTAL CAMEROON			3,443,815
CANADA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (b)		1,102,000	1,116,751
TELUS Corp 7% 10/15/2055 (b)		549,000	565,084
			1,681,835
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (b)		488,000	499,259
Rogers Communications Inc 7.125% 4/15/2055 (b)		488,000	506,038
			1,005,297
TOTAL COMMUNICATION SERVICES			2,687,132
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (o)		2,665,000	2,684,889
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (o)		1,325,000	1,349,031
			4,033,920
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (o)		1,537,000	1,519,691
TOTAL CONSUMER DISCRETIONARY			5,553,611
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 5.85% 2/1/2035		3,955,000	4,128,276
Cenovus Energy Inc 3.75% 2/15/2052		12,540,000	9,038,789
Cenovus Energy Inc 4.65% 3/20/2031		3,710,000	3,680,290
Cenovus Energy Inc 5.4% 3/20/2036		2,855,000	2,850,329
Cenovus Energy Inc 5.4% 6/15/2047		1,366,000	1,266,280
Cenovus Energy Inc 6.75% 11/15/2039		547,000	604,447
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)		1,170,000	1,248,676
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (b)		179,000	187,063
TOTAL ENERGY			23,004,150
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(p)	EUR	3,720,000	4,315,307
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)		600,000	590,158
Royal Bank of Canada 3.125% 9/27/2031 (b)(p)	EUR	1,750,000	2,026,443
Toronto Dominion Bank 3.357% 9/22/2032 (p)	EUR	1,775,000	2,040,255
			8,972,163
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (o)		730,000	729,854
TOTAL FINANCIALS			9,702,017
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (o)		216,000	225,477
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (o)		970,000	1,010,305
Bombardier Inc 7% 6/1/2032 (o)		215,000	223,922
Bombardier Inc 7.25% 7/1/2031 (o)		840,000	882,620
			2,116,847
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (o)		1,790,000	1,837,986
TOTAL INDUSTRIALS			3,954,833
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		2,879,000	2,879,141
Methanex Corp 5.25% 12/15/2029		245,000	244,694
Methanex Corp 5.65% 12/1/2044		1,994,000	1,811,634
			4,935,469
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (o)		1,270,000	1,294,867
Champion Iron Canada Inc 7.875% 7/15/2032 (o)		490,000	512,935
			1,807,802
TOTAL MATERIALS			6,743,271
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		2,935,000	2,934,127
TransAlta Corp 5.875% 2/1/2034		1,650,000	1,631,438
TransAlta Corp 6.5% 3/15/2040		1,130,000	1,111,856
TOTAL UTILITIES			5,677,421
TOTAL CANADA			57,547,912
CHILE - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA 5.75% 4/15/2036 (o)		645,000	641,407
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (o)		375,000	383,921
Empresa Nacional del Petroleo 6.15% 5/10/2033 (o)		545,000	565,056
TOTAL ENERGY			948,977
Materials - 0.1%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA 5.625% 4/22/2056 (b)(o)		800,000	792,304
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (o)		1,255,000	1,134,294
Antofagasta PLC 5.625% 9/9/2035 (o)		700,000	704,900
Antofagasta PLC 5.625% 5/13/2032 (o)		360,000	368,010
Corp Nacional del Cobre de Chile 3% 9/30/2029 (o)		155,000	146,141
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (o)		405,000	380,660
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (o)		1,790,000	1,235,315
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (o)		500,000	496,250
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (o)		490,000	481,795
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (o)		375,000	386,299
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (o)		745,000	752,785
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (o)		350,000	368,550
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (o)		585,000	621,820
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (o)		435,000	458,490
			7,535,309
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (o)		420,000	421,403
Inversiones CMPC SA 3% 4/6/2031 (o)		460,000	402,040
Inversiones CMPC SA 6.125% 2/26/2034 (o)		400,000	396,784
			1,220,227
TOTAL MATERIALS			9,547,840
Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (o)		342,127	347,532
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (o)		283,800	292,320
TOTAL UTILITIES			639,852
TOTAL CHILE			11,778,076
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV 3.061% 7/13/2031 (o)		685,000	624,035
Prosus NV 3.68% 1/21/2030 (o)		840,000	802,095
Prosus NV 4.027% 8/3/2050 (o)		1,110,000	777,694
Prosus NV 4.193% 1/19/2032 (o)		455,000	434,245
TOTAL CONSUMER DISCRETIONARY			2,638,069
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (o)		890,000	888,104
TOTAL CHINA			3,526,173
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (o)		1,575,000	1,481,177
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (o)		802,000	791,726
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (j)(o)		7,785,000	2,909,644
Ecopetrol SA 4.625% 11/2/2031		600,000	539,820
Ecopetrol SA 8.375% 1/19/2036		550,000	563,959
Ecopetrol SA 8.875% 1/13/2033		2,555,000	2,699,358
Geopark Ltd 5.5% 1/17/2027 (o)		1,020,000	1,004,700
Geopark Ltd 8.75% 1/31/2030 (o)		800,000	803,000
Gran Tierra Energy Inc 9.75% 4/15/2031 (o)		1,994,000	1,894,923
			10,415,404
TOTAL ENERGY			11,207,130
Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (b)		555,000	583,311
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (o)		1,080,000	1,116,450
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (o)		3,812,865	3,531,285
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (o)		405,000	416,441
Termocandelaria Power SA 7.75% 9/17/2031 (o)		765,000	785,387
TOTAL UTILITIES			4,733,113
TOTAL COLOMBIA			19,121,181
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (o)		725,000	729,394
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (o)		720,000	756,806
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (o)		1,185,000	1,209,944
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (o)		900,000	919,660
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (p)	EUR	1,025,000	959,736
TOTAL CZECH REPUBLIC			1,879,396
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (p)	EUR	955,000	1,101,623
Food Products - 0.0%
Arla Foods amba 3.875% 5/22/2033 (p)	EUR	350,000	411,683
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (p)	EUR	800,000	960,085
TOTAL CONSUMER STAPLES			2,473,391
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (b)(p)	EUR	3,330,000	3,955,260
Jyske Bank A/S 5.125% 5/1/2035 (b)(p)	EUR	657,000	798,331
TOTAL FINANCIALS			4,753,591
TOTAL DENMARK			7,226,982
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (o)		565,000	586,442
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (o)		730,000	719,194
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (p)	EUR	420,000	473,855
Citycon Treasury BV 5.375% 7/8/2031 (p)	EUR	500,000	558,069
TOTAL REAL ESTATE			1,031,924
TOTAL FINLAND			1,751,118
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 10/15/2031 (o)		3,032,380	2,949,262
Altice France SA 6.5% 4/15/2032 (o)		2,794,591	2,719,636
Altice France SA 6.875% 10/15/2030 (o)		578,507	568,118
Altice France SA 6.875% 7/15/2032 (o)		1,871,161	1,826,892
Orange SA 4.75% 1/13/2033 (o)		1,055,000	1,042,827
Orange SA 5% 1/13/2036 (o)		1,050,000	1,030,733
			10,137,468
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (p)	EUR	900,000	1,037,276
TOTAL COMMUNICATION SERVICES			11,174,744
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (o)		1,080,000	1,086,970
Valeo SE 4.625% 3/23/2032 (p)	EUR	500,000	579,700
			1,666,670
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (b)(p)	EUR	500,000	585,880
RCI Banque SA 5.5% 10/9/2034 (b)(p)	EUR	1,200,000	1,451,888
			2,037,768
TOTAL CONSUMER DISCRETIONARY			3,704,438
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (p)	EUR	1,200,000	1,361,082
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (o)		2,700,000	2,832,527
Viridien 10% 10/15/2030 (o)		1,035,000	1,106,877
TOTAL ENERGY			3,939,404
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 3.945% 2/18/2037 (b)(p)	EUR	3,100,000	3,603,969
BNP Paribas SA 5.786% 1/13/2033 (b)(o)		16,502,000	17,067,679
BPCE SA 5.716% 1/18/2030 (b)(o)		1,350,000	1,379,263
BPCE SA 7.003% 10/19/2034 (b)(o)		1,105,000	1,207,285
Societe Generale SA 5.5% 4/13/2029 (b)(o)		11,268,000	11,423,136
			34,681,332
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (o)		1,020,000	1,037,544
Iliad Holding SAS 8.5% 4/15/2031 (o)		1,604,000	1,699,119
			2,736,663
TOTAL FINANCIALS			37,417,995
Real Estate - 0.0%
Industrial REITs - 0.0%
ARGAN SA 3.779% 10/30/2029 (p)	EUR	400,000	468,210
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.5% 1/25/2035 (p)	GBP	1,500,000	1,971,676
Electricite de France SA 6.125% 6/2/2034 (p)	GBP	500,000	689,657
			2,661,333
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (p)	EUR	700,000	819,631
Engie SA 4.25% 9/6/2034 (p)	EUR	1,200,000	1,449,242
Veolia Environnement SA 3.324% 6/17/2032 (p)	EUR	1,700,000	1,964,542
			4,233,415
TOTAL UTILITIES			6,894,748
TOTAL FRANCE			64,960,621
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (o)		600,000	606,384
Financials - 0.0%
Banks - 0.0%
Bank of Georgia JSC 6.5% 6/3/2031 (o)		465,000	465,000
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (o)		795,000	765,680
TOTAL GEORGIA			1,837,064
GERMANY - 0.5%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (p)	EUR	600,000	689,493
Schaeffler AG 5.375% 4/1/2031 (p)	EUR	300,000	362,261
ZF Europe Finance BV 4.75% 1/31/2029 (p)	EUR	700,000	820,480
ZF Europe Finance BV 5.5% 2/17/2032 (p)	EUR	900,000	1,037,930
ZF Europe Finance BV 7% 6/12/2030 (p)	EUR	500,000	620,252
ZF North America Capital Inc 6.75% 4/23/2030 (o)(w)		1,115,000	1,110,130
ZF North America Capital Inc 6.875% 4/23/2032 (o)		670,000	658,987
ZF North America Capital Inc 7.125% 4/14/2030 (o)		630,000	634,808
ZF North America Capital Inc 7.5% 3/24/2031 (o)		220,000	222,202
TOTAL CONSUMER DISCRETIONARY			6,156,543
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (p)	EUR	670,000	812,544
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (p)	EUR	1,400,000	1,616,004
Financials - 0.3%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (b)(p)	EUR	700,000	819,724
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (b)(p)	EUR	700,000	809,702
Volkswagen Bank GmbH 3.5% 6/19/2031 (p)	EUR	1,100,000	1,274,707
			2,904,133
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)		29,675,000	27,746,800
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (b)		4,917,000	4,909,162
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (b)		4,150,000	4,232,780
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)		10,050,000	10,377,079
			47,265,821
Financial Services - 0.0%
KfW 0.375% 5/20/2036 (p)	EUR	370,000	329,870
KfW 0.75% 1/15/2029 (p)	EUR	3,585,000	3,980,963
			4,310,833
TOTAL FINANCIALS			54,480,787
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance LLC 6.375% 11/21/2030 (o)		1,905,000	2,006,919
Bayer US Finance LLC 6.5% 11/21/2033 (o)		3,775,000	4,028,621
TOTAL HEALTH CARE			6,035,540
Industrials - 0.0%
Machinery - 0.0%
KION Group AG 4.125% 3/24/2031 (p)	EUR	1,361,000	1,602,282
TK Elevator US Newco Inc 5.25% 7/15/2027 (o)		346,000	346,155
TOTAL INDUSTRIALS			1,948,437
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.5% 2/16/2034 (p)	EUR	1,100,000	1,269,008
Real Estate - 0.0%
Diversified REITs - 0.0%
Sirius Real Estate Ltd 4% 1/22/2032 (p)	EUR	1,000,000	1,155,303
Real Estate Management & Development - 0.0%
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (i)	EUR	200,000	248,173
Accentro Real Estate AG 10% 12/30/2027 pay-in-kind	EUR	711,603	893,809
Accentro Real Estate AG 7% 12/30/2034 pay-in-kind (b)(p)	EUR	2,614,062	701,280
			1,843,262
TOTAL REAL ESTATE			2,998,565
Utilities - 0.2%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (p)	EUR	1,100,000	1,271,850
Amprion GmbH 3.625% 5/21/2031 (p)	EUR	600,000	705,160
Amprion GmbH 3.875% 6/5/2036 (p)	EUR	1,300,000	1,509,052
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(p)	EUR	1,700,000	1,887,769
EnBW International Finance BV 3.75% 11/20/2035 (p)	EUR	2,400,000	2,793,311
EnBW International Finance BV 5.7923% 2/26/2036 (p)	AUD	1,550,000	1,079,148
			9,246,290
Independent Power and Renewable Electricity Producers - 0.1%
RWE Finance US LLC 5.125% 9/18/2035 (o)		2,110,000	2,057,711
RWE Finance US LLC 5.875% 4/16/2034 (o)		2,416,000	2,502,344
			4,560,055
TOTAL UTILITIES			13,806,345
TOTAL GERMANY			89,123,773
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (o)		2,365,000	2,303,806
Kosmos Energy Ltd 7.75% 5/1/2027 (o)		1,130,000	1,123,197
Kosmos Energy Ltd 8.75% 10/1/2031 (o)		3,090,000	2,811,437
Tullow Holdco 2 Ltd 15% 11/15/2028 pay-in-kind (o)		3,872,292	3,949,737

TOTAL GHANA			10,188,177
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (o)		3,865,000	3,950,285
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (o)		1,075,000	1,108,594
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (o)		1,425,000	1,357,084
Millicom International Cellular SA 4.5% 4/27/2031 (o)		2,760,000	2,578,337
Millicom International Cellular SA 5.125% 1/15/2028 (o)		342,000	338,580
Millicom International Cellular SA 7.375% 4/2/2032 (o)		1,210,000	1,244,213
TOTAL COMMUNICATION SERVICES			5,518,214
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (o)		865,000	852,025
Utilities - 0.0%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (o)		690,000	685,894
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (o)		1,120,000	1,119,772
TOTAL UTILITIES			1,805,666
TOTAL GUATEMALA			8,175,905
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(p)		3,240,000	3,104,938
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (o)		340,000	346,120
OTP Bank Nyrt 8.75% 5/15/2033 (b)(p)		410,000	431,152
TOTAL FINANCIALS			777,272
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (p)		265,000	277,007
TOTAL HUNGARY			1,054,279
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (o)		430,000	436,181
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (o)		480,000	483,720
TOTAL INDIA			919,901
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (o)		890,000	889,617
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (o)		1,005,000	1,036,406
Pertamina Persero PT 4.175% 1/21/2050 (o)		695,000	534,886
TOTAL ENERGY			2,460,909
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (o)		315,000	314,685
Freeport Indonesia PT 5.315% 4/14/2032 (o)		1,120,000	1,114,534
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (o)		1,660,000	1,680,418
TOTAL MATERIALS			3,109,637
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (o)		365,000	365,913
TOTAL INDONESIA			5,936,459
IRELAND - 0.6%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		8,002,000	7,946,114
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		8,382,000	8,076,025
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		18,966,000	17,354,493
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		10,000,000	10,214,812
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		26,721,000	27,163,435
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)		1,117,000	1,138,368
			71,893,247
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (o)		4,000,000	4,038,320
GGAM Finance Ltd 6.875% 4/15/2029 (o)		400,000	410,663
GGAM Finance Ltd 8% 6/15/2028 (o)		1,564,000	1,624,230
			6,073,213
TOTAL FINANCIALS			77,966,460
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (o)		565,000	547,021
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (o)		1,261,000	1,267,005
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (o)		6,739,000	6,822,720
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (o)		16,975,000	17,456,042
TOTAL INDUSTRIALS			26,092,788
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	310,000	359,792
TOTAL IRELAND			104,419,040
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (o)(p)		770,000	760,235
Energean Israel Finance Ltd 5.875% 3/30/2031 (o)(p)		605,000	578,529
Energean Israel Finance Ltd 8.5% 9/30/2033 (o)(p)		450,000	476,045
Leviathan Bond Ltd 6.5% 6/30/2027 (o)(p)		960,000	963,063
Leviathan Bond Ltd 6.75% 6/30/2030 (o)(p)		385,000	396,910
TOTAL ENERGY			3,174,782
Financials - 0.0%
Banks - 0.0%
Bank Hapoalim BM 5.252% 1/14/2033 (o)(p)		520,000	518,709
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		858,000	853,616
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		385,000	385,050
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		1,300,000	1,350,118
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		965,000	1,040,579
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		840,000	859,092
TOTAL HEALTH CARE			4,488,455
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (o)(p)		530,000	491,297
TOTAL ISRAEL			8,673,243
ITALY - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC Finance BV 4% 10/1/2033 (p)	EUR	1,150,000	1,370,549
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 3.875% 7/14/2027 (o)		3,181,000	3,161,519
Intesa Sanpaolo SpA 4.198% 6/1/2032 (b)(o)		2,306,000	2,177,465
TOTAL FINANCIALS			5,338,984
Utilities - 0.0%
Electric Utilities - 0.0%
ENEL Finance International NV 4.375% 9/30/2030 (o)		517,000	508,122
ENEL Finance International NV 5.5% 6/26/2034 (o)		790,000	801,948
ENEL Finance International NV 7.5% 10/14/2032 (o)		341,000	383,420
Enel SpA 3.375% (b)(m)(p)	EUR	685,000	799,612
			2,493,102
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (o)		1,211,000	1,245,955
TOTAL UTILITIES			3,739,057
TOTAL ITALY			10,448,590
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (o)		400,000	401,004
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (o)		320,000	316,058

TOTAL JAMAICA			717,062
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 3.678% 7/16/2033 (p)	EUR	690,000	805,098
NTT Finance Corp 4.567% 7/16/2027 (o)		2,439,000	2,443,891
NTT Finance Corp 4.62% 7/16/2028 (o)		2,467,000	2,468,872
NTT Finance Corp 4.876% 7/16/2030 (o)		6,248,000	6,269,324
TOTAL COMMUNICATION SERVICES			11,987,185
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 3.856% 4/22/2034 (b)(p)	EUR	1,450,000	1,702,853
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (b)		2,859,000	2,853,840
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (b)		4,034,000	4,027,991
Sumitomo Mitsui Financial Group Inc 3.961% 4/2/2034 (b)(p)	EUR	1,435,000	1,694,104
TOTAL FINANCIALS			10,278,788
TOTAL JAPAN			22,265,973
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (o)		645,000	586,563
KazMunayGas National Co JSC 5.375% 4/24/2030 (o)		370,000	375,088
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (o)		645,000	601,462

TOTAL KAZAKHSTAN			1,563,113
KOREA (SOUTH) - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
LG Energy Solution Ltd 5.25% 4/2/2031 (o)		245,000	245,791
LG Energy Solution Ltd 5.875% 4/2/2036 (o)		305,000	308,576
TOTAL INDUSTRIALS			554,367
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (o)		715,000	727,707
POSCO 5.875% 1/17/2033 (o)		305,000	321,210
TOTAL MATERIALS			1,048,917
TOTAL KOREA (SOUTH)			1,603,284
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (o)		595,000	564,692
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (o)		4,670,000	3,383,775
Altice Financing SA 9.625% 7/15/2027 (o)		1,445,000	1,116,928
			4,500,703
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (o)		2,512,200	2,443,214
TOTAL COMMUNICATION SERVICES			6,943,917
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (o)		1,050,000	1,116,047
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	11,919,900	2,014,161
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (o)		5,399,000	4,737,563
Real Estate - 0.1%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (p)	EUR	2,100,000	2,409,545
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (p)	EUR	700,000	835,873
Real Estate Management & Development - 0.1%
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (p)	EUR	600,000	691,068
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (p)	EUR	2,480,000	2,759,927
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (p)	EUR	1,400,000	1,589,314
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (p)	EUR	720,000	870,563
Logicor Financing Sarl 0.875% 1/14/2031 (p)	EUR	1,250,000	1,277,222
Logicor Financing Sarl 3.75% 7/14/2032 (p)	EUR	520,000	594,986
Logicor Financing Sarl 4.25% 7/18/2029 (p)	EUR	985,000	1,172,486
P3 Group Sarl 3.75% 4/2/2033 (p)	EUR	700,000	796,642
P3 Group Sarl 4% 4/19/2032 (p)	EUR	1,100,000	1,283,412
			11,035,620
TOTAL REAL ESTATE			14,281,038
TOTAL LUXEMBOURG			29,092,726
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (o)		860,000	777,783
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (o)		1,050,000	707,385
Petronas Capital Ltd 3.5% 4/21/2030 (o)		335,000	323,270
TOTAL ENERGY			1,030,655
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (o)		1,320,000	1,309,823
TOTAL MALAYSIA			3,118,261
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (o)		1,115,000	1,128,280
MEXICO - 0.9%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (j)(p)		2,133,000	725,220
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (o)		660,000	576,182
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Esentia Energy Development SAB de CV 6.125% 7/30/2033 (o)		230,000	229,655
Esentia Energy Development SAB de CV 6.5% 7/30/2038 (o)		265,000	262,483
FEL Energy VI SARL 5.75% 12/1/2040 (o)		657,869	641,627
Petroleos Mexicanos 5.95% 1/28/2031		44,525,000	43,953,299
Petroleos Mexicanos 6.35% 2/12/2048		31,726,000	25,713,923
Petroleos Mexicanos 6.5% 6/2/2041		255,000	227,513
Petroleos Mexicanos 6.625% 6/15/2035		3,392,000	3,269,040
Petroleos Mexicanos 6.7% 2/16/2032		39,724,000	40,002,068
Petroleos Mexicanos 6.75% 9/21/2047		18,878,000	15,893,011
Petroleos Mexicanos 6.95% 1/28/2060		16,303,000	13,524,969
Petroleos Mexicanos 7.69% 1/23/2050		24,683,000	22,598,027
TOTAL ENERGY			166,315,615
Financials - 0.1%
Banks - 0.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 6% 5/14/2036 (b)(o)		300,000	297,750
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (o)		820,000	827,282
			1,125,032
Capital Markets - 0.1%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (o)		1,895,000	1,904,475
TOTAL FINANCIALS			3,029,507
Materials - 0.0%
Chemicals - 0.0%
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (o)		725,000	605,060
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (o)		1,260,000	1,266,300
			1,871,360
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (o)		700,000	538,916
TOTAL MATERIALS			2,410,276
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (o)		675,000	662,108
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (o)		916,989	969,716
COX Asset Mexico SA de CV 7.125% 1/8/2032 (o)		380,000	386,650
Saavi Energia Sarl 8.875% 2/10/2035 (o)		1,380,000	1,495,064
TOTAL UTILITIES			2,851,430
TOTAL MEXICO			176,570,338
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 5.125% 6/23/2051 (o)		565,000	451,174
OCP SA 6.1% 4/30/2030 (o)		525,000	537,201
OCP SA 6.75% 5/2/2034 (o)		480,000	503,861
OCP SA 6.875% 4/25/2044 (o)		570,000	575,786
OCP SA 7.5% 5/2/2054 (o)		635,000	680,263

TOTAL MOROCCO			2,748,285
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (p)	EUR	400,000	467,057
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (p)	EUR	400,000	491,087
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 5.71% 1/21/2033 (b)(o)		2,074,000	2,151,878
ING Groep NV 3% 8/17/2031 (b)(p)	EUR	2,100,000	2,411,433
TOTAL FINANCIALS			4,563,311
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		5,412,000	5,374,683
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		15,607,000	15,659,608
TOTAL INFORMATION TECHNOLOGY			21,034,291
TOTAL NETHERLANDS			26,555,746
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (o)		1,744,000	1,736,152
IHS Holding Ltd 7.875% 5/29/2030 (o)		870,000	895,822
TOTAL COMMUNICATION SERVICES			2,631,974
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (o)		268,115	268,115
Materials - 0.0%
Chemicals - 0.0%
Dangote Fertiliser Ltd 7.75% 5/5/2031 (o)		830,000	845,413
TOTAL NIGERIA			3,745,502
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (o)		530,000	557,290
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 3 month EURIBOR + 0.7%, 3.625% 5/28/2032 (b)(c)(p)	EUR	1,400,000	1,648,016
TOTAL NORWAY			2,205,306
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Veon Midco BV 6.95% 6/1/2031 (e)(o)		465,000	465,037
Veon Midco BV 7.45% 6/1/2033 (e)(o)		490,000	490,407

TOTAL PAKISTAN			955,444
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (o)		2,505,000	2,483,061
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (o)		1,750,000	1,662,500
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (o)		3,095,000	3,149,163
TOTAL COMMUNICATION SERVICES			7,294,724
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (o)		295,000	247,358
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Generadora de Gatun SA 6.874% 9/30/2044 (o)		370,000	377,296
TOTAL PANAMA			7,919,378
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (o)		690,000	681,554
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(o)		900,000	900,338
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (o)		955,000	981,807
Volcan Cia Minera SAA 8.5% 10/28/2032 (o)		2,395,000	2,457,869
TOTAL MATERIALS			3,439,676
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (o)		455,000	447,606
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (o)		920,000	923,220
TOTAL UTILITIES			1,370,826
TOTAL PERU			6,392,394
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (o)		1,185,000	1,226,380
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Finance DAC 6.5% 10/15/2030 (p)	EUR	1,900,000	1,905,898
TOTAL POLAND			3,132,278
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (o)		560,000	511,700
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (o)		2,205,000	2,187,272
QatarEnergy 2.25% 7/12/2031 (o)		2,080,000	1,859,333
QatarEnergy 3.125% 7/12/2041 (o)		2,485,000	1,863,800
QatarEnergy 3.3% 7/12/2051 (o)		1,545,000	1,034,021
TOTAL ENERGY			6,944,426
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (o)		504,280	509,954
TOTAL QATAR			7,966,080
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (i)(j)(p)		600,000	30,000
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (o)		2,453,888	2,239,172
Saudi Arabian Oil Co 2.25% 11/24/2030 (o)		1,880,000	1,685,072
Saudi Arabian Oil Co 3.25% 11/24/2050 (o)		1,205,000	785,045
Saudi Arabian Oil Co 3.5% 11/24/2070 (o)		645,000	400,732
Saudi Arabian Oil Co 3.5% 4/16/2029 (o)		2,140,000	2,068,845
Saudi Arabian Oil Co 4.25% 4/16/2039 (o)		2,995,000	2,641,786
Saudi Arabian Oil Co 5% 2/2/2036 (o)		320,000	312,726
Saudi Arabian Oil Co 5.875% 7/17/2064 (o)		315,000	295,958
Saudi Arabian Oil Co 6.375% 6/2/2055 (o)		1,790,000	1,823,491
TOTAL ENERGY			12,252,827
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5% 10/13/2027 (p)		1,200,000	1,204,875
Gaci First Investment Co 5.125% 2/14/2053 (p)		290,000	252,083
Gaci First Investment Co 5.25% 10/13/2032 (p)		405,000	407,025
TOTAL FINANCIALS			1,863,983
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (o)		1,395,000	1,419,231
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (o)		715,000	729,300
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (o)		1,960,000	2,013,900
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (o)		535,000	566,699
TOTAL INDUSTRIALS			4,729,130
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (o)		550,000	540,375
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (o)		1,085,000	1,094,114
TOTAL MATERIALS			1,634,489
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (p)		705,000	707,947
TOTAL SAUDI ARABIA			21,188,376
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (o)		1,260,000	1,262,961
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 10.75% 4/14/2031 (o)		1,880,000	1,928,806
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (o)		456,000	457,368
TOTAL COMMUNICATION SERVICES			2,386,174
Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (o)		420,000	436,800
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		960,000	955,939
Sasol Financing USA LLC 5.5% 3/18/2031		355,000	337,323
Sasol Financing USA LLC 8.75% 4/10/2033 (o)		310,000	327,825
Sasol Financing USA LLC 8.75% 5/3/2029 (o)		990,000	1,047,371
			2,668,458
Metals & Mining - 0.0%
Sibanye-Stillwater UK Financing PLC 6.25% 11/15/2031 (o)		540,000	540,264
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (o)		625,000	644,750
			1,185,014
TOTAL MATERIALS			3,853,472
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (o)		1,080,000	1,099,753
Eskom Holdings 8.45% 8/10/2028 (o)		825,000	868,849
TOTAL UTILITIES			1,968,602
TOTAL SOUTH AFRICA			8,645,048
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
CaixaBank SA 4.818% 4/22/2032 (b)(o)		2,115,000	2,102,320
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Akelius Residential Ab 3.95% 3/25/2031 (p)	EUR	600,000	696,728
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (p)	EUR	950,000	1,069,850

TOTAL SWEDEN			1,766,578
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 1.494% 8/10/2027 (b)(o)		11,454,000	11,386,548
UBS Group AG 4.125% 6/9/2033 (b)(p)	EUR	200,000	240,238
UBS Group AG 4.75% 3/17/2032 (b)(p)	EUR	6,120,000	7,540,198
			19,166,984
Insurance - 0.0%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (b)(p)		2,049,000	2,061,185
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(o)		1,600,000	1,597,393
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(p)		1,810,000	1,624,259
			5,282,837
TOTAL FINANCIALS			24,449,821
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (o)(w)		1,718,000	1,566,959
VistaJet Malta Finance PLC / Vista Management Holding Inc 8.75% 1/15/2032 (o)(w)		1,115,000	1,081,016
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (o)		815,000	811,373
TOTAL INDUSTRIALS			3,459,348
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (o)		1,872,000	1,967,940
Consolidated Energy Finance SA 5.625% 10/15/2028 (o)		2,335,000	2,271,768
			4,239,708
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (p)	EUR	445,000	520,495
TOTAL MATERIALS			4,760,203
TOTAL SWITZERLAND			32,669,372
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (o)		520,000	533,000
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (o)		655,000	447,751
TURKEY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (o)		475,000	469,063
Financials - 0.0%
Banks - 0.0%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (b)(o)		715,000	721,328
Turkiye Ihracat Kredi Bankasi AS 6.125% 5/2/2029 (o)		675,000	666,576
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (o)		845,000	820,309
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (o)		895,000	873,323
TOTAL FINANCIALS			3,081,536
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (o)		350,000	359,015
TOTAL TURKEY			3,909,614
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (o)		356,106	295,568
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (o)		700,000	627,354
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (o)		616,978	551,097
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (o)		2,575,000	2,254,130
TOTAL ENERGY			3,432,581
Financials - 0.0%
Financial Services - 0.0%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (o)		880,000	801,900
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (o)		430,000	438,063
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (o)		740,000	700,913
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (o)		545,000	524,317
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (o)		965,000	877,513
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (o)		510,000	525,856
TOTAL FINANCIALS			3,868,562
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (o)		1,415,000	1,345,014
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (o)		785,000	726,890
TOTAL INDUSTRIALS			2,071,904
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC 5.875% 4/14/2056 (b)(o)		760,000	712,674
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(p)		1,185,000	1,164,097
Alpha Star Holding IX Ltd 7% 8/26/2028 (p)		920,000	913,210
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (p)		915,000	923,162
Sobha Sukuk Ltd 8.75% 7/17/2028 (p)		670,000	665,813
TOTAL REAL ESTATE			4,378,956
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (o)		795,000	613,350
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (o)		555,000	551,090
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (o)		620,000	607,216
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (o)		880,000	834,451
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (o)		305,000	305,586
TOTAL UTILITIES			2,911,693
TOTAL UNITED ARAB EMIRATES			16,663,696
UNITED KINGDOM - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (p)	EUR	1,125,000	1,292,260
Virgin Media Finance PLC 5% 7/15/2030 (o)		988,000	811,171
			2,103,431
Media - 0.0%
Pearson Funding PLC 6.375% 4/28/2036 (p)	GBP	400,000	546,427
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (o)		1,260,000	1,096,417
			1,642,844
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (o)		1,545,000	1,291,933
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (o)		425,000	373,943
			1,665,876
TOTAL COMMUNICATION SERVICES			5,412,151
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (o)		1,055,000	1,088,981
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (o)		1,450,000	1,516,946
			2,605,927
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (p)	GBP	1,325,000	1,504,496
Marks & Spencer PLC 5.125% 8/18/2032 (p)	GBP	800,000	1,059,863
			2,564,359
Hotels, Restaurants & Leisure - 0.0%
A&K Travel Group Holdings Ltd 7.5% 5/15/2033 (o)		1,050,000	1,064,394
IHG Finance LLC 3.375% 9/10/2030 (p)	EUR	675,000	782,297
Whitbread Group PLC 2.375% 5/31/2027 (p)	GBP	915,000	1,199,049
			3,045,740
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (p)	GBP	1,590,000	1,823,121
TOTAL CONSUMER DISCRETIONARY			10,039,147
Consumer Staples - 0.3%
Beverages - 0.0%
Coca-Cola Europacific Partners PLC 3.5% 5/8/2032 (p)	EUR	325,000	380,581
Tobacco - 0.3%
BAT Capital Corp 6.421% 8/2/2033		13,161,000	14,270,028
BAT International Finance PLC 4.125% 4/12/2032 (p)	EUR	2,515,000	2,994,501
Imperial Brands Finance PLC 3.875% 2/12/2034 (p)	EUR	3,525,000	4,032,265
Imperial Brands Finance PLC 6.125% 7/27/2027 (o)		7,555,000	7,686,860
Reynolds American Inc 5.7% 8/15/2035		1,538,000	1,586,622
Reynolds American Inc 5.85% 8/15/2045		12,953,000	12,755,689
Reynolds American Inc 6.15% 9/15/2043		1,637,000	1,662,530
Reynolds American Inc 7.25% 6/15/2037		1,835,000	2,097,321
			47,085,816
TOTAL CONSUMER STAPLES			47,466,397
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (o)		3,539,000	3,776,131
Financials - 0.5%
Banks - 0.5%
Barclays PLC 3.543% 8/14/2031 (b)(p)	EUR	2,352,000	2,746,567
Barclays PLC 5.088% 6/20/2030 (b)		14,797,000	14,843,695
Barclays PLC 5.69% 3/12/2030 (b)		15,000,000	15,367,010
Barclays PLC 6.174% 7/29/2036 (b)(p)	GBP	430,000	585,172
Barclays PLC 6.224% 5/9/2034 (b)		13,560,000	14,308,862
Barclays PLC 6.49% 9/13/2029 (b)		18,477,000	19,181,213
HSBC Holdings PLC 3.608% 12/1/2033 (b)(p)	EUR	300,000	347,163
HSBC Holdings PLC 4.787% 3/10/2032 (b)(p)	EUR	2,340,000	2,880,387
HSBC Holdings PLC 4.856% 5/23/2033 (b)(p)	EUR	3,000,000	3,718,593
HSBC Holdings PLC 8.201% 11/16/2034 (b)(p)	GBP	190,000	276,586
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(p)	EUR	2,465,000	3,027,839
NatWest Group PLC 2.105% 11/28/2031 (b)(p)	GBP	1,150,000	1,537,843
NatWest Group PLC 3.073% 5/22/2028 (b)		9,805,000	9,678,546
NatWest Group PLC 7.416% 6/6/2033 (b)(p)	GBP	1,290,000	1,801,341
Standard Chartered PLC 3.864% 3/17/2033 (b)(p)	EUR	1,020,000	1,198,891
Standard Chartered PLC 3.934% 5/28/2032 (b)(p)	EUR	1,120,000	1,321,820
Virgin Money UK PLC 7.625% 8/23/2029 (b)(p)	GBP	965,000	1,372,015
			94,193,543
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (p)	EUR	1,575,000	1,821,501
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (p)	GBP	1,425,000	2,172,818
TOTAL FINANCIALS			98,187,862
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (p)	EUR	2,035,000	1,793,293
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (p)	GBP	1,905,000	2,585,021
TOTAL INDUSTRIALS			4,378,314
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (i)(j)(o)		650,000	93,183
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (p)	GBP	900,000	1,208,557
Utilities - 0.2%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (p)	EUR	875,000	1,008,225
NGG Finance PLC 2.125% 9/5/2082 (b)(p)	EUR	1,730,000	1,987,157
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (p)	EUR	1,575,000	1,821,167
			4,816,549
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (o)		3,245,000	3,226,185
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (o)		1,220,000	1,247,831
			4,474,016
Water Utilities - 0.2%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (p)	GBP	600,000	783,194
Anglian Water Services Financing PLC 5.875% 6/20/2031 (p)	GBP	1,605,000	2,191,722
Anglian Water Services Financing PLC 6.293% 7/30/2030 (p)	GBP	1,225,000	1,700,415
Northumbrian Water Finance PLC 5.375% 7/22/2032 (p)	GBP	850,000	1,129,747
Northumbrian Water Finance PLC 5.625% 4/29/2033 (p)	GBP	1,440,000	1,922,805
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (p)	EUR	1,745,000	2,019,595
South West Water Finance PLC 5.25% 9/15/2031 (p)	GBP	1,395,000	1,859,893
South West Water Finance PLC 5.75% 12/11/2032 (p)	GBP	325,000	441,748
SW Finance I PLC 6.875% 8/7/2032 (p)	GBP	1,700,000	2,334,679
SW Finance I PLC 7.375% 12/12/2041 (p)	GBP	564,000	751,188
Wessex Water Services Finance PLC 6.125% 9/19/2034 (p)	GBP	1,045,000	1,412,131
Yorkshire Water Finance PLC 5.5% 4/28/2035 (p)	GBP	655,000	838,522
Yorkshire Water Finance PLC 6% 7/22/2033 (p)	GBP	1,300,000	1,750,392
			19,136,031
TOTAL UTILITIES			28,426,596
TOTAL UNITED KINGDOM			198,988,338
UNITED STATES - 17.4%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.7%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (o)(w)		1,795,000	1,809,240
APLD ComputeCo LLC 9.25% 12/15/2030 (o)		4,685,000	5,057,167
AT&T Inc 3.8% 12/1/2057		8,798,000	5,978,165
Black Pearl Compute LLC 6.125% 2/15/2031 (o)		1,099,000	1,118,134
Cipher Compute LLC 7.125% 11/15/2030 (o)(w)		1,075,000	1,120,635
Comcast Corp 6.45% 3/15/2037		797,000	866,296
Core Scientific Finance I LLC 7.75% 5/15/2031 (o)		4,005,000	4,095,758
Edged Compute LLC 7.5% 4/30/2031 (o)		4,095,000	4,105,573
Flash Compute LLC 7.25% 12/31/2030 (o)		1,999,000	2,060,835
HUT 8 DC LLC 6.192% 11/15/2042 (o)		13,269,000	13,427,279
Level 3 Financing Inc 3.75% 7/15/2029 (o)		154,000	148,996
Level 3 Financing Inc 6.875% 6/30/2033 (o)		1,980,000	2,039,463
Level 3 Financing Inc 7% 3/31/2034 (o)		2,200,000	2,280,271
Level 3 Financing Inc 7.5% 2/15/2037 (o)		1,555,000	1,602,737
Level 3 Financing Inc 8.5% 1/15/2036 (o)		2,900,000	3,135,367
Lumen Technologies Inc 4.5% 1/15/2029 (o)		264,000	254,100
Meridian Arc Holdco LLC 6.25% 4/30/2031 (o)		4,255,000	4,276,879
PR RNO Property Owner 1 LLC 6.5% 5/1/2031 (o)		5,605,000	5,612,679
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (o)		2,858,000	2,863,736
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (o)		1,700,000	1,678,659
Uniti Services LLC 7.5% 10/15/2033 (o)		1,315,000	1,383,908
Verizon Communications Inc 2.355% 3/15/2032		51,205,000	44,965,379
Verizon Communications Inc 2.55% 3/21/2031		30,387,000	27,709,260
Verizon Communications Inc 4.78% 2/15/2035		2,599,000	2,529,096
WULF Compute LLC 7.75% 10/15/2030 (o)(w)		2,525,000	2,653,169
			142,772,781
Entertainment - 0.0%
AP Core Holdings II LLC 11% 5/15/2031 (o)		1,480,000	1,550,657
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (o)		1,955,000	2,038,765
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (o)		1,920,000	2,029,150
			5,618,572
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.875% 5/15/2033		16,514,000	16,466,582
Meta Platforms Inc 5.25% 5/15/2036		10,777,000	10,767,886
Snap Inc 6.875% 3/1/2033 (o)		1,029,000	1,019,951
Snap Inc 6.875% 3/15/2034 (o)		575,000	566,033
			28,820,452
Media - 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (o)		1,410,000	1,177,741
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (o)		2,114,000	1,914,018
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		2,039,000	1,789,087
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (o)		1,270,000	1,086,072
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (o)		850,000	757,772
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (o)		560,000	547,397
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (o)(w)		445,000	434,227
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		2,094,000	1,783,949
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		12,445,000	11,507,463
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		2,872,000	2,131,022
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		11,822,000	9,226,403
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		27,821,000	22,444,215
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		20,184,000	15,483,968
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		5,239,000	4,407,242
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		8,676,000	8,926,644
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		12,226,000	11,301,053
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		8,107,000	8,317,801
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055		2,000,000	1,885,276
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (o)		1,555,000	1,607,385
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (o)		1,555,000	1,631,545
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (o)		1,120,000	1,123,940
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (o)		1,615,000	1,682,741
CMG Media Corp 8.875% 6/18/2029 (o)		315,000	252,856
CSC Holdings LLC 3.375% 2/15/2031 (o)		4,665,000	2,595,389
CSC Holdings LLC 4.125% 12/1/2030 (o)		2,190,000	1,248,293
CSC Holdings LLC 4.5% 11/15/2031 (o)		2,265,000	1,285,388
CSC Holdings LLC 4.625% 12/1/2030 (o)		1,640,000	385,400
DISH Network Corp 11.75% 11/15/2027 (o)		1,519,000	1,565,147
Dotdash Meredith Inc 7.625% 6/15/2032 (o)		855,000	820,280
EchoStar Corp 10.75% 11/30/2029		1,957,983	2,127,819
EW Scripps Co/The 9.875% 8/15/2030 (o)		1,125,000	1,074,082
Lamar Media Corp 5.375% 11/1/2033 (o)(w)		1,130,000	1,113,001
Nexstar Media Inc 6.5% 9/15/2033 (o)		1,120,000	1,128,924
Time Warner Cable LLC 4.5% 9/15/2042		10,467,000	7,915,845
Time Warner Cable LLC 5.5% 9/1/2041		4,708,000	4,062,285
Time Warner Cable LLC 5.875% 11/15/2040		6,004,000	5,398,302
Time Warner Cable LLC 6.55% 5/1/2037		17,014,000	16,994,869
Time Warner Cable LLC 7.3% 7/1/2038		14,056,000	14,648,787
Univision Communications Inc 8.5% 7/31/2031 (o)(w)		2,340,000	2,355,745
Univision Communications Inc 8.875% 4/15/2033 (o)		1,065,000	1,060,938
Univision Communications Inc 9.375% 8/1/2032 (o)(w)		2,930,000	3,000,314
			180,200,625
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.25% 11/15/2031		10,000,000	8,813,213
T-Mobile USA Inc 3.75% 4/15/2027		12,950,000	12,899,060
T-Mobile USA Inc 3.875% 4/15/2030		23,000,000	22,381,144
T-Mobile USA Inc 4.5% 4/15/2050		5,491,000	4,478,276
			48,571,693
TOTAL COMMUNICATION SERVICES			405,984,123
Consumer Discretionary - 0.6%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (o)		835,000	838,109
American Axle & Manufacturing Inc 7.75% 10/15/2033 (o)(w)		1,535,000	1,539,238
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (o)		1,535,000	1,572,377
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (o)		540,000	558,225
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (o)		2,019,000	2,041,714
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (o)		1,720,000	1,720,592
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (o)		1,695,000	1,691,538
			9,961,793
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (o)		2,824,000	2,784,225
Stellantis Finance US Inc 5.75% 3/18/2030 (o)		1,550,000	1,557,010
			4,341,235
Broadline Retail - 0.1%
Amazon.com Inc 3.7% 3/16/2035	EUR	1,625,000	1,903,910
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (o)		760,640	620,785
Saks Global Enterprises LLC 11% (j)(o)		1	0
Saks Global Enterprises LLC 11% (i)(j)(o)		583,637	0
Wayfair LLC 6.75% 11/15/2032 (o)(w)		2,025,000	2,057,036
Wayfair LLC 7.125% 5/31/2034 (o)		390,000	397,387
Wayfair LLC 7.25% 10/31/2029 (o)		2,760,000	2,839,775
Wayfair LLC 7.75% 9/15/2030 (o)(w)		3,386,000	3,524,853
			11,343,746
Diversified Consumer Services - 0.0%
Sotheby's 8.25% 4/15/2031 (o)		2,990,000	2,943,528
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (o)		590,000	561,173
StoneMor Inc 8.5% 5/15/2029 (o)		3,510,000	3,442,588
TKC Holdings Inc 12% 2/15/2031 (o)		535,000	556,973
TKC Holdings Inc 8.5% 8/15/2030 (o)		1,635,000	1,671,851
			9,176,113
Hotels, Restaurants & Leisure - 0.2%
Acushnet Co 5.625% 12/1/2033 (o)		545,000	540,739
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (o)		1,858,000	1,690,796
Caesars Entertainment Inc 7% 2/15/2030 (o)		696,000	704,250
Carnival Corp Ltd 5.75% 8/1/2032 (o)		230,000	232,342
Carnival Corp Ltd 5.875% 6/15/2031 (o)		2,080,000	2,112,176
Carnival Corp Ltd 6.125% 2/15/2033 (o)		2,240,000	2,268,645
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (o)		3,445,000	3,361,114
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (o)		625,000	573,730
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (o)		910,000	905,850
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (o)		1,865,000	1,875,805
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (o)(w)		1,950,000	1,967,269
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (o)		540,000	546,119
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (o)(w)		635,000	647,419
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (o)		1,090,000	1,108,426
Life Time Inc 6% 11/15/2031 (o)		545,000	552,895
Light & Wonder International Inc 6.25% 10/1/2033 (o)		1,135,000	1,122,436
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (o)		2,605,000	2,208,384
McDonald's Corp 3.5% 5/21/2032 (p)	EUR	860,000	1,001,991
McDonald's Corp 3.5% 7/1/2027		3,551,000	3,526,499
NCL Corp Ltd 6.25% 9/15/2033 (o)		1,140,000	1,092,989
NCL Corp Ltd 6.75% 2/1/2032 (o)		1,140,000	1,129,684
Royal Caribbean Cruises Ltd 6% 2/1/2033 (o)		995,000	1,008,708
Times Square Hotel Trust 8.528% 8/1/2026 (o)		30,659	30,680
Viking Cruises Ltd 5.875% 10/15/2033 (o)		2,545,000	2,550,096
Viking Cruises Ltd 9.125% 7/15/2031 (o)		440,000	462,638
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (o)		475,000	475,100
			33,696,780
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (o)		565,000	542,135
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (o)(w)		575,000	563,718
Beazer Homes USA Inc 7.5% 3/15/2031 (o)		935,000	945,257
Century Communities Inc 6.625% 9/15/2033 (o)(w)		1,130,000	1,120,552
Dream Finders Homes Inc 6.875% 9/15/2030 (o)		1,265,000	1,248,501
LGI Homes Inc 7% 11/15/2032 (o)		3,870,000	3,733,342
Risewell Homes Inc 8.5% 11/1/2030 (o)		1,115,000	1,125,785
Whirlpool Corp 5.75% 3/1/2034 (w)		350,000	289,878
Whirlpool Corp 6.5% 6/15/2033 (w)		4,655,000	4,224,821
			13,793,989
Specialty Retail - 0.2%
Advance Auto Parts Inc 3.5% 3/15/2032 (w)		636,000	557,829
Advance Auto Parts Inc 3.9% 4/15/2030 (w)		595,000	555,618
Advance Auto Parts Inc 7% 8/1/2030 (o)(w)		1,080,000	1,109,682
Advance Auto Parts Inc 7.375% 8/1/2033 (o)(w)		2,650,000	2,756,690
Carvana Co 10.25% 5/1/2030 (o)		120,000	128,400
Carvana Co 4.875% 9/1/2029 (o)		1,051,000	956,410
Carvana Co 5.5% 4/15/2027 (o)		575,000	563,500
Carvana Co 5.875% 10/1/2028 (o)		455,000	436,800
Carvana Co 9% 6/1/2030 pay-in-kind (b)(o)		617,138	640,066
Carvana Co 9% 6/1/2031 pay-in-kind (b)(o)		1,494,672	1,651,970
Champions Financing Inc 8.75% 2/15/2029 (o)(w)		2,384,000	2,304,198
LBM Acquisition LLC 6.25% 1/15/2029 (o)		1,805,000	1,111,932
Lowe's Cos Inc 3.35% 4/1/2027		1,437,000	1,428,186
Lowe's Cos Inc 3.75% 4/1/2032		27,423,000	25,997,216
Michaels Cos Inc/The 11% 3/15/2034 (o)		1,830,000	1,730,237
Michaels Cos Inc/The 8.5% 3/15/2033 (o)		1,795,000	1,752,447
Staples Inc 10.75% 9/1/2029 (o)		3,220,000	3,063,448
Staples Inc 12.75% 1/15/2030 (o)		1,663,025	1,272,948
			48,017,577
TOTAL CONSUMER DISCRETIONARY			130,331,233
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (o)		775,000	746,601
Albertsons Cos Inc 5.625% 3/31/2032 (o)		1,125,000	1,098,360
C&S Group Enterprises LLC 5% 12/15/2028 (o)		1,195,000	1,124,522
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 7.125% 4/30/2033 (o)		400,000	405,341
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (o)		2,016,000	2,105,505
Mars Inc 4.8% 3/1/2030 (o)		11,876,000	11,961,087
Mars Inc 5% 3/1/2032 (o)		8,916,000	9,009,450
Performance Food Group Inc 5.625% 3/1/2034 (o)		1,270,000	1,241,032
Performance Food Group Inc 6.125% 9/15/2032 (o)		545,000	550,998
US Foods Inc 4.75% 2/15/2029 (o)		590,000	581,900
US Foods Inc 5.75% 4/15/2033 (o)		920,000	918,687
US Foods Inc 6.875% 9/15/2028 (o)		620,000	635,093
			30,378,576
Food Products - 0.0%
B&G Foods Inc 5.25% 9/15/2027		20,000	19,445
J&F Luxembourg Finance SARL 8% 4/23/2033 (o)		325,000	320,164
Lamb Weston Holdings Inc 4.125% 1/31/2030 (o)(w)		2,735,000	2,612,725
Lamb Weston Holdings Inc 4.375% 1/31/2032 (o)		160,000	149,704
Post Holdings Inc 4.625% 4/15/2030 (o)		700,000	680,968
Post Holdings Inc 6.25% 10/15/2034 (o)		125,000	123,882
Post Holdings Inc 6.25% 2/15/2032 (o)		1,155,000	1,173,352
Post Holdings Inc 6.375% 3/1/2033 (o)(w)		1,795,000	1,789,827
Post Holdings Inc 6.5% 3/15/2036 (o)		550,000	545,673
			7,415,740
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (o)		540,000	542,895
Tobacco - 0.0%
Philip Morris International Inc 3.25% 6/6/2032	EUR	3,170,000	3,644,513
TOTAL CONSUMER STAPLES			41,981,724
Energy - 1.5%
Energy Equipment & Services - 0.0%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (o)(w)		2,170,000	2,170,833
Kodiak Gas Services LLC 6.5% 10/1/2033 (o)		735,000	748,001
Kodiak Gas Services LLC 6.75% 10/1/2035 (o)		845,000	868,443
Star Holding LLC 8.75% 8/1/2031 (o)(w)		769,000	781,912
Transocean Aquila Ltd 8% 9/30/2028 (o)		387,692	396,900
Transocean International Ltd 7.875% 10/15/2032 (o)		305,000	325,411
Transocean International Ltd 8.25% 5/15/2029 (o)		700,000	726,980
Transocean International Ltd 8.5% 5/15/2031 (o)		1,490,000	1,573,881
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (o)		1,095,000	1,099,164
WBI Operating LLC 6.5% 10/15/2033 (o)		550,000	557,018
			9,248,543
Oil, Gas & Consumable Fuels - 1.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (o)		530,000	524,432
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (o)		2,150,000	2,124,180
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (o)		600,000	614,824
California Resources Corp 7% 1/15/2034 (o)		1,190,000	1,199,603
California Resources Corp 8.25% 6/15/2029 (o)		1,560,000	1,627,580
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (o)		1,015,000	1,074,642
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (o)		2,500,000	2,556,175
Cheniere Energy Inc 5.2% 7/30/2036 (o)		2,826,000	2,784,013
Cheniere Energy Inc 6% 7/30/2056 (o)		531,000	530,144
Cheniere Energy Partners LP 5.35% 11/30/2036 (e)(o)		6,485,000	6,485,519
CITGO Petroleum Corp 8.375% 1/15/2029 (o)		530,000	546,059
CNX Midstream Partners LP 4.75% 4/15/2030 (o)		1,050,000	1,013,716
CNX Resources Corp 5.875% 3/1/2034 (o)		1,165,000	1,146,815
CNX Resources Corp 7.25% 3/1/2032 (o)		1,045,000	1,080,050
CNX Resources Corp 7.375% 1/15/2031 (o)		1,040,000	1,067,477
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (o)		6,422,000	6,783,847
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (o)		1,920,000	2,046,414
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (o)		3,456,000	3,678,821
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (o)		2,069,000	2,255,254
Comstock Resources Inc 5.875% 1/15/2030 (o)(w)		1,954,000	1,846,765
Comstock Resources Inc 6.75% 3/1/2029 (o)		1,100,000	1,080,792
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (o)		250,000	246,143
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (o)		2,020,000	2,141,079
CVR Energy Inc 7.5% 2/15/2031 (o)		1,095,000	1,107,305
CVR Energy Inc 7.875% 2/15/2034 (o)		565,000	566,871
DBR Land Holdings LLC 6.25% 12/1/2030 (o)		540,000	548,397
DCP Midstream Operating LP 6.45% 11/3/2036 (o)		4,987,000	5,310,773
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (o)		255,000	263,297
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (o)		810,000	843,255
Energy Transfer LP 3.75% 5/15/2030		9,728,000	9,398,555
Energy Transfer LP 4.95% 6/15/2028		7,159,000	7,216,350
Energy Transfer LP 5% 5/15/2050		4,377,000	3,727,374
Energy Transfer LP 5.25% 4/15/2029		4,040,000	4,110,673
Energy Transfer LP 5.8% 6/15/2038		3,992,000	4,075,142
Energy Transfer LP 6.5% 2/15/2056 (b)		675,000	680,569
Energy Transfer LP 6.75% 2/15/2056 (b)		115,000	117,162
Energy Transfer LP 7.375% 2/1/2031 (o)		760,000	787,604
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034		565,000	567,180
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		1,615,000	1,693,930
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,120,000	1,131,044
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (o)(w)		460,000	467,696
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (o)(w)		75,000	78,710
Harvest Midstream I LP 6.75% 5/15/2034 (o)		1,315,000	1,350,070
Harvest Midstream I LP 7.5% 5/15/2032 (o)		630,000	654,592
Hess Corp 5.8% 4/1/2047		8,479,000	8,667,602
Hess Corp 7.125% 3/15/2033		2,041,000	2,315,100
Hess Midstream Operations LP 4.25% 2/15/2030 (o)		400,000	387,690
Hess Midstream Operations LP 5.125% 6/15/2028 (o)		1,280,000	1,277,682
Hess Midstream Operations LP 5.5% 10/15/2030 (o)		415,000	414,459
Hess Midstream Operations LP 5.875% 3/1/2028 (o)		1,015,000	1,025,173
Hess Midstream Operations LP 6.5% 6/1/2029 (o)		515,000	528,194
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (o)		520,000	526,116
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (o)		695,000	718,397
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		15,589,000	14,984,131
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		686,000	738,433
Kinder Morgan Inc 5.05% 2/15/2046		1,762,000	1,596,268
Kinetik Holdings LP 5.875% 6/15/2030 (o)		2,620,000	2,633,120
Kinetik Holdings LP 6.625% 12/15/2028 (o)		590,000	602,484
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (o)		1,690,000	1,719,437
MPLX LP 4.95% 9/1/2032		14,675,000	14,628,837
MPLX LP 5.5% 2/15/2049		6,593,000	6,078,583
Occidental Petroleum Corp 6.45% 9/15/2036		8,786,000	9,541,209
Occidental Petroleum Corp 6.6% 3/15/2046		10,444,000	11,197,587
Occidental Petroleum Corp 7.5% 5/1/2031		12,314,000	13,728,646
ONEOK Inc 4.25% 9/24/2027		4,280,000	4,270,612
ONEOK Inc 4.4% 10/15/2029		4,476,000	4,445,797
ONEOK Inc 4.75% 10/15/2031		8,707,000	8,655,053
Par Petroleum LLC 7.375% 6/1/2034 (o)		1,250,000	1,279,392
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		915,000	915,349
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (o)		1,679,000	1,671,498
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (o)		2,760,000	2,826,494
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (o)		1,380,000	1,475,391
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		2,689,000	2,597,248
Prairie Acquiror LP 9% 8/1/2029 (o)		640,000	667,103
Rockies Express Pipeline LLC 4.8% 5/15/2030 (o)		110,000	107,781
Rockies Express Pipeline LLC 4.95% 7/15/2029 (o)		940,000	931,414
Rockies Express Pipeline LLC 6.75% 3/15/2033 (o)(w)		1,245,000	1,294,559
Rockies Express Pipeline LLC 6.875% 4/15/2040 (o)		490,000	501,087
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		1,075,000	1,053,499
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		1,015,000	1,017,429
Sunoco LP 4.5% 10/1/2029 (o)		730,000	710,612
Sunoco LP 4.625% 5/1/2030 (o)		2,895,000	2,809,019
Sunoco LP 5.375% 7/15/2031 (o)		1,650,000	1,641,965
Sunoco LP 5.625% 7/15/2034 (o)		1,650,000	1,625,124
Sunoco LP 5.875% 3/15/2034 (o)		500,000	497,013
Sunoco LP 6.25% 7/1/2033 (o)		1,135,000	1,154,217
Sunoco LP 6.625% 8/15/2032 (o)		900,000	918,905
Sunoco LP 7% 5/1/2029 (o)		450,000	464,560
Sunoco LP 7.25% 5/1/2032 (o)		515,000	538,116
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (o)(w)		2,263,000	2,262,787
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (o)		2,875,000	2,892,776
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (o)		2,320,000	2,320,443
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (o)		525,000	536,432
Targa Resources Corp 4.35% 1/15/2029		4,745,000	4,726,313
Targa Resources Corp 4.35% 4/15/2031		5,572,000	5,458,209
Targa Resources Corp 4.9% 9/15/2030		6,326,000	6,368,000
Targa Resources Corp 5.65% 2/15/2036		15,234,000	15,556,007
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		2,221,000	2,108,823
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (o)		1,235,000	1,268,541
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (o)		1,860,000	1,944,641
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (o)(w)		705,000	735,750
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (o)		2,295,000	2,434,137
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (o)		1,040,000	1,147,737
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (o)		915,000	1,026,967
Western Gas Partners LP 4.75% 8/15/2028		2,108,000	2,110,160
Williams Cos Inc/The 4.65% 8/15/2032		34,934,000	34,546,694
Williams Cos Inc/The 5.75% 6/24/2044		6,964,000	6,897,356
			320,871,051
TOTAL ENERGY			330,119,594
Financials - 7.3%
Banks - 3.2%
Bank of America Corp 3.419% 12/20/2028 (b)		8,456,000	8,324,243
Bank of America Corp 3.705% 4/24/2028 (b)		11,813,000	11,743,935
Bank of America Corp 4.25% 10/22/2026		5,344,000	5,346,664
Bank of America Corp 4.376% 4/27/2028 (b)		20,000,000	19,993,391
Bank of America Corp 4.571% 4/27/2033 (b)		10,000,000	9,823,724
Bank of America Corp 4.695% 4/23/2032 (b)		23,754,000	23,610,283
Bank of America Corp 5.015% 7/22/2033 (b)		121,493,000	122,137,004
Citigroup Inc 4.296% 7/23/2036 (b)	EUR	1,000,000	1,170,657
Citigroup Inc 4.3% 11/20/2026		3,067,000	3,070,036
Citigroup Inc 4.412% 3/31/2031 (b)		7,342,000	7,260,721
Citigroup Inc 4.45% 9/29/2027		10,486,000	10,485,855
Citigroup Inc 4.91% 5/24/2033 (b)		54,777,000	54,560,294
Citizens Financial Group Inc 2.638% 9/30/2032		5,802,000	5,014,026
JPMorgan Chase & Co 2.956% 5/13/2031 (b)		9,435,000	8,826,427
JPMorgan Chase & Co 4.452% 12/5/2029 (b)		20,700,000	20,631,333
JPMorgan Chase & Co 4.493% 3/24/2031 (b)		15,800,000	15,723,668
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		73,217,000	72,199,018
JPMorgan Chase & Co 4.898% 1/22/2037 (b)		10,021,000	9,765,222
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		53,314,000	53,415,770
JPMorgan Chase & Co 5.103% 4/22/2031 (b)		12,681,000	12,891,756
JPMorgan Chase & Co 5.572% 4/22/2036 (b)		15,063,000	15,501,005
JPMorgan Chase & Co 5.717% 9/14/2033 (b)		12,632,000	13,058,661
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (b)		21,940,000	21,875,850
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)		21,945,000	21,611,309
Synchrony Bank 5.625% 8/23/2027		12,818,000	12,954,651
Wells Fargo & Co 3.526% 3/24/2028 (b)		19,749,000	19,612,412
Wells Fargo & Co 4.478% 4/4/2031 (b)		30,867,000	30,610,453
Wells Fargo & Co 4.897% 7/25/2033 (b)		30,571,000	30,437,173
Wells Fargo & Co 5.15% 4/23/2031 (b)		17,154,000	17,408,895
Wells Fargo & Co 5.499% 1/23/2035 (b)		8,163,000	8,336,964
Wells Fargo & Co 5.574% 7/25/2029 (b)		21,000,000	21,413,253
Wells Fargo & Co 5.605% 4/23/2036 (b)		15,150,000	15,542,511
Western Alliance Bancorp 3% 6/15/2031 (b)		2,670,000	2,586,429
			706,943,593
Capital Markets - 2.3%
Ares Strategic Income Fund 5.45% 9/9/2028 (o)		10,286,000	10,201,479
Ares Strategic Income Fund 5.7% 3/15/2028		17,019,000	17,032,039
Ares Strategic Income Fund 5.8% 9/9/2030 (o)		8,322,000	8,204,127
Athene Global Funding 5.339% 1/15/2027 (o)		28,368,000	28,491,268
Athene Global Funding 5.583% 1/9/2029 (o)		16,286,000	16,518,833
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5799% 4/19/2027 (b)(c)(o)		22,040,000	22,081,123
Blackstone Private Credit Fund 7.3% 11/27/2028		20,400,000	21,143,130
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)		18,352,000	16,227,385
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		39,245,000	35,585,073
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)		72,922,000	72,415,968
Goldman Sachs Group Inc/The 3.8% 3/15/2030		11,810,000	11,458,558
Goldman Sachs Group Inc/The 6.75% 10/1/2037		3,974,000	4,345,763
Hightower Holding LLC 6.75% 4/15/2029 (o)		549,000	547,673
Hightower Holding LLC 9.125% 1/31/2030 (o)		1,215,000	1,251,130
HPS Corporate Lending Fund 5.45% 1/14/2028		31,655,000	31,567,703
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (o)		1,830,000	1,834,589
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (o)		2,400,000	2,468,139
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (o)		290,000	300,584
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (o)		2,100,000	2,029,757
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (o)(w)		750,000	739,523
Moody's Corp 3.25% 1/15/2028		4,181,000	4,116,173
Morgan Stanley 3.622% 4/1/2031 (b)		21,065,000	20,223,626
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	1,250,000	1,471,971
Morgan Stanley 4.21% 4/20/2028 (b)		20,000,000	19,974,922
Morgan Stanley 4.431% 1/23/2030 (b)		8,668,000	8,619,128
Morgan Stanley 4.708% 3/12/2032 (b)		22,500,000	22,294,147
Morgan Stanley 4.809% 4/16/2032 (b)		5,256,000	5,233,655
Morgan Stanley 4.889% 7/20/2033 (b)		44,206,000	44,048,053
Morgan Stanley 5.192% 4/17/2031 (b)		11,495,000	11,664,869
Morgan Stanley 5.449% 7/20/2029 (b)		10,520,000	10,705,319
Morgan Stanley 5.664% 4/17/2036 (b)		9,117,000	9,382,884
Morgan Stanley 6.407% 11/1/2029 (b)		30,000,000	31,194,150
MSCI Inc 5.15% 3/15/2036		3,796,000	3,690,423
MSCI Inc 5.25% 9/1/2035		14,277,000	14,066,224
Sixth Street Specialty Lending Inc 6.125% 3/1/2029		6,857,000	6,956,458
			518,085,846
Consumer Finance - 0.9%
Ally Financial Inc 4.75% 6/9/2027		25,000,000	25,081,898
Ally Financial Inc 6.646% 1/17/2040 (b)		3,018,000	2,990,257
Ally Financial Inc 6.7% 2/14/2033		1,945,000	2,008,760
Ally Financial Inc 7.1% 11/15/2027		21,840,000	22,565,979
Capital One Financial Corp 3.273% 3/1/2030 (b)		12,815,000	12,352,593
Capital One Financial Corp 3.65% 5/11/2027		29,451,000	29,284,889
Capital One Financial Corp 4.1% 2/9/2027		6,829,000	6,824,701
Capital One Financial Corp 4.927% 5/10/2028 (b)		27,617,000	27,731,563
Capital One Financial Corp 5.247% 7/26/2030 (b)		22,350,000	22,676,985
Capital One Financial Corp 6.377% 6/8/2034 (b)		3,571,000	3,787,228
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	1,420,000	1,692,339
Ford Motor Credit Co LLC 4.95% 5/28/2027		10,000,000	10,021,925
Ford Motor Credit Co LLC 4.97% 4/6/2029		3,700,000	3,676,370
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	720,000	985,196
LFS Topco LLC 8.75% 7/15/2030 (o)(w)		1,685,000	1,677,443
Navient Corp 4.875% 3/15/2028 (w)		710,000	695,849
Navient Corp 5% 3/15/2027 (w)		1,557,000	1,547,739
Navient Corp 5.5% 3/15/2029 (w)		655,000	628,842
Navient Corp 5.625% 8/1/2033		415,000	337,797
Navient Corp 7.875% 6/15/2032 (w)		1,045,000	972,042
Navient Corp 9.375% 10/15/2031		560,000	557,297
OneMain Finance Corp 5.375% 11/15/2029		1,345,000	1,312,273
OneMain Finance Corp 6.125% 5/15/2030		905,000	901,343
OneMain Finance Corp 6.5% 3/15/2033		515,000	502,939
OneMain Finance Corp 6.75% 3/15/2032		515,000	512,117
OneMain Finance Corp 6.75% 9/15/2033		220,000	215,560
OneMain Finance Corp 7.125% 11/15/2031		1,200,000	1,215,067
OneMain Finance Corp 7.125% 9/15/2032		845,000	851,534
OneMain Finance Corp 7.5% 5/15/2031		505,000	520,608
SLM Corp 6.495% 5/15/2032 (b)		1,115,000	1,115,960
SLM Corp 6.5% 1/31/2030		1,101,000	1,115,234
Stellantis Financial Services US Corp 5.4% 9/15/2030 (o)		1,571,000	1,552,605
Synchrony Financial 3.95% 12/1/2027		11,478,000	11,366,210
			199,279,142
Financial Services - 0.5%
Block Inc 3.5% 6/1/2031		1,075,000	979,470
Block Inc 5.625% 8/15/2030 (o)		975,000	979,012
Block Inc 6% 8/15/2033 (o)		1,270,000	1,270,319
Block Inc 6.5% 5/15/2032		3,035,000	3,092,617
Burford Capital Global Finance LLC 7.5% 7/15/2033 (o)(w)		1,620,000	1,385,100
Corebridge Financial Inc 3.65% 4/5/2027		15,270,000	15,192,593
Corebridge Financial Inc 3.9% 4/5/2032		7,187,000	6,763,773
Corebridge Financial Inc 4.35% 4/5/2042		1,635,000	1,377,678
Equitable Holdings Inc 4.572% 2/15/2029 (o)		2,913,000	2,884,916
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036		1,797,000	1,776,917
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (b)		1,650,000	1,667,450
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (b)		1,603,000	1,711,297
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (o)		785,000	785,843
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		560,000	484,869
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		6,076,000	6,010,145
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		370,000	352,018
Jackson Financial Inc 3.125% 11/23/2031		7,286,000	6,552,517
Jackson Financial Inc 5.17% 6/8/2027		6,781,000	6,815,216
Jackson Financial Inc 5.67% 6/8/2032		19,681,000	19,906,970
Pine Street Trust II 5.568% 2/15/2049 (o)		11,300,000	10,501,028
Sixth Street Lending Partners 6.125% 7/15/2030		10,728,000	10,797,552
Walker & Dunlop Inc 6.625% 4/1/2033 (o)(w)		1,165,000	1,177,702
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (o)		1,664,000	1,755,545
			104,220,547
Insurance - 0.4%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (o)		1,314,000	1,325,852
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (o)		1,797,000	1,803,739
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (o)		3,155,000	3,289,996
Asurion LLC/ Asurion Co-Issuer Inc 8.375% 2/1/2034 (o)		11,360,000	11,102,658
CRC Insurance Group LLC 7.125% 6/1/2031 (o)		45,000	45,127
Five Corners Funding Trust II 2.85% 5/15/2030 (o)		24,197,000	22,535,678
Grand River Funding Trust I 6.311% 2/15/2036 (o)		14,734,000	14,752,591
Liberty Mutual Group Inc 4.569% 2/1/2029 (o)		4,589,000	4,579,420
Liberty Mutual Group Inc 5.25% 5/1/2036 (o)		8,559,000	8,456,337
Pacific LifeCorp 5.125% 1/30/2043 (o)		4,258,000	3,966,579
Unum Group 4.046% 8/15/2041 (o)		562,000	456,210
Unum Group 5.75% 8/15/2042		8,796,000	8,699,750
			81,013,937
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (o)		1,095,000	1,093,610
Rithm Capital Corp 8% 4/1/2029 (o)		574,000	575,572
Rithm Capital Corp 8% 7/15/2030 (o)		1,165,000	1,156,335
Rithm Capital Corp 8.5% 6/1/2031 (o)		445,000	444,204
Starwood Property Trust Inc 3.625% 7/15/2026 (o)(w)		255,000	254,457
Starwood Property Trust Inc 5.25% 10/15/2028 (o)		550,000	548,569
Starwood Property Trust Inc 5.75% 1/15/2031 (o)		875,000	874,804
Starwood Property Trust Inc 6% 4/15/2030 (o)		920,000	927,958
Starwood Property Trust Inc 6.125% 6/1/2031 (o)		370,000	374,094
Starwood Property Trust Inc 6.5% 10/15/2030 (o)		355,000	363,811
Starwood Property Trust Inc 6.5% 7/1/2030 (o)		910,000	931,479
Starwood Property Trust Inc 7.25% 4/1/2029 (o)		620,000	642,965
			8,187,858
TOTAL FINANCIALS			1,617,730,923
Health Care - 1.1%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (o)		3,856,000	3,505,742
Health Care Equipment & Supplies - 0.0%
DENTSPLY SIRONA Inc 8.375% 9/12/2055 (b)(w)		165,000	166,321
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (o)		2,745,000	2,817,303
			2,983,624
Health Care Providers & Services - 1.0%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (o)		1,070,000	1,097,636
Accendra Health Inc 6.625% 4/1/2030 (o)		4,285,000	2,585,777
Centene Corp 2.45% 7/15/2028		25,480,000	24,155,012
Centene Corp 2.625% 8/1/2031		7,320,000	6,356,317
Centene Corp 3.375% 2/15/2030		9,015,000	8,377,308
Centene Corp 4.25% 12/15/2027		4,607,000	4,592,898
Centene Corp 4.625% 12/15/2029		15,450,000	15,047,801
CHS/Community Health Systems Inc 4.75% 2/15/2031 (o)		1,971,000	1,812,240
CHS/Community Health Systems Inc 5.25% 5/15/2030 (o)		4,135,000	3,896,606
CHS/Community Health Systems Inc 6.125% 4/1/2030 (o)		2,414,000	2,195,282
CHS/Community Health Systems Inc 9.75% 1/15/2034 (o)		1,040,000	1,090,877
Cigna Group/The 3.05% 10/15/2027		5,900,000	5,796,054
Cigna Group/The 4.8% 8/15/2038		6,950,000	6,588,871
CVS Health Corp 3% 8/15/2026		1,290,000	1,286,784
CVS Health Corp 3.625% 4/1/2027		3,769,000	3,750,637
CVS Health Corp 4.78% 3/25/2038		10,528,000	9,831,019
CVS Health Corp 5% 1/30/2029		6,934,000	7,014,408
CVS Health Corp 5.25% 1/30/2031		2,843,000	2,901,149
CVS Health Corp 6.75% 12/10/2054 (b)		1,608,000	1,676,549
CVS Health Corp 7% 3/10/2055 (b)		2,485,000	2,589,157
DaVita Inc 4.625% 6/1/2030 (o)		3,210,000	3,119,104
DaVita Inc 6.75% 7/15/2033 (o)		1,390,000	1,436,472
DaVita Inc 6.875% 9/1/2032 (o)(w)		1,640,000	1,698,308
Global Medical Response Inc 7.375% 10/1/2032 (o)		530,000	550,686
HCA Inc 3.5% 9/1/2030		20,318,000	19,306,042
HCA Inc 3.625% 3/15/2032		1,921,000	1,787,565
HCA Inc 5.625% 9/1/2028		10,497,000	10,692,088
HCA Inc 5.875% 2/1/2029		9,711,000	9,969,033
Humana Inc 6.625% 9/15/2056 (b)		4,086,000	4,050,056
LifePoint Health Inc 10% 6/1/2032 (o)		1,065,000	1,090,379
Molina Healthcare Inc 6.25% 1/15/2033 (o)		3,463,000	3,462,695
Molina Healthcare Inc 6.5% 2/15/2031 (o)		1,595,000	1,617,398
National Mentor Holdings Inc 10.5% 12/15/2030 (o)		1,435,000	1,510,591
Pediatrix Medical Group Inc 5.375% 2/15/2030 (o)		1,105,000	1,093,530
Sabra Health Care LP 3.2% 12/1/2031		24,037,000	21,831,907
Sabra Health Care LP 3.9% 10/15/2029		4,785,000	4,636,487
Surgery Center Holdings Inc 7.25% 4/15/2032 (o)		1,085,000	1,087,539
TEAM Services Holding Inc 9% 2/15/2033 (o)(w)		2,190,000	2,206,535
Tenet Healthcare Corp 4.375% 1/15/2030		1,455,000	1,407,947
Tenet Healthcare Corp 5.5% 11/15/2032 (o)(w)		2,140,000	2,131,346
Tenet Healthcare Corp 6% 11/15/2033 (o)		895,000	903,733
Tenet Healthcare Corp 6.125% 10/1/2028		621,000	622,585
Tenet Healthcare Corp 6.125% 6/15/2030		1,685,000	1,700,701
Tenet Healthcare Corp 6.75% 5/15/2031		440,000	453,079
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		3,971,000	3,989,551
US Acute Care Solutions LLC 9.75% 5/15/2029 (o)		2,885,000	2,763,856
			217,761,595
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (o)		2,190,000	2,237,304
IQVIA Inc 6.5% 5/15/2030 (o)		960,000	984,717
			3,222,021
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (o)		5,120,000	5,241,944
Elanco Animal Health Inc 6.65% 8/28/2028 (b)		2,437,000	2,500,506
Mylan Inc 4.55% 4/15/2028		7,694,000	7,658,859
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (o)		185,000	183,373
Utah Acquisition Sub Inc 3.95% 6/15/2026		2,434,000	2,433,651
			18,018,333
TOTAL HEALTH CARE			245,491,315
Industrials - 0.9%
Aerospace & Defense - 0.4%
Axon Enterprise Inc 6.125% 3/15/2030 (o)		1,090,000	1,111,011
Axon Enterprise Inc 6.25% 3/15/2033 (o)		1,190,000	1,219,811
Boeing Co 5.15% 5/1/2030		7,640,000	7,761,391
Boeing Co 5.705% 5/1/2040		7,640,000	7,788,914
Boeing Co 5.93% 5/1/2060		7,640,000	7,561,927
Boeing Co 6.259% 5/1/2027		3,625,000	3,682,954
Boeing Co 6.298% 5/1/2029		4,647,000	4,861,546
Boeing Co 6.388% 5/1/2031		3,520,000	3,755,094
Boeing Co 6.528% 5/1/2034		3,767,000	4,112,292
Boeing Co 6.858% 5/1/2054		5,671,000	6,397,844
Boeing Co 7.008% 5/1/2064		5,352,000	6,115,972
Carpenter Technology Corp 5.625% 3/1/2034 (o)		1,470,000	1,460,456
TransDigm Inc 6% 1/15/2033 (o)		585,000	591,688
TransDigm Inc 6.125% 7/31/2034 (o)(w)		1,930,000	1,922,019
TransDigm Inc 6.25% 1/31/2034 (o)(w)		385,000	394,049
TransDigm Inc 6.375% 3/1/2029 (o)		2,190,000	2,233,001
TransDigm Inc 6.375% 5/31/2033 (o)		3,310,000	3,341,781
TransDigm Inc 6.625% 3/1/2032 (o)		910,000	935,965
TransDigm Inc 6.75% 1/31/2034 (o)		1,730,000	1,772,991
TransDigm Inc 6.75% 8/15/2028 (o)		930,000	941,625
TransDigm Inc 7.125% 12/1/2031 (o)		685,000	711,428
			68,673,759
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (o)		1,141,000	1,175,769
Building Products - 0.1%
Ameritex Holdco Intermediate LLC 7.625% 8/15/2033 (o)(w)		1,085,000	1,129,769
Builders FirstSource Inc 4.25% 2/1/2032 (o)		1,250,000	1,150,046
Builders FirstSource Inc 6.375% 3/1/2034 (o)		635,000	634,458
Builders FirstSource Inc 6.75% 5/15/2035 (o)		2,450,000	2,474,402
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (o)		1,020,000	621,675
Carrier Global Corp 5.9% 3/15/2034		1,609,000	1,697,986
Cornerstone Building Brands Inc 9.5% 8/15/2029 (o)		505,000	305,853
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (o)		2,483,000	2,538,503
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (o)		1,015,000	1,048,778
JH North America Holdings Inc 6.125% 7/31/2032 (o)		550,000	551,296
Standard Building Solutions Inc 5.875% 3/15/2034 (o)		1,105,000	1,077,379
Standard Building Solutions Inc 6.25% 8/1/2033 (o)		2,115,000	2,118,200
Standard Building Solutions Inc 6.5% 8/15/2032 (o)		1,040,000	1,055,548
			16,403,893
Commercial Services & Supplies - 0.1%
ADT Security Corp/The 5.875% 10/15/2033 (o)		1,095,000	1,070,130
Artera Services LLC 8.5% 2/15/2031 (o)(w)		6,814,000	6,222,603
Brand Industrial Services Inc 10.375% 8/1/2030 (o)		2,449,000	2,164,446
CoreCivic Inc 4.75% 10/15/2027		1,873,000	1,862,409
CoreCivic Inc 8.25% 4/15/2029		520,000	542,075
GEO Group Inc/The 10.25% 4/15/2031		1,605,000	1,739,289
GEO Group Inc/The 8.625% 4/15/2029		1,265,000	1,319,075
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (o)		560,000	546,943
GFL Environmental Inc 3.5% 9/1/2028 (o)		655,000	637,434
GFL Environmental Inc 6.75% 1/15/2031 (o)		250,000	258,132
Neptune Bidco US Inc 9.5% 2/15/2033 (o)		1,340,000	1,370,756
OT Midco Inc 10% 2/15/2030 (o)		2,125,000	819,336
Reworld Holding Corp 4.875% 12/1/2029 (o)		585,000	555,024
Williams Scotsman Inc 6.625% 4/15/2030 (o)		565,000	581,173
Williams Scotsman Inc 6.625% 6/15/2029 (o)		1,040,000	1,066,184
			20,755,009
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (o)		2,010,000	2,013,118
Amsted Industries Inc 6.375% 3/15/2033 (o)(w)		545,000	553,993
Granite Construction Inc 6.375% 6/15/2034 (e)(o)		745,000	760,281
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (o)		2,425,000	2,431,397
			5,758,789
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (o)		547,000	533,642
WESCO Distribution Inc 5.25% 4/15/2031 (o)		1,120,000	1,109,375
WESCO Distribution Inc 5.5% 4/15/2034 (o)(w)		1,650,000	1,638,002
WESCO Distribution Inc 6.375% 3/15/2033 (o)		540,000	554,861
			3,835,880
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8% 2/15/2031 (o)		110,000	110,770
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (o)(w)		1,085,000	1,107,910
Genesee & Wyoming Inc 6.25% 4/15/2032 (o)		2,320,000	2,354,953
Uber Technologies Inc 4.15% 1/15/2031		8,848,000	8,654,028
Uber Technologies Inc 4.8% 9/15/2035		6,979,000	6,795,526
			19,023,187
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (o)		880,000	861,268
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (o)		1,000,000	1,035,690
			1,896,958
Machinery - 0.0%
Allison Transmission Inc 5.875% 12/1/2033 (o)		1,100,000	1,103,079
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (b)(o)		2,079,718	2,299,846
Chart Industries Inc 7.5% 1/1/2030 (o)		136,000	140,795
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (o)(w)		1,105,000	1,119,807
Enpro Inc 6.125% 6/1/2033 (o)		550,000	559,956
			5,223,483
Passenger Airlines - 0.0%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (o)		1,776,000	1,633,639
United Airlines Holdings Inc 4.875% 3/1/2029		1,645,000	1,623,232
United Airlines Holdings Inc 5.375% 3/1/2031		1,125,000	1,112,643
			4,369,514
Professional Services - 0.0%
CACI International Inc 6.375% 6/15/2033 (o)		1,595,000	1,631,240
Paychex Inc 5.1% 4/15/2030		1,543,000	1,560,689
Paychex Inc 5.35% 4/15/2032		2,147,000	2,175,029
Paychex Inc 5.6% 4/15/2035		1,681,000	1,697,988
Verisk Analytics Inc 4.45% 3/15/2031		2,518,000	2,476,603
			9,541,549
Trading Companies & Distributors - 0.2%
FTAI Aviation Investors LLC 7% 6/15/2032 (o)		510,000	526,913
FTAI Aviation Investors LLC 7.875% 12/1/2030 (o)		1,200,000	1,258,792
Herc Holdings Inc 5.75% 3/15/2031 (o)		735,000	734,922
Herc Holdings Inc 6% 3/15/2034 (o)		675,000	670,767
Herc Holdings Inc 7% 6/15/2030 (o)		1,900,000	1,974,239
Herc Holdings Inc 7.25% 6/15/2033 (o)		1,315,000	1,371,725
QXO Building Products Inc 6.75% 4/30/2032 (o)		3,035,000	3,092,528
Sumisho Air Lease Corp 4.4% 3/24/2028 (o)		7,147,000	7,111,222
Sumisho Air Lease Corp 4.5% 3/24/2029 (o)		7,076,000	7,032,964
Sumisho Air Lease Corp 4.85% 3/24/2031 (o)		8,871,000	8,789,814
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (o)		520,000	544,800
United Rentals North America Inc 5.375% 11/15/2033 (o)		2,130,000	2,103,361
United Rentals North America Inc 6.125% 3/15/2034 (o)		1,890,000	1,939,677
			37,151,724
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (o)		525,000	543,300
TOTAL INDUSTRIALS			194,352,814
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Technologies Holding GmbH 3.625% 3/30/2031	EUR	590,000	695,375
Coherent Corp 5% 12/15/2029 (o)		1,145,000	1,133,324
Dell International LLC / EMC Corp 4.15% 2/15/2029		8,943,000	8,875,372
Dell International LLC / EMC Corp 4.5% 2/15/2031		17,706,000	17,551,706
Dell International LLC / EMC Corp 4.75% 10/6/2032		11,804,000	11,723,594
Dell International LLC / EMC Corp 5.1% 2/15/2036		21,790,000	21,701,939
Sensata Technologies Inc 3.75% 2/15/2031 (o)		595,000	558,036
Sensata Technologies Inc 6.625% 7/15/2032 (o)(w)		1,020,000	1,056,385
			63,295,731
IT Services - 0.0%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (o)		3,730,000	3,719,883
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (o)		1,265,000	1,263,549
CoreWeave Inc 9% 2/1/2031 (o)(w)		5,820,000	5,901,012
CoreWeave Inc 9.25% 6/1/2030 (o)		1,745,000	1,780,297
CoreWeave Inc 9.75% 10/1/2031 (o)		3,035,000	3,130,521
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (o)		600,000	564,666
			16,359,928
Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology Inc 5.875% 10/1/2033 (o)(w)		540,000	542,477
Broadcom Inc 1.95% 2/15/2028		3,204,000	3,084,608
Broadcom Inc 2.45% 2/15/2031		45,257,000	41,101,661
Broadcom Inc 2.6% 2/15/2033		27,706,000	24,148,337
Broadcom Inc 3.187% 11/15/2036 (o)		7,432,000	6,217,223
Broadcom Inc 3.419% 4/15/2033		2,460,000	2,247,999
Entegris Inc 3.625% 5/1/2029 (o)		1,005,000	960,010
Entegris Inc 4.75% 4/15/2029 (o)		1,855,000	1,842,813
Entegris Inc 5.95% 6/15/2030 (o)		1,805,000	1,823,628
ON Semiconductor Corp 3.875% 9/1/2028 (o)		1,355,000	1,322,012
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (b)		1,599,896	1,433,945
			84,724,713
Software - 0.3%
Cloud Software Group Inc 8.25% 6/30/2032 (o)		1,446,000	1,419,623
Cloud Software Group Inc 9% 9/30/2029 (o)		3,756,000	3,711,382
Fiserv Funding ULC 3.5% 6/15/2032	EUR	899,000	1,020,458
Oracle Corp 3.6% 4/1/2040		7,706,000	5,714,031
Oracle Corp 4.45% 9/26/2030		6,726,000	6,521,264
Oracle Corp 4.55% 2/4/2029		560,000	554,405
Oracle Corp 4.8% 9/26/2032		11,220,000	10,781,419
Oracle Corp 4.95% 2/4/2031		1,132,000	1,113,147
Oracle Corp 5.2% 9/26/2035		10,214,000	9,727,699
Oracle Corp 5.35% 5/4/2033		1,140,000	1,122,082
Oracle Corp 5.7% 2/4/2036		562,000	552,151
Oracle Corp 5.875% 9/26/2045		6,299,000	5,633,418
Oracle Corp 5.95% 9/26/2055		7,897,000	6,905,508
Oracle Corp 6.1% 9/26/2065		8,128,000	7,016,104
Oracle Corp 6.55% 2/4/2046		792,000	763,640
Oracle Corp 6.7% 2/4/2056		562,000	541,269
Oracle Corp 6.85% 2/4/2066		112,000	107,284
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.6986% 2/4/2029 (b)(c)		560,000	559,093
Rackspace Finance LLC 3.5% 5/15/2028 (o)		1,874,575	1,583,878
			65,347,855
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (o)		1,340,000	1,362,941
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (o)		765,000	779,584
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (o)		500,000	521,065
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (o)		315,000	329,362
			2,992,952
TOTAL INFORMATION TECHNOLOGY			232,721,179
Materials - 0.4%
Chemicals - 0.3%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (b)(o)		2,976,254	2,381,003
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (o)		595,000	619,495
Celanese US Holdings LLC 6.75% 4/15/2033 (w)		2,360,000	2,434,762
Celanese US Holdings LLC 7% 2/15/2031		1,140,000	1,181,531
Celanese US Holdings LLC 7.35% 11/15/2028 (b)		5,198,000	5,420,563
Celanese US Holdings LLC 7.375% 2/15/2034		3,415,000	3,566,787
Celanese US Holdings LLC 7.379% 7/15/2032 (b)(w)		1,060,000	1,114,040
Celanese US Holdings LLC 7.55% 11/15/2030 (b)		9,316,000	9,909,235
Celanese US Holdings LLC 7.7% 11/15/2033 (b)(w)		5,688,000	6,108,394
Chemours Co/The 4.625% 11/15/2029 (o)		1,735,000	1,665,071
Chemours Co/The 5.75% 11/15/2028 (o)		1,116,000	1,114,004
Chemours Co/The 7.875% 3/15/2034 (o)		1,585,000	1,607,734
Chemours Co/The 8% 1/15/2033 (o)		1,350,000	1,379,265
CompoSecure Holdings LLC 5.625% 2/1/2033 (o)(w)		2,170,000	2,106,506
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (o)		1,070,505	725,267
Mativ Holdings Inc 8% 10/1/2029 (o)		2,345,000	2,335,748
Methanex US Operations Inc 6.25% 3/15/2032 (o)(w)		1,350,000	1,390,165
Olin Corp 5% 2/1/2030 (w)		3,040,000	2,950,019
Olin Corp 6.625% 4/1/2033 (o)		2,020,000	2,005,178
Olympus Water US Holding Corp 6.25% 10/1/2029 (o)(w)		1,139,000	1,117,203
Olympus Water US Holding Corp 6.75% 8/1/2032 (o)(w)		1,960,000	1,913,591
Olympus Water US Holding Corp 7.25% 2/15/2033 (o)(w)		2,665,000	2,634,761
Perimeter Holdings LLC 6.25% 1/15/2034 (o)		1,115,000	1,109,676
Tronox Inc 4.625% 3/15/2029 (o)(w)		3,037,000	2,418,964
WR Grace Holdings LLC 5.625% 8/15/2029 (o)		2,650,000	2,537,950
WR Grace Holdings LLC 6.625% 8/15/2032 (o)		1,500,000	1,488,424
WR Grace Holdings LLC 7% 8/1/2033 (o)		755,000	748,937
WR Grace Holdings LLC 7.375% 3/1/2031 (o)		319,000	320,895
			64,305,168
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (o)		3,225,000	3,283,901
Quikrete Holdings Inc 6.75% 3/1/2033 (o)		1,305,000	1,323,757
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (o)		1,395,000	1,398,772
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (o)		1,590,000	1,676,110
			7,682,540
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (o)		1,855,000	1,759,468
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (o)		810,000	816,246
Canpack Group Inc / CANPACK SA 6% 5/15/2031 (o)		330,000	331,621
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (o)		1,330,000	1,278,399
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (o)(w)		1,165,000	1,119,381
Crown Americas LLC 5.875% 6/1/2033		1,515,000	1,523,619
Graphic Packaging International LLC 3.75% 2/1/2030 (o)(w)		610,000	572,113
Graphic Packaging International LLC 6.375% 7/15/2032 (o)		1,000,000	1,008,359
			8,409,206
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (o)		3,355,000	3,501,875
Alumina Pty Ltd 6.375% 9/15/2032 (o)		1,925,000	1,975,106
Cleveland-Cliffs Inc 7% 3/15/2032 (o)		430,000	434,712
Cleveland-Cliffs Inc 7.375% 5/1/2033 (o)		580,000	595,704
Cleveland-Cliffs Inc 7.625% 1/15/2034 (o)		635,000	653,504
Commercial Metals Co 3.875% 2/15/2031		700,000	653,554
Commercial Metals Co 5.75% 11/15/2033 (o)		1,435,000	1,436,081
Commercial Metals Co 6% 12/15/2035 (o)		1,430,000	1,432,670
Kaiser Aluminum Corp 5.875% 3/1/2034 (o)		1,100,000	1,094,781
Novelis Corp 3.875% 8/15/2031 (o)		510,000	463,863
Novelis Corp 6.375% 8/15/2033 (o)		510,000	514,971
Novelis Corp 6.875% 1/30/2030 (o)(w)		1,855,000	1,906,042
			14,662,863
TOTAL MATERIALS			95,059,777
Real Estate - 1.5%
Diversified REITs - 0.3%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		2,145,000	2,138,474
Piedmont Operating Partnership LP 2.75% 4/1/2032		2,906,000	2,470,488
Safehold GL Holdings LLC 6.1% 4/1/2034		2,520,000	2,643,589
Store Capital LLC 2.75% 11/18/2030		3,880,000	3,500,412
Store Capital LLC 4.625% 3/15/2029		3,549,000	3,516,976
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (o)		1,354,000	1,315,458
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (o)		3,134,000	3,095,915
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (o)		2,845,000	2,982,544
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (o)		1,180,000	1,237,048
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (o)		104,000	103,847
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (o)		255,000	250,858
VICI Properties LP 4.75% 2/15/2028		13,710,000	13,728,696
VICI Properties LP 4.75% 4/1/2028		2,811,000	2,810,885
VICI Properties LP 4.95% 2/15/2030		20,675,000	20,678,865
VICI Properties LP 5.125% 5/15/2032		4,986,000	4,948,100
VICI Properties LP 5.75% 4/1/2034		42,000	42,838
Vornado Realty LP 2.15% 6/1/2026		3,551,000	3,551,000
WP Carey Inc 3.85% 7/15/2029		2,566,000	2,510,308
WP Carey Inc 4.25% 7/23/2032	EUR	295,000	351,325
			71,877,626
Health Care REITs - 0.5%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (o)		1,860,000	1,815,815
Healthcare Realty Holdings LP 3.1% 2/15/2030		2,678,000	2,522,787
Healthpeak OP LLC 3.25% 7/15/2026		1,156,000	1,154,429
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	460,000	520,755
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		1,750,000	1,253,805
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		1,415,000	1,156,847
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		7,097,000	6,927,612
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (o)		485,000	504,982
Omega Healthcare Investors Inc 3.25% 4/15/2033		20,688,000	18,337,620
Omega Healthcare Investors Inc 3.375% 2/1/2031		5,332,000	4,952,584
Omega Healthcare Investors Inc 3.625% 10/1/2029		11,904,000	11,439,982
Omega Healthcare Investors Inc 4.5% 4/1/2027		18,502,000	18,487,168
Omega Healthcare Investors Inc 4.75% 1/15/2028		10,700,000	10,715,746
Ventas Realty LP 3% 1/15/2030		5,631,000	5,312,894
Ventas Realty LP 4% 3/1/2028		3,986,000	3,952,179
Ventas Realty LP 4.75% 11/15/2030		11,238,000	11,261,230
			100,316,435
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (o)		1,000,000	992,077
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (o)(w)		1,160,000	1,193,198
			2,185,275
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		3,649,000	3,327,113
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	1,055,000	1,204,569
			4,531,682
Office REITs - 0.2%
Boston Properties LP 4.5% 12/1/2028		7,625,000	7,603,837
Boston Properties LP 6.75% 12/1/2027		11,623,000	11,973,971
COPT Defense Properties LP 2.75% 4/15/2031		6,606,000	5,993,803
COPT Defense Properties LP 4.5% 10/15/2030		1,793,000	1,761,438
Hudson Pacific Properties LP 4.65% 4/1/2029		15,534,000	14,592,612
			41,925,661
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		860,000	837,982
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (o)		215,000	216,852
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (o)		254,000	243,973
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (o)		657,000	648,303
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (o)		1,210,000	1,303,484
Brandywine Operating Partnership LP 3.95% 11/15/2027		8,220,000	8,021,189
Brandywine Operating Partnership LP 4.55% 10/1/2029		8,895,000	8,342,734
Brandywine Operating Partnership LP 8.3% 3/15/2028		10,931,000	11,340,957
Essex Portfolio LP 5.5% 4/1/2034		833,000	848,969
Forestar Group Inc 6.5% 3/15/2033 (o)		1,555,000	1,561,094
Howard Hughes Corp/The 4.125% 2/1/2029 (o)		570,000	550,461
Howard Hughes Corp/The 4.375% 2/1/2031 (o)		595,000	559,253
Kennedy-Wilson Inc 4.75% 2/1/2030		1,170,000	1,179,741
Kennedy-Wilson Inc 7% 6/1/2031 (o)		3,185,000	3,259,343
Kennedy-Wilson Inc 7.25% 6/1/2033 (o)		3,450,000	3,507,237
Tanger Properties LP 2.75% 9/1/2031		8,621,000	7,703,515
Tanger Properties LP 3.125% 9/1/2026		4,970,000	4,956,304
			55,081,391
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		1,451,000	1,283,671
American Homes 4 Rent LP 3.625% 4/15/2032		6,608,000	6,150,366
American Homes 4 Rent LP 5.5% 2/1/2034		2,259,000	2,293,676
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		7,275,000	6,920,414
Invitation Homes Operating Partnership LP 5.5% 8/15/2033		1,240,000	1,259,923
Sun Communities Operating LP 2.3% 11/1/2028		3,294,000	3,126,022
Sun Communities Operating LP 2.7% 7/15/2031		8,306,000	7,480,182
Sun Communities Operating LP 4.2% 4/15/2032		280,000	268,663
			28,782,917
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		10,439,000	10,162,532
Brixmor Operating Partnership LP 4.125% 5/15/2029		10,374,000	10,236,897
Kite Realty Group Trust 4.75% 9/15/2030		764,000	764,808
NNN REIT Inc 5.6% 10/15/2033		1,255,000	1,292,809
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		5,184,000	5,082,352
Realty Income Corp 2.2% 6/15/2028		1,564,000	1,499,331
Realty Income Corp 3.375% 6/20/2031	EUR	1,135,000	1,309,341
Realty Income Corp 3.4% 1/15/2028		3,355,000	3,305,498
			33,653,568
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	1,675,000	1,959,571
American Tower Corp 5.45% 2/15/2034		680,000	693,749
American Tower Corp 5.55% 7/15/2033		820,000	845,000
Iron Mountain Inc 6.25% 1/15/2033 (o)		880,000	893,676
Millrose Properties Inc 6.25% 9/15/2032 (o)(w)		585,000	587,640
Millrose Properties Inc 6.375% 8/1/2030 (o)		980,000	993,494
			5,973,130
TOTAL REAL ESTATE			344,327,685
Utilities - 1.0%
Electric Utilities - 0.6%
AEP Texas Inc 5.2% 4/15/2036		3,767,000	3,706,941
Alabama Power Co 3.05% 3/15/2032		13,712,000	12,604,828
Clearway Energy Operating LLC 3.75% 1/15/2032 (o)(w)		315,000	288,890
Clearway Energy Operating LLC 3.75% 2/15/2031 (o)		1,725,000	1,607,533
Clearway Energy Operating LLC 4.75% 3/15/2028 (o)		375,000	372,278
Clearway Energy Operating LLC 5.75% 1/15/2034 (o)		1,120,000	1,112,293
Cleco Corporate Holdings LLC 3.375% 9/15/2029		6,938,000	6,559,878
Duke Energy Corp 3.85% 6/15/2034	EUR	1,520,000	1,770,018
Duquesne Light Holdings Inc 2.532% 10/1/2030 (o)		2,680,000	2,410,716
Duquesne Light Holdings Inc 2.775% 1/7/2032 (o)		10,201,000	8,995,626
Edison International 4.8% 3/15/2031		1,133,000	1,103,345
Edison International 6.25% 3/15/2030		594,000	612,411
Edison International 7.875% 6/15/2054 (b)		1,085,000	1,110,009
Edison International 8.125% 6/15/2053 (b)		1,285,000	1,312,266
Exelon Corp 3.35% 3/15/2032		8,005,000	7,417,106
Hawaiian Electric Co Inc 6% 10/1/2033 (o)		855,000	848,604
NRG Energy Inc 3.625% 2/15/2031 (o)		840,000	779,054
NRG Energy Inc 5.25% 6/15/2029 (o)		1,085,000	1,079,498
NRG Energy Inc 5.75% 1/15/2034 (o)		1,600,000	1,582,611
NRG Energy Inc 5.75% 7/15/2029 (o)		1,745,000	1,746,597
NRG Energy Inc 5.875% 5/15/2034 (o)(w)		620,000	616,101
NRG Energy Inc 6% 1/15/2036 (o)		1,600,000	1,589,315
NRG Energy Inc 6% 2/1/2033 (o)		965,000	972,297
NRG Energy Inc 6.125% 5/15/2036 (o)		660,000	658,567
NRG Energy Inc 6.25% 11/1/2034 (o)		1,530,000	1,543,059
Pacific Gas and Electric Co 5.2% 5/1/2036		200,000	195,057
Pacific Gas and Electric Co 6% 5/1/2056		435,000	417,977
PacifiCorp 7.375% 9/15/2055 (b)		1,486,000	1,513,487
PG&E Corp 5% 7/1/2028		3,085,000	3,069,892
PG&E Corp 5.25% 7/1/2030		2,380,000	2,354,730
PG&E Corp 6.85% 9/15/2056 (b)		1,822,000	1,815,532
PG&E Corp 7.375% 3/15/2055 (b)		2,224,000	2,264,882
Sierra Pacific Power Co 6.375% 9/15/2056 (b)		2,261,000	2,257,921
Southern Co/The 1.875% 9/15/2081 (b)	EUR	1,835,000	2,089,661
Southwestern Electric Power Co 5.2% 4/1/2036		6,099,000	6,023,717
Southwestern Electric Power Co 5.3% 4/1/2033		7,374,000	7,483,309
Vistra Operations Co LLC 4.55% 10/30/2028 (o)		2,745,000	2,733,602
Vistra Operations Co LLC 5% 4/30/2031 (o)		6,743,000	6,709,489
Vistra Operations Co LLC 5.25% 4/30/2033 (o)		7,149,000	7,103,188
Vistra Operations Co LLC 5.55% 4/30/2036 (o)		12,921,000	12,867,324
Vistra Operations Co LLC 6.875% 4/15/2032 (o)		1,070,000	1,113,271
Vistra Operations Co LLC 7.75% 10/15/2031 (o)		745,000	780,941
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (o)(w)		750,000	781,153
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (o)		2,715,000	2,866,907
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (o)		960,000	1,029,159
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (o)		1,645,000	1,767,592
			129,638,632
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 3.95% 7/15/2030 (o)		37,328,000	35,846,555
AES Corp/The 6.95% 7/15/2055 (b)		1,192,000	1,175,390
Alpha Generation LLC 6.25% 1/15/2034 (o)		1,095,000	1,085,529
Alpha Generation LLC 6.75% 10/15/2032 (o)		590,000	603,709
Sunnova Energy Corp 5.875% (i)(j)(o)		2,795,000	6,988
Talen Energy Supply LLC 6.25% 2/1/2034 (o)		1,600,000	1,594,114
Talen Energy Supply LLC 6.5% 2/1/2036 (o)		1,600,000	1,609,022
			41,921,307
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029		13,668,000	12,997,123
NiSource Inc 5.8% 2/1/2042		2,300,000	2,266,544
NiSource Inc 5.95% 6/15/2041		3,281,000	3,355,217
Puget Energy Inc 4.1% 6/15/2030		12,516,000	12,136,864
Puget Energy Inc 4.224% 3/15/2032		23,786,000	22,843,461
			53,599,209
TOTAL UTILITIES			225,159,148
TOTAL UNITED STATES			3,863,259,515
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (o)		265,000	272,555
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (o)		910,000	945,408
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (o)		440,000	465,907
Navoiyuran State Enterprise 6.7% 7/2/2030 (o)		685,000	694,419

TOTAL UZBEKISTAN			2,378,289
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (j)(o)		98,000	51,568
Petroleos de Venezuela SA 5.375% (j)(p)		353,900	134,659
Petroleos de Venezuela SA 6% (j)(o)		1,847,331	730,065
Petroleos de Venezuela SA 6% (j)(o)		1,619,833	635,379

TOTAL VENEZUELA			1,551,671
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (o)		619,022	610,716
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.375% 2/15/2036 (o)		1,080,000	1,065,992
First Quantum Minerals Ltd 7.25% 2/15/2034 (o)		1,440,000	1,477,210
First Quantum Minerals Ltd 8% 3/1/2033 (o)		955,000	997,116
First Quantum Minerals Ltd 8.625% 6/1/2031 (o)		330,000	343,450

TOTAL ZAMBIA			3,883,768
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $5,001,381,565)			4,951,634,617

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
DigitalBridge Group Inc Series H, 7.125%	1,906	28,799
DigitalBridge Group Inc Series I, 7.15%	2,229	34,037
		62,836
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty Trust Inc Series F, 6.25% (b)	22,800	521,892
Franklin BSP Realty Trust Inc 7.5%	18,900	376,110
MFA Financial Inc 7.5%	13,700	281,809
		1,179,811
TOTAL FINANCIALS		1,242,647
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.5% (n)	22,980	2,274,331
Real Estate - 0.0%
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.875% Series B	16,525	375,944
Retail REITs - 0.0%
Cedar Realty Trust Inc 7.25%	137	2,786
Specialized REITs - 0.0%
National Storage Affiliates Trust Series A, 6%	6,925	158,444
TOTAL REAL ESTATE		537,174
TOTAL UNITED STATES		4,054,152
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,186,006)		4,054,152

Preferred Securities - 0.3%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (m)(p)		1,486,000	1,476,048
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (b)(m)(o)		545,000	588,741
Banco de Credito e Inversiones SA 8.75% (b)(m)(o)		550,000	605,310
Banco del Estado de Chile 7.95% (b)(m)(o)		480,000	513,567

TOTAL CHILE			1,707,618
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (b)(m)(p)	EUR	810,000	889,367
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (b)(m)(p)	EUR	730,000	764,620
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.2% (b)(m)(o)		1,705,000	1,724,595
BNP Paribas SA 7.45% (b)(m)(o)		1,080,000	1,148,939

TOTAL FRANCE			2,873,534
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (b)(m)(p)	EUR	2,200,000	2,629,198
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 7.875% (b)(m)		3,150,000	3,301,090
TOTAL GERMANY			5,930,288
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (b)(m)(p)		1,000,000	1,012,774
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(m)(o)		340,000	340,327
MEXICO - 0.1%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(m)(o)		902,000	916,288
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(m)(o)		375,000	389,149
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (b)(o)		485,000	483,811
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (b)(o)		555,000	622,366
TOTAL FINANCIALS			2,411,614
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV 5.125% (b)(m)(o)		2,670,000	2,691,886
Cemex SAB de CV 7.2% (b)(m)(o)		1,870,000	1,955,345
TOTAL MATERIALS			4,647,231
TOTAL MEXICO			7,058,845
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 6.7405% (b)(m)(o)		815,000	814,110
OCP SA 7.3682% (b)(m)(o)		200,000	199,619

TOTAL MOROCCO			1,013,729
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(i)(j)(m)(o)		390,000	19,499
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (b)(m)(p)		615,000	618,341
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (b)(m)(p)	EUR	1,410,000	1,653,357
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(j)(m)(p)	EUR	1,985,000	1,597,710

TOTAL SWEDEN			3,251,067
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(i)(j)(m)(p)		7,755,000	1,861,200
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (b)(m)(p)		720,000	744,087
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 8.875% (b)(m)(p)	GBP	1,000,000	1,414,858
HSBC Holdings PLC 6.75% (b)(m)		925,000	947,766
HSBC Holdings PLC 7% (b)(m)		560,000	578,752
TOTAL FINANCIALS			2,941,376
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 7.853% (b)(m)(p)	GBP	1,015,000	814,173
TOTAL UNITED KINGDOM			3,755,549
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 6.625% (b)(m)		1,035,000	1,066,702
Energy Transfer LP Series G, 7.125% (b)(m)		710,000	735,314
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0227% (b)(c)(m)		4,790,000	4,815,332
Sunoco LP 7.875% (b)(m)(o)		1,910,000	2,025,433
TOTAL ENERGY			8,642,781
Financials - 0.2%
Banks - 0.1%
Bank of America Corp 6.25% (b)(m)		1,080,000	1,102,757
BW Real Estate Inc 9.5% (b)(m)(o)		1,159,000	1,187,346
Citigroup Inc 6.5% (b)(m)(w)		560,000	567,531
Citigroup Inc 6.625% (b)(m)		1,610,000	1,639,357
JPMorgan Chase & Co 6.1% (b)(m)		2,775,000	2,808,621
Truist Financial Corp 6.25% (b)(m)		1,325,000	1,328,051
Wells Fargo & Co 6.125% (b)(m)(w)		1,700,000	1,734,909
			10,368,572
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (b)(m)(w)		1,969,000	1,920,117
Ally Financial Inc 5 year U.S. Treasury Index + 0%, 7.1% (b)(c)(m)		1,485,000	1,503,896
			3,424,013
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(i)(m)		630,342	624,878
TOTAL FINANCIALS			14,417,463
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (b)(m)(o)		2,541,000	2,566,424
Sumisho Air Lease Corp 4.125% (b)(m)		3,728,000	3,704,147
Sumisho Air Lease Corp 4.65% (b)(m)		1,350,000	1,361,976
TOTAL INDUSTRIALS			7,632,547
TOTAL UNITED STATES			30,692,791
TOTAL PREFERRED SECURITIES (Cost $68,741,188)			64,009,684

U.S. Government Agency - Mortgage Securities - 18.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 18.2%
Fannie Mae 2% 11/1/2051	10,413,848	8,426,188
Fannie Mae 2% 3/1/2052	9,612,649	7,765,896
Fannie Mae 2.5% 4/1/2052	2,510,397	2,140,649
Fannie Mae 2.5% 5/1/2052	4,805,744	4,082,903
Fannie Mae 2.5% 6/1/2052	10,539,141	9,013,211
Fannie Mae 3% 12/1/2051	9,780,969	8,636,719
Fannie Mae 3% 6/1/2052	4,633,949	4,129,486
Fannie Mae 3.5% 7/1/2047	91,803	85,054
Fannie Mae 5.5% 2/1/2055	4,899,115	4,977,176
Fannie Mae 6.5% 7/1/2054	166,212	175,030
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.57% 4/1/2037 (b)(c)	5,178	5,313
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	1,103	1,132
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	705	720
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	1,810	1,862
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 3/1/2037 (b)(c)	6,049	6,228
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6095%, 6.335% 5/1/2035 (b)(c)	6,476	6,653
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	1,261	1,301
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.099% 11/1/2036 (b)(c)	1,731	1,783
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.053% 3/1/2033 (b)(c)	2,727	2,791
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.076% 5/1/2036 (b)(c)	3,888	4,009
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.127% 6/1/2042 (b)(c)	5,707	5,940
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7394%, 6.079% 3/1/2040 (b)(c)	10,155	10,568
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.095% 7/1/2035 (b)(c)	1,961	2,017
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	18,009	18,800
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.038% 2/1/2036 (b)(c)	4,457	4,607
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (b)(c)	35,507	37,079
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	1,874	1,958
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.392% 12/1/2040 (b)(c)	226,040	236,391
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(c)	3,654	3,807
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (b)(c)	12,448	13,001
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (b)(c)	3,787	3,961
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	3,170	3,313
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.07% 12/1/2035 (b)(c)	7,010	7,255
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	1,110	1,160
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	7,337	7,640
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.929% 10/1/2033 (b)(c)	11,002	11,271
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (b)(c)	2,463	2,539
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.218% 6/1/2036 (b)(c)	7,426	7,659
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (b)(c)	3,372	3,468
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.381% 7/1/2034 (b)(c)	2,318	2,381
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	5,527,558	4,985,207
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	877,334	742,078
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	10,803,573	8,278,850
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	85,246	76,882
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	862,380	730,558
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	7,384,723	6,193,784
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	59,149	53,346
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	877,881	743,105
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	896,961	758,082
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	8,714,780	6,678,195
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	915,465	773,192
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	201,179	155,862
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	3,749,025	3,031,117
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	98,910	79,228
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	7,997,118	6,917,745
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	2,455,489	2,126,965
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,677,779	2,169,190
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,372,749	1,948,787
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	849,075	687,014
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	11,135,888	8,919,936
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	5,603,258	4,589,813
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	69,742	56,321
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	21,513	17,260
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	14,997,274	13,098,742
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	3,973,492	3,441,914
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	3,135,848	2,715,791
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,572,665	1,279,867
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	544,004	440,172
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	540,008	436,938
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	7,937,005	6,484,100
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	5,046,546	4,111,713
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	949,794	773,259
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	41,373	33,425
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	5,374,958	4,687,328
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	779,578	682,524
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,744	11,996
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,946,555	1,577,455
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	555,276	448,945
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	434,273	353,420
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	39,581	32,064
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	3,928,320	3,195,720
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,760,917	2,247,754
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,523,363	1,245,456
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	997,431	798,950
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	1,340,297	1,320,206
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	293,449	271,220
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	202,749	187,391
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	196,788	181,882
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	104,055	96,336
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,733	12,834
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	279,983	228,119
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	38,698	31,384
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	692,840	555,187
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	308,428	247,053
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	63,484	51,486
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,183,378	4,221,579
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,977,317	1,618,450
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,334,758	1,085,836
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	995,598	797,482
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	881,847	720,972
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,292,198	1,124,756
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	678,214	592,949
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	903,802	730,166
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	616,909	498,390
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	520,206	416,689
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	168,230	134,753
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	295,687	273,289
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	15,457,929	13,472,709
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	685,791	549,324
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	360,722	288,941
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	339,770	313,714
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	2,264,445	1,966,807
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	486,195	424,994
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	720,327	583,516
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	996,269	798,020
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	2,517,706	2,186,631
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	230,758	200,254
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	28,084,110	22,750,109
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,704,458	1,389,254
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,504,980	1,215,378
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,389,877	1,125,898
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	319,963	260,892
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	191,975	155,513
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	156,272	126,591
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	46,166	37,398
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	22,029	17,845
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	16,268,529	14,231,859
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	526,524	426,522
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	430,526	347,680
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	244,291	199,726
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	54,096	43,687
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	499,050	404,266
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	1,271,671	1,018,619
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	807,695	652,523
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	850,471	817,467
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	2,390,635	2,030,308
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,747,832	2,342,254
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	643,056	546,132
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	808,575	778,704
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	732,787	706,093
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	550,606	507,836
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	2,339,225	2,089,674
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	14,326,198	12,278,814
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,486,279	1,262,725
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	131,162	128,405
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	536,765	516,928
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	237,811	227,458
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	61,268	58,602
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	2,703	2,592
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	1,967,995	1,771,136
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,326,880	1,183,528
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	447,724	400,403
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	9,623,851	8,212,398
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	6,086,203	5,170,766
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	4,615,354	3,921,150
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	1,506,078	1,447,636
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	3,233,066	3,109,193
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	431,167	412,385
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	4,400,067	4,224,408
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	6,407,197	5,443,478
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	3,942,369	3,364,174
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	3,492,871	2,978,417
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	452,228	435,512
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	163,210	137,948
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	710,267	641,922
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	3,027,879	2,574,343
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	810,641	779,589
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	7,294,432	6,270,207
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	867,587	740,887
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	492,191	422,620
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	711,147	687,207
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	840,813	753,920
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	656,260	587,667
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	630,699	568,445
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	330,873	295,968
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	131,321	117,302
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	18,159,640	15,558,737
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,120,230	13,705,631
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	9,621,912	8,162,635
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	8,768,648	7,499,063
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,493,822	6,408,814
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	9,145,347	7,818,363
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	4,936,246	4,230,798
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	11,828,100	10,115,546
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	2,165,535	1,853,347
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	1,573,540	1,348,662
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	1,833,570	1,651,060
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	2,463,577	2,201,718
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	666,473	598,130
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	6,654,818	5,703,765
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,692,625	3,161,443
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,022,137	986,456
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	3,932,218	3,514,861
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	10,467,183	8,873,168
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	8,373,154	7,098,032
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	8,065,635	6,837,345
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	3,587	3,484
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	514,592	470,948
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	41,890	38,245
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	34,975	32,222
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,795	10,872
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,843	10,808
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,237	10,252
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,292	9,396
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	6,572,439	5,797,385
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	3,797	3,677
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	10,368	9,468
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	2,769,253	2,486,824
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	7,334,725	6,531,665
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,215,132	1,953,221
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	99,146	95,818
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	529,017	516,011
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	296,786	272,278
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	248,458	227,537
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,481	8,660
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,463,592	3,109,267
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,355,960	3,012,646
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,293,461	1,140,930
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,449,585	6,599,030
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,893,837	5,250,378
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	4,943,182	4,372,616
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	4,631,598	4,104,233
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	63,636	56,609
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	46,472	41,340
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	1,478,904	1,438,773
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	13,996	13,542
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	12,000,663	10,585,486
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,735,695	3,293,996
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,330,071	2,061,123
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,001,824	1,773,266
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	883,111	866,176
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	19,533	18,989
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	369,812	361,271
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	88,101	80,631
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	84,574	77,254
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	72,133	65,762
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	46,266	42,482
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	6,857	6,238
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	2,928,074	2,601,996
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	2,695,317	2,401,056
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	6,811,474	6,010,360
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	4,476,341	3,949,868
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	719,896	632,977
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	523,833	460,587
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	315,091	306,091
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	274,652	265,151
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	160,720	155,750
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	113,105	106,836
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	135,441	124,081
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,211	5,678
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	1,211,844	1,087,873
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	6,264,499	5,568,827
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	3,217,131	2,828,703
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,390,139	2,129,942
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	18,746	18,132
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	49,582	47,748
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	5,694	5,200
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,585,885	2,330,109
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	24,804	22,081
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	5,320,387	4,739,534
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,003,355	2,659,509
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	8,337	8,086
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	436,468	398,121
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	89,487	81,852
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	26,234	23,967
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	13,258	12,041
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,267	6,679
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,869	6,246
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	47,418	42,788
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	1,118,902	1,007,960
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	721,722	641,349
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	385,687	340,085
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	65,492	63,515
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	21,530	19,649
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,713	4,294
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,262	3,873
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	4,054,385	3,602,879
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,672,625	1,479,562
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	2,018,766	1,956,317
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	1,047,886	1,025,239
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	35,918	34,220
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	149,538	140,995
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	84,586	77,649
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	4,783,030	4,245,896
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	3,940,511	3,491,835
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2038	17,914	17,039
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	52,764	49,196
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	104,019	94,679
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	98,463	88,730
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	34,424	30,877
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	10,319,237	9,157,163
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	4,788,480	4,249,237
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	2,758,105	2,444,060
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	127,284	123,345
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	107,294	103,937
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	2,317,771	2,254,864
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	215,995	197,786
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	46,111	42,004
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	16,885	15,400
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	6,791	6,176
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	74,157	69,713
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	1,521	1,428
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	179,352	168,260
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	19,226	17,754
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	506,121	469,479
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	112,053	103,940
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	58,902	54,637
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	1,743,136	1,620,205
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	409,634	375,753
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	9,295	8,776
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	564,626	529,702
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	174,940	164,126
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	53,431	50,127
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	9,534	8,934
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	21,271	19,733
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	371,593	345,387
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	1,588,516	1,476,489
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	31,617,755	29,447,256
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	31,008	29,037
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	17,801	16,619
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	2,827,462	2,588,299
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,129,533	1,062,179
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	39,749	37,364
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	9,363	8,755
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	36,631	34,179
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	19,557	18,156
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	13,144	12,194
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	387,986	359,896
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	24,700	23,159
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	837,730	767,132
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	110,280	103,274
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	428,966	392,012
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	269,506	252,156
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	937,635	868,905
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	13,421,090	12,365,547
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	121,063	113,228
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	2,429,130	2,252,557
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	873,002	809,428
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	3,506,283	3,225,042
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	4,689,103	4,526,536
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	6,635	6,224
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	336,253	314,607
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	5,959	5,595
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,304,557	2,124,028
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	15,454,833	14,162,066
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	34,302	32,021
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	8,318	7,733
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	2,044,247	1,898,803
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	51,797	48,112
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	50,911	47,288
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	49,520	45,997
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	35,149	32,648
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	16,248	15,092
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	4,088,046	3,834,991
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	5,512,071	5,064,777
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,399,403	1,277,535
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	559	526
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	219,020	205,539
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	78,540	73,904
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	216,573	203,469
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	44,604	41,862
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,772,889	1,647,859
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	888,254	825,612
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	47,297	43,742
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	687,499	627,627
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	71,602	69,014
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	129,039	120,996
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	120,985	113,521
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	12,380	11,615
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	11,088	10,435
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	4,876,273	4,533,826
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,053,525	979,227
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	415,944	402,115
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	42,697	41,225
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	41,655	40,236
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	16,950	16,375
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,381	12,943
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,085	12,648
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,559	11,163
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,313	8,035
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,114	4,945
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,807	3,670
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,017	1,971
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	356,398	344,387
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	6,709	6,450
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	1,816	1,800
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	2,085,775	2,012,167
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	27,496	26,418
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	4,815	4,633
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	1,894,687	1,814,522
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	118,496	112,907
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	101,205	97,924
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	66,322	63,974
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	26,592	25,715
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	20,666	20,033
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	13,338	12,908
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	512,216	494,496
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	353,017	340,763
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	21,668	20,893
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	7,011	6,772
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	2,043	1,999
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	25,790	24,924
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	13,587	13,055
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	1,228,949	1,186,723
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	2,255,953	2,164,134
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	2,002,221	1,918,432
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	19,128	18,235
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	366,381	349,788
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	815,209	788,205
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	116,057	112,314
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	96,112	93,153
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	87,225	84,221
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	81,626	78,769
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	76,948	74,349
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	74,321	71,924
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	65,927	63,748
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	63,406	61,143
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	57,197	55,227
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	56,018	54,206
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	54,268	52,374
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	49,847	48,204
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	38,088	36,734
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	36,837	35,517
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,303	31,308
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	31,432	30,396
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	25,901	24,976
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	21,485	20,893
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,926	14,330
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,774	4,603
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,591	4,442
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,036	1,000
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	316,872	305,977
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	179,745	173,503
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	146,485	141,327
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	7,709	7,413
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	10,950	10,613
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	9,320	8,996
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	155,033	147,722
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	20,245	19,290
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	198,497	191,733
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	82,476	79,754
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,682	11,293
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,418	11,036
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,282	6,067
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,621	5,466
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,300	5,135
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,172	4,999
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,082	4,916
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,544	4,406
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,439	4,296
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,177	4,018
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,745	3,618
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,681	2,594
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,340	1,300
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	122,842	118,514
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	55,521	53,528
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	50,512	48,732
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	14,959	14,438
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	10,037	9,683
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	39,848	38,150
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	489,877	469,343
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	37,267	35,536
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	88,353	84,186
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	339,334	328,090
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	50,464	48,787
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	16,588	16,115
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	14,860	14,359
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	5,659	5,454
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	4,374	4,226
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	252,847	243,877
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	25,089	24,135
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	8,468	8,236
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,571	4,422
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,173	4,021
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	43,199	41,481
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	474,319	451,356
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	78,474	74,773
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	11,365	11,096
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	44,970	43,421
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	20,826	20,074
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	19,111	18,454
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	17,389	16,761
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	11,242	10,861
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	10,092	9,789
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	9,010	8,707
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	8,033	7,745
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,255	4,130
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,855	3,725
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,819	2,727
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	172,084	165,805
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	23,660	22,838
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,153	20,412
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	12,180	11,737
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	12,162	11,725
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	10,334	9,964
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	8,933	8,624
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	58,393	55,970
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	250,755	240,266
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	149,408	144,164
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	106,094	102,381
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	50,083	48,316
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	29,964	28,892
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	23,011	22,122
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	22,572	21,753
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	7,796	7,515
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	7,025	6,758
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,198	3,100
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	36,160	34,732
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	6,552,109	6,272,044
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	75,684	72,259
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	3,873,370	3,665,268
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	21,473	20,456
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	43,063	41,089
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	1,000,280	953,103
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	702,922	661,807
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	22,426	21,076
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	59,363	57,359
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	5,502	5,296
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	10,503	10,030
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	330,161	315,415
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	540,689	514,850
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	21,450	20,434
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	19,334	18,756
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	3,924	3,810
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	1,317	1,276
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	128,533	122,748
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	77,818	74,218
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	14,450	13,760
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	95,930	92,949
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	27,233	26,297
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	10,199	9,847
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	24,248	23,401
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	10,963	10,546
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	9,368	9,030
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	5,863	5,684
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,606	2,517
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	397,236	379,246
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	23,188	22,116
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	112,195	106,904
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	10,445	9,952
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	198,498	189,089
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	18,625	18,494
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	2,024	2,009
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	1,115	1,106
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	32,085	31,862
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,555	2,535
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,376	2,358
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	1,150	1,141
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	476	474
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	421,453	411,266
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	21,755	21,621
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	17,996	17,882
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	5,956	5,916
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	8,965	8,913
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	10,854	10,718
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	107,194	104,603
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	84,762	82,713
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	9,846	9,769
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	6,982	6,929
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	2,523	2,504
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	6,742	6,708
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	483,896	478,218
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	20,729	20,482
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	11,305	11,162
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	7,407	7,316
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	52,302	51,638
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,066	3,040
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	5,317	5,249
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	3,281	3,226
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	59,741	58,297
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	3,510	3,415
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	24,108	23,956
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	453	450
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,015	1,006
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	842	835
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	2,954	2,935
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	100,193	99,040
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	49,462	48,825
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	20,588	20,344
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	3,520	3,475
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	3,094	3,056
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	8,919	8,768
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	1,301	1,284
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	2,875,441	2,812,233
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	2,834	2,813
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	709,827	700,979
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	39,054	38,511
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	2,217	2,188
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	2,238,442	2,201,980
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	993,467	980,656
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	36,725	35,975
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	43,840	42,712
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	9,802	9,751
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	15,095	14,977
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	4,513	4,479
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	45,589	45,290
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	9,949	9,874
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	647	644
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,214,348	2,187,796
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	60,415	59,049
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	14,803	14,482
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	45,843	44,663
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	20,928	20,791
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	13,235	13,141
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	12,544	12,468
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	9,993	9,925
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	8,958	8,901
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	6,362	6,316
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	6,017	5,973
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	3,973	3,949
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	370,729	368,218
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	215,603	214,186
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	66,417	65,994
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	46,986	46,411
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	3,712	3,669
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	10,926	10,773
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,801	3,749
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	2,273	2,249
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	61,179	59,745
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	40,702	39,782
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	18,405	18,029
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	14,386	14,074
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	146,077	142,318
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	65,739	64,274
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	19,260	19,127
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	14,617	14,522
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	14,126	14,032
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	13,690	13,604
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	13,654	13,553
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	10,059	9,993
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,391	9,330
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,363	9,296
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	8,041	7,988
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	7,999	7,940
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	7,498	7,444
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	7,012	6,969
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,459	6,418
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,284	6,239
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	4,533	4,505
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,649	3,623
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,250	3,228
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	1,766	1,758
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	1,712	1,699
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	396	394
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	13,894	13,808
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,335,043	3,308,631
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,773	1,754
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	3,639	3,595
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	55,593	54,336
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	22,123	21,664
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	10,165	9,954
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	8,124	7,940
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	41,603	40,676
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	12,806	12,746
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	6,858	6,812
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	19,853	19,719
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	14,280	14,182
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	10,096	10,032
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	5,086	5,053
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	4,303	4,274
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	2,303	2,286
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	460,390	454,399
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	140,859	138,565
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	12,703	12,455
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	83,924	82,105
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	16,942	16,559
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	10,509	10,291
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	12,421	12,348
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	4,158	4,130
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	2,439	2,424
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,630	1,627
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	997	994
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	131,228	129,708
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	17,871	17,683
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	5,485	5,426
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	3,106	3,069
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,183	1,169
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	763	755
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	4,254	4,196
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2046	41,073	40,273
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	50,096	48,963
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	27,601	27,420
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	21,871	21,737
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	20,855	20,723
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	20,402	20,277
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	19,640	19,538
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,370	18,256
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	18,373	18,252
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	16,812	16,705
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	16,101	15,996
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	15,859	15,761
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	14,415	14,331
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	13,612	13,541
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,699	12,623
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,755	11,680
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,722	10,651
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,831	9,769
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,974	8,920
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	8,735	8,681
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,024	6,982
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,171	6,132
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,960	5,932
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,324	5,301
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,225	5,193
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,147	5,115
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,080	5,054
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,207	4,186
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,764	2,746
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,499	2,484
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,406	2,391
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	245	244
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,329	1,314
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,264	1,250
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,442	3,406
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,616	1,594
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	1,291,050	1,255,005
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	28,618	28,427
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	27,896	27,709
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	27,378	27,218
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	25,929	25,771
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	22,701	22,560
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	17,737	17,617
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	16,951	16,846
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	16,720	16,623
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	15,423	15,326
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	15,142	15,048
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,188	14,096
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,483	13,398
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,371	13,294
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,587	11,511
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,693	10,624
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,255	8,200
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	7,973	7,923
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,346	6,303
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,214	6,176
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,153	5,120
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,138	5,104
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,369	4,351
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,944	2,930
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,881	2,862
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	39,196	38,910
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	33,675	33,453
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	1,825	1,813
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	175,646	173,443
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	7,397	7,321
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	1,989	1,962
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	235,862	232,884
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	21,740	21,262
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	6,003	5,858
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2038	238,904	242,089
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	380,374	383,543
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	244,699	246,126
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	151,449	152,333
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	14,263	14,363
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	5,206,600	5,190,269
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,746,022	1,743,273
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2029	5,530	5,558
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2035	177,241	179,105
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	497,490	500,677
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,598,267	4,596,776
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,073,113	4,066,701
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,652,384	2,644,065
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	194,242	195,618
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2040	214,223	215,472
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2040	29,308	29,477
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	2,863,302	2,857,005
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	697,254	701,725
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	465,214	468,374
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	423,472	425,809
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	18,498,417	18,221,013
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	225,188	226,541
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2034	2,972	2,992
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	66,188	66,578
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	1,891	1,905
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	17,606	17,733
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	4,072	4,101
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	2,178	2,194
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	1,043	1,050
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	80,669	81,269
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	73,043	73,549
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	10,116,266	9,961,242
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	4,556,412	4,585,369
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	348,225	350,438
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	789	795
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	52,418	52,747
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	3,850,815	3,791,804
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	46,492	46,772
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	27,247	27,406
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	24,055	24,199
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2038	2,830	2,851
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	313,389	315,338
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	15,334	15,445
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	15,218	15,328
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	110,837	111,519
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	51,848	52,219
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	2,348	2,365
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	389,026	391,775
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	192,884	194,008
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	124,914	125,639
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	43,417	43,683
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	340,878	342,972
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	5,807	5,841
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (b)	198,763	199,222
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	6,887,831	7,001,454
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	14,683,738	14,962,675
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	2,337,075	2,386,584
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,059,137	1,074,623
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	1,422,477	1,453,500
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	1,381,051	1,412,464
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	10,372,517	10,550,108
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	4,098,399	4,168,568
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	803,571	820,091
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	4,131,370	4,202,104
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	4,285,707	4,352,387
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	2,726,104	2,781,298
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	2,156,897	2,203,262
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	5,078,398	5,162,173
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.755% 1/1/2035 (b)(c)	1,416	1,448
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.704% 12/1/2034 (b)(c)	1,519	1,553
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.785% 3/1/2035 (b)(c)	1,245	1,274
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.574% 10/1/2033 (b)(c)	557	569
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (b)(c)	806	827
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 5.96% 9/1/2035 (b)(c)	1,386	1,436
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	2,767	2,861
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	523	540
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	51,186	53,112
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	2,951	3,068
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	50,326	52,273
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	3,761	3,914
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	5,669,150	5,857,316
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	4,392,962	4,559,581
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	41,268	42,523
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	20,510	21,170
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,278	3,393
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,980	3,084
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,118	2,194
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	578	598
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	498	513
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	328	339
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	252	260
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	104	107
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	48,070	49,819
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	8,703	9,049
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,135,148	1,180,331
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	54,960	56,616
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	15,754	16,273
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	7,024	7,244
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	911	944
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	704	729
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	233	242
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	8,885	9,241
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	6,837,318	7,035,711
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	4,075,959	4,233,103
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,503,690	1,563,542
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	612,442	637,202
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	21,204	22,065
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	59,673	61,373
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	10,257	10,645
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	14,673,120	15,214,752
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	5,253,120	5,473,706
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	24,181	24,898
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	17,641	18,332
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,597	1,659
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	2,124,571	2,180,921
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	3,741,082	3,885,315
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	9,434,219	9,684,439
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	5,530,863	5,704,346
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	780	801
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,030	1,065
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	3,262	3,379
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	60,621	62,938
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	8,424,371	8,641,884
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	5,726,910	5,940,098
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	4,497,450	4,685,250
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	2,797,108	2,916,529
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,350	2,433
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,321	2,392
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,337	1,381
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	31,119	32,191
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	4,849,560	5,028,572
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	8,451,885	8,670,108
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,126	3,226
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,092	3,195
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	436	450
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	198	204
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	82	84
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	8,298	8,624
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	14,120,955	14,547,545
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	115,632	120,085
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,302,351	1,350,425
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	8,935,173	9,211,946
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	8,252,814	8,570,991
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	19,466,450	19,982,889
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,201	2,275
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,575	1,627
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,417	1,463
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	688	710
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	67	70
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	112,465	115,701
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	2,538	2,592
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,686	3,805
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,220	2,295
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,098	1,138
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	575	595
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	468	484
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	61	63
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	3,801	3,948
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	5,437,474	5,602,505
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	2,097,338	2,164,434
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,632,614	1,699,129
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	205	215
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	4,115	4,309
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	10,347,078	10,775,762
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2035	7,119	7,452
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	6,601	6,856
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	64,454	66,952
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	592	620
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	126,638	133,677
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	205	214
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,266	1,326
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	1,452,524	1,512,226
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	2,776,053	2,928,543
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	389	409
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	5,434,919	5,735,160
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	3,259,415	3,423,942
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	574	597
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	4,987,003	5,262,500
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	2,349,354	2,447,019
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	1,962,812	2,071,244
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	19,238	19,984
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,634	3,774
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	7,990	8,300
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	285	298
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,903,869	3,024,586
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	2,254	2,360
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	516	541
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	59,422	61,725
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	46,454	48,254
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	10,620	11,031
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	237,064	250,109
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	2,078,478	2,194,599
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	1,595,819	1,686,969
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	173	181
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	4,076,933	4,294,511
Fannie Mae Mortgage pass-thru certificates 6.777% 2/1/2039 (b)	45,250	46,698
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	131	131
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	11	12
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	34	36
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	444	469
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	103	109
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	90,109	96,877
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	2,119,716	2,275,944
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	456,472	488,190
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	330,735	354,181
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	252,250	269,876
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2056	66,999	71,549
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	51	51
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	13	13
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	166	175
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	66	70
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	52	55
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	93	98
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	173	183
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	125	132
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	120,482	129,192
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	95,356	102,032
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	50,424	53,537
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	27	28
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	16	17
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	41	41
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	31	32
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	28	30
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	469	495
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	44,752	47,845
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	152,699	162,140
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	92,510	99,235
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	75,438	80,435
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	65,193	69,361
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	61,114	65,232
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	58,928	62,641
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	57,248	60,756
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	52	52
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	402	425
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	220	233
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	109	115
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,641,513	1,765,831
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	31,028	33,152
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	91,040	97,035
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	89,044	95,045
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	60,164	64,467
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	55,929	59,370
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	192	203
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	83	88
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	42	44
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	402	425
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	239	252
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	9	10
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	123	130
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	814	861
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	79,652	85,473
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	94,823	101,138
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	42,568	45,578
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	9	10
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	3,055	3,229
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	196	207
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	96	101
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	29,266	31,464
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2054	62,202	66,407
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2055	58,900	63,038
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	26	27
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	98	103
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	271	286
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2053	63,897	68,567
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	49,325	52,690
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	202,444	215,761
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	1,659	1,753
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	4,054	4,284
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	146	155
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	135	143
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2053	28,630	30,705
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	746	789
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	486	514
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,898	3,063
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,079	1,140
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	585	619
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	279	295
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	797	842
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	205	217
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	62	65
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	170	180
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	64	67
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	400	422
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	366	387
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	88	93
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	1,538	1,631
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	46	46
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	148	149
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	89	94
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	98	104
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	33	35
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	6	6
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	247	261
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	37	39
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	5,149	5,442
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,297	1,371
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	46,504	49,866
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	81,739	87,109
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	80,485	86,278
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	78,698	83,914
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	62,924	67,694
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	138	138
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	34	34
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	210	222
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	184	195
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	104	109
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	34	36
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	754	797
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	1,201	1,270
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	115	122
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	57	60
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	24	24
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	1,057	1,117
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	47,844	51,191
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	53,091	56,427
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	102	102
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	264	268
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	200	202
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	113	114
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	93	95
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	80	81
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	95	96
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	890	922
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	109	112
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	64	64
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	53	54
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	44	44
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	56	57
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	60	62
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	231	240
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	93	94
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	66	67
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	116	118
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	65	66
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	453	473
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	66	66
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	64	65
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	49	50
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	348	359
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	21	22
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	193	202
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	295	297
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	73	75
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	78	78
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	83	84
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	244	246
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	40	41
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	81	81
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	151	154
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	33	33
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	45	46
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	293	302
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	3,322	3,373
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	109	113
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	196	199
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	301	311
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	151	156
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	22	22
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	3,119	3,318
Federal Home Loan Bank 6% 3/1/2056	1,898,478	1,975,973
Freddie Mac 7% 1/1/2055	60,384	64,580
Freddie Mac Gold Pool 1.5% 1/1/2036	3,241,018	2,923,017
Freddie Mac Gold Pool 1.5% 1/1/2051	10,675,946	8,181,049
Freddie Mac Gold Pool 1.5% 11/1/2035	3,402,807	3,068,931
Freddie Mac Gold Pool 1.5% 11/1/2050	87,040	67,325
Freddie Mac Gold Pool 1.5% 12/1/2035	2,591,178	2,336,938
Freddie Mac Gold Pool 1.5% 12/1/2040	522,731	442,470
Freddie Mac Gold Pool 1.5% 12/1/2050	55,760	43,130
Freddie Mac Gold Pool 1.5% 12/1/2050	21,300	16,496
Freddie Mac Gold Pool 1.5% 2/1/2041	907,193	766,667
Freddie Mac Gold Pool 1.5% 2/1/2051	10,880,441	8,337,755
Freddie Mac Gold Pool 1.5% 3/1/2041	916,608	774,034
Freddie Mac Gold Pool 1.5% 3/1/2051	8,639,931	6,620,837
Freddie Mac Gold Pool 1.5% 3/1/2051	21,524	16,675
Freddie Mac Gold Pool 1.5% 4/1/2041	3,869,832	3,268,854
Freddie Mac Gold Pool 1.5% 4/1/2041	937,145	790,803
Freddie Mac Gold Pool 1.5% 6/1/2051	50,328	38,991
Freddie Mac Gold Pool 1.5% 7/1/2035	3,541,977	3,204,408
Freddie Mac Gold Pool 1.5% 8/1/2035	2,811,944	2,541,315
Freddie Mac Gold Pool 2% 1/1/2051	3,699,951	3,000,690
Freddie Mac Gold Pool 2% 1/1/2051	1,169,890	945,865
Freddie Mac Gold Pool 2% 1/1/2051	564,542	456,437
Freddie Mac Gold Pool 2% 1/1/2051	266,852	217,086
Freddie Mac Gold Pool 2% 1/1/2051	186,290	151,548
Freddie Mac Gold Pool 2% 1/1/2052	644,632	519,780
Freddie Mac Gold Pool 2% 10/1/2041	16,749	14,499
Freddie Mac Gold Pool 2% 10/1/2050	1,541,882	1,249,033
Freddie Mac Gold Pool 2% 10/1/2050	55,412	44,888
Freddie Mac Gold Pool 2% 10/1/2051	7,634,629	6,215,603
Freddie Mac Gold Pool 2% 10/1/2051	437,758	356,667
Freddie Mac Gold Pool 2% 11/1/2041	1,518,121	1,313,611
Freddie Mac Gold Pool 2% 11/1/2050	17,309,039	14,194,632
Freddie Mac Gold Pool 2% 11/1/2050	5,899,336	4,773,348
Freddie Mac Gold Pool 2% 11/1/2050	132,178	106,950
Freddie Mac Gold Pool 2% 11/1/2050	86,294	69,823
Freddie Mac Gold Pool 2% 11/1/2050	14,537	11,780
Freddie Mac Gold Pool 2% 11/1/2051	6,891,607	5,610,684
Freddie Mac Gold Pool 2% 11/1/2051	4,548,758	3,693,344
Freddie Mac Gold Pool 2% 11/1/2051	1,541,648	1,256,070
Freddie Mac Gold Pool 2% 11/1/2051	671,799	538,117
Freddie Mac Gold Pool 2% 11/1/2051	617,408	503,038
Freddie Mac Gold Pool 2% 11/1/2051	364,228	296,757
Freddie Mac Gold Pool 2% 12/1/2051	5,296,425	4,311,995
Freddie Mac Gold Pool 2% 2/1/2036	276,134	255,217
Freddie Mac Gold Pool 2% 2/1/2036	235,209	217,172
Freddie Mac Gold Pool 2% 2/1/2041	1,443,877	1,257,727
Freddie Mac Gold Pool 2% 2/1/2051	17,539,568	14,180,881
Freddie Mac Gold Pool 2% 2/1/2051	7,622,223	6,253,142
Freddie Mac Gold Pool 2% 2/1/2051	74,434	59,622
Freddie Mac Gold Pool 2% 2/1/2051	66,045	53,501
Freddie Mac Gold Pool 2% 2/1/2052	14,183,070	11,515,880
Freddie Mac Gold Pool 2% 2/1/2052	6,108,627	4,969,417
Freddie Mac Gold Pool 2% 3/1/2036	215,517	198,990
Freddie Mac Gold Pool 2% 3/1/2041	1,567,267	1,370,736
Freddie Mac Gold Pool 2% 3/1/2051	26,052,408	21,063,580
Freddie Mac Gold Pool 2% 3/1/2051	3,809,855	3,086,251
Freddie Mac Gold Pool 2% 3/1/2052	3,641,290	2,916,703
Freddie Mac Gold Pool 2% 4/1/2051	935,652	755,898
Freddie Mac Gold Pool 2% 5/1/2036	365,831	337,777
Freddie Mac Gold Pool 2% 5/1/2041	1,344,829	1,168,754
Freddie Mac Gold Pool 2% 5/1/2051	20,168,668	16,293,924
Freddie Mac Gold Pool 2% 5/1/2051	18,257,392	14,943,821
Freddie Mac Gold Pool 2% 5/1/2051	718,628	586,182
Freddie Mac Gold Pool 2% 5/1/2051	381,962	309,536
Freddie Mac Gold Pool 2% 6/1/2041	2,235,895	1,941,780
Freddie Mac Gold Pool 2% 6/1/2050	46,094,327	37,339,655
Freddie Mac Gold Pool 2% 6/1/2050	5,026,056	4,099,731
Freddie Mac Gold Pool 2% 6/1/2051	47,909	38,705
Freddie Mac Gold Pool 2% 6/1/2052	1,134,993	916,587
Freddie Mac Gold Pool 2% 7/1/2041	9,235,450	8,029,179
Freddie Mac Gold Pool 2% 7/1/2041	16,073	13,948
Freddie Mac Gold Pool 2% 7/1/2050	136,587	110,645
Freddie Mac Gold Pool 2% 7/1/2050	58,012	46,994
Freddie Mac Gold Pool 2% 7/1/2051	944,038	762,377
Freddie Mac Gold Pool 2% 7/1/2051	394,802	321,914
Freddie Mac Gold Pool 2% 8/1/2050	7,959,519	6,447,771
Freddie Mac Gold Pool 2% 8/1/2050	370,209	301,746
Freddie Mac Gold Pool 2% 8/1/2051	898,096	727,521
Freddie Mac Gold Pool 2% 8/1/2052	30,352	24,445
Freddie Mac Gold Pool 2% 9/1/2050	39,593,567	32,073,580
Freddie Mac Gold Pool 2% 9/1/2050	288,256	233,508
Freddie Mac Gold Pool 2% 9/1/2050	39,460	31,965
Freddie Mac Gold Pool 2.5% 1/1/2041	3,069,019	2,754,426
Freddie Mac Gold Pool 2.5% 1/1/2042	2,063,229	1,837,953
Freddie Mac Gold Pool 2.5% 10/1/2041	997,641	889,903
Freddie Mac Gold Pool 2.5% 10/1/2050	2,059,041	1,759,632
Freddie Mac Gold Pool 2.5% 11/1/2031	697,110	671,332
Freddie Mac Gold Pool 2.5% 11/1/2041	610,825	546,233
Freddie Mac Gold Pool 2.5% 11/1/2041	564,887	505,772
Freddie Mac Gold Pool 2.5% 11/1/2050	1,501,585	1,288,399
Freddie Mac Gold Pool 2.5% 12/1/2050	1,370,483	1,175,909
Freddie Mac Gold Pool 2.5% 12/1/2051	6,137,853	5,233,828
Freddie Mac Gold Pool 2.5% 12/1/2051	4,925,118	4,184,322
Freddie Mac Gold Pool 2.5% 2/1/2030	154,807	150,915
Freddie Mac Gold Pool 2.5% 2/1/2042	1,966,599	1,765,117
Freddie Mac Gold Pool 2.5% 2/1/2051	5,729,813	4,912,746
Freddie Mac Gold Pool 2.5% 2/1/2052	3,254,059	2,746,306
Freddie Mac Gold Pool 2.5% 3/1/2032	3,142,699	3,019,037
Freddie Mac Gold Pool 2.5% 3/1/2051	4,094,136	3,477,050
Freddie Mac Gold Pool 2.5% 4/1/2042	425,853	379,553
Freddie Mac Gold Pool 2.5% 4/1/2052	6,219,469	5,303,422
Freddie Mac Gold Pool 2.5% 4/1/2052	2,374,362	2,029,844
Freddie Mac Gold Pool 2.5% 5/1/2041	4,151,240	3,746,959
Freddie Mac Gold Pool 2.5% 5/1/2051	24,079,879	20,608,478
Freddie Mac Gold Pool 2.5% 5/1/2052	6,723,761	5,737,641
Freddie Mac Gold Pool 2.5% 6/1/2031	578,434	559,646
Freddie Mac Gold Pool 2.5% 6/1/2040	327,301	295,960
Freddie Mac Gold Pool 2.5% 6/1/2041	501,949	448,718
Freddie Mac Gold Pool 2.5% 7/1/2032	999,972	959,061
Freddie Mac Gold Pool 2.5% 7/1/2051	3,758,370	3,207,160
Freddie Mac Gold Pool 2.5% 8/1/2041	457,072	408,803
Freddie Mac Gold Pool 2.5% 9/1/2041	995,191	893,254
Freddie Mac Gold Pool 3% 1/1/2034	52,194	50,340
Freddie Mac Gold Pool 3% 1/1/2043	44,733	40,973
Freddie Mac Gold Pool 3% 1/1/2052	1,743,411	1,532,916
Freddie Mac Gold Pool 3% 1/1/2052	695,281	611,335
Freddie Mac Gold Pool 3% 10/1/2042	35,853	32,769
Freddie Mac Gold Pool 3% 10/1/2049	3,026,399	2,675,186
Freddie Mac Gold Pool 3% 10/1/2051	1,809,550	1,602,379
Freddie Mac Gold Pool 3% 10/1/2051	689,470	607,949
Freddie Mac Gold Pool 3% 11/1/2042	5,071	4,679
Freddie Mac Gold Pool 3% 11/1/2049	23,543,226	20,965,540
Freddie Mac Gold Pool 3% 11/1/2050	885,382	780,974
Freddie Mac Gold Pool 3% 11/1/2051	2,759,965	2,431,046
Freddie Mac Gold Pool 3% 12/1/2030	280,686	273,925
Freddie Mac Gold Pool 3% 12/1/2032	810,426	788,433
Freddie Mac Gold Pool 3% 12/1/2033	29,223	28,216
Freddie Mac Gold Pool 3% 12/1/2042	788,763	722,910
Freddie Mac Gold Pool 3% 12/1/2050	7,235,934	6,382,637
Freddie Mac Gold Pool 3% 2/1/2033	268,345	262,281
Freddie Mac Gold Pool 3% 2/1/2033	87,105	84,286
Freddie Mac Gold Pool 3% 2/1/2037	308,991	293,059
Freddie Mac Gold Pool 3% 2/1/2037	17,320	16,427
Freddie Mac Gold Pool 3% 2/1/2043	52,091	47,902
Freddie Mac Gold Pool 3% 2/1/2043	25,854	23,704
Freddie Mac Gold Pool 3% 2/1/2043	10,952	10,005
Freddie Mac Gold Pool 3% 2/1/2052	785,249	690,440
Freddie Mac Gold Pool 3% 2/1/2052	651,104	574,323
Freddie Mac Gold Pool 3% 2/1/2052	500,981	440,494
Freddie Mac Gold Pool 3% 3/1/2033	50,876	49,230
Freddie Mac Gold Pool 3% 3/1/2033	22,700	21,950
Freddie Mac Gold Pool 3% 3/1/2043	54,011	49,490
Freddie Mac Gold Pool 3% 3/1/2048	352,045	314,160
Freddie Mac Gold Pool 3% 3/1/2050	5,462,961	4,828,985
Freddie Mac Gold Pool 3% 3/1/2052	2,437,462	2,161,450
Freddie Mac Gold Pool 3% 3/1/2052	886,477	779,446
Freddie Mac Gold Pool 3% 3/1/2052	668,222	594,016
Freddie Mac Gold Pool 3% 4/1/2032	18,412	17,941
Freddie Mac Gold Pool 3% 4/1/2032	6,121	5,960
Freddie Mac Gold Pool 3% 4/1/2034	358,656	346,048
Freddie Mac Gold Pool 3% 4/1/2043	22,576	20,682
Freddie Mac Gold Pool 3% 4/1/2046	89,634	80,519
Freddie Mac Gold Pool 3% 4/1/2046	81,176	73,064
Freddie Mac Gold Pool 3% 4/1/2050	5,510,674	4,871,161
Freddie Mac Gold Pool 3% 4/1/2050	2,531,224	2,246,967
Freddie Mac Gold Pool 3% 4/1/2052	4,581,868	4,085,939
Freddie Mac Gold Pool 3% 5/1/2033	26,876	26,106
Freddie Mac Gold Pool 3% 5/1/2045	27,159	24,525
Freddie Mac Gold Pool 3% 5/1/2046	1,405,148	1,263,381
Freddie Mac Gold Pool 3% 5/1/2046	220,337	198,023
Freddie Mac Gold Pool 3% 5/1/2051	2,533,714	2,234,135
Freddie Mac Gold Pool 3% 6/1/2046	1,413,071	1,268,301
Freddie Mac Gold Pool 3% 6/1/2052	3,614,954	3,201,087
Freddie Mac Gold Pool 3% 6/1/2052	2,831,630	2,489,747
Freddie Mac Gold Pool 3% 6/1/2052	1,135,201	1,002,397
Freddie Mac Gold Pool 3% 7/1/2032	27,513	26,738
Freddie Mac Gold Pool 3% 7/1/2043	111,774	102,260
Freddie Mac Gold Pool 3% 7/1/2043	28,184	25,750
Freddie Mac Gold Pool 3% 7/1/2045	57,215	51,751
Freddie Mac Gold Pool 3% 7/1/2045	20,823	19,227
Freddie Mac Gold Pool 3% 8/1/2032	40,877	39,712
Freddie Mac Gold Pool 3% 8/1/2032	23,917	23,235
Freddie Mac Gold Pool 3% 8/1/2042	10,617	9,764
Freddie Mac Gold Pool 3% 8/1/2042	8,253	7,555
Freddie Mac Gold Pool 3% 8/1/2045	26,510	23,931
Freddie Mac Gold Pool 3% 8/1/2045	15,842	14,387
Freddie Mac Gold Pool 3% 9/1/2049	38,247	34,155
Freddie Mac Gold Pool 3% 9/1/2051	2,456,639	2,166,172
Freddie Mac Gold Pool 3.5% 1/1/2032	5,961	5,848
Freddie Mac Gold Pool 3.5% 1/1/2044	3,507,862	3,299,259
Freddie Mac Gold Pool 3.5% 1/1/2044	1,763,028	1,653,681
Freddie Mac Gold Pool 3.5% 1/1/2045	1,359,670	1,276,950
Freddie Mac Gold Pool 3.5% 1/1/2046	5,410	5,031
Freddie Mac Gold Pool 3.5% 1/1/2048	3,058,269	2,818,698
Freddie Mac Gold Pool 3.5% 1/1/2048	12,716	11,819
Freddie Mac Gold Pool 3.5% 10/1/2040	100,526	94,680
Freddie Mac Gold Pool 3.5% 10/1/2042	35,121	33,004
Freddie Mac Gold Pool 3.5% 10/1/2042	5,078	4,765
Freddie Mac Gold Pool 3.5% 10/1/2047	50,536	46,972
Freddie Mac Gold Pool 3.5% 10/1/2051	2,903,050	2,666,566
Freddie Mac Gold Pool 3.5% 11/1/2033	1,676,423	1,625,971
Freddie Mac Gold Pool 3.5% 11/1/2033	367,326	355,882
Freddie Mac Gold Pool 3.5% 11/1/2040	209,109	197,431
Freddie Mac Gold Pool 3.5% 11/1/2045	1,564,418	1,456,685
Freddie Mac Gold Pool 3.5% 11/1/2045	31,327	29,044
Freddie Mac Gold Pool 3.5% 11/1/2045	26,019	24,242
Freddie Mac Gold Pool 3.5% 11/1/2047	369,030	343,005
Freddie Mac Gold Pool 3.5% 11/1/2047	25,087	23,331
Freddie Mac Gold Pool 3.5% 12/1/2033	97,966	95,544
Freddie Mac Gold Pool 3.5% 12/1/2040	200,715	189,452
Freddie Mac Gold Pool 3.5% 12/1/2047	85,450	79,424
Freddie Mac Gold Pool 3.5% 2/1/2034	1,873,949	1,828,227
Freddie Mac Gold Pool 3.5% 2/1/2034	1,652,182	1,594,328
Freddie Mac Gold Pool 3.5% 2/1/2043	2,084,420	1,955,935
Freddie Mac Gold Pool 3.5% 2/1/2043	162,488	152,889
Freddie Mac Gold Pool 3.5% 2/1/2043	60,907	57,492
Freddie Mac Gold Pool 3.5% 2/1/2046	1,083,285	1,006,169
Freddie Mac Gold Pool 3.5% 2/1/2052	772,307	708,188
Freddie Mac Gold Pool 3.5% 3/1/2032	1,871,324	1,834,778
Freddie Mac Gold Pool 3.5% 3/1/2045	479,353	446,968
Freddie Mac Gold Pool 3.5% 3/1/2045	134,850	125,911
Freddie Mac Gold Pool 3.5% 3/1/2045	100,042	93,399
Freddie Mac Gold Pool 3.5% 3/1/2045	45,033	42,320
Freddie Mac Gold Pool 3.5% 3/1/2046	2,244,118	2,092,150
Freddie Mac Gold Pool 3.5% 3/1/2047	24,087	22,250
Freddie Mac Gold Pool 3.5% 3/1/2052 (f)	5,697,952	5,223,110
Freddie Mac Gold Pool 3.5% 3/1/2052	2,282,512	2,093,367
Freddie Mac Gold Pool 3.5% 3/1/2052	2,051,664	1,878,764
Freddie Mac Gold Pool 3.5% 4/1/2037	11,471	11,068
Freddie Mac Gold Pool 3.5% 4/1/2040	248,004	234,399
Freddie Mac Gold Pool 3.5% 4/1/2042	1,353,820	1,278,550
Freddie Mac Gold Pool 3.5% 4/1/2042	87,782	82,666
Freddie Mac Gold Pool 3.5% 4/1/2042	13,105	12,341
Freddie Mac Gold Pool 3.5% 4/1/2043	192,939	180,976
Freddie Mac Gold Pool 3.5% 4/1/2043	79,434	74,615
Freddie Mac Gold Pool 3.5% 4/1/2046	1,150,069	1,068,823
Freddie Mac Gold Pool 3.5% 4/1/2046	353,454	327,914
Freddie Mac Gold Pool 3.5% 4/1/2052	2,536,017	2,337,356
Freddie Mac Gold Pool 3.5% 5/1/2033	29,801	29,113
Freddie Mac Gold Pool 3.5% 5/1/2034	114,896	111,843
Freddie Mac Gold Pool 3.5% 5/1/2034	19,270	18,768
Freddie Mac Gold Pool 3.5% 5/1/2040	459,920	434,864
Freddie Mac Gold Pool 3.5% 5/1/2040	92,310	87,250
Freddie Mac Gold Pool 3.5% 5/1/2045	468,535	436,225
Freddie Mac Gold Pool 3.5% 5/1/2045	68,263	63,564
Freddie Mac Gold Pool 3.5% 5/1/2045	36,308	33,863
Freddie Mac Gold Pool 3.5% 5/1/2045	15,978	15,044
Freddie Mac Gold Pool 3.5% 5/1/2046	2,339,284	2,177,559
Freddie Mac Gold Pool 3.5% 5/1/2046	1,126,194	1,045,622
Freddie Mac Gold Pool 3.5% 5/1/2046	520,412	482,443
Freddie Mac Gold Pool 3.5% 5/1/2052	917,782	836,709
Freddie Mac Gold Pool 3.5% 6/1/2032	1,007,963	987,440
Freddie Mac Gold Pool 3.5% 6/1/2040	417,848	395,704
Freddie Mac Gold Pool 3.5% 6/1/2045	1,945,411	1,815,369
Freddie Mac Gold Pool 3.5% 6/1/2045	557,030	519,006
Freddie Mac Gold Pool 3.5% 6/1/2045	109,216	102,008
Freddie Mac Gold Pool 3.5% 6/1/2045	89,693	83,735
Freddie Mac Gold Pool 3.5% 7/1/2032	877,246	859,639
Freddie Mac Gold Pool 3.5% 7/1/2032	254,044	248,802
Freddie Mac Gold Pool 3.5% 7/1/2040	39,964	37,712
Freddie Mac Gold Pool 3.5% 7/1/2042	1,988,722	1,867,452
Freddie Mac Gold Pool 3.5% 7/1/2047	881,345	820,017
Freddie Mac Gold Pool 3.5% 8/1/2034	196,043	190,737
Freddie Mac Gold Pool 3.5% 8/1/2034	14,710	14,320
Freddie Mac Gold Pool 3.5% 8/1/2040	268,001	253,357
Freddie Mac Gold Pool 3.5% 8/1/2042	1,098,043	1,031,791
Freddie Mac Gold Pool 3.5% 8/1/2047	1,372,013	1,276,540
Freddie Mac Gold Pool 3.5% 8/1/2047	163,975	152,411
Freddie Mac Gold Pool 3.5% 8/1/2047	103,162	95,983
Freddie Mac Gold Pool 3.5% 8/1/2051	3,939,151	3,619,496
Freddie Mac Gold Pool 3.5% 9/1/2040	182,068	172,501
Freddie Mac Gold Pool 3.5% 9/1/2042	2,931,090	2,749,861
Freddie Mac Gold Pool 3.5% 9/1/2042	2,463,632	2,310,839
Freddie Mac Gold Pool 3.5% 9/1/2042	2,025	1,899
Freddie Mac Gold Pool 3.5% 9/1/2046	409,125	380,870
Freddie Mac Gold Pool 3.5% 9/1/2046	64,716	60,186
Freddie Mac Gold Pool 3.5% 9/1/2047	27,382	25,451
Freddie Mac Gold Pool 3.5% 9/1/2047	22,634	21,038
Freddie Mac Gold Pool 4% 1/1/2041	1,111,332	1,075,844
Freddie Mac Gold Pool 4% 1/1/2041	24,367	23,651
Freddie Mac Gold Pool 4% 1/1/2041	6,595	6,379
Freddie Mac Gold Pool 4% 1/1/2043	8,968	8,621
Freddie Mac Gold Pool 4% 1/1/2044	32,912	31,545
Freddie Mac Gold Pool 4% 1/1/2044	26,909	25,853
Freddie Mac Gold Pool 4% 10/1/2041	405,888	392,278
Freddie Mac Gold Pool 4% 10/1/2041	47,875	46,291
Freddie Mac Gold Pool 4% 10/1/2041	45,415	43,911
Freddie Mac Gold Pool 4% 10/1/2041	25,220	24,382
Freddie Mac Gold Pool 4% 10/1/2042	16,718	16,113
Freddie Mac Gold Pool 4% 10/1/2042	6,638	6,455
Freddie Mac Gold Pool 4% 10/1/2042	4,749	4,565
Freddie Mac Gold Pool 4% 10/1/2043	82,217	78,934
Freddie Mac Gold Pool 4% 10/1/2043	28,998	27,796
Freddie Mac Gold Pool 4% 10/1/2043	11,383	10,967
Freddie Mac Gold Pool 4% 10/1/2043	9,733	9,333
Freddie Mac Gold Pool 4% 10/1/2052	4,151,510	3,936,573
Freddie Mac Gold Pool 4% 11/1/2041	67,314	64,975
Freddie Mac Gold Pool 4% 11/1/2041	6,863	6,692
Freddie Mac Gold Pool 4% 11/1/2041	1,981	1,916
Freddie Mac Gold Pool 4% 11/1/2042	1,025,924	991,268
Freddie Mac Gold Pool 4% 11/1/2042	750,499	725,751
Freddie Mac Gold Pool 4% 11/1/2042	71,907	69,385
Freddie Mac Gold Pool 4% 11/1/2042	62,880	60,513
Freddie Mac Gold Pool 4% 11/1/2042	29,951	28,905
Freddie Mac Gold Pool 4% 11/1/2042	22,804	21,929
Freddie Mac Gold Pool 4% 11/1/2042	1,949	1,914
Freddie Mac Gold Pool 4% 11/1/2043	183,746	177,069
Freddie Mac Gold Pool 4% 11/1/2045	113,664	108,567
Freddie Mac Gold Pool 4% 11/1/2047	988,784	942,066
Freddie Mac Gold Pool 4% 11/1/2051	33,903	32,304
Freddie Mac Gold Pool 4% 12/1/2040	12,314	11,939
Freddie Mac Gold Pool 4% 12/1/2040	5,506	5,331
Freddie Mac Gold Pool 4% 12/1/2040	5,134	4,971
Freddie Mac Gold Pool 4% 12/1/2042	823,603	795,891
Freddie Mac Gold Pool 4% 12/1/2042	24,303	23,373
Freddie Mac Gold Pool 4% 12/1/2042	10,648	10,292
Freddie Mac Gold Pool 4% 12/1/2045	1,475,530	1,411,561
Freddie Mac Gold Pool 4% 12/1/2045	366,760	353,513
Freddie Mac Gold Pool 4% 12/1/2047	3,747,103	3,570,058
Freddie Mac Gold Pool 4% 2/1/2041	302,578	292,494
Freddie Mac Gold Pool 4% 2/1/2042	1,677,323	1,619,106
Freddie Mac Gold Pool 4% 2/1/2042	29,707	28,740
Freddie Mac Gold Pool 4% 2/1/2042	345	334
Freddie Mac Gold Pool 4% 2/1/2043	50,706	48,795
Freddie Mac Gold Pool 4% 2/1/2043	44,997	43,252
Freddie Mac Gold Pool 4% 2/1/2043	27,237	26,152
Freddie Mac Gold Pool 4% 2/1/2043	19,464	18,693
Freddie Mac Gold Pool 4% 2/1/2044	35,310	33,930
Freddie Mac Gold Pool 4% 2/1/2044	19,217	18,495
Freddie Mac Gold Pool 4% 2/1/2044	10,242	9,812
Freddie Mac Gold Pool 4% 2/1/2045	783,344	753,409
Freddie Mac Gold Pool 4% 2/1/2046	100,251	95,788
Freddie Mac Gold Pool 4% 2/1/2046	49,276	47,348
Freddie Mac Gold Pool 4% 2/1/2046	19,590	19,091
Freddie Mac Gold Pool 4% 2/1/2048	1,089,048	1,037,592
Freddie Mac Gold Pool 4% 2/1/2048	66,465	63,303
Freddie Mac Gold Pool 4% 2/1/2052	18,029	17,151
Freddie Mac Gold Pool 4% 2/1/2052	14,293	13,619
Freddie Mac Gold Pool 4% 2/1/2053	2,877,513	2,723,139
Freddie Mac Gold Pool 4% 3/1/2042	31,738	30,617
Freddie Mac Gold Pool 4% 3/1/2042	30,901	29,852
Freddie Mac Gold Pool 4% 3/1/2042	7,791	7,495
Freddie Mac Gold Pool 4% 3/1/2043	14,958	14,456
Freddie Mac Gold Pool 4% 3/1/2043	9,186	8,828
Freddie Mac Gold Pool 4% 3/1/2044	32,095	30,772
Freddie Mac Gold Pool 4% 4/1/2040	944	923
Freddie Mac Gold Pool 4% 4/1/2042	469,025	452,520
Freddie Mac Gold Pool 4% 4/1/2042	360,656	348,510
Freddie Mac Gold Pool 4% 4/1/2042	14,489	13,939
Freddie Mac Gold Pool 4% 4/1/2042	10,402	10,076
Freddie Mac Gold Pool 4% 4/1/2042	7,779	7,486
Freddie Mac Gold Pool 4% 4/1/2042	5,786	5,566
Freddie Mac Gold Pool 4% 4/1/2043	581,520	560,851
Freddie Mac Gold Pool 4% 4/1/2043	31,246	30,106
Freddie Mac Gold Pool 4% 4/1/2043	8,857	8,609
Freddie Mac Gold Pool 4% 4/1/2046	303,978	290,678
Freddie Mac Gold Pool 4% 4/1/2048	230,305	219,351
Freddie Mac Gold Pool 4% 4/1/2048	181,895	173,244
Freddie Mac Gold Pool 4% 4/1/2048	106,876	101,793
Freddie Mac Gold Pool 4% 4/1/2048	39,745	37,854
Freddie Mac Gold Pool 4% 4/1/2048	20,235	19,272
Freddie Mac Gold Pool 4% 4/1/2052	33,894	32,236
Freddie Mac Gold Pool 4% 4/1/2052	24,890	23,672
Freddie Mac Gold Pool 4% 5/1/2037	1,830,589	1,793,219
Freddie Mac Gold Pool 4% 5/1/2042	56,797	54,984
Freddie Mac Gold Pool 4% 5/1/2043	34,132	32,798
Freddie Mac Gold Pool 4% 5/1/2043	12,754	12,239
Freddie Mac Gold Pool 4% 5/1/2043	10,841	10,401
Freddie Mac Gold Pool 4% 5/1/2043	10,723	10,292
Freddie Mac Gold Pool 4% 5/1/2043	4,189	4,029
Freddie Mac Gold Pool 4% 5/1/2045	1,682,216	1,626,150
Freddie Mac Gold Pool 4% 5/1/2045	63,007	60,220
Freddie Mac Gold Pool 4% 5/1/2048	2,580,542	2,457,808
Freddie Mac Gold Pool 4% 6/1/2041	18,593	17,954
Freddie Mac Gold Pool 4% 6/1/2041	2,898	2,855
Freddie Mac Gold Pool 4% 6/1/2042	20,664	19,949
Freddie Mac Gold Pool 4% 6/1/2043	34,980	33,832
Freddie Mac Gold Pool 4% 6/1/2043	16,352	15,697
Freddie Mac Gold Pool 4% 6/1/2052	18,527	17,649
Freddie Mac Gold Pool 4% 7/1/2041	167,547	161,784
Freddie Mac Gold Pool 4% 7/1/2042	501,285	482,809
Freddie Mac Gold Pool 4% 7/1/2043	75,573	72,626
Freddie Mac Gold Pool 4% 7/1/2043	62,298	59,983
Freddie Mac Gold Pool 4% 7/1/2043	51,012	49,114
Freddie Mac Gold Pool 4% 7/1/2043	23,227	22,289
Freddie Mac Gold Pool 4% 7/1/2043	19,318	18,529
Freddie Mac Gold Pool 4% 7/1/2043	16,348	15,685
Freddie Mac Gold Pool 4% 7/1/2043	5,893	5,655
Freddie Mac Gold Pool 4% 7/1/2044	1,176,815	1,138,229
Freddie Mac Gold Pool 4% 7/1/2052	30,660	29,207
Freddie Mac Gold Pool 4% 8/1/2043	39,483	37,913
Freddie Mac Gold Pool 4% 8/1/2043	22,814	22,060
Freddie Mac Gold Pool 4% 8/1/2043	16,666	16,128
Freddie Mac Gold Pool 4% 8/1/2043	5,400	5,180
Freddie Mac Gold Pool 4% 8/1/2044	9,310	8,926
Freddie Mac Gold Pool 4% 8/1/2044	9,026	8,712
Freddie Mac Gold Pool 4% 8/1/2052	19,163	18,254
Freddie Mac Gold Pool 4% 9/1/2040	28,474	27,565
Freddie Mac Gold Pool 4% 9/1/2041	52,335	50,603
Freddie Mac Gold Pool 4% 9/1/2041	19,131	18,497
Freddie Mac Gold Pool 4% 9/1/2041	13,944	13,526
Freddie Mac Gold Pool 4% 9/1/2041	10,507	10,180
Freddie Mac Gold Pool 4% 9/1/2042	4,001,566	3,862,193
Freddie Mac Gold Pool 4% 9/1/2042	45,451	43,999
Freddie Mac Gold Pool 4% 9/1/2043	1,136,723	1,101,162
Freddie Mac Gold Pool 4% 9/1/2043	52,378	50,385
Freddie Mac Gold Pool 4% 9/1/2043	50,807	48,871
Freddie Mac Gold Pool 4% 9/1/2043	45,636	43,814
Freddie Mac Gold Pool 4% 9/1/2043	42,244	40,607
Freddie Mac Gold Pool 4% 9/1/2043	37,059	35,552
Freddie Mac Gold Pool 4% 9/1/2043	24,219	23,302
Freddie Mac Gold Pool 4% 9/1/2043	17,007	16,303
Freddie Mac Gold Pool 4% 9/1/2043	1,355	1,331
Freddie Mac Gold Pool 4% 9/1/2051	35,626	33,946
Freddie Mac Gold Pool 4.5% 1/1/2041	683,867	676,318
Freddie Mac Gold Pool 4.5% 1/1/2041	14,919	14,755
Freddie Mac Gold Pool 4.5% 1/1/2041	9,860	9,758
Freddie Mac Gold Pool 4.5% 10/1/2039	6,849	6,778
Freddie Mac Gold Pool 4.5% 10/1/2040	47,886	47,330
Freddie Mac Gold Pool 4.5% 10/1/2040	23,967	23,679
Freddie Mac Gold Pool 4.5% 10/1/2041	125,714	124,197
Freddie Mac Gold Pool 4.5% 10/1/2044	901,705	889,510
Freddie Mac Gold Pool 4.5% 10/1/2048	178,190	173,540
Freddie Mac Gold Pool 4.5% 11/1/2039	802	794
Freddie Mac Gold Pool 4.5% 11/1/2040	2,342	2,316
Freddie Mac Gold Pool 4.5% 12/1/2039	424	420
Freddie Mac Gold Pool 4.5% 12/1/2040	15,786	15,595
Freddie Mac Gold Pool 4.5% 12/1/2040	12,574	12,424
Freddie Mac Gold Pool 4.5% 12/1/2040	1,062	1,050
Freddie Mac Gold Pool 4.5% 12/1/2045	141,631	140,188
Freddie Mac Gold Pool 4.5% 12/1/2047	450,170	440,815
Freddie Mac Gold Pool 4.5% 12/1/2048	2,272,303	2,222,951
Freddie Mac Gold Pool 4.5% 2/1/2040	3,215	3,182
Freddie Mac Gold Pool 4.5% 2/1/2041	72,932	72,128
Freddie Mac Gold Pool 4.5% 2/1/2041	20,719	20,464
Freddie Mac Gold Pool 4.5% 2/1/2041	20,672	20,414
Freddie Mac Gold Pool 4.5% 2/1/2041	20,574	20,340
Freddie Mac Gold Pool 4.5% 2/1/2041	19,296	19,077
Freddie Mac Gold Pool 4.5% 2/1/2041	14,789	14,629
Freddie Mac Gold Pool 4.5% 2/1/2041	12,576	12,448
Freddie Mac Gold Pool 4.5% 2/1/2041	8,888	8,780
Freddie Mac Gold Pool 4.5% 2/1/2041	4,034	3,996
Freddie Mac Gold Pool 4.5% 2/1/2044	58,279	57,390
Freddie Mac Gold Pool 4.5% 2/1/2044	13,749	13,549
Freddie Mac Gold Pool 4.5% 3/1/2041	79,115	78,202
Freddie Mac Gold Pool 4.5% 3/1/2041	17,698	17,487
Freddie Mac Gold Pool 4.5% 3/1/2041	11,217	11,087
Freddie Mac Gold Pool 4.5% 3/1/2041	3,919	3,874
Freddie Mac Gold Pool 4.5% 3/1/2042	2,012	1,989
Freddie Mac Gold Pool 4.5% 3/1/2044	27,258	26,853
Freddie Mac Gold Pool 4.5% 3/1/2044	21,966	21,628
Freddie Mac Gold Pool 4.5% 3/1/2044	11,314	11,138
Freddie Mac Gold Pool 4.5% 4/1/2041	28,119	27,765
Freddie Mac Gold Pool 4.5% 4/1/2041	27,296	26,969
Freddie Mac Gold Pool 4.5% 4/1/2041	3,139	3,099
Freddie Mac Gold Pool 4.5% 4/1/2041	1,050	1,037
Freddie Mac Gold Pool 4.5% 4/1/2048	201,087	196,845
Freddie Mac Gold Pool 4.5% 4/1/2048	82,649	80,906
Freddie Mac Gold Pool 4.5% 4/1/2048	80,605	78,905
Freddie Mac Gold Pool 4.5% 5/1/2039	430,418	426,482
Freddie Mac Gold Pool 4.5% 5/1/2039	62,935	62,372
Freddie Mac Gold Pool 4.5% 5/1/2039	9,171	9,093
Freddie Mac Gold Pool 4.5% 5/1/2040	2,587	2,559
Freddie Mac Gold Pool 4.5% 5/1/2041	29,483	29,111
Freddie Mac Gold Pool 4.5% 5/1/2041	19,605	19,377
Freddie Mac Gold Pool 4.5% 5/1/2041	11,925	11,788
Freddie Mac Gold Pool 4.5% 5/1/2048	163,975	160,516
Freddie Mac Gold Pool 4.5% 6/1/2040	5,385	5,328
Freddie Mac Gold Pool 4.5% 6/1/2041	26,882	26,606
Freddie Mac Gold Pool 4.5% 6/1/2041	22,485	22,214
Freddie Mac Gold Pool 4.5% 6/1/2041	18,911	18,711
Freddie Mac Gold Pool 4.5% 6/1/2041	14,290	14,115
Freddie Mac Gold Pool 4.5% 6/1/2041	8,953	8,846
Freddie Mac Gold Pool 4.5% 6/1/2041	8,899	8,823
Freddie Mac Gold Pool 4.5% 6/1/2041	2,323	2,295
Freddie Mac Gold Pool 4.5% 6/1/2047	229,899	225,408
Freddie Mac Gold Pool 4.5% 7/1/2040	35,657	35,274
Freddie Mac Gold Pool 4.5% 7/1/2040	16,566	16,373
Freddie Mac Gold Pool 4.5% 7/1/2040	14,024	13,868
Freddie Mac Gold Pool 4.5% 7/1/2044	3,428	3,374
Freddie Mac Gold Pool 4.5% 7/1/2047	404,311	396,541
Freddie Mac Gold Pool 4.5% 7/1/2047	184,410	180,808
Freddie Mac Gold Pool 4.5% 8/1/2033	3,644	3,626
Freddie Mac Gold Pool 4.5% 8/1/2039	558	552
Freddie Mac Gold Pool 4.5% 8/1/2040	7,977	7,886
Freddie Mac Gold Pool 4.5% 8/1/2040	2,081	2,058
Freddie Mac Gold Pool 4.5% 8/1/2040	1,249	1,236
Freddie Mac Gold Pool 4.5% 8/1/2041	84,802	83,832
Freddie Mac Gold Pool 4.5% 8/1/2041	13,293	13,129
Freddie Mac Gold Pool 4.5% 8/1/2041	9,792	9,686
Freddie Mac Gold Pool 4.5% 9/1/2039	133,956	132,702
Freddie Mac Gold Pool 4.5% 9/1/2039	47,105	46,737
Freddie Mac Gold Pool 4.5% 9/1/2039	760	752
Freddie Mac Gold Pool 4.5% 9/1/2041	116,124	114,801
Freddie Mac Gold Pool 4.5% 9/1/2041	93,565	92,472
Freddie Mac Gold Pool 4.5% 9/1/2041	13,052	12,906
Freddie Mac Gold Pool 4.5% 9/1/2041	2,548	2,518
Freddie Mac Gold Pool 5% 1/1/2035	85,054	85,711
Freddie Mac Gold Pool 5% 1/1/2036	1,909,748	1,928,045
Freddie Mac Gold Pool 5% 1/1/2037	3,862	3,895
Freddie Mac Gold Pool 5% 1/1/2040	77,238	77,899
Freddie Mac Gold Pool 5% 1/1/2041	569,275	572,416
Freddie Mac Gold Pool 5% 1/1/2053	6,884,131	6,862,537
Freddie Mac Gold Pool 5% 10/1/2033	10,136	10,214
Freddie Mac Gold Pool 5% 10/1/2033	7,272	7,327
Freddie Mac Gold Pool 5% 10/1/2033	330	333
Freddie Mac Gold Pool 5% 10/1/2052	1,466,721	1,464,413
Freddie Mac Gold Pool 5% 11/1/2035	6,032	6,083
Freddie Mac Gold Pool 5% 11/1/2037	506	510
Freddie Mac Gold Pool 5% 11/1/2039	273,196	275,130
Freddie Mac Gold Pool 5% 11/1/2040	1,840,662	1,851,394
Freddie Mac Gold Pool 5% 11/1/2040	2,251	2,271
Freddie Mac Gold Pool 5% 11/1/2052	7,519,433	7,507,595
Freddie Mac Gold Pool 5% 11/1/2052	2,786,267	2,785,363
Freddie Mac Gold Pool 5% 12/1/2033	4,860	4,898
Freddie Mac Gold Pool 5% 12/1/2033	4,193	4,225
Freddie Mac Gold Pool 5% 12/1/2033	1,233	1,242
Freddie Mac Gold Pool 5% 12/1/2035	15,999	16,137
Freddie Mac Gold Pool 5% 12/1/2040	293,254	294,964
Freddie Mac Gold Pool 5% 12/1/2052	6,469,406	6,459,222
Freddie Mac Gold Pool 5% 12/1/2052	2,050,972	2,043,257
Freddie Mac Gold Pool 5% 12/1/2052	901,766	899,783
Freddie Mac Gold Pool 5% 12/1/2052	829,107	825,988
Freddie Mac Gold Pool 5% 2/1/2035	9,611	9,679
Freddie Mac Gold Pool 5% 2/1/2040	17,454	17,604
Freddie Mac Gold Pool 5% 2/1/2041	7,117	7,178
Freddie Mac Gold Pool 5% 3/1/2035	566,366	572,854
Freddie Mac Gold Pool 5% 3/1/2040	471,355	474,545
Freddie Mac Gold Pool 5% 3/1/2041	3,561	3,592
Freddie Mac Gold Pool 5% 3/1/2041	3,503	3,533
Freddie Mac Gold Pool 5% 3/1/2056	44,608,729	43,925,136
Freddie Mac Gold Pool 5% 4/1/2034	3,412	3,440
Freddie Mac Gold Pool 5% 4/1/2035	23,233	23,416
Freddie Mac Gold Pool 5% 4/1/2035	9,002	9,078
Freddie Mac Gold Pool 5% 4/1/2035	6,181	6,233
Freddie Mac Gold Pool 5% 4/1/2036	52,120	52,563
Freddie Mac Gold Pool 5% 4/1/2038	24,157	24,369
Freddie Mac Gold Pool 5% 4/1/2040	411,597	417,083
Freddie Mac Gold Pool 5% 4/1/2040	58,492	58,995
Freddie Mac Gold Pool 5% 4/1/2041	1,463	1,475
Freddie Mac Gold Pool 5% 5/1/2034	4,048	4,079
Freddie Mac Gold Pool 5% 5/1/2034	1,987	2,002
Freddie Mac Gold Pool 5% 5/1/2034	1,558	1,571
Freddie Mac Gold Pool 5% 5/1/2034	292	294
Freddie Mac Gold Pool 5% 5/1/2035	22,598	22,788
Freddie Mac Gold Pool 5% 5/1/2035	555	559
Freddie Mac Gold Pool 5% 5/1/2040	14,838	14,965
Freddie Mac Gold Pool 5% 5/1/2056	4,649,537	4,578,286
Freddie Mac Gold Pool 5% 6/1/2035	4,211	4,245
Freddie Mac Gold Pool 5% 6/1/2035	1,893	1,910
Freddie Mac Gold Pool 5% 6/1/2038	1,351	1,363
Freddie Mac Gold Pool 5% 6/1/2038	1,103	1,113
Freddie Mac Gold Pool 5% 6/1/2040	177,630	178,777
Freddie Mac Gold Pool 5% 6/1/2040	55,674	56,152
Freddie Mac Gold Pool 5% 6/1/2040	34,762	35,060
Freddie Mac Gold Pool 5% 6/1/2041	682,854	688,722
Freddie Mac Gold Pool 5% 6/1/2041	3,950	3,984
Freddie Mac Gold Pool 5% 6/1/2052	3,476,972	3,480,191
Freddie Mac Gold Pool 5% 7/1/2035	146,901	148,101
Freddie Mac Gold Pool 5% 7/1/2035	20,179	20,351
Freddie Mac Gold Pool 5% 7/1/2035	1,171	1,181
Freddie Mac Gold Pool 5% 7/1/2035	233	235
Freddie Mac Gold Pool 5% 7/1/2035	130	131
Freddie Mac Gold Pool 5% 7/1/2040	3,138,451	3,158,712
Freddie Mac Gold Pool 5% 7/1/2040	6,801	6,861
Freddie Mac Gold Pool 5% 7/1/2041	2,850	2,874
Freddie Mac Gold Pool 5% 7/1/2041	2,602	2,625
Freddie Mac Gold Pool 5% 7/1/2041	1,619	1,633
Freddie Mac Gold Pool 5% 7/1/2041	1,568	1,581
Freddie Mac Gold Pool 5% 7/1/2041	1,300	1,309
Freddie Mac Gold Pool 5% 7/1/2041	709	715
Freddie Mac Gold Pool 5% 8/1/2033	2,447	2,466
Freddie Mac Gold Pool 5% 8/1/2033	780	786
Freddie Mac Gold Pool 5% 8/1/2034	35,845	36,129
Freddie Mac Gold Pool 5% 8/1/2035	2,637	2,658
Freddie Mac Gold Pool 5% 8/1/2035	403	407
Freddie Mac Gold Pool 5% 8/1/2036	456	460
Freddie Mac Gold Pool 5% 8/1/2040	3,285,242	3,306,450
Freddie Mac Gold Pool 5% 8/1/2040	446,710	450,746
Freddie Mac Gold Pool 5% 8/1/2040	29,161	29,420
Freddie Mac Gold Pool 5% 8/1/2040	1,551	1,564
Freddie Mac Gold Pool 5% 9/1/2033	8,228	8,290
Freddie Mac Gold Pool 5% 9/1/2035	14,839	14,966
Freddie Mac Gold Pool 5% 9/1/2035	916	924
Freddie Mac Gold Pool 5% 9/1/2035	101	102
Freddie Mac Gold Pool 5.5% 1/1/2055	3,509,314	3,569,398
Freddie Mac Gold Pool 5.5% 11/1/2052	6,411,528	6,549,352
Freddie Mac Gold Pool 5.5% 2/1/2054	1,021,819	1,031,970
Freddie Mac Gold Pool 5.5% 3/1/2053 (d)	11,608,612	11,861,782
Freddie Mac Gold Pool 5.5% 4/1/2053	1,513,220	1,545,276
Freddie Mac Gold Pool 6% 1/1/2029	107	110
Freddie Mac Gold Pool 6% 1/1/2032	2,036	2,087
Freddie Mac Gold Pool 6% 1/1/2032	1,251	1,282
Freddie Mac Gold Pool 6% 10/1/2032	994	1,021
Freddie Mac Gold Pool 6% 10/1/2054	4,287,939	4,458,615
Freddie Mac Gold Pool 6% 11/1/2029	87	89
Freddie Mac Gold Pool 6% 11/1/2031	1,330	1,364
Freddie Mac Gold Pool 6% 11/1/2053	1,261,804	1,302,171
Freddie Mac Gold Pool 6% 12/1/2032	526	539
Freddie Mac Gold Pool 6% 12/1/2037	30,840	32,105
Freddie Mac Gold Pool 6% 12/1/2037	8,432	8,763
Freddie Mac Gold Pool 6% 12/1/2052	811,607	841,819
Freddie Mac Gold Pool 6% 2/1/2029	61	63
Freddie Mac Gold Pool 6% 2/1/2029	26	26
Freddie Mac Gold Pool 6% 2/1/2055	2,401,849	2,498,203
Freddie Mac Gold Pool 6% 2/1/2056	5,929,376	6,128,607
Freddie Mac Gold Pool 6% 3/1/2029	83	85
Freddie Mac Gold Pool 6% 3/1/2053	3,218,894	3,347,019
Freddie Mac Gold Pool 6% 3/1/2056	677,813	702,674
Freddie Mac Gold Pool 6% 4/1/2029	9	9
Freddie Mac Gold Pool 6% 4/1/2031	1,031	1,054
Freddie Mac Gold Pool 6% 4/1/2033	3,490	3,584
Freddie Mac Gold Pool 6% 4/1/2040	4,030,296	4,148,272
Freddie Mac Gold Pool 6% 4/1/2054 (g)	5,025,390	5,220,708
Freddie Mac Gold Pool 6% 5/1/2029	35	36
Freddie Mac Gold Pool 6% 5/1/2033	23,979	24,536
Freddie Mac Gold Pool 6% 5/1/2054	5,495,778	5,719,683
Freddie Mac Gold Pool 6% 6/1/2029	422	431
Freddie Mac Gold Pool 6% 6/1/2029	82	84
Freddie Mac Gold Pool 6% 6/1/2031	361	370
Freddie Mac Gold Pool 6% 7/1/2029	134	137
Freddie Mac Gold Pool 6% 7/1/2029	62	63
Freddie Mac Gold Pool 6% 7/1/2029	58	59
Freddie Mac Gold Pool 6% 7/1/2029	55	56
Freddie Mac Gold Pool 6% 7/1/2029	45	46
Freddie Mac Gold Pool 6% 7/1/2032	2,671	2,736
Freddie Mac Gold Pool 6% 7/1/2033	3,484	3,585
Freddie Mac Gold Pool 6% 7/1/2037	2,200	2,286
Freddie Mac Gold Pool 6% 7/1/2039	7,002,785	7,214,337
Freddie Mac Gold Pool 6% 8/1/2037	41,984	43,554
Freddie Mac Gold Pool 6% 9/1/2033	20,688	21,270
Freddie Mac Gold Pool 6% 9/1/2039	5,011,688	5,197,545
Freddie Mac Gold Pool 6% 9/1/2054	121,380	126,325
Freddie Mac Gold Pool 6% 9/1/2054	78,627	81,456
Freddie Mac Gold Pool 6.5% 1/1/2032	8,365	8,689
Freddie Mac Gold Pool 6.5% 1/1/2054 (g)	6,978,819	7,349,084
Freddie Mac Gold Pool 6.5% 1/1/2054	304,826	321,085
Freddie Mac Gold Pool 6.5% 10/1/2032	6,369	6,616
Freddie Mac Gold Pool 6.5% 10/1/2053	1,892,838	1,993,855
Freddie Mac Gold Pool 6.5% 11/1/2055	3,426,924	3,593,481
Freddie Mac Gold Pool 6.5% 12/1/2053	118,039	124,601
Freddie Mac Gold Pool 6.5% 2/1/2037	509	528
Freddie Mac Gold Pool 6.5% 3/1/2032	17	18
Freddie Mac Gold Pool 6.5% 3/1/2036	34,339	35,670
Freddie Mac Gold Pool 6.5% 3/1/2037	853	897
Freddie Mac Gold Pool 6.5% 4/1/2032	759	788
Freddie Mac Gold Pool 6.5% 4/1/2056	2,971,811	3,142,947
Freddie Mac Gold Pool 6.5% 6/1/2054	7,689,276	8,111,651
Freddie Mac Gold Pool 6.5% 6/1/2054	1,399,531	1,479,907
Freddie Mac Gold Pool 6.5% 7/1/2032	200	208
Freddie Mac Gold Pool 6.5% 8/1/2032	2,910	3,023
Freddie Mac Gold Pool 6.5% 8/1/2032	2,052	2,132
Freddie Mac Gold Pool 6.5% 8/1/2032	1,969	2,045
Freddie Mac Gold Pool 6.5% 9/1/2039	91,064	95,828
Freddie Mac Gold Pool 6.5% 9/1/2053	2,312,141	2,439,148
Freddie Mac Gold Pool 6.5% 9/1/2054	21,817,347	23,119,758
Freddie Mac Gold Pool 6.5% 9/1/2054	1,672,337	1,767,857
Freddie Mac Gold Pool 7% 1/1/2036	4,113	4,346
Freddie Mac Gold Pool 7% 1/1/2054	80,268	85,802
Freddie Mac Gold Pool 7% 10/1/2055	93,635	100,405
Freddie Mac Gold Pool 7% 10/1/2055	65,704	70,433
Freddie Mac Gold Pool 7% 10/1/2055	49,179	52,720
Freddie Mac Gold Pool 7% 11/1/2026	53	53
Freddie Mac Gold Pool 7% 11/1/2034	6,934	7,328
Freddie Mac Gold Pool 7% 11/1/2034	6,083	6,429
Freddie Mac Gold Pool 7% 11/1/2055	546,370	587,066
Freddie Mac Gold Pool 7% 11/1/2055	447,589	481,347
Freddie Mac Gold Pool 7% 11/1/2055	368,899	397,586
Freddie Mac Gold Pool 7% 11/1/2055	230,926	249,317
Freddie Mac Gold Pool 7% 11/1/2055	122,087	130,137
Freddie Mac Gold Pool 7% 11/1/2055	104,539	111,584
Freddie Mac Gold Pool 7% 11/1/2055	96,118	102,513
Freddie Mac Gold Pool 7% 11/1/2055	55,989	59,424
Freddie Mac Gold Pool 7% 11/1/2055	50,958	54,409
Freddie Mac Gold Pool 7% 12/1/2026	60	60
Freddie Mac Gold Pool 7% 12/1/2053	46,333	49,601
Freddie Mac Gold Pool 7% 12/1/2053	37,227	39,822
Freddie Mac Gold Pool 7% 12/1/2054	64,626	68,605
Freddie Mac Gold Pool 7% 12/1/2055	65,850	69,921
Freddie Mac Gold Pool 7% 3/1/2054	56,635	60,287
Freddie Mac Gold Pool 7% 3/1/2054	43,378	46,277
Freddie Mac Gold Pool 7% 3/1/2054	42,155	44,972
Freddie Mac Gold Pool 7% 4/1/2032	2,390	2,526
Freddie Mac Gold Pool 7% 5/1/2055	78,857	84,051
Freddie Mac Gold Pool 7% 7/1/2029	9,419	9,955
Freddie Mac Gold Pool 7% 7/1/2054	36,968	39,453
Freddie Mac Gold Pool 7% 7/1/2054	35,026	37,432
Freddie Mac Gold Pool 7% 8/1/2026	34	34
Freddie Mac Gold Pool 7% 8/1/2054	96,820	103,267
Freddie Mac Gold Pool 7% 9/1/2026	200	200
Freddie Mac Gold Pool 7% 9/1/2035	17,373	18,361
Freddie Mac Gold Pool 7% 9/1/2055	61,530	66,041
Freddie Mac Gold Pool 7.5% 1/1/2027	6	7
Freddie Mac Gold Pool 7.5% 11/1/2030	96	100
Freddie Mac Gold Pool 7.5% 11/1/2031	128	135
Freddie Mac Gold Pool 7.5% 5/1/2031	100	105
Freddie Mac Gold Pool 8% 11/1/2031	314	327
Freddie Mac Gold Pool 8% 2/1/2030	24	25
Freddie Mac Gold Pool 8% 4/1/2032	41	43
Freddie Mac Gold Pool 8% 8/1/2030	640	662
Freddie Mac Gold Pool 8% 8/1/2030	23	24
Freddie Mac Gold Pool 8% 8/1/2030	8	9
Freddie Mac Gold Pool 8% 9/1/2030	20	20
Freddie Mac Gold Pool 8.5% 1/1/2028	2	1
Freddie Mac Gold Pool 8.5% 12/1/2027	2	1
Freddie Mac Gold Pool 8.5% 5/1/2027	4	4
Freddie Mac Gold Pool 8.5% 8/1/2026	2	1
Freddie Mac Gold Pool 8.5% 8/1/2027	135	137
Freddie Mac Gold Pool 8.5% 8/1/2027	67	68
Freddie Mac Gold Pool 8.5% 8/1/2027	2	1
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	5,844,579	6,060,321
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	12,854,712	13,321,187
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,533,363	1,617,591
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,421,199	1,501,487
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	431,036	457,037
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (b)(c)	3,080	3,136
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.979% 3/1/2036 (b)(c)	9,314	9,499
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	11,945	12,222
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.211% 12/1/2040 (b)(c)	117,010	121,775
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.375% 7/1/2041 (b)(c)	15,839	16,484
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.434% 9/1/2041 (b)(c)	27,443	28,573
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 5.989% 4/1/2036 (b)(c)	8,415	8,682
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.005% 4/1/2041 (b)(c)	647	672
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	3,542	3,700
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.205% 5/1/2041 (b)(c)	8,193	8,538
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.454% 5/1/2041 (b)(c)	4,936	5,146
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	714	746
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.542% 6/1/2041 (b)(c)	8,966	9,364
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9451%, 6.493% 10/1/2042 (b)(c)	22,216	23,237
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.227% 4/1/2038 (b)(c)	6,907	7,187
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	111	112
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	5,765	5,989
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 5.805% 6/1/2033 (b)(c)	11,455	11,701
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2598%, 6.147% 6/1/2033 (b)(c)	16,187	16,565
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.329% 3/1/2035 (b)(c)	33,691	34,650
Freddie Mac Non Gold Pool 4% 9/1/2040	4,656	4,511
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,611,777	3,679,258
Freddie Mac Non Gold Pool 5.5% 7/1/2053	10,420,474	10,598,886
Freddie Mac Non Gold Pool 5.5% 8/1/2053	10,984,914	11,197,020
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,030,231	3,088,742
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,036,418	3,088,405
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.375% 8/1/2037 (b)(c)	4,996	5,059
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.74% 10/1/2036 (b)(c)	8,020	8,213
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.993%, 6.093% 10/1/2035 (b)(c)	9,353	9,617
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (b)(c)	4,570	4,740
Freddie Mac Non Gold Pool 6% 11/1/2054	3,217,208	3,334,960
Freddie Mac Non Gold Pool 6% 6/1/2053	2,893,902	3,000,726
Freddie Mac Non Gold Pool 6% 6/1/2053	2,780,244	2,877,659
Freddie Mac Non Gold Pool 6% 6/1/2054	5,229,506	5,419,275
Freddie Mac Non Gold Pool 6% 7/1/2053	2,610,696	2,707,066
Freddie Mac Non Gold Pool 6% 9/1/2053	2,729,884	2,817,216
Freddie Mac Non Gold Pool 6.5% 1/1/2055	2,739,772	2,903,326
Freddie Mac Non Gold Pool 6.5% 11/1/2054	1,156,377	1,225,047
Freddie Mac Non Gold Pool 6.5% 2/1/2055	3,035,824	3,217,051
Freddie Mac Non Gold Pool 7% 1/1/2055	69,326	74,061
Freddie Mac Non Gold Pool 7% 1/1/2055	38,291	40,835
Freddie Mac Non Gold Pool 7% 10/1/2055	53,657	57,654
Freddie Mac Non Gold Pool 7% 11/1/2055	218,254	232,591
Freddie Mac Non Gold Pool 7% 12/1/2053	88,623	94,689
Freddie Mac Non Gold Pool 7% 12/1/2054	49,938	53,624
Freddie Mac Non Gold Pool 7% 3/1/2055	120,813	128,683
Freddie Mac Non Gold Pool 7% 7/1/2055	58,641	63,008
Freddie Mac Non Gold Pool 7% 9/1/2055	54,440	57,793
Ginnie Mae I Pool 2.5% 1/20/2052	4,190,199	3,579,901
Ginnie Mae I Pool 2.5% 12/20/2051	6,408,631	5,475,221
Ginnie Mae I Pool 2.5% 12/20/2051	4,283,598	3,654,341
Ginnie Mae I Pool 2.5% 12/20/2051	3,406,094	2,910,000
Ginnie Mae I Pool 2.5% 8/20/2051	23,820,431	20,321,233
Ginnie Mae I Pool 3% 12/15/2042	182,954	166,948
Ginnie Mae I Pool 3% 4/15/2043	50,616	46,069
Ginnie Mae I Pool 3% 4/15/2043	22,200	20,191
Ginnie Mae I Pool 3% 4/15/2043	17,767	16,219
Ginnie Mae I Pool 3% 4/15/2043	8,666	7,899
Ginnie Mae I Pool 3% 4/15/2043	3,408	3,106
Ginnie Mae I Pool 3% 4/15/2045	137,543	124,827
Ginnie Mae I Pool 3% 5/15/2043	194,749	177,319
Ginnie Mae I Pool 3% 5/15/2043	21,674	19,560
Ginnie Mae I Pool 3% 5/15/2043	16,460	15,209
Ginnie Mae I Pool 3% 5/15/2043	16,306	14,863
Ginnie Mae I Pool 3% 5/15/2043	15,143	13,908
Ginnie Mae I Pool 3% 5/15/2043	6,300	5,725
Ginnie Mae I Pool 3% 6/15/2042	14,636	13,432
Ginnie Mae I Pool 3% 6/15/2043	21,521	19,553
Ginnie Mae I Pool 3% 6/15/2043	7,382	6,729
Ginnie Mae I Pool 3% 6/20/2042	118,449	108,380
Ginnie Mae I Pool 3% 7/15/2043	36,632	33,439
Ginnie Mae I Pool 3% 7/15/2043	25,544	23,292
Ginnie Mae I Pool 3% 8/15/2042	9,827	8,977
Ginnie Mae I Pool 3% 8/15/2043	11,709	10,700
Ginnie Mae I Pool 3% 9/15/2042	24,529	22,408
Ginnie Mae I Pool 3.5% 1/15/2041	6,079	5,728
Ginnie Mae I Pool 3.5% 1/15/2042	83,090	77,726
Ginnie Mae I Pool 3.5% 1/15/2042	60,572	56,719
Ginnie Mae I Pool 3.5% 1/15/2042	1,550	1,457
Ginnie Mae I Pool 3.5% 1/15/2042	809	760
Ginnie Mae I Pool 3.5% 1/15/2043	91,749	85,935
Ginnie Mae I Pool 3.5% 1/15/2043	2,794	2,620
Ginnie Mae I Pool 3.5% 10/20/2052	3,894,303	3,542,205
Ginnie Mae I Pool 3.5% 11/15/2040	10,877	10,244
Ginnie Mae I Pool 3.5% 11/15/2042	200,602	187,937
Ginnie Mae I Pool 3.5% 11/20/2043	482,189	451,842
Ginnie Mae I Pool 3.5% 12/15/2040	2,252	2,123
Ginnie Mae I Pool 3.5% 12/15/2041	78,663	73,754
Ginnie Mae I Pool 3.5% 12/15/2041	73,957	69,270
Ginnie Mae I Pool 3.5% 12/15/2041	45,468	42,777
Ginnie Mae I Pool 3.5% 12/15/2041	6,974	6,572
Ginnie Mae I Pool 3.5% 2/15/2042	72,504	67,874
Ginnie Mae I Pool 3.5% 2/15/2042	56,770	53,118
Ginnie Mae I Pool 3.5% 2/15/2043	394,342	370,311
Ginnie Mae I Pool 3.5% 2/15/2043	15,677	14,695
Ginnie Mae I Pool 3.5% 2/15/2044	61,558	57,282
Ginnie Mae I Pool 3.5% 2/20/2043	1,252,015	1,170,389
Ginnie Mae I Pool 3.5% 3/15/2042	475,755	446,645
Ginnie Mae I Pool 3.5% 3/15/2043	2,919	2,733
Ginnie Mae I Pool 3.5% 3/20/2043	549,024	513,229
Ginnie Mae I Pool 3.5% 3/20/2043	237,322	221,739
Ginnie Mae I Pool 3.5% 4/15/2043	335,046	314,629
Ginnie Mae I Pool 3.5% 4/15/2043	65,262	60,929
Ginnie Mae I Pool 3.5% 4/20/2043	257,201	239,930
Ginnie Mae I Pool 3.5% 4/20/2043	101,246	94,520
Ginnie Mae I Pool 3.5% 5/15/2042	20,284	19,109
Ginnie Mae I Pool 3.5% 5/15/2042	14,208	13,385
Ginnie Mae I Pool 3.5% 5/15/2043	13,227	12,441
Ginnie Mae I Pool 3.5% 5/15/2043	12,969	12,110
Ginnie Mae I Pool 3.5% 5/15/2043	11,904	11,181
Ginnie Mae I Pool 3.5% 5/15/2043	5,075	4,758
Ginnie Mae I Pool 3.5% 5/20/2046	57,175	52,716
Ginnie Mae I Pool 3.5% 5/20/2046	37,864	34,911
Ginnie Mae I Pool 3.5% 5/20/2046	28,843	26,594
Ginnie Mae I Pool 3.5% 5/20/2046	27,724	25,562
Ginnie Mae I Pool 3.5% 5/20/2046	24,728	22,800
Ginnie Mae I Pool 3.5% 5/20/2046	15,384	14,153
Ginnie Mae I Pool 3.5% 6/15/2042	2,836	2,657
Ginnie Mae I Pool 3.5% 6/15/2043	28,629	26,728
Ginnie Mae I Pool 3.5% 6/15/2043	23,517	21,929
Ginnie Mae I Pool 3.5% 6/15/2043	17,672	16,560
Ginnie Mae I Pool 3.5% 6/15/2043	11,822	11,166
Ginnie Mae I Pool 3.5% 6/15/2043	9,565	8,941
Ginnie Mae I Pool 3.5% 6/15/2043	1,623	1,517
Ginnie Mae I Pool 3.5% 6/20/2044	189,465	176,816
Ginnie Mae I Pool 3.5% 6/20/2046	129,574	119,468
Ginnie Mae I Pool 3.5% 6/20/2046	36,064	33,251
Ginnie Mae I Pool 3.5% 6/20/2046	34,805	32,091
Ginnie Mae I Pool 3.5% 6/20/2046	33,187	30,599
Ginnie Mae I Pool 3.5% 6/20/2046	32,014	29,517
Ginnie Mae I Pool 3.5% 6/20/2046	19,453	17,935
Ginnie Mae I Pool 3.5% 6/20/2046	12,932	11,935
Ginnie Mae I Pool 3.5% 7/15/2042	56,882	53,318
Ginnie Mae I Pool 3.5% 7/15/2042	19,261	18,059
Ginnie Mae I Pool 3.5% 7/15/2042	5,047	4,729
Ginnie Mae I Pool 3.5% 7/15/2043	10,892	10,181
Ginnie Mae I Pool 3.5% 7/20/2043	128,317	119,360
Ginnie Mae I Pool 3.5% 7/20/2046	3,419,875	3,159,943
Ginnie Mae I Pool 3.5% 8/15/2042	5,196	4,868
Ginnie Mae I Pool 3.5% 8/15/2043	6,653	6,213
Ginnie Mae I Pool 3.5% 8/20/2052	12,201,926	11,106,332
Ginnie Mae I Pool 3.5% 9/15/2042	14,362	13,431
Ginnie Mae I Pool 3.5% 9/15/2042	6,842	6,405
Ginnie Mae I Pool 3.5% 9/15/2042	6,764	6,381
Ginnie Mae I Pool 3.5% 9/15/2042	3,882	3,631
Ginnie Mae I Pool 3.5% 9/15/2043	4,292	4,015
Ginnie Mae I Pool 3.5% 9/20/2052	7,011,164	6,381,642
Ginnie Mae I Pool 4% 1/15/2040	14,949	14,444
Ginnie Mae I Pool 4% 1/15/2040	14,445	13,916
Ginnie Mae I Pool 4% 1/15/2041	72,058	69,335
Ginnie Mae I Pool 4% 1/15/2041	3,013	2,899
Ginnie Mae I Pool 4% 1/15/2042	6,840	6,567
Ginnie Mae I Pool 4% 1/15/2043	24,251	23,236
Ginnie Mae I Pool 4% 1/15/2047	43,194	40,995
Ginnie Mae I Pool 4% 1/15/2047	41,660	39,539
Ginnie Mae I Pool 4% 1/15/2047	32,055	30,423
Ginnie Mae I Pool 4% 1/15/2047	15,290	14,512
Ginnie Mae I Pool 4% 10/15/2039	17,660	17,056
Ginnie Mae I Pool 4% 10/15/2040	85,037	81,850
Ginnie Mae I Pool 4% 10/15/2040	71,390	68,784
Ginnie Mae I Pool 4% 10/15/2040	69,146	66,576
Ginnie Mae I Pool 4% 10/15/2040	7,919	7,627
Ginnie Mae I Pool 4% 10/15/2040	5,691	5,482
Ginnie Mae I Pool 4% 10/15/2040	2,774	2,675
Ginnie Mae I Pool 4% 10/15/2040	2,237	2,156
Ginnie Mae I Pool 4% 10/15/2041	153,230	147,152
Ginnie Mae I Pool 4% 10/15/2041	73,218	70,383
Ginnie Mae I Pool 4% 10/15/2041	65,097	62,606
Ginnie Mae I Pool 4% 10/15/2041	38,862	37,375
Ginnie Mae I Pool 4% 10/15/2041	34,632	33,280
Ginnie Mae I Pool 4% 10/15/2041	23,195	22,239
Ginnie Mae I Pool 4% 10/15/2041	17,488	16,852
Ginnie Mae I Pool 4% 10/15/2041	12,372	11,887
Ginnie Mae I Pool 4% 10/15/2041	9,286	8,932
Ginnie Mae I Pool 4% 10/15/2041	7,733	7,444
Ginnie Mae I Pool 4% 10/15/2041	4,479	4,309
Ginnie Mae I Pool 4% 10/15/2041	3,425	3,284
Ginnie Mae I Pool 4% 10/20/2052	12,665,219	11,929,275
Ginnie Mae I Pool 4% 11/15/2039	12,865	12,433
Ginnie Mae I Pool 4% 11/15/2040	21,214	20,409
Ginnie Mae I Pool 4% 11/15/2040	3,133	3,022
Ginnie Mae I Pool 4% 11/15/2040	2,139	2,062
Ginnie Mae I Pool 4% 11/15/2041	170,010	163,401
Ginnie Mae I Pool 4% 11/15/2041	24,524	23,525
Ginnie Mae I Pool 4% 11/15/2042	8,280	7,937
Ginnie Mae I Pool 4% 12/15/2039	41,288	39,794
Ginnie Mae I Pool 4% 12/15/2039	7,465	7,196
Ginnie Mae I Pool 4% 12/15/2040	5,154	4,952
Ginnie Mae I Pool 4% 12/15/2040	3,522	3,386
Ginnie Mae I Pool 4% 12/15/2040	2,345	2,258
Ginnie Mae I Pool 4% 12/15/2041	68,924	66,298
Ginnie Mae I Pool 4% 12/15/2041	55,486	53,275
Ginnie Mae I Pool 4% 12/15/2041	25,478	24,472
Ginnie Mae I Pool 4% 12/15/2041	14,258	13,697
Ginnie Mae I Pool 4% 12/15/2041	2,821	2,719
Ginnie Mae I Pool 4% 12/15/2041	2,678	2,573
Ginnie Mae I Pool 4% 12/15/2042	5,537	5,315
Ginnie Mae I Pool 4% 12/15/2046	8,314	7,895
Ginnie Mae I Pool 4% 2/15/2040	62,546	60,222
Ginnie Mae I Pool 4% 2/15/2040	37,265	35,941
Ginnie Mae I Pool 4% 2/15/2040	36,511	35,161
Ginnie Mae I Pool 4% 2/15/2041	20,367	19,610
Ginnie Mae I Pool 4% 2/15/2041	11,321	10,874
Ginnie Mae I Pool 4% 2/15/2042	23,950	23,000
Ginnie Mae I Pool 4% 3/15/2040	313,480	301,983
Ginnie Mae I Pool 4% 3/15/2041	155,847	150,056
Ginnie Mae I Pool 4% 3/15/2041	7,419	7,145
Ginnie Mae I Pool 4% 3/15/2042	83,405	80,069
Ginnie Mae I Pool 4% 3/15/2042	12,689	12,162
Ginnie Mae I Pool 4% 3/15/2042	9,195	8,832
Ginnie Mae I Pool 4% 4/15/2040	25,674	24,708
Ginnie Mae I Pool 4% 4/15/2040	11,252	10,856
Ginnie Mae I Pool 4% 4/15/2042	14,541	13,927
Ginnie Mae I Pool 4% 4/15/2043	3,926	3,770
Ginnie Mae I Pool 4% 4/15/2046	1,145,728	1,092,902
Ginnie Mae I Pool 4% 4/20/2047	1,002,121	948,275
Ginnie Mae I Pool 4% 4/20/2047	892,882	844,905
Ginnie Mae I Pool 4% 5/15/2040	22,269	21,431
Ginnie Mae I Pool 4% 5/15/2041	3,622	3,507
Ginnie Mae I Pool 4% 5/15/2043	5,935	5,674
Ginnie Mae I Pool 4% 5/20/2049	631,120	593,461
Ginnie Mae I Pool 4% 6/15/2041	13,439	12,921
Ginnie Mae I Pool 4% 6/15/2041	8,284	8,009
Ginnie Mae I Pool 4% 6/15/2041	7,086	6,802
Ginnie Mae I Pool 4% 6/15/2042	18,868	18,066
Ginnie Mae I Pool 4% 6/15/2043	4,755	4,553
Ginnie Mae I Pool 4% 6/15/2043	2,499	2,397
Ginnie Mae I Pool 4% 7/15/2039	16,541	15,951
Ginnie Mae I Pool 4% 7/15/2041	7,645	7,346
Ginnie Mae I Pool 4% 7/15/2041	7,003	6,739
Ginnie Mae I Pool 4% 7/15/2041	4,444	4,263
Ginnie Mae I Pool 4% 7/15/2041	2,570	2,469
Ginnie Mae I Pool 4% 7/15/2041	1,659	1,595
Ginnie Mae I Pool 4% 7/15/2046	28,969	27,512
Ginnie Mae I Pool 4% 7/15/2046	23,305	22,176
Ginnie Mae I Pool 4% 8/15/2039	7,060	6,803
Ginnie Mae I Pool 4% 8/15/2039	5,270	5,075
Ginnie Mae I Pool 4% 8/15/2040	3,499	3,372
Ginnie Mae I Pool 4% 8/15/2041	10,998	10,577
Ginnie Mae I Pool 4% 8/15/2041	8,726	8,406
Ginnie Mae I Pool 4% 8/15/2041	2,341	2,258
Ginnie Mae I Pool 4% 8/15/2042	36,122	34,593
Ginnie Mae I Pool 4% 8/15/2042	4,849	4,667
Ginnie Mae I Pool 4% 8/15/2043	7,531	7,192
Ginnie Mae I Pool 4% 8/15/2043	2,163	2,066
Ginnie Mae I Pool 4% 9/15/2039	10,935	10,579
Ginnie Mae I Pool 4% 9/15/2040	4,634	4,466
Ginnie Mae I Pool 4% 9/15/2041	76,161	73,200
Ginnie Mae I Pool 4% 9/15/2041	9,215	8,871
Ginnie Mae I Pool 4% 9/15/2041	9,169	8,818
Ginnie Mae I Pool 4% 9/15/2041	4,756	4,559
Ginnie Mae I Pool 4% 9/15/2041	2,356	2,261
Ginnie Mae I Pool 4% 9/15/2041	1,116	1,078
Ginnie Mae I Pool 4.5% 10/15/2039	8,266	8,156
Ginnie Mae I Pool 4.5% 10/15/2039	5,853	5,787
Ginnie Mae I Pool 4.5% 10/15/2039	1,400	1,384
Ginnie Mae I Pool 4.5% 11/15/2039	48,615	47,972
Ginnie Mae I Pool 4.5% 11/15/2039	19,750	19,507
Ginnie Mae I Pool 4.5% 11/15/2039	16,290	16,094
Ginnie Mae I Pool 4.5% 11/15/2039	14,477	14,304
Ginnie Mae I Pool 4.5% 11/15/2039	10,599	10,472
Ginnie Mae I Pool 4.5% 11/15/2039	9,892	9,787
Ginnie Mae I Pool 4.5% 11/15/2039	7,314	7,228
Ginnie Mae I Pool 4.5% 11/15/2039	6,014	5,944
Ginnie Mae I Pool 4.5% 11/15/2039	1,144	1,131
Ginnie Mae I Pool 4.5% 11/15/2039	706	698
Ginnie Mae I Pool 4.5% 12/15/2039	13,451	13,311
Ginnie Mae I Pool 4.5% 2/15/2040	37,252	36,733
Ginnie Mae I Pool 4.5% 2/15/2040	33,804	33,403
Ginnie Mae I Pool 4.5% 2/15/2040	25,343	25,058
Ginnie Mae I Pool 4.5% 2/15/2040	21,192	20,945
Ginnie Mae I Pool 4.5% 2/15/2040	14,667	14,515
Ginnie Mae I Pool 4.5% 2/15/2040	11,779	11,641
Ginnie Mae I Pool 4.5% 2/15/2040	11,570	11,433
Ginnie Mae I Pool 4.5% 2/15/2040	5,591	5,527
Ginnie Mae I Pool 4.5% 2/15/2040	2,296	2,269
Ginnie Mae I Pool 4.5% 2/15/2040	967	956
Ginnie Mae I Pool 4.5% 2/15/2041	9,281	9,157
Ginnie Mae I Pool 4.5% 3/15/2040	91,783	90,702
Ginnie Mae I Pool 4.5% 3/15/2040	9,099	8,987
Ginnie Mae I Pool 4.5% 3/15/2040	6,483	6,407
Ginnie Mae I Pool 4.5% 3/15/2040	4,555	4,501
Ginnie Mae I Pool 4.5% 3/15/2041	211,971	209,170
Ginnie Mae I Pool 4.5% 3/15/2041	4,976	4,916
Ginnie Mae I Pool 4.5% 4/15/2040	40,739	40,281
Ginnie Mae I Pool 4.5% 4/15/2040	20,995	20,710
Ginnie Mae I Pool 4.5% 4/15/2040	16,096	15,887
Ginnie Mae I Pool 4.5% 4/15/2040	8,952	8,835
Ginnie Mae I Pool 4.5% 4/15/2040	3,745	3,693
Ginnie Mae I Pool 4.5% 4/15/2040	3,659	3,608
Ginnie Mae I Pool 4.5% 4/20/2053	3,807,859	3,690,595
Ginnie Mae I Pool 4.5% 5/15/2039	7,143	7,064
Ginnie Mae I Pool 4.5% 5/15/2040	44,379	43,854
Ginnie Mae I Pool 4.5% 5/15/2040	4,970	4,905
Ginnie Mae I Pool 4.5% 6/15/2039	24,226	23,970
Ginnie Mae I Pool 4.5% 6/15/2039	23,430	23,162
Ginnie Mae I Pool 4.5% 6/15/2039	4,526	4,476
Ginnie Mae I Pool 4.5% 6/15/2039	3,624	3,584
Ginnie Mae I Pool 4.5% 6/15/2039	3,108	3,074
Ginnie Mae I Pool 4.5% 6/15/2040	181,638	179,177
Ginnie Mae I Pool 4.5% 6/15/2040	101,864	100,671
Ginnie Mae I Pool 4.5% 6/15/2040	48,314	47,727
Ginnie Mae I Pool 4.5% 6/15/2040	26,578	26,265
Ginnie Mae I Pool 4.5% 6/15/2040	26,489	26,174
Ginnie Mae I Pool 4.5% 6/15/2040	22,880	22,608
Ginnie Mae I Pool 4.5% 6/15/2040	20,862	20,611
Ginnie Mae I Pool 4.5% 6/15/2040	3,210	3,172
Ginnie Mae I Pool 4.5% 6/15/2040	2,227	2,199
Ginnie Mae I Pool 4.5% 7/15/2039	18,187	17,987
Ginnie Mae I Pool 4.5% 7/15/2040	77,396	76,480
Ginnie Mae I Pool 4.5% 7/15/2040	70,874	70,035
Ginnie Mae I Pool 4.5% 7/15/2040	54,355	53,726
Ginnie Mae I Pool 4.5% 7/15/2040	41,210	40,725
Ginnie Mae I Pool 4.5% 7/15/2040	38,191	37,741
Ginnie Mae I Pool 4.5% 7/15/2040	35,136	34,709
Ginnie Mae I Pool 4.5% 7/15/2040	6,012	5,939
Ginnie Mae I Pool 4.5% 7/15/2040	3,469	3,426
Ginnie Mae I Pool 4.5% 7/15/2040	1,393	1,377
Ginnie Mae I Pool 4.5% 8/15/2039	205,506	203,194
Ginnie Mae I Pool 4.5% 8/15/2039	128,548	127,110
Ginnie Mae I Pool 4.5% 8/15/2039	104,735	103,577
Ginnie Mae I Pool 4.5% 8/15/2039	41,885	41,402
Ginnie Mae I Pool 4.5% 8/15/2039	19,828	19,613
Ginnie Mae I Pool 4.5% 8/15/2039	3,509	3,469
Ginnie Mae I Pool 4.5% 8/15/2040	11,662	11,523
Ginnie Mae I Pool 4.5% 8/15/2040	2,358	2,328
Ginnie Mae I Pool 4.5% 8/15/2040	1,765	1,744
Ginnie Mae I Pool 4.5% 8/15/2041	4,570	4,517
Ginnie Mae I Pool 4.5% 9/15/2039	37,821	37,390
Ginnie Mae I Pool 4.5% 9/15/2039	19,017	18,806
Ginnie Mae I Pool 4.5% 9/15/2039	7,556	7,470
Ginnie Mae I Pool 4.5% 9/15/2039	6,682	6,608
Ginnie Mae I Pool 4.5% 9/15/2040	6,696	6,620
Ginnie Mae I Pool 4.5% 9/15/2040	2,965	2,928
Ginnie Mae I Pool 5% 1/15/2034	1,460	1,473
Ginnie Mae I Pool 5% 1/15/2039	16,118	16,275
Ginnie Mae I Pool 5% 1/15/2040	570	574
Ginnie Mae I Pool 5% 10/15/2033	788	795
Ginnie Mae I Pool 5% 10/15/2034	1,773	1,788
Ginnie Mae I Pool 5% 10/15/2034	1,119	1,129
Ginnie Mae I Pool 5% 10/15/2039	14,333	14,485
Ginnie Mae I Pool 5% 10/15/2039	11,335	11,457
Ginnie Mae I Pool 5% 10/15/2039	8,974	9,074
Ginnie Mae I Pool 5% 10/15/2039	4,891	4,943
Ginnie Mae I Pool 5% 10/15/2039	2,949	2,981
Ginnie Mae I Pool 5% 11/15/2033	3,567	3,600
Ginnie Mae I Pool 5% 11/15/2033	2,777	2,797
Ginnie Mae I Pool 5% 11/15/2033	1,760	1,775
Ginnie Mae I Pool 5% 11/15/2033	1,067	1,076
Ginnie Mae I Pool 5% 11/15/2033	522	527
Ginnie Mae I Pool 5% 11/15/2035	3,517	3,549
Ginnie Mae I Pool 5% 11/15/2039	13,998	14,148
Ginnie Mae I Pool 5% 11/15/2039	9,530	9,635
Ginnie Mae I Pool 5% 11/15/2039	5,826	5,888
Ginnie Mae I Pool 5% 11/15/2039	5,804	5,866
Ginnie Mae I Pool 5% 11/15/2039	1,176	1,188
Ginnie Mae I Pool 5% 11/15/2039	1,079	1,090
Ginnie Mae I Pool 5% 11/15/2040	5,791	5,853
Ginnie Mae I Pool 5% 11/15/2040	1,635	1,651
Ginnie Mae I Pool 5% 12/15/2032	176	177
Ginnie Mae I Pool 5% 12/15/2033	1,114	1,123
Ginnie Mae I Pool 5% 12/15/2037	4,364	4,411
Ginnie Mae I Pool 5% 12/15/2039	14,523	14,679
Ginnie Mae I Pool 5% 12/15/2039	7,318	7,396
Ginnie Mae I Pool 5% 12/15/2039	5,834	5,898
Ginnie Mae I Pool 5% 2/15/2034	2,690	2,714
Ginnie Mae I Pool 5% 2/15/2039	28,290	28,590
Ginnie Mae I Pool 5% 3/15/2035	5,537	5,592
Ginnie Mae I Pool 5% 3/15/2036	11,125	11,235
Ginnie Mae I Pool 5% 3/15/2036	7,032	7,082
Ginnie Mae I Pool 5% 3/15/2036	2,305	2,329
Ginnie Mae I Pool 5% 3/15/2041	12,398	12,519
Ginnie Mae I Pool 5% 3/15/2041	4,491	4,539
Ginnie Mae I Pool 5% 4/15/2033	1,384	1,395
Ginnie Mae I Pool 5% 4/15/2033	1,191	1,201
Ginnie Mae I Pool 5% 4/15/2033	876	884
Ginnie Mae I Pool 5% 4/15/2035	6,917	6,982
Ginnie Mae I Pool 5% 4/15/2039	2,267	2,292
Ginnie Mae I Pool 5% 4/15/2040	100,313	101,389
Ginnie Mae I Pool 5% 4/15/2040	96,850	97,885
Ginnie Mae I Pool 5% 4/15/2040	6,283	6,350
Ginnie Mae I Pool 5% 4/15/2040	2,178	2,202
Ginnie Mae I Pool 5% 4/15/2041	18,427	18,606
Ginnie Mae I Pool 5% 4/15/2041	4,497	4,541
Ginnie Mae I Pool 5% 4/15/2041	1,990	2,010
Ginnie Mae I Pool 5% 4/20/2048	2,250,928	2,266,886
Ginnie Mae I Pool 5% 5/15/2033	10,497	10,582
Ginnie Mae I Pool 5% 5/15/2033	5,867	5,916
Ginnie Mae I Pool 5% 5/15/2033	1,527	1,540
Ginnie Mae I Pool 5% 5/15/2034	53,567	54,045
Ginnie Mae I Pool 5% 5/15/2036	314	316
Ginnie Mae I Pool 5% 5/15/2039	23,159	23,416
Ginnie Mae I Pool 5% 5/15/2039	14,574	14,728
Ginnie Mae I Pool 5% 5/15/2040	6,218	6,285
Ginnie Mae I Pool 5% 5/15/2040	3,758	3,800
Ginnie Mae I Pool 5% 5/15/2040	1,354	1,369
Ginnie Mae I Pool 5% 6/15/2033	799	806
Ginnie Mae I Pool 5% 6/15/2033	760	767
Ginnie Mae I Pool 5% 6/15/2033	300	302
Ginnie Mae I Pool 5% 6/15/2034	908	917
Ginnie Mae I Pool 5% 6/15/2036	4,805	4,854
Ginnie Mae I Pool 5% 6/15/2039	2,191	2,216
Ginnie Mae I Pool 5% 6/15/2040	300,756	303,982
Ginnie Mae I Pool 5% 6/15/2040	7,812	7,895
Ginnie Mae I Pool 5% 6/15/2040	5,561	5,615
Ginnie Mae I Pool 5% 6/15/2041	14,800	14,961
Ginnie Mae I Pool 5% 6/15/2041	2,120	2,141
Ginnie Mae I Pool 5% 6/15/2041	1,953	1,975
Ginnie Mae I Pool 5% 7/15/2034	1,623	1,638
Ginnie Mae I Pool 5% 7/15/2035	24,245	24,479
Ginnie Mae I Pool 5% 7/15/2039	25,413	25,694
Ginnie Mae I Pool 5% 7/15/2039	14,103	14,253
Ginnie Mae I Pool 5% 7/15/2040	16,238	16,413
Ginnie Mae I Pool 5% 7/15/2040	12,926	13,065
Ginnie Mae I Pool 5% 7/15/2040	7,941	8,027
Ginnie Mae I Pool 5% 7/15/2040	6,684	6,756
Ginnie Mae I Pool 5% 7/15/2040	3,220	3,251
Ginnie Mae I Pool 5% 7/15/2040	1,068	1,080
Ginnie Mae I Pool 5% 8/15/2033	13,567	13,675
Ginnie Mae I Pool 5% 8/15/2033	8,333	8,405
Ginnie Mae I Pool 5% 8/15/2033	3,553	3,582
Ginnie Mae I Pool 5% 8/15/2033	3,088	3,117
Ginnie Mae I Pool 5% 8/15/2033	1,581	1,594
Ginnie Mae I Pool 5% 8/15/2033	1,356	1,368
Ginnie Mae I Pool 5% 8/15/2035	477	482
Ginnie Mae I Pool 5% 8/15/2039	12,240	12,371
Ginnie Mae I Pool 5% 8/15/2039	10,656	10,770
Ginnie Mae I Pool 5% 8/15/2039	4,816	4,869
Ginnie Mae I Pool 5% 8/15/2039	3,487	3,524
Ginnie Mae I Pool 5% 8/15/2039	1,964	1,984
Ginnie Mae I Pool 5% 8/15/2039	1,063	1,075
Ginnie Mae I Pool 5% 8/15/2040	26,258	26,541
Ginnie Mae I Pool 5% 8/15/2040	21,125	21,352
Ginnie Mae I Pool 5% 8/15/2040	19,608	19,820
Ginnie Mae I Pool 5% 8/15/2040	5,958	6,022
Ginnie Mae I Pool 5% 9/15/2033	9,743	9,829
Ginnie Mae I Pool 5% 9/15/2035	1,185	1,198
Ginnie Mae I Pool 5% 9/15/2036	21,206	21,420
Ginnie Mae I Pool 5% 9/15/2036	4,400	4,440
Ginnie Mae I Pool 5% 9/15/2039	80,467	81,319
Ginnie Mae I Pool 5% 9/15/2039	17,069	17,251
Ginnie Mae I Pool 5% 9/15/2039	11,808	11,934
Ginnie Mae I Pool 5% 9/15/2039	5,637	5,697
Ginnie Mae I Pool 5% 9/15/2039	5,186	5,242
Ginnie Mae I Pool 5% 9/15/2039	4,578	4,627
Ginnie Mae I Pool 5% 9/15/2039	4,489	4,537
Ginnie Mae I Pool 5% 9/15/2039	3,562	3,600
Ginnie Mae I Pool 5% 9/15/2039	2,992	3,024
Ginnie Mae I Pool 5% 9/15/2039	1,501	1,517
Ginnie Mae I Pool 5% 9/15/2039	1,268	1,281
Ginnie Mae I Pool 5% 9/15/2040	12,528	12,663
Ginnie Mae I Pool 5% 9/15/2040	8,194	8,283
Ginnie Mae I Pool 5% 9/15/2040	4,157	4,197
Ginnie Mae I Pool 5% 9/15/2040	2,794	2,824
Ginnie Mae I Pool 5% 9/15/2041	224,899	227,299
Ginnie Mae I Pool 5.5% 1/15/2034	180	184
Ginnie Mae I Pool 5.5% 10/15/2035	11,013	11,301
Ginnie Mae I Pool 5.5% 3/15/2034	658	673
Ginnie Mae I Pool 5.5% 3/15/2039	778	797
Ginnie Mae I Pool 5.5% 3/20/2054	5,990,091	6,079,479
Ginnie Mae I Pool 5.5% 4/15/2034	751	768
Ginnie Mae I Pool 5.5% 5/15/2034	2,883	2,953
Ginnie Mae I Pool 5.5% 5/15/2034	806	825
Ginnie Mae I Pool 5.5% 5/15/2034	160	164
Ginnie Mae I Pool 5.5% 5/15/2039	8,422	8,629
Ginnie Mae I Pool 5.5% 7/15/2033	630	644
Ginnie Mae I Pool 5.5% 7/15/2039	2,856	2,929
Ginnie Mae I Pool 5.5% 8/15/2033	2,228	2,280
Ginnie Mae I Pool 5.5% 9/15/2039	52,331	53,654
Ginnie Mae I Pool 5.5% 9/15/2039	44,208	45,323
Ginnie Mae I Pool 6% 10/15/2030	3,200	3,274
Ginnie Mae I Pool 6% 10/15/2039	2,071	2,143
Ginnie Mae I Pool 6% 11/15/2039	5,949	6,162
Ginnie Mae I Pool 6% 11/15/2039	3,416	3,538
Ginnie Mae I Pool 6% 11/15/2039	2,254	2,333
Ginnie Mae I Pool 6% 11/15/2039	1,272	1,316
Ginnie Mae I Pool 6% 11/15/2039	1,115	1,153
Ginnie Mae I Pool 6% 11/15/2039	823	852
Ginnie Mae I Pool 6% 11/15/2039	492	509
Ginnie Mae I Pool 6% 12/15/2034	543	560
Ginnie Mae I Pool 6.5% 10/15/2034	6,839	7,175
Ginnie Mae I Pool 6.5% 10/15/2034	966	1,009
Ginnie Mae I Pool 6.5% 10/15/2035	4,771	5,035
Ginnie Mae I Pool 6.5% 10/15/2036	1,533	1,609
Ginnie Mae I Pool 6.5% 11/15/2034	1,693	1,762
Ginnie Mae I Pool 6.5% 6/15/2037	1,835	1,924
Ginnie Mae I Pool 6.5% 7/15/2035	555	584
Ginnie Mae I Pool 6.5% 8/15/2034	7,660	8,026
Ginnie Mae I Pool 6.5% 8/15/2034	177	184
Ginnie Mae I Pool 6.5% 8/15/2036	1,369	1,436
Ginnie Mae I Pool 6.5% 9/15/2034	3,058	3,202
Ginnie Mae I Pool 7% 1/15/2027	1	0
Ginnie Mae I Pool 7% 1/15/2028	69	70
Ginnie Mae I Pool 7% 1/15/2028	63	64
Ginnie Mae I Pool 7% 1/15/2028	62	62
Ginnie Mae I Pool 7% 1/15/2028	55	55
Ginnie Mae I Pool 7% 1/15/2028	53	53
Ginnie Mae I Pool 7% 1/15/2028	44	44
Ginnie Mae I Pool 7% 1/15/2028	11	11
Ginnie Mae I Pool 7% 1/15/2029	196	200
Ginnie Mae I Pool 7% 1/15/2029	135	137
Ginnie Mae I Pool 7% 1/15/2029	97	98
Ginnie Mae I Pool 7% 1/15/2029	75	77
Ginnie Mae I Pool 7% 1/15/2029	50	51
Ginnie Mae I Pool 7% 1/15/2030	625	636
Ginnie Mae I Pool 7% 1/15/2030	53	54
Ginnie Mae I Pool 7% 1/15/2031	208	213
Ginnie Mae I Pool 7% 1/15/2032	1,387	1,421
Ginnie Mae I Pool 7% 10/15/2028	530	537
Ginnie Mae I Pool 7% 10/15/2028	92	93
Ginnie Mae I Pool 7% 10/15/2030	174	177
Ginnie Mae I Pool 7% 10/15/2031	1,195	1,227
Ginnie Mae I Pool 7% 10/15/2031	286	292
Ginnie Mae I Pool 7% 10/15/2031	235	241
Ginnie Mae I Pool 7% 10/15/2031	222	224
Ginnie Mae I Pool 7% 10/15/2031	11	11
Ginnie Mae I Pool 7% 11/15/2027	11	11
Ginnie Mae I Pool 7% 11/15/2028	85	87
Ginnie Mae I Pool 7% 11/15/2029	556	567
Ginnie Mae I Pool 7% 11/15/2031	630	642
Ginnie Mae I Pool 7% 11/15/2031	277	284
Ginnie Mae I Pool 7% 11/15/2032	149	153
Ginnie Mae I Pool 7% 12/15/2027	101	102
Ginnie Mae I Pool 7% 12/15/2027	15	16
Ginnie Mae I Pool 7% 12/15/2028	208	211
Ginnie Mae I Pool 7% 12/15/2028	91	92
Ginnie Mae I Pool 7% 12/15/2028	57	58
Ginnie Mae I Pool 7% 12/15/2028	28	29
Ginnie Mae I Pool 7% 12/15/2030	307	314
Ginnie Mae I Pool 7% 12/15/2031	1,121	1,148
Ginnie Mae I Pool 7% 12/15/2031	394	404
Ginnie Mae I Pool 7% 12/15/2031	52	53
Ginnie Mae I Pool 7% 2/15/2028	75	75
Ginnie Mae I Pool 7% 2/15/2028	60	60
Ginnie Mae I Pool 7% 2/15/2028	53	53
Ginnie Mae I Pool 7% 2/15/2028	48	49
Ginnie Mae I Pool 7% 2/15/2028	28	28
Ginnie Mae I Pool 7% 2/15/2028	13	13
Ginnie Mae I Pool 7% 2/15/2028	9	9
Ginnie Mae I Pool 7% 2/15/2029	42	43
Ginnie Mae I Pool 7% 2/15/2032	1,789	1,838
Ginnie Mae I Pool 7% 2/15/2032	905	921
Ginnie Mae I Pool 7% 2/15/2032	487	500
Ginnie Mae I Pool 7% 2/15/2032	177	181
Ginnie Mae I Pool 7% 2/15/2032	118	120
Ginnie Mae I Pool 7% 2/15/2032	116	119
Ginnie Mae I Pool 7% 3/15/2028	179	181
Ginnie Mae I Pool 7% 3/15/2028	104	105
Ginnie Mae I Pool 7% 3/15/2028	79	79
Ginnie Mae I Pool 7% 3/15/2028	50	50
Ginnie Mae I Pool 7% 3/15/2028	40	41
Ginnie Mae I Pool 7% 3/15/2028	33	33
Ginnie Mae I Pool 7% 3/15/2028	33	33
Ginnie Mae I Pool 7% 3/15/2028	19	19
Ginnie Mae I Pool 7% 3/15/2029	268	272
Ginnie Mae I Pool 7% 3/15/2029	122	124
Ginnie Mae I Pool 7% 3/15/2029	66	67
Ginnie Mae I Pool 7% 3/15/2029	27	28
Ginnie Mae I Pool 7% 3/15/2029	17	17
Ginnie Mae I Pool 7% 3/15/2029	15	15
Ginnie Mae I Pool 7% 3/15/2031	111	114
Ginnie Mae I Pool 7% 3/15/2031	104	107
Ginnie Mae I Pool 7% 3/15/2031	78	80
Ginnie Mae I Pool 7% 3/15/2031	31	31
Ginnie Mae I Pool 7% 3/15/2032	702	721
Ginnie Mae I Pool 7% 3/15/2032	305	313
Ginnie Mae I Pool 7% 3/15/2032	245	251
Ginnie Mae I Pool 7% 3/15/2032	71	72
Ginnie Mae I Pool 7% 3/15/2032	57	58
Ginnie Mae I Pool 7% 3/15/2032	40	41
Ginnie Mae I Pool 7% 4/15/2028	170	172
Ginnie Mae I Pool 7% 4/15/2028	106	107
Ginnie Mae I Pool 7% 4/15/2028	82	83
Ginnie Mae I Pool 7% 4/15/2028	65	65
Ginnie Mae I Pool 7% 4/15/2028	35	35
Ginnie Mae I Pool 7% 4/15/2028	25	26
Ginnie Mae I Pool 7% 4/15/2028	11	11
Ginnie Mae I Pool 7% 4/15/2029	178	181
Ginnie Mae I Pool 7% 4/15/2030	148	151
Ginnie Mae I Pool 7% 4/15/2031	835	854
Ginnie Mae I Pool 7% 4/15/2031	331	339
Ginnie Mae I Pool 7% 4/15/2031	193	198
Ginnie Mae I Pool 7% 4/15/2031	80	82
Ginnie Mae I Pool 7% 4/15/2032	1,111	1,141
Ginnie Mae I Pool 7% 4/15/2032	565	580
Ginnie Mae I Pool 7% 4/15/2032	394	405
Ginnie Mae I Pool 7% 4/15/2032	168	172
Ginnie Mae I Pool 7% 4/15/2032	148	151
Ginnie Mae I Pool 7% 4/15/2032	138	141
Ginnie Mae I Pool 7% 4/15/2032	84	86
Ginnie Mae I Pool 7% 4/15/2032	34	34
Ginnie Mae I Pool 7% 4/20/2032	13,325	13,781
Ginnie Mae I Pool 7% 5/15/2027	2	1
Ginnie Mae I Pool 7% 5/15/2028	108	108
Ginnie Mae I Pool 7% 5/15/2028	22	22
Ginnie Mae I Pool 7% 5/15/2028	7	7
Ginnie Mae I Pool 7% 5/15/2028	7	6
Ginnie Mae I Pool 7% 5/15/2029	124	126
Ginnie Mae I Pool 7% 5/15/2031	328	334
Ginnie Mae I Pool 7% 5/15/2031	171	175
Ginnie Mae I Pool 7% 5/15/2031	61	61
Ginnie Mae I Pool 7% 5/15/2032	585	601
Ginnie Mae I Pool 7% 5/15/2032	301	308
Ginnie Mae I Pool 7% 5/15/2032	180	182
Ginnie Mae I Pool 7% 5/15/2032	158	161
Ginnie Mae I Pool 7% 5/15/2032	151	155
Ginnie Mae I Pool 7% 5/15/2032	140	144
Ginnie Mae I Pool 7% 5/15/2032	131	135
Ginnie Mae I Pool 7% 5/15/2032	120	123
Ginnie Mae I Pool 7% 6/15/2028	190	192
Ginnie Mae I Pool 7% 6/15/2028	182	184
Ginnie Mae I Pool 7% 6/15/2028	122	124
Ginnie Mae I Pool 7% 6/15/2028	74	75
Ginnie Mae I Pool 7% 6/15/2028	64	65
Ginnie Mae I Pool 7% 6/15/2028	53	53
Ginnie Mae I Pool 7% 6/15/2028	39	40
Ginnie Mae I Pool 7% 6/15/2028	39	39
Ginnie Mae I Pool 7% 6/15/2028	30	31
Ginnie Mae I Pool 7% 6/15/2028	21	21
Ginnie Mae I Pool 7% 6/15/2028	19	20
Ginnie Mae I Pool 7% 6/15/2028	4	3
Ginnie Mae I Pool 7% 6/15/2029	43	44
Ginnie Mae I Pool 7% 6/15/2031	1,016	1,040
Ginnie Mae I Pool 7% 6/15/2031	455	466
Ginnie Mae I Pool 7% 6/15/2032	705	722
Ginnie Mae I Pool 7% 6/15/2032	367	375
Ginnie Mae I Pool 7% 6/15/2032	175	179
Ginnie Mae I Pool 7% 6/15/2032	174	177
Ginnie Mae I Pool 7% 6/15/2032	126	129
Ginnie Mae I Pool 7% 6/15/2032	113	116
Ginnie Mae I Pool 7% 6/15/2032	111	114
Ginnie Mae I Pool 7% 7/15/2028	197	199
Ginnie Mae I Pool 7% 7/15/2028	109	110
Ginnie Mae I Pool 7% 7/15/2028	105	106
Ginnie Mae I Pool 7% 7/15/2028	41	42
Ginnie Mae I Pool 7% 7/15/2028	34	34
Ginnie Mae I Pool 7% 7/15/2028	30	30
Ginnie Mae I Pool 7% 7/15/2028	27	28
Ginnie Mae I Pool 7% 7/15/2028	13	13
Ginnie Mae I Pool 7% 7/15/2028	5	4
Ginnie Mae I Pool 7% 7/15/2029	182	185
Ginnie Mae I Pool 7% 7/15/2029	131	133
Ginnie Mae I Pool 7% 7/15/2029	90	92
Ginnie Mae I Pool 7% 7/15/2029	12	12
Ginnie Mae I Pool 7% 7/15/2031	742	761
Ginnie Mae I Pool 7% 7/15/2031	464	474
Ginnie Mae I Pool 7% 7/15/2031	397	406
Ginnie Mae I Pool 7% 7/15/2031	185	189
Ginnie Mae I Pool 7% 7/15/2032	277	283
Ginnie Mae I Pool 7% 7/15/2032	210	215
Ginnie Mae I Pool 7% 7/15/2032	196	202
Ginnie Mae I Pool 7% 7/15/2032	182	187
Ginnie Mae I Pool 7% 7/15/2032	43	45
Ginnie Mae I Pool 7% 8/15/2029	31	31
Ginnie Mae I Pool 7% 8/15/2029	10	10
Ginnie Mae I Pool 7% 8/15/2031	184	189
Ginnie Mae I Pool 7% 8/15/2031	106	108
Ginnie Mae I Pool 7% 8/15/2031	98	100
Ginnie Mae I Pool 7% 8/15/2032	287	293
Ginnie Mae I Pool 7% 8/15/2032	185	190
Ginnie Mae I Pool 7% 8/15/2032	126	129
Ginnie Mae I Pool 7% 8/15/2032	108	111
Ginnie Mae I Pool 7% 8/15/2032	88	90
Ginnie Mae I Pool 7% 8/15/2032	35	35
Ginnie Mae I Pool 7% 9/15/2027	9	9
Ginnie Mae I Pool 7% 9/15/2028	180	182
Ginnie Mae I Pool 7% 9/15/2028	27	27
Ginnie Mae I Pool 7% 9/15/2028	18	18
Ginnie Mae I Pool 7% 9/15/2028	17	17
Ginnie Mae I Pool 7% 9/15/2029	15	15
Ginnie Mae I Pool 7% 9/15/2031	732	751
Ginnie Mae I Pool 7% 9/15/2031	615	630
Ginnie Mae I Pool 7% 9/15/2031	451	462
Ginnie Mae I Pool 7% 9/15/2031	240	245
Ginnie Mae I Pool 7% 9/15/2031	177	182
Ginnie Mae I Pool 7% 9/15/2031	49	50
Ginnie Mae I Pool 7.5% 1/15/2031	95	98
Ginnie Mae I Pool 7.5% 1/15/2031	30	31
Ginnie Mae I Pool 7.5% 10/15/2027	216	219
Ginnie Mae I Pool 7.5% 10/15/2027	177	178
Ginnie Mae I Pool 7.5% 10/15/2027	21	21
Ginnie Mae I Pool 7.5% 10/15/2027	10	10
Ginnie Mae I Pool 7.5% 11/15/2027	17	18
Ginnie Mae I Pool 7.5% 12/15/2027	110	111
Ginnie Mae I Pool 7.5% 12/15/2027	76	76
Ginnie Mae I Pool 7.5% 12/15/2027	73	74
Ginnie Mae I Pool 7.5% 12/15/2027	8	8
Ginnie Mae I Pool 7.5% 2/15/2027	17	17
Ginnie Mae I Pool 7.5% 3/15/2028	84	85
Ginnie Mae I Pool 7.5% 3/15/2031	369	383
Ginnie Mae I Pool 7.5% 4/15/2027	43	43
Ginnie Mae I Pool 7.5% 4/15/2027	23	23
Ginnie Mae I Pool 7.5% 4/15/2027	18	18
Ginnie Mae I Pool 7.5% 4/15/2027	18	18
Ginnie Mae I Pool 7.5% 4/15/2027	5	4
Ginnie Mae I Pool 7.5% 5/15/2027	25	25
Ginnie Mae I Pool 7.5% 5/15/2027	1	0
Ginnie Mae I Pool 7.5% 6/15/2027	125	126
Ginnie Mae I Pool 7.5% 6/15/2027	15	15
Ginnie Mae I Pool 7.5% 6/15/2027	10	10
Ginnie Mae I Pool 7.5% 7/15/2027	204	206
Ginnie Mae I Pool 7.5% 7/15/2027	85	86
Ginnie Mae I Pool 7.5% 7/15/2027	76	77
Ginnie Mae I Pool 7.5% 7/15/2027	59	59
Ginnie Mae I Pool 7.5% 7/15/2027	46	47
Ginnie Mae I Pool 7.5% 7/15/2027	20	20
Ginnie Mae I Pool 7.5% 7/15/2027	7	6
Ginnie Mae I Pool 7.5% 7/15/2027	7	6
Ginnie Mae I Pool 7.5% 7/15/2028	473	482
Ginnie Mae I Pool 7.5% 7/15/2029	81	83
Ginnie Mae I Pool 7.5% 8/15/2027	117	119
Ginnie Mae I Pool 7.5% 8/15/2027	40	41
Ginnie Mae I Pool 7.5% 8/15/2027	12	12
Ginnie Mae I Pool 7.5% 8/15/2027	11	11
Ginnie Mae I Pool 7.5% 8/15/2027	8	8
Ginnie Mae I Pool 7.5% 8/15/2028	246	251
Ginnie Mae I Pool 7.5% 8/15/2028	117	120
Ginnie Mae I Pool 7.5% 8/15/2028	40	41
Ginnie Mae I Pool 7.5% 9/15/2027	255	258
Ginnie Mae I Pool 7.5% 9/15/2027	20	21
Ginnie Mae I Pool 7.5% 9/15/2027	13	13
Ginnie Mae I Pool 7.5% 9/15/2028	290	295
Ginnie Mae I Pool 7.5% 9/15/2031	790	815
Ginnie Mae I Pool 8% 1/15/2028	160	162
Ginnie Mae I Pool 8% 11/15/2027	30	30
Ginnie Mae I Pool 8% 12/15/2027	155	157
Ginnie Mae I Pool 8% 12/15/2027	51	52
Ginnie Mae I Pool 8% 12/15/2027	35	35
Ginnie Mae I Pool 8% 12/15/2027	14	14
Ginnie Mae I Pool 8% 7/15/2027	45	45
Ginnie Mae I Pool 8% 8/15/2027	11	11
Ginnie Mae I Pool 8% 8/15/2027	11	11
Ginnie Mae I Pool 8% 9/15/2029	24	24
Ginnie Mae I Pool 8.5% 1/15/2031	924	954
Ginnie Mae I Pool 8.5% 11/15/2027	14	14
Ginnie Mae I Pool 8.5% 12/15/2029	48	49
Ginnie Mae I Pool 8.5% 7/15/2030	69	71
Ginnie Mae I Pool 8.5% 8/15/2029	48	49
Ginnie Mae II Pool 2% 10/20/2051	803,081	659,562
Ginnie Mae II Pool 2% 11/20/2050	13,350,921	10,973,323
Ginnie Mae II Pool 2% 12/20/2050	13,604,861	11,182,040
Ginnie Mae II Pool 2% 5/20/2051	1,902,867	1,562,806
Ginnie Mae II Pool 2% 6/1/2056 (e)	142,800,000	117,192,333
Ginnie Mae II Pool 2% 9/20/2050	4,095,655	3,366,281
Ginnie Mae II Pool 2.5% 11/20/2051	187,267	160,401
Ginnie Mae II Pool 2.5% 12/20/2051	4,554,082	3,900,747
Ginnie Mae II Pool 2.5% 2/20/2052	27,619,983	23,657,579
Ginnie Mae II Pool 2.5% 6/1/2056 (e)	59,525,000	50,945,257
Ginnie Mae II Pool 2.5% 6/20/2051	4,683,431	4,013,002
Ginnie Mae II Pool 2.5% 7/20/2051	14,500,227	12,424,534
Ginnie Mae II Pool 2.5% 8/20/2050	1,750,829	1,500,473
Ginnie Mae II Pool 3% 1/20/2032	1,210,539	1,175,842
Ginnie Mae II Pool 3% 1/20/2043	773,333	706,468
Ginnie Mae II Pool 3% 10/20/2031	400,660	389,637
Ginnie Mae II Pool 3% 10/20/2043	327,900	298,668
Ginnie Mae II Pool 3% 11/20/2031	429,859	417,701
Ginnie Mae II Pool 3% 12/20/2031	651,449	633,277
Ginnie Mae II Pool 3% 12/20/2042	1,658,551	1,515,099
Ginnie Mae II Pool 3% 12/20/2043	3,411	3,106
Ginnie Mae II Pool 3% 12/20/2046	4,469,441	4,037,022
Ginnie Mae II Pool 3% 2/20/2031	49,586	48,390
Ginnie Mae II Pool 3% 2/20/2043	46,700	42,648
Ginnie Mae II Pool 3% 2/20/2044	12,197	11,102
Ginnie Mae II Pool 3% 3/20/2031	100,497	98,022
Ginnie Mae II Pool 3% 3/20/2050	3,238,712	2,889,943
Ginnie Mae II Pool 3% 4/20/2031	376,735	367,266
Ginnie Mae II Pool 3% 4/20/2052	44,287,360	39,417,823
Ginnie Mae II Pool 3% 5/20/2031	824,593	803,521
Ginnie Mae II Pool 3% 5/20/2042	10,221	9,359
Ginnie Mae II Pool 3% 5/20/2051	6,776,263	6,035,956
Ginnie Mae II Pool 3% 6/20/2050	56,212	50,159
Ginnie Mae II Pool 3% 6/20/2051	1,795,780	1,598,749
Ginnie Mae II Pool 3% 7/20/2031	10,696	10,414
Ginnie Mae II Pool 3% 7/20/2051	2,272,047	2,023,826
Ginnie Mae II Pool 3% 8/20/2031	126,468	123,087
Ginnie Mae II Pool 3% 8/20/2042	14,525	13,283
Ginnie Mae II Pool 3% 8/20/2051	2,700,216	2,405,217
Ginnie Mae II Pool 3% 9/20/2031	50,622	49,249
Ginnie Mae II Pool 3% 9/20/2043	11,558	10,525
Ginnie Mae II Pool 3% 9/20/2051	32,953	29,353
Ginnie Mae II Pool 3.5% 1/20/2041	1,925	1,818
Ginnie Mae II Pool 3.5% 1/20/2044	29,195	27,296
Ginnie Mae II Pool 3.5% 10/20/2041	8,674	8,169
Ginnie Mae II Pool 3.5% 10/20/2043	34,944	32,702
Ginnie Mae II Pool 3.5% 11/20/2041	1,308,905	1,232,750
Ginnie Mae II Pool 3.5% 11/20/2043	7,901	7,392
Ginnie Mae II Pool 3.5% 12/20/2040	167,211	157,903
Ginnie Mae II Pool 3.5% 12/20/2041	3,940,532	3,711,301
Ginnie Mae II Pool 3.5% 12/20/2043	28,866	26,994
Ginnie Mae II Pool 3.5% 2/20/2043	263,631	247,225
Ginnie Mae II Pool 3.5% 2/20/2044	2,728	2,550
Ginnie Mae II Pool 3.5% 3/20/2043	156,014	146,272
Ginnie Mae II Pool 3.5% 3/20/2044	8,619	8,056
Ginnie Mae II Pool 3.5% 4/20/2043	149,205	139,856
Ginnie Mae II Pool 3.5% 4/20/2044	3,959	3,698
Ginnie Mae II Pool 3.5% 4/20/2046	41,881	38,614
Ginnie Mae II Pool 3.5% 5/20/2043	2,506,021	2,338,582
Ginnie Mae II Pool 3.5% 5/20/2046	56,615	52,200
Ginnie Mae II Pool 3.5% 5/20/2046	13,806	12,730
Ginnie Mae II Pool 3.5% 6/20/2043	161,632	151,430
Ginnie Mae II Pool 3.5% 7/20/2043	4,952	4,640
Ginnie Mae II Pool 3.5% 8/20/2043	25,695	24,061
Ginnie Mae II Pool 3.5% 9/20/2040	91,648	86,477
Ginnie Mae II Pool 3.5% 9/20/2043	620,928	581,115
Ginnie Mae II Pool 4% 1/20/2041	2,029,116	1,952,238
Ginnie Mae II Pool 4% 1/20/2042	64,039	61,496
Ginnie Mae II Pool 4% 1/20/2045	1,330,996	1,270,441
Ginnie Mae II Pool 4% 1/20/2046	73,145	69,640
Ginnie Mae II Pool 4% 10/20/2040	692,212	666,168
Ginnie Mae II Pool 4% 10/20/2041	956,591	919,009
Ginnie Mae II Pool 4% 10/20/2044	284,269	271,377
Ginnie Mae II Pool 4% 10/20/2045	8,074	7,689
Ginnie Mae II Pool 4% 11/20/2040	798,847	768,558
Ginnie Mae II Pool 4% 11/20/2044	611,996	584,062
Ginnie Mae II Pool 4% 12/20/2044	16,568	15,811
Ginnie Mae II Pool 4% 12/20/2045	93,036	88,603
Ginnie Mae II Pool 4% 2/20/2041	27,844	26,785
Ginnie Mae II Pool 4% 2/20/2044	406,421	388,583
Ginnie Mae II Pool 4% 3/20/2041	71,701	68,971
Ginnie Mae II Pool 4% 3/20/2047	833,754	793,905
Ginnie Mae II Pool 4% 5/20/2033	1,368	1,340
Ginnie Mae II Pool 4% 7/20/2044	226,137	216,076
Ginnie Mae II Pool 4% 8/20/2041	7,934	7,623
Ginnie Mae II Pool 4% 8/20/2043	126,986	121,549
Ginnie Mae II Pool 4% 8/20/2044	39,575	37,792
Ginnie Mae II Pool 4% 8/20/2045	1,010,223	962,380
Ginnie Mae II Pool 4% 9/20/2040	354,505	341,151
Ginnie Mae II Pool 4% 9/20/2041	147,371	141,575
Ginnie Mae II Pool 4% 9/20/2045	6,643	6,327
Ginnie Mae II Pool 4.5% 1/20/2041	78,380	77,300
Ginnie Mae II Pool 4.5% 10/20/2035	818	810
Ginnie Mae II Pool 4.5% 10/20/2040	16,710	16,484
Ginnie Mae II Pool 4.5% 11/20/2040	16,839	16,609
Ginnie Mae II Pool 4.5% 2/20/2041	289,390	285,405
Ginnie Mae II Pool 4.5% 3/20/2036	5,894	5,839
Ginnie Mae II Pool 4.5% 3/20/2041	221,763	218,708
Ginnie Mae II Pool 4.5% 4/20/2041	54,707	53,950
Ginnie Mae II Pool 4.5% 5/20/2040	19,495	19,238
Ginnie Mae II Pool 4.5% 5/20/2041	244,406	241,007
Ginnie Mae II Pool 4.5% 6/20/2033	2,634	2,615
Ginnie Mae II Pool 4.5% 6/20/2041	484,590	477,788
Ginnie Mae II Pool 4.5% 7/20/2040	32,332	31,899
Ginnie Mae II Pool 4.5% 8/20/2040	3,728	3,678
Ginnie Mae II Pool 4.5% 9/20/2040	174,981	172,615
Ginnie Mae II Pool 5% 12/20/2054	5,108,612	5,058,397
Ginnie Mae II Pool 5% 6/1/2056 (e)	160,350,000	158,386,964
Ginnie Mae II Pool 5% 7/1/2056 (e)	57,750,000	56,970,825
Ginnie Mae II Pool 5% 9/20/2033	117,268	118,012
Ginnie Mae II Pool 5.5% 1/20/2055	5,079,414	5,155,212
Ginnie Mae II Pool 5.5% 12/20/2054	6,282,980	6,384,593
Ginnie Mae II Pool 5.5% 6/1/2056 (e)	234,325,000	235,781,261
Ginnie Mae II Pool 5.5% 7/1/2056 (e)	156,400,000	157,109,275
Ginnie Mae II Pool 6% 11/20/2031	3,139	3,204
Ginnie Mae II Pool 6% 12/20/2054	2,958,589	3,032,144
Ginnie Mae II Pool 6% 5/20/2032	14,798	15,133
Ginnie Mae II Pool 6% 6/1/2056 (e)	78,800,000	80,275,648
Ginnie Mae II Pool 6% 7/1/2056 (e)	51,850,000	52,792,612
Ginnie Mae II Pool 6.5% 1/20/2032	137	143
Ginnie Mae II Pool 6.5% 11/20/2031	579	602
Ginnie Mae II Pool 6.5% 3/20/2031	680	708
Ginnie Mae II Pool 6.5% 4/20/2031	84	88
Ginnie Mae II Pool 6.5% 6/1/2056 (e)	28,800,000	29,979,000
Ginnie Mae II Pool 6.5% 6/20/2031	82	85
Ginnie Mae II Pool 6.5% 7/20/2031	99	103
Ginnie Mae II Pool 6.5% 8/20/2031	98	102
Ginnie Mae II Pool 7% 2/20/2032	3,969	4,105
Ginnie Mae II Pool 7% 3/20/2032	2,057	2,128
Uniform Mortgage Backed Securities 2% 6/1/2056 (e)	213,575,000	170,885,031
Uniform Mortgage Backed Securities 2% 7/1/2056 (e)	170,575,000	136,433,356
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (e)	8,250,000	6,909,052
Uniform Mortgage Backed Securities 3% 6/1/2056 (e)	111,000,000	96,986,250
Uniform Mortgage Backed Securities 3% 7/1/2056 (e)	43,925,000	38,353,729
Uniform Mortgage Backed Securities 4.5% 6/1/2056 (e)	18,950,000	18,197,922
Uniform Mortgage Backed Securities 5% 6/1/2041 (e)	17,375,000	17,464,589
Uniform Mortgage Backed Securities 5% 6/1/2056 (e)	175,475,000	172,705,794
Uniform Mortgage Backed Securities 5% 7/1/2041 (e)	7,000,000	7,027,070
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (e)	61,650,000	61,948,620
Uniform Mortgage Backed Securities 6% 6/1/2056 (e)	142,900,000	145,914,304
Uniform Mortgage Backed Securities 6.5% 6/1/2056 (e)	17,350,000	18,027,734
TOTAL UNITED STATES		4,063,893,598
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,116,159,993)		4,063,893,598

U.S. Treasury Obligations - 41.7%
	Yield (%) (y)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.15	339,566,000	184,718,600
US Treasury Bonds 2% 8/15/2051	2.04 to 2.14	141,158,000	79,572,309
US Treasury Bonds 2.875% 5/15/2052	3.08 to 3.64	106,426,000	72,976,640
US Treasury Bonds 3% 2/15/2047	1.14 to 1.19	245,214,000	181,305,101
US Treasury Bonds 3.625% 2/15/2053	3.72 to 5.06	55,995,000	44,408,847
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	36,176,000	30,715,685
US Treasury Bonds 4.125% 8/15/2044	4.63	1,200,000	1,079,719
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	258,048,000	223,765,921
US Treasury Bonds 4.25% 2/15/2054	4.23 to 4.68	190,000,000	168,246,484
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.20	30,958,000	27,420,807
US Treasury Bonds 4.375% 8/15/2043	5.16	335,000	313,631
US Treasury Bonds 4.5% 11/15/2054	4.35 to 5.00	393,800,000	363,741,987
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	3,330,000	3,156,866
US Treasury Bonds 4.625% 11/15/2044	4.71 to 4.94	52,790,000	50,628,909
US Treasury Bonds 4.625% 11/15/2045	4.68 to 5.02	178,752,000	170,819,880
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.89	56,470,000	53,311,209
US Treasury Bonds 4.625% 2/15/2046	4.57 to 5.02	82,753,000	79,029,115
US Treasury Bonds 4.625% 2/15/2055	4.49 to 4.86	111,000,000	104,692,669
US Treasury Bonds 4.625% 5/15/2044	4.60 to 4.73	4,245,000	4,082,164
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.61	105,000,000	98,995,313
US Treasury Bonds 4.75% 2/15/2056	4.70 to 4.98	49,060,000	47,281,575
US Treasury Bonds 4.75% 5/15/2055	4.80 to 4.98	282,056,000	271,478,900
US Treasury Bonds 4.75% 8/15/2055	4.72 to 4.98	155,000,000	149,241,992
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.78	130,189,000	128,556,552
US Treasury Bonds 5% 5/15/2056	5.12	66,300,000	66,496,828
US Treasury Bonds 6.25% 5/15/2030 (z)	3.46 to 4.41	13,500,000	14,548,359
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.67	11,971,617	11,141,095
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.61 to 2.72	3,341,992	3,111,656
US Treasury Notes 2.625% 7/31/2029 (f)	4.11 to 4.47	7,882,000	7,547,939
US Treasury Notes 2.75% 8/15/2032	2.75 to 2.79	486,541,000	447,218,606
US Treasury Notes 2.875% 5/15/2032 (d)(f)	2.96 to 2.98	165,526,000	153,874,522
US Treasury Notes 3.375% 5/15/2033	3.46 to 4.19	572,000,000	540,785,783
US Treasury Notes 3.5% 2/15/2029	3.50 to 3.60	29,105,000	28,697,985
US Treasury Notes 3.5% 3/15/2029	3.82 to 3.87	14,510,000	14,302,552
US Treasury Notes 3.5% 9/30/2029	3.91	77,500,000	76,110,449
US Treasury Notes 3.625% 10/31/2030	3.61	50,000,000	48,996,094
US Treasury Notes 3.625% 12/31/2030	3.75 to 3.85	296,000,000	289,779,376
US Treasury Notes 3.625% 3/31/2030	3.47	1,575,000	1,548,606
US Treasury Notes 3.625% 8/31/2030	3.61	79,400,000	77,874,031
US Treasury Notes 3.625% 9/30/2030	3.74	29,000,000	28,433,594
US Treasury Notes 3.625% 9/30/2031	3.62 to 4.23	345,010,000	336,047,827
US Treasury Notes 3.75% 12/31/2030	4.07	2,000,000	1,967,969
US Treasury Notes 3.75% 2/28/2033	4.00	54,800,000	53,141,015
US Treasury Notes 3.75% 5/31/2030	3.97 to 4.50	945,000	932,634
US Treasury Notes 3.75% 8/31/2031	3.50 to 3.54	515,000,000	504,881,053
US Treasury Notes 3.875% 12/31/2029	3.43 to 3.79	187,000,000	185,634,023
US Treasury Notes 3.875% 12/31/2032	3.95 to 4.06	240,800,000	235,485,469
US Treasury Notes 3.875% 4/15/2029	3.82 to 3.86	3,420,000	3,403,702
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	95,345,000	92,853,367
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.28	200,600,000	193,983,069
US Treasury Notes 3.875% 8/31/2032	3.99 to 4.00	73,000,000	71,542,851
US Treasury Notes 3.875% 9/30/2032	3.93	64,000,000	62,697,500
US Treasury Notes 4% 1/31/2033	3.79 to 4.00	145,513,000	143,262,096
US Treasury Notes 4% 11/15/2035	4.16 to 4.24	409,400,000	395,966,563
US Treasury Notes 4% 2/15/2034	3.92 to 4.74	61,385,000	60,063,784
US Treasury Notes 4% 2/28/2030	3.40 to 4.13	5,782,000	5,762,576
US Treasury Notes 4% 4/30/2032	3.99 to 4.11	245,745,000	243,018,766
US Treasury Notes 4% 5/31/2028	4.02	2,130,000	2,130,083
US Treasury Notes 4% 5/31/2030	3.78 to 3.93	207,000,000	206,191,406
US Treasury Notes 4% 6/30/2032	4.12 to 4.16	100,000,000	98,796,875
US Treasury Notes 4% 7/31/2032	4.01 to 4.11	146,900,000	145,046,535
US Treasury Notes 4.125% 11/15/2032	3.63	54,222,000	53,838,634
US Treasury Notes 4.125% 11/30/2029	4.11	1,160,000	1,161,450
US Treasury Notes 4.125% 2/15/2036	4.22 to 4.61	589,497,000	575,035,902
US Treasury Notes 4.125% 2/29/2032	4.12	2,200,000	2,191,148
US Treasury Notes 4.125% 3/31/2031	4.70	1,680,000	1,678,491
US Treasury Notes 4.125% 3/31/2032	4.08	64,000,000	63,730,000
US Treasury Notes 4.125% 4/30/2033	4.21 to 4.42	151,205,000	149,787,453
US Treasury Notes 4.125% 5/31/2032	4.03 to 4.19	38,969,000	38,775,141
US Treasury Notes 4.25% 1/31/2030	4.47	75,000,000	75,386,719
US Treasury Notes 4.25% 11/15/2034	4.33 to 4.55	84,000,000	83,268,281
US Treasury Notes 4.25% 3/31/2033	4.17	1,930,000	1,926,984
US Treasury Notes 4.25% 5/15/2035	4.47	2,265,000	2,239,696
US Treasury Notes 4.25% 8/15/2035	4.08 to 4.29	201,800,000	199,316,914
US Treasury Notes 4.375% 1/31/2032	4.21	4,900,000	4,943,449
US Treasury Notes 4.375% 12/31/2029	4.39	1,100,000	1,110,355
US Treasury Notes 4.375% 5/15/2034	4.25 to 4.51	250,000,000	250,566,405
US Treasury Notes 4.375% 5/15/2036	4.45	98,100,000	97,594,172
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	1,590,000	1,608,757
US Treasury Notes 4.625% 2/15/2035	4.05 to 4.44	209,752,000	213,389,897
US Treasury Notes 4.625% 9/30/2028	4.85	546,000	553,188
US Treasury Notes 4.625% 9/30/2030	5.00	735,000	749,413
US Treasury Notes 4.75% 2/15/2045	4.78 to 4.96	14,020,000	13,651,427
US Treasury Notes 4.875% 10/31/2030 (f)	4.56	83,500,000	85,985,429
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,940,306,522)			9,311,306,818

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (Aa)	3.67	830,383,549	830,549,626
Fidelity Securities Lending Cash Central Fund (Aa)(Ab)	3.67	38,021,363	38,025,165
TOTAL MONEY MARKET FUNDS (Cost $868,572,594)			868,574,791

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	3,900,000	92,379
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	19,530,000	1,167,742
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.3625% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	16,760,000	1,009,812
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.57% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	50,000,000	494,818
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	43,120,000	1,290,319
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	21,480,000	1,307,727
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	10,500,000	333,513
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	12,160,000	731,316
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	43,500,000	485,593
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.509% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	30,940,000	1,752,444
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	6,600,000	167,057
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	19,210,000	621,477

TOTAL PURCHASED SWAPTIONS (Cost $9,044,151)			9,454,197

TOTAL INVESTMENT IN SECURITIES - 108.8% (Cost $25,097,910,484)	24,309,940,909
NET OTHER ASSETS (LIABILITIES) - (8.8)%	(1,972,857,066)
NET ASSETS - 100.0%	22,337,083,843

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 4% 6/1/2056	(2,000,000)	(1,860,234)
Ginnie Mae II Pool 5% 6/1/2056	(57,750,000)	(57,043,013)
Ginnie Mae II Pool 5.5% 6/1/2056	(156,400,000)	(157,371,980)
Ginnie Mae II Pool 6% 6/1/2056	(52,425,000)	(53,406,737)
Uniform Mortgage Backed Securities 2% 6/1/2056	(195,775,000)	(156,642,946)
Uniform Mortgage Backed Securities 2.5% 6/1/2056	(8,250,000)	(6,909,052)
Uniform Mortgage Backed Securities 3% 6/1/2056	(89,625,000)	(78,309,844)
Uniform Mortgage Backed Securities 4.5% 6/1/2056	(18,950,000)	(18,197,922)
Uniform Mortgage Backed Securities 5% 6/1/2041	(7,000,000)	(7,036,093)
Uniform Mortgage Backed Securities 5% 6/1/2056	(104,325,000)	(102,678,627)
Uniform Mortgage Backed Securities 5.5% 6/1/2056	(28,600,000)	(28,738,533)
Uniform Mortgage Backed Securities 6% 6/1/2056	(60,325,000)	(61,597,483)
Uniform Mortgage Backed Securities 6.5% 6/1/2056	(17,350,000)	(18,027,734)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(747,820,198)

TOTAL TBA SALE COMMITMENTS (Proceeds $743,127,474)		(747,820,198)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.36% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	13,300,000	(803,141)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.34% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	5,380,000	(327,679)

TOTAL PUT SWAPTIONS			(1,130,820)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.45% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	20,000,000	(1,182,659)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	13,300,000	(743,355)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	5,380,000	(296,259)

TOTAL CALL SWAPTIONS			(2,222,273)
TOTAL WRITTEN SWAPTIONS (Cost $(3,593,635))			(3,353,093)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ASX 10Y Australia Treasury Bond Contracts (Australia)	34	6/2026	2,664,362	18,604
CBOT 10Y US Treasury Notes Contracts (United States)	4,879	9/2026	536,156,359	3,688,402
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	34	9/2026	3,814,375	20,492
CBOT 2Y US Treasury Notes Contracts (United States)	2,463	9/2026	508,917,375	576,998
CBOT 5Y US Treasury Notes Contracts (United States)	13,286	9/2026	1,425,234,891	5,675,987
CBOT US Treasury Long Bond Contracts (United States)	6	9/2026	674,438	12,363
CBOT US Treasury Ultra Bond Contracts (United States)	223	9/2026	25,547,438	382,553
Eurex Euro-Bund Contracts (Germany)	18	9/2026	2,657,992	7,027
TME 10Y Canadian Bond Contracts (Canada)	119	9/2026	10,377,812	23,110
TOTAL LONG				10,405,536
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(77)	9/2026	(8,461,578)	(7,332)
Eurex Euro-Bobl Contracts (Germany)	(41)	9/2026	(5,507,706)	(17,244)
ICE Long GILT Futures (United Kingdom)	(35)	9/2026	(4,182,716)	(67,841)
TOTAL SHORT				(92,417)
TOTAL FUTURES CONTRACTS				10,313,119

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	215,000	USD	249,841	Bank of America NA	7/2026	1,581
EUR	3,581,000	USD	4,233,609	Royal Bank of Canada	7/2026	(45,966)
USD	2,502,859	AUD	3,494,000	BNP Paribas SA	7/2026	(5,365)
USD	2,404,988	CAD	3,267,000	Royal Bank of Canada	7/2026	28,974
USD	525,715	CAD	711,000	Royal Bank of Canada	7/2026	8,621
USD	636,064	EUR	545,000	Goldman Sachs Bank USA	6/2026	376
USD	252,888	EUR	215,000	BNP Paribas SA	7/2026	1,466
USD	199,430,184	EUR	168,673,000	BNP Paribas SA	7/2026	2,182,961
USD	1,020,633	EUR	867,000	BNP Paribas SA	7/2026	6,758
USD	1,573,869	EUR	1,334,000	Bank of America NA	7/2026	13,881
USD	855,263	EUR	731,000	Goldman Sachs Bank USA	7/2026	427
USD	573,939	EUR	486,000	Goldman Sachs Bank USA	7/2026	5,607
USD	3,673,664	EUR	3,151,000	JPMorgan Chase Bank NA	7/2026	(11,135)
USD	1,186,154	EUR	1,017,000	JPMorgan Chase Bank NA	7/2026	(3,132)
USD	807,291	EUR	694,000	JPMorgan Chase Bank NA	7/2026	(4,277)
USD	237,583	GBP	176,000	BNP Paribas SA	7/2026	591
USD	367,818	GBP	273,000	Goldman Sachs Bank USA	7/2026	212
USD	433,682	GBP	323,000	JPMorgan Chase Bank NA	7/2026	(1,251)
USD	45,997,112	GBP	34,023,000	JPMorgan Chase Bank NA	7/2026	183,683
USD	4,290,922	JPY	678,500,000	JPMorgan Chase Bank NA	7/2026	9,588
USD	4,394,758	JPY	693,400,000	JPMorgan Chase Bank NA	7/2026	19,405

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						2,393,005
Unrealized Appreciation						2,464,131
Unrealized Depreciation						(71,126)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Generali 3.875% 1/29/2029		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	3,250,000	(31,451)	10,737	(20,714)
Allianz SE 1.301% 9/25/2049		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	4,150,000	(60,713)	33,223	(27,490)
Deutsche Bank AG 4% 6/24/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	2,350,000	13,056	(33,306)	(20,250)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		130,000	23,827	(31,285)	(7,458)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		250,000	45,822	(62,545)	(16,723)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		380,000	69,649	(104,420)	(34,771)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		70,000	12,830	(20,161)	(7,331)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		420,000	76,981	(95,916)	(18,935)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		430,000	78,814	(101,151)	(22,337)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		150,000	27,493	(35,459)	(7,966)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		530,000	97,142	(112,554)	(15,412)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		310,000	56,819	(66,317)	(9,498)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		220,000	40,323	(53,595)	(13,272)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		220,000	40,323	(57,546)	(17,223)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	31,159	(38,255)	(7,096)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		500,000	91,644	(109,493)	(17,849)
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	126,593	(125,725)	868
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		400,000	60,585	(25,384)	35,201
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		1,500,000	227,195	(95,190)	132,005
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		800,000	121,171	(51,773)	69,398
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		800,000	121,171	(55,427)	65,744
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly		400,000	60,585	(57,962)	2,623
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		200,000	30,293	(28,617)	1,676
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	890,000	(9,101)	1,478	(7,623)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	2,950,000	(30,167)	7,264	(22,903)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		250,000	17,071	(19,776)	(2,705)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly		500,000	34,141	(45,781)	(11,640)
Generali 4.125% 5/4/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	500,000	(4,839)	1,108	(3,731)
BMW Finance NV 1% 5/22/2028		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	5,600,000	(174,700)	148,312	(26,388)
BMW Finance NV 0.75% 7/13/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,100,000	(34,316)	29,817	(4,499)
Deutsche Bank AG 5.625% 5/19/2031		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	500,000	2,778	(6,041)	(3,263)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,200,000	175,042	(107,632)	67,410
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,500,000	119,347	(58,521)	60,826
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,400,000	111,390	(51,987)	59,403
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,700,000	135,259	(64,941)	70,318
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		900,000	71,608	(33,872)	37,736
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	31,826	(14,144)	17,682
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	47,739	(43,495)	4,244
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	790,000	(5,265)	(2,616)	(7,881)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	2,650,000	(17,660)	(5,818)	(23,478)
Aviva PLC 4.625% 8/28/2056		6/2031	Citibank NA	(1%)	Quarterly	EUR	2,500,000	(22,821)	4,125	(18,696)
UniCredit SpA 5.375% 4/16/2034		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	500,000	(3,332)	(1,381)	(4,713)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		20,000	(145)	(206)	(351)
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	3,330,000	(830,910)	779,780	(51,130)
UniCredit SpA 4.175% 6/24/2037		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	2,900,000	(19,326)	(7,639)	(26,965)
5Y CDX EMIG CDSI Series 45 Index		6/2031	ICE	(1%)	Quarterly		4,600,000	(46,860)	0	(46,860)

TOTAL BUY PROTECTION								908,070	(810,087)	97,983
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	145	447	592
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		900,000	(8,062)	11,723	3,661
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		100,000	(896)	1,252	356
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		11,900,000	(106,597)	215,868	109,271
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		1,400,000	(12,541)	10,590	(1,951)
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		200,000	(1,792)	2,395	603
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,100,000	(45,684)	76,199	30,515
CMBX BB Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	5%	Monthly		300,000	(66,474)	63,929	(2,545)
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly		1,200,000	(284,770)	280,141	(4,629)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		100,000	(896)	920	24

TOTAL SELL PROTECTION								(527,567)	663,464	135,897
TOTAL CREDIT DEFAULT SWAPS								380,503	(146,623)	233,880

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	576,917,000	5,240,004	0	5,240,004
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2056	10,490,000	69,345	0	69,345
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2041	9,100,000	(68,276)	0	(68,276)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036	22,850,000	(339,409)	0	(339,409)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	6/2033	5,630,000	39,531	0	39,531
TOTAL INTEREST RATE SWAPS							4,941,195	0	4,941,195

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $8,829,840.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $31,536,696.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,151,041.

(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Level 3 security.
(j)	Non-income producing - Security is in default.
(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,629,528 and $3,669,492, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,371,839,265 or 19.6% of net assets.

(p)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $247,596,162 or 1.1% of net assets.

(q)	Zero coupon bond which is issued at a discount.
(r)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(s)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(t)	Principal Only Strips represent the right to receive the monthly principal payments.
(u)	Non-income producing.
(v)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,636 or 0.0% of net assets.

(w)	Security or a portion of the security is on loan at period end.
(x)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $12,587 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(y)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(z)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $529,129.
(Aa)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Ab)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $12,169,224.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	3,324

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	596,378,250	4,844,396,720	4,610,223,963	18,565,623	(1,381)	-	830,549,626	830,383,549	1.3%
Fidelity Securities Lending Cash Central Fund	55,388,290	4,068,463,066	4,085,821,050	323,725	(5,141)	-	38,025,165	38,021,363	0.1%
Total	651,766,540	8,912,859,786	8,696,045,013	18,889,348	(6,522)	-	868,574,791

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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